UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04000

CALVERT VARIABLE PRODUCTS, INC.
(Exact name of registrant as specified in charter)

4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)

William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (301) 951-4800

Date of fiscal year end: December 31

Date of reporting period: Six months ended June 30, 2014

Item 1. Report to Stockholders.

[Calvert VP SRI Large Cap Value Semi-Annual Report to Shareholders]

[Calvert VP S&P 500 Index Portfolio Semi-Annual Report to Shareholders]

[Calvert VP S&P MidCap 400 Index Portfolio Semi-Annual Report to Shareholders]

[Calvert VP Nasdaq-100 Index Portfolio Semi-Annual Report to Shareholders]

[Calvert VP Russell 2000 Small Cap Index Portfolio Semi-Annual Report to Shareholders]

[Calvert VP EAFE International Index Portfolio Semi-Annual Report to Shareholders]

[Calvert VP Investment Grade Bond Index Portfolio Semi-Annual Report to Shareholders]

[Calvert VP Inflation Protected Plus Portfolio Semi-Annual Report to Shareholders]

[Calvert VP Natural Resources Portfolio Semi-Annual Report to Shareholders]

[Calvert VP Volatility Managed Moderate Portfolio Semi-Annual Report to Shareholders]

[Calvert VP Volatility Managed Moderate Growth Portfolio Semi-Annual Report to Shareholders]

[Calvert VP Volatility Managed Growth Portfolio Semi-Annual Report to Shareholders]

Calvert VP SRI Large Cap Value Portfolio
Semi-Annual Report June 30, 2014

4	Market Commentary
7	Shareholder Expense Example
8	Statement of Net Assets
11	Statement of Operations
12	Statements of Changes in Net Assets
13	Notes to Financial Statements
17	Financial Highlights
18	Explanation of Financial Tables
19	Proxy Voting
19	Availability of Quarterly Portfolio Holdings

CALVERT VP SRI LARGE CAP VALUE PORTFOLIO
Portfolio within Calvert Variable Products, Inc.
Managed by Calvert Investment Management, Inc.
Investment Climate
Equity markets weathered a rise in geopolitical tensions during the first half of 2014, marked by turmoil in the Middle East and conflict in the Ukraine. Despite these tensions, all major global equity indices posted strong returns over the reporting period. The U.S. economic recovery regained its footing after a disappointing first quarter, while easing measures announced by the European Central Bank (ECB) were a welcome development following a string of weaker-than-expected macroeconomic data in the eurozone. Meanwhile, signs that economic growth in China was stabilizing helped emerging-market equities rebound after a rough start to the year. For the six-month period ending June 30, 2014, the Standard and Poor’s (S&P) 500, Russell 1000, Russell 2000, MSCI EAFE, and MSCI Emerging Markets Indices returned 7.14%, 7.27%, 3.19%, 5.14%, and 6.32%, respectively.
From an investment-style perspective, domestic large-capitalization stocks outperformed their small-cap counterparts, while value stocks outperformed growth stocks during the period. However, small-caps began to reverse this trend in June and should benefit from continued economic recovery and increasing merger and acquisition (M&A) activity in the United States as the year wears on. Looking at sector performance, Utilities, Energy, and Health Care were the top performers within the Russell 1000 Index, while the Consumer Discretionary, Telecommunications Services, and Industrials sectors lagged.
Equity Markets Prove Resilient Despite Geopolitical Tensions
Familiar sources of volatility—geopolitical turmoil and instability in the Middle East—again reared their ugly heads during the first half of the year. As the crisis in Iraq intensified, oil prices spiked in June, but retreated toward month-end following reports that the situation was coming under control. In the past this might have resulted in increased volatility or a sell-off in the equity markets, but this time investors seemed to shrug it off. This was likely due to America having reduced its dependence on foreign energy and investors not perceiving the conflict as being a long-term threat to the supply of oil. At the same time, simmering unrest in the Ukraine lingered throughout the period. But with a relatively remote chance of the situation escalating into a broader regional conflict, market participants again determined the economic impact on

AVERAGE ANNUAL TOTAL RETURN (period ended 6.30.14)

Six month*	6.98%
One year	22.60%
Five year	17.37%
Ten year	7.29%

The performance data shown represents past performance, does not guarantee future results and assumes reinvestment of all dividends and distributions. All performance data reflects fee waivers and/or expense limitations, if any are in effect; in their absence performance would be lower. See Note B in Notes to Financial Statements. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.
Visit calvert.com/institutional-VP-performance.html for current performance data. The gross expense ratio from the current prospectus for the Portfolio is 0.84%. This number may vary from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, does not include fee or expense waivers. The performance data and expense ratio reflect deduction of Portfolio operating expenses, but do not reflect charges and expenses imposed under the variable annuity or life insurance contract.
* Total Return is not annualized for periods of less than one year.

4 www.calvert.com CALVERT VP SRI LARGE CAP VALUE PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED)

global growth would likely be minimal. Overall, renewed confidence that the U.S. Federal Reserve (Fed) and central banks around the world would continue to maintain accommodative monetary policies also provided significant support for U.S. and global equity markets.
U.S. Macroeconomic Data Rebounds from Winter Doldrums
Rather than focusing on events happening abroad, investors instead fixed their attention on improving U.S. macroeconomic data, and put the first quarter’s negative gross domestic product (GDP) growth in the rearview mirror, attributing the setback to harsh winter weather. Strong U.S. corporate earnings provided support to equity markets while the labor market continued to show signs of improvement. Jobless claims continued their downward trend and monthly payroll gains have now exceeded 200,000 workers for five consecutive months, pushing the unemployment rate down to 6.1%, the lowest level since September 2008. Other macroeconomic data also pointed to a second quarter rebound—auto sales continued to rise, Manufacturing PMI1 remained firmly in expansion territory, and consumer confidence edged up. The housing market recovery, an important driver of economic growth, also got back on track with second-quarter data indicating a pick-up in housing activity, which had been suppressed by the severe weather conditions. Despite this spate of positive U.S. macroeconomic data, one area of concern was sluggish consumer spending, which is likely being held down by low wage growth. However, we believe that U.S. economic growth will accelerate in the coming quarters, allowing for income growth, which should boost both consumer confidence and spending.
Anemic European Economy Spurs ECB to Action
In Europe, European Central Bank (ECB) President Mario Draghi announced a series of easing measures at a June monetary policy meeting, with the goal of stimulating growth and fending off deflation. This came on the heels of weaker data in the eurozone as inflation there dropped to 0.5% and GDP grew just 0.2% in the first quarter, while the euro area’s Manufacturing PMI declined to the lowest level since November 2013, with notable declines in France and Germany. As we have anticipated, it appears European economic recovery will take much longer to materialize than the market has anticipated to date.
China’s Economic Growth Remains a Concern, but Shows Signs of Stabilizing
Investors remained concerned about slowing economic growth in China as the country transitions to a more consumer-oriented economy. A sharp slowdown in China could prove troubling for global markets, especially given the unknown ripple effects on the global economy should

ECONOMIC SECTORS	% OF TOTAL INVESTMENTS
Consumer Discretionary	9.8%
Consumer Staples	7.0%
Energy	15.1%
Financials	24.5%
Health Care	12.3%
Industrials	9.2%
Information Technology	10.0%
Materials	3.4%
Short-Term Investments	1.9%
Telecommunication Services	4.3%
Utilities	2.5%
Total	100%

the Chinese real estate bubble burst. For now, investors gained comfort in improved manufacturing PMI reports released in June and an expansion of China’s “mini-stimulus” policies. The improving economic backdrop in China also helped propel the rebound in emerging market equities during the second quarter.
Outlook
We continue to believe that this cycle of economic recovery will be more protracted than usual given the depth and severity of the financial crisis that preceded it. Consistent with that and recognizing that this protracted cycle will continue to be characterized by very slow rates of improvement, we think the U.S. economy has largely recovered and is now going through an expansion phase. What this may mean going forward is that economic growth may continue to be slower than usual for this stage in the cycle, but it should still prove robust.
Concerns about subdued emerging-market growth and geopolitical turmoil have effectively injected more risk into the global markets, with investors taking a more cautious approach toward equities. In the short term, this has been positive for U.S. Treasuries and bond-fund inflows. However, from a longer-term perspective, bond prices are likely to come under greater pressure as the Fed continues to wind down its asset purchase program.
We expect the Fed will continue to focus on maintaining positive U.S. economic growth and will adjust the pace at which it tapers quantitative easing (QE) accordingly. As we have maintained for some time, a key consideration in the Fed's strategy remains the U.S housing market, which is a chief driver of U.S. economic growth. As a result, we don’t expect to see much interest-rate volatility in the near term. Having said that, time will continue to work against low rates as the long-term trajectory has nowhere else to go but up.

www.calvert.com CALVERT VP SRI LARGE CAP VALUE PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 5

Overall, we believe global economic growth will continue to move ahead slowly, supported by favorable central bank policies, and these conditions will continue to provide a favorable underpinning for the equities markets, with the U.S. markets in the strongest position. U.S. equities will probably not repeat the 30-40% banner year they had in 2013, but as the U.S. economy continues to strengthen, there is no reason not to expect another positive—though less spectacular—year for stocks in 2014.
Sincerely,
Natalie A. Trunow
Senior Vice President, Chief Investment Officer - Equities
Calvert Investment Management, Inc.
July 2014

1. Purchasing Managers Index (PMI) is an indicator of the economic health of the manufacturing sector and is based on five major areas: new orders, inventory levels, production, supplier deliveries, and the employment environment.

6 www.calvert.com CALVERT VP SRI LARGE CAP VALUE PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED)

SHAREHOLDER EXPENSE EXAMPLE
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).
Note: Expenses do not reflect charges and expenses of the variable annuity or variable universal life contract.
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	BEGINNING ACCOUNT VALUE 1/1/14	ENDING ACCOUNT VALUE 6/30/14	EXPENSES PAID DURING PERIOD* 1/1/14 - 6/30/14
Actual	$1,000.00	$1,069.86	$4.00

Hypothetical (5% return per year before expenses)	$1,000.00	$1,020.93	$3.91

* Expenses are equal to the Fund’s annualized expense ratio of 0.78%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

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STATEMENT OF NET ASSETS
JUNE 30, 2014

EQUITY SECURITIES - 97.9%	SHARES	VALUE

Banks - 9.6%
Bank of America Corp.	267,584	$4,112,766
BB&T Corp.	92,900	3,663,047
Citigroup, Inc.	89,800	4,229,580
The PNC Financial Services Group, Inc.	33,200	2,956,460
		14,961,853

Beverages - 1.4%
PepsiCo, Inc.	24,100	2,153,094

Capital Markets - 5.3%
Goldman Sachs Group, Inc.	24,200	4,052,048
Morgan Stanley	131,200	4,241,696
		8,293,744

Chemicals - 3.4%
Dow Chemical Co.	44,700	2,300,262
E. I. du Pont de Nemours & Co.	45,900	3,003,696
		5,303,958

Commercial Services & Supplies - 2.3%
Tyco International Ltd.	79,425	3,621,780

Communications Equipment - 2.5%
Cisco Systems, Inc.	154,000	3,826,900

Consumer Finance - 2.7%
Capital One Financial Corp.	50,500	4,171,300

Diversified Financial Services - 2.5%
Berkshire Hathaway, Inc., Class B*	31,250	3,955,000

Diversified Telecommunication Services - 4.3%
AT&T, Inc.	87,000	3,076,320
BCE, Inc.	81,000	3,674,160
		6,750,480

Electric Utilities - 2.5%
FirstEnergy Corp.	113,800	3,951,136

Electrical Equipment - 2.5%
Eaton Corp. plc	51,400	3,967,052

Food & Staples Retailing - 1.8%
CVS Caremark Corp.	37,200	2,803,764

Food Products - 2.0%
Unilever NV, NY Shares	72,600	3,176,976

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EQUITY SECURITIES - CONT'D	SHARES	VALUE

Health Care Equipment & Supplies - 1.9%
Abbott Laboratories	35,700	$1,460,130
Covidien plc	17,325	1,562,368
		3,022,498

Health Care Providers & Services - 2.1%
Quest Diagnostics, Inc.	55,100	3,233,819

Household Products - 1.8%
The Procter & Gamble Co.	35,800	2,813,522

Industrial Conglomerates - 3.2%
General Electric Co.	191,000	5,019,480

Insurance - 4.4%
American International Group, Inc.	48,500	2,647,130
MetLife, Inc.	74,700	4,150,332
		6,797,462

Internet Software & Services - 5.0%
eBay, Inc.*	74,400	3,724,464
Google, Inc.:
Class A*	2,800	1,637,076
Class C*	4,300	2,473,704
		7,835,244

IT Services - 0.7%
International Business Machines Corp.	6,300	1,142,001

Media - 7.7%
AMC Networks, Inc.*	25,600	1,574,144
Comcast Corp.	74,300	3,988,424
DIRECTV*	18,100	1,538,681
Time Warner, Inc.	66,666	4,683,287
Time, Inc.*	8,333	201,831
		11,986,367

Multiline Retail - 2.1%
Target Corp.	57,600	3,337,920

Oil, Gas & Consumable Fuels - 15.0%
BP plc (ADR)	52,100	2,748,275
Devon Energy Corp.	35,500	2,818,700
Exxon Mobil Corp.	16,600	1,671,288
Marathon Oil Corp.	97,500	3,892,200
Occidental Petroleum Corp.	39,300	4,033,359
Phillips 66 Co.	18,421	1,481,601
Royal Dutch Shell plc (ADR)	49,100	4,044,367
Southwestern Energy Co.*	62,500	2,843,125
		23,532,915

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EQUITY SECURITIES - CONT'D	SHARES	VALUE

Pharmaceuticals - 8.2%
Merck & Co., Inc.	48,800	$2,823,080
Pfizer, Inc.	137,982	4,095,306
Sanofi SA (ADR)	59,200	3,147,664
Zoetis, Inc.	87,403	2,820,495
		12,886,545

Road & Rail - 1.2%
Union Pacific Corp.	18,200	1,815,450

Software - 1.8%
Microsoft Corp.	68,700	2,864,790

Total Equity Securities (Cost $124,406,794)		153,225,050

TIME DEPOSIT - 1.9%	PRINCIPAL AMOUNT
State Street Bank Time Deposit, 0.083%, 7/1/14	$2,981,055	2,981,055

Total Time Deposit (Cost $2,981,055)		2,981,055

TOTAL INVESTMENTS (Cost $127,387,849) - 99.8%		156,206,105
Other assets and liabilities, net - 0.2%		262,259
NET ASSETS - 100%		$156,468,364

NET ASSETS CONSIST OF:
Paid-in capital applicable to 1,520,526 shares of common stock outstanding;
$0.10 par value, 40,000,000 shares authorized		$138,219,400
Undistributed net investment income		1,370,803
Accumulated net realized gain (loss) on investments and foreign currency transactions		(11,940,737)
Net unrealized appreciation (depreciation) on investments and assets and liabilities
denominated in foreign currencies		28,818,898

NET ASSETS		$156,468,364

NET ASSET VALUE PER SHARE		$102.90

*Non-income producing security.
Abbreviations:
ADR: American Depositary Receipts
plc: Public Limited Company
See notes to financial statements.

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STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2014

NET INVESTMENT INCOME
Investment Income:
Dividend income (net of foreign taxes withheld of $49,233)	$1,659,939
Interest income	1,350
Total investment income	1,661,289

Expenses:
Investment advisory fee	487,625
Transfer agency fees and expenses	8,463
Directors’ fees and expenses	11,906
Administrative fees	76,191
Accounting fees	11,481
Custodian fees	12,356
Reports to shareholders	8,033
Professional fees	17,471
Miscellaneous	4,655
Total expenses	638,181
Reimbursement from Advisor	(43,889)
Net expenses	594,292

NET INVESTMENT INCOME	1,066,997

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	12,429,264
Foreign currency transactions	(594)
12,428,670
Change in unrealized appreciation (depreciation) on:
Investments	(3,125,929)
Assets and liabilities denominated in foreign currencies	629
(3,125,300)

NET REALIZED AND UNREALIZED GAIN (LOSS)	9,303,370

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$10,370,367

See notes to financial statements.

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STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS	SIX MONTHS ENDED JUNE 30, 2014	YEAR ENDED DECEMBER 31, 2013
Operations:
Net investment income	$1,066,997	$2,184,687
Net realized gain (loss)	12,428,670	20,004,239
Change in unrealized appreciation (depreciation)	(3,125,300)	18,157,045

INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	10,370,367	40,345,971

Distributions to shareholders from:
Net investment income	—	(2,383,890)
Total distributions	—	(2,383,890)

Capital share transactions:
Shares sold	698,413	5,371,585
Reinvestment of distributions	—	2,383,890
Shares redeemed	(10,638,504)	(20,512,297)
Total capital share transactions	(9,940,091)	(12,756,822)

TOTAL INCREASE (DECREASE) IN NET ASSETS	430,276	25,205,259

NET ASSETS
Beginning of period	156,038,088	130,832,829
End of period (including undistributed net investment income
of $1,370,803 and $303,806, respectively)	$156,468,364	$156,038,088

CAPITAL SHARE ACTIVITY
Shares sold	7,115	61,624
Reinvestment of distributions	—	25,339
Shares redeemed	(108,694)	(237,588)
Total capital share activity	(101,579)	(150,625)

See notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS
NOTE A — SIGNIFICANT ACCOUNTING POLICIES
General: Calvert VP SRI Large Cap Value Portfolio (the “Portfolio”), a series of Calvert Variable Products, Inc. (the “Fund”), is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund is comprised of twelve separate portfolios. The operations of each series of the Fund are accounted for separately. Shares of the Portfolio are sold without sales charge to affiliated and unaffiliated insurance companies for allocation to certain of their variable separate accounts.
Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Portfolio uses independent pricing services approved by the Board of Directors (“the Board”) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
The Board has adopted Valuation Procedures (the “Procedures”) to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. The Board has delegated the day-to-day responsibility for determining the fair value of assets of the Portfolio to Calvert Investment Management, Inc. (the “Advisor” or “Calvert”) and has provided these Procedures to govern Calvert in its valuation duties.
Calvert has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated.
The Valuation Committee meets on a regular basis to review illiquid securities and other investments which may not have readily available market prices. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.
The Valuation Committee utilizes various methods to measure the fair value of the Portfolio’s investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. There were no such transfers during the period. Valuation techniques used to value the Portfolio’s investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are categorized as Level 2 in the hierarchy. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which foreign securities are traded, and before the close of business of the Portfolio, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and such securities are categorized as Level 3 in the hierarchy.

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Short-term securities of sufficient credit quality with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Advisor, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by the Valuation Committee.
The Valuation Committee considers a number of factors, including significant unobservable valuation inputs when arriving at fair value. It considers all significant facts that are reasonably available and relevant to the determination of fair value.
The Valuation Committee primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. When more appropriate, the fund may employ an income-based or cost approach. An income-based valuation approach discounts anticipated future cash flows of the investment to calculate a present amount (discounted). The measurement is based on the value indicated by current market expectations about those future amounts. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. A cost based approach is based on the amount that currently would be required to replace the service capacity of an asset (current replacement cost). From the seller’s perspective, the price that would be received for the asset is determined based on the cost to a buyer to acquire or construct a substitute asset of comparable utility, adjusted for obsolescence.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.
At June 30, 2014, no securities were fair valued in good faith under the direction of the Board.
The following table summarizes the market value of the Portfolio's holdings as of June 30, 2014, based on the inputs used to value them:

	VALUATION INPUTS
INVESTMENTS IN SECURITIES	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Equity securities*	$153,225,050	—	—	$153,225,050
Other debt obligations	—	$2,981,055	—	2,981,055
TOTAL	$153,225,050	$2,981,055	—	$156,206,105

* For further breakdown of Equity Securities by industry type, please refer to the Statement of Net Assets.
Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Portfolio’s understanding of the applicable country’s tax rules and rates. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.
Foreign Currency Transactions: The Portfolio’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities is included with the net realized and unrealized gain or loss on investments.

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Distributions to Shareholders: Distributions to shareholders are recorded by the Portfolio on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Portfolio’s capital accounts to reflect income and gains available for distribution under income tax regulations.
Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Federal Income Taxes: No provision for federal income or excise tax is required since the Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Portfolio’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Portfolio’s financial statements. A Portfolio’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.
NOTE B — RELATED PARTY TRANSACTIONS
Calvert Investment Management, Inc. (the “Advisor”) is wholly-owned by Calvert Investments, Inc., which is indirectly wholly owned by Ameritas Mutual Holding Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and Directors of the Fund who are employees of the Advisor or its affiliates. For its services, the Advisor receives an annual fee, payable monthly, of .64% of the Portfolio’s average daily net assets. Under the terms of the agreement, $82,355 was payable at period end. In addition, $1,279 was payable at period end for operating expenses paid by the Advisor during June 2014.
The Advisor has contractually agreed to limit net annual portfolio operating expenses through April 30, 2015. The contractual expense cap is .78%. For the purpose of this expense limit, operating expenses do not include interest expense, brokerage commissions, taxes, and extraordinary expenses. This expense limitation does not limit acquired fund fees and expenses, if any. Under the terms of the agreement, $6,188 was receivable at period end.
Calvert Investment Administrative Services, Inc., an affiliate of the Advisor, provides administrative services to the Portfolio for an annual fee, payable monthly, of .10% of the average daily net assets of the Portfolio. Under the terms of the agreement, $12,883 was payable at period end.
Calvert Investment Services, Inc. (“CIS”), an affiliate of the Advisor, acts as shareholder servicing agent for the Portfolio. For its services, CIS received a fee of $5,688 for the six months ended June 30, 2014. Under the terms of the agreement, $977 was payable at period end. Boston Financial Data Services, Inc. is the transfer and dividend disbursing agent.
Each Director of the Fund who is not an employee of the Advisor or its affiliates receives a fee of $1,500 for each Board and Committee meeting attended plus an annual fee of $40,000. Committee chairs receive an additional $5,000 annual retainer. Directors’ fees are allocated to each of the portfolios served.
NOTE C — INVESTMENT ACTIVITY AND TAX INFORMATION
During the period, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $35,289,209 and $44,457,674, respectively.

CAPITAL LOSS CARRYFORWARD

EXPIRATION DATE
31-Dec-15	($953,081)
31-Dec-17	(15,318,788)
31-Dec-18	(7,422,814)

NO EXPIRATION DATE
Long-term	($240,140)

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Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred in taxable years beginning after December 22, 2010 can be carried forward to offset future capital gains for an unlimited period. These losses are required to be utilized prior to the losses incurred in pre-enactment taxable years and will retain their character as either long-term or short-term. Capital losses incurred in pre-enactment taxable years can be utilized until expiration. The Portfolio’s use of net capital losses acquired from reorganizations may be limited under certain tax provisions.
As of June 30, 2014, the tax basis components of appreciation/(depreciation) and the federal tax cost were as follows:

Unrealized appreciation	$28,503,007
Unrealized (depreciation)	(64,430)
Net unrealized appreciation/(depreciation)	$28,438,577

Federal income tax cost of investments	$127,767,528
NOTE D — LINE OF CREDIT
A financing agreement is in place with the Calvert Funds and State Street Corporation (“SSC”). Under the agreement, SSC provides an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), accessible by the Funds for temporary or emergency purposes only. Borrowings under the committed facility bear interest at the higher of the London Interbank Offered Rate (LIBOR) or the overnight Federal Funds Rate plus 1.25% per annum. A commitment fee of .11% per annum is incurred on the unused portion of the committed facility, which is allocated to all participating funds. The Portfolio had no borrowings under the agreement during the six months ended June 30, 2014.
NOTE E — SUBSEQUENT EVENTS
In preparing the financial statements as of June 30, 2014, no subsequent events or transactions occurred that would have required recognition or disclosure in these financial statements.

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FINANCIAL HIGHLIGHTS

	PERIODS ENDED
	JUNE 30,		DECEMBER 31,
	2014		2013	2012	2011 (z)	2010 (z)	2009
Net asset value, beginning	$96.19		$73.80	$64.22	$66.82	$60.76	$49.45
Income from investment operations:
Net investment income	0.71		1.39	1.36	1.24	1.05	1.16
Net realized and unrealized gain (loss)	6.00		22.48	9.56	(2.36)	6.00	11.41
Total from investment operations	6.71		23.87	10.92	(1.12)	7.05	12.57
Distributions from:
Net investment income	—		(1.48)	(1.34)	(1.48)	(0.99)	(1.14)
Net realized gain	—		—	—	—	—	(0.12)
Total distributions	—		(1.48)	(1.34)	(1.48)	(0.99)	(1.26)
Total increase (decrease) in net asset value	6.71		22.39	9.58	(2.60)	6.06	11.31
Net asset value, ending	$102.90		$96.19	$73.80	$64.22	$66.82	$60.76

Total return*	6.98%		32.39%	17.03%	(1.68)%	11.60%	25.40%
Ratios to average net assets: A
Net investment income	1.40	% (a)	1.51%	1.87%	1.85%	1.70%	2.19%
Total expenses	0.84	% (a)	0.84%	0.85%	0.85%	0.84%	0.85%
Expenses before offsets	0.78	% (a)	0.78%	0.77%	0.75%	0.74%	0.74%
Net expenses	0.78	% (a)	0.78%	0.77%	0.75%	0.74%	0.74%
Portfolio turnover	23%		55%	51%	16%	27%	29%
Net assets, ending (in thousands)	$156,468		$156,038	$130,833	$117,125	$164,863	$178,063

A    Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the portfolio.
(a) Annualized.
(z) Per share figures are calculated using the Average Shares Method.
* Total return is not annualized for periods of less than one year and does not reflect charges and expenses of the variable annuity or variable universal life contract.

See notes to financial statements.

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EXPLANATION OF FINANCIAL TABLES
SCHEDULE OF INVESTMENTS
The Schedule of Investments is a snapshot of all securities held in the fund at their market value, on the last day of the reporting period. Securities are listed by asset type (e.g., common stock, corporate bonds, U.S. government obligations) and may be further broken down into sub-groups and by industry classification.
STATEMENT OF ASSETS AND LIABILITIES
The Statement of Assets and Liabilities is often referred to as the fund’s balance sheet. It lists the value of what the fund owns, is due and owes on the last day of the reporting period. The fund’s assets include the market value of securities owned, cash, receivables for securities sold and shareholder subscriptions, and receivables for dividends and interest payments that have been earned, but not yet received. The fund’s liabilities typically include payables for securities purchased and shareholder redemptions, and expenses owed but not yet paid. The statement also reports the fund’s net asset value (NAV) per share on the last day of the reporting period. The NAV is calculated by dividing the fund’s net assets (assets minus liabilities) by the number of shares outstanding. This statement is accompanied by a Schedule of Investments. Alternatively, if certain conditions are met, a Statement of Net Assets may be presented in lieu of this statement and the Schedule of Investments.
STATEMENT OF NET ASSETS
The Statement of Net Assets provides a detailed list of the fund’s holdings, including each security’s market value on the last day of the reporting period. The Statement of Net Assets includes a Schedule of Investments. Other assets are added and other liabilities subtracted from the investments total to calculate the fund’s net assets. Finally, net assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) per share.
At the end of the Statement of Net Assets is a table displaying the composition of the fund’s net assets. Paid in Capital is the money invested by shareholders and represents the bulk of net assets. Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the amounts the fund had available to distribute to shareholders as of the statement date. Accumulated Realized Losses will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund’s investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.
STATEMENT OF OPERATIONS
The Statement of Operations summarizes the fund’s investment income earned and expenses incurred in operating the fund. Investment income includes dividends earned from stocks and interest earned from interest-bearing securities in the fund. Expenses incurred in operating the fund include the advisory fee paid to the investment advisor, administrative services fees, distribution plan expenses (if applicable), transfer agent fees, shareholder servicing expenses, custodial, legal, and audit fees, and the printing and postage expenses related to shareholder reports. Expense offsets (fees paid indirectly) may also be shown. Credits earned from offset arrangements are used to reduce the fund’s expenses. This statement also shows net gains (losses) realized on the sale of investments and the increase or decrease in the unrealized appreciation (depreciation) on investments held during the period.
STATEMENT OF CHANGES IN NET ASSETS
The Statement of Changes in Net Assets shows how the fund’s total net assets changed during the two most recent reporting periods. Changes in the fund’s net assets are attributable to investment operations, distributions and capital share transactions.
The Operations section of the report summarizes information detailed in the Statement of Operations. The Distribution section shows the dividend and capital gain distributions made to shareholders. The amounts shown as distributions in this section may not match the net investment income and realized gains amounts shown in the Operations section because distributions are determined on a tax basis and certain investments or transactions may be treated differently for financial statement and tax purposes. The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, and the amounts redeemed. The corresponding numbers of shares issued, reinvested and redeemed are shown at the end of the report.

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FINANCIAL HIGHLIGHTS
The Financial Highlights table provides a per-share breakdown by class of the components that affect the fund’s net asset value for current and past reporting periods. The table provides total return, total distributions, expense ratios, portfolio turnover and net assets for the applicable period. Total return is a measure of a fund’s performance that encompasses all elements of return: dividends, capital gain distributions and changes in net asset value. Total return is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gain distributions, expressed as a percentage of the initial investment. Total distributions include distributions from net investment income and net realized gains. Long-term gains are earned on securities held in the fund more than one year. Short-term gains, on the sale of securities held less than one year, are treated as ordinary dividend income for tax purposes. The expense ratio is a fund’s cost of doing business, expressed as a percentage of net assets. These expenses directly reduce returns to shareholders. Portfolio turnover measures the trading activity in a fund’s investment portfolio – how often securities are bought and sold by a fund. Portfolio turnover is affected by market conditions, changes in the size of the fund, the nature of the fund’s investments and the investment style of the portfolio manager.
PROXY VOTING
The Proxy Voting Guidelines that the Portfolio uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the Fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Fund at 1-800-368-2745, by visiting the Calvert website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling the Fund, by visiting the Calvert website at www.calvert.com or visiting the SEC’s website at www.sec.gov.
AVAILABILITY OF QUARTERLY PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.
Investors should carefully consider the investment objectives, risks, charges and expenses of the Calvert Funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call Calvert at 800/368-2745.

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Calvert VP S&P 500 Index Portfolio
Semi-Annual Report June 30, 2014

4	Market Commentary
7	Shareholder Expense Example
8	Statement of Net Assets
23	Statement of Operations
24	Statements of Changes in Net Assets
25	Notes to Financial Statements
31	Financial Highlights
32	Explanation of Financial Tables
33	Proxy Voting
33	Availability of Quarterly Portfolio Holdings

CALVERT VP S&P 500 INDEX PORTFOLIO
Portfolio within Calvert Variable Products, Inc.
Managed by Ameritas Investment Partners, Inc., Subadvisor
Investment Climate
Equity markets weathered a rise in geopolitical tensions during the first half of 2014, marked by turmoil in the Middle East and conflict in the Ukraine. Despite these tensions, all major global equity indices posted strong returns over the reporting period. The U.S. economic recovery regained its footing after a disappointing first quarter, while easing measures announced by the European Central Bank (ECB) were a welcome development following a string of weaker-than-expected macroeconomic data in the eurozone. Meanwhile, signs that economic growth in China was stabilizing helped emerging-market equities rebound after a rough start to the year. For the six-month period ending June 30, 2014, the Standard and Poor’s (S&P) 500, Russell 1000, Russell 2000, MSCI EAFE, and MSCI Emerging Markets Indices returned 7.14%, 7.27%, 3.19%, 5.14%, and 6.32%, respectively.
From an investment-style perspective, domestic large-capitalization stocks outperformed their small-cap counterparts, while value stocks outperformed growth stocks during the period. However, small-caps began to reverse this trend in June and should benefit from continued economic recovery and increasing merger and acquisition (M&A) activity in the United States as the year wears on. Looking at sector performance, Utilities, Energy, and Health Care were the top performers within the Russell 1000 Index, while the Consumer Discretionary, Telecommunications Services, and Industrials sectors lagged.
Equity Markets Prove Resilient Despite Geopolitical Tensions
Familiar sources of volatility—geopolitical turmoil and instability in the Middle East—again reared their ugly heads during the first half of the year. As the crisis in Iraq intensified, oil prices spiked in June, but retreated toward month-end following reports that the situation was coming under control. In the past this might have resulted in increased volatility or a sell-off in the equity markets, but this time investors seemed to shrug it off. This was likely due to America having reduced its dependence on foreign energy and investors not perceiving the conflict as being a long-term threat to the supply of oil. At the same time, simmering unrest in the Ukraine lingered throughout the period. But with a relatively remote chance of the situation escalating into a broader regional conflict, market participants again determined the economic impact on

AVERAGE ANNUAL TOTAL RETURN (period ended 6.30.14)

Six month*	6.92%
One year	24.13%
Five year	18.39%
Ten year	7.42%

The performance data shown represents past performance, does not guarantee future results and assumes reinvestment of all dividends and distributions. All performance data reflects fee waivers and/or expense limitations, if any are in effect; in their absence performance would be lower. See Note B in Notes to Financial Statements. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.
Visit calvert.com/institutional-VP-performance.html for current performance data. The gross expense ratio from the current prospectus for the Portfolio is 0.48%. This number may vary from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, does not include fee or expense waivers. The performance data and expense ratio reflect deduction of Portfolio operating expenses, but do not reflect charges and expenses imposed under the variable annuity or life insurance contract.
* Total Return is not annualized for periods of less than one year.

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global growth would likely be minimal. Overall, renewed confidence that the U.S. Federal Reserve (Fed) and central banks around the world would continue to maintain accommodative monetary policies also provided significant support for U.S. and global equity markets.
U.S. Macroeconomic Data Rebounds from Winter Doldrums
Rather than focusing on events happening abroad, investors instead fixed their attention on improving U.S. macroeconomic data, and put the first quarter’s negative gross domestic product (GDP) growth in the rearview mirror, attributing the setback to harsh winter weather. Strong U.S. corporate earnings provided support to equity markets while the labor market continued to show signs of improvement. Jobless claims continued their downward trend and monthly payroll gains have now exceeded 200,000 workers for five consecutive months, pushing the unemployment rate down to 6.1%, the lowest level since September 2008. Other macroeconomic data also pointed to a second quarter rebound—auto sales continued to rise, Manufacturing PMI1 remained firmly in expansion territory, and consumer confidence edged up. The housing market recovery, an important driver of economic growth, also got back on track with second-quarter data indicating a pick-up in housing activity, which had been suppressed by the severe weather conditions. Despite this spate of positive U.S. macroeconomic data, one area of concern was sluggish consumer spending, which is likely being held down by low wage growth. However, we believe that U.S. economic growth will accelerate in the coming quarters, allowing for income growth, which should boost both consumer confidence and spending.
Anemic European Economy Spurs ECB to Action
In Europe, European Central Bank (ECB) President Mario Draghi announced a series of easing measures at a June monetary policy meeting, with the goal of stimulating growth and fending off deflation. This came on the heels of weaker data in the eurozone as inflation there dropped to 0.5% and GDP grew just 0.2% in the first quarter, while the euro area’s Manufacturing PMI declined to the lowest level since November 2013, with notable declines in France and Germany. As we have anticipated, it appears European economic recovery will take much longer to materialize than the market has anticipated to date.
China’s Economic Growth Remains a Concern, but Shows Signs of Stabilizing
Investors remained concerned about slowing economic growth in China as the country transitions to a more consumer-oriented economy. A sharp slowdown in China could prove troubling for global markets, especially given the unknown ripple effects on the global economy should

ECONOMIC SECTORS	% OF TOTAL INVESTMENTS
Consumer Discretionary	11.5%
Consumer Staples	9.1%
Energy	10.2%
Exchange Traded Products	2.3%
Financials	15.0%
Health Care	12.6%
Industrials	10.1%
Information Technology	18.0%
Materials	3.3%
Short-Term Investments	2.3%
Telecommunication Services	2.4%
Utilities	3.2%
Total	100%

the Chinese real estate bubble burst. For now, investors gained comfort in improved manufacturing PMI reports released in June and an expansion of China’s “mini-stimulus” policies. The improving economic backdrop in China also helped propel the rebound in emerging market equities during the second quarter.
Outlook
We continue to believe that this cycle of economic recovery will be more protracted than usual given the depth and severity of the financial crisis that preceded it. Consistent with that and recognizing that this protracted cycle will continue to be characterized by very slow rates of improvement, we think the U.S. economy has largely recovered and is now going through an expansion phase. What this may mean going forward is that economic growth may continue to be slower than usual for this stage in the cycle, but it should still prove robust.
Concerns about subdued emerging-market growth and geopolitical turmoil have effectively injected more risk into the global markets, with investors taking a more cautious approach toward equities. In the short term, this has been positive for U.S. Treasuries and bond-fund inflows. However, from a longer-term perspective, bond prices are likely to come under greater pressure as the Fed continues to wind down its asset purchase program.
We expect the Fed will continue to focus on maintaining positive U.S. economic growth and will adjust the pace at which it tapers quantitative easing (QE) accordingly. As we have maintained for some time, a key consideration in the Fed's strategy remains the U.S housing market, which is a chief driver of U.S. economic growth. As a result, we don’t expect to see much interest-rate volatility in the near term. Having said that, time will continue to work against

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low rates as the long-term trajectory has nowhere else to go but up.
Overall, we believe global economic growth will continue to move ahead slowly, supported by favorable central bank policies, and these conditions will continue to provide a favorable underpinning for the equities markets, with the U.S. markets in the strongest position. U.S. equities will probably not repeat the 30-40% banner year they had in 2013, but as the U.S. economy continues to strengthen, there is no reason not to expect another positive—though less spectacular—year for stocks in 2014.
Sincerely,
Natalie A. Trunow
Senior Vice President, Chief Investment Officer - Equities
Calvert Investment Management, Inc.
July 2014

1. Purchasing Managers Index (PMI) is an indicator of the economic health of the manufacturing sector and is based on five major areas: new orders, inventory levels, production, supplier deliveries, and the employment environment.

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SHAREHOLDER EXPENSE EXAMPLE
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).
Note: Expenses do not reflect charges and expenses of the variable annuity or variable universal life contract.
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	BEGINNING ACCOUNT VALUE 1/1/14	ENDING ACCOUNT VALUE 6/30/14	EXPENSES PAID DURING PERIOD* 1/1/14 - 6/30/14
Actual	$1,000.00	$1,169.16	$2.15

Hypothetical (5% return per year before expenses)	$1,000.00	$1,022.71	$2.11

* Expenses are equal to the Fund’s annualized expense ratio of 0.42%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

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STATEMENT OF NET ASSETS
JUNE 30, 2014

EQUITY SECURITIES - 95.9%	SHARES	VALUE

Aerospace & Defense - 2.5%
General Dynamics Corp.	6,425	$748,834
Honeywell International, Inc.	15,308	1,422,879
L-3 Communications Holdings, Inc.	1,696	204,792
Lockheed Martin Corp.	5,211	837,564
Northrop Grumman Corp.	4,186	500,771
Precision Castparts Corp.	2,830	714,292
Raytheon Co.	6,215	573,334
Rockwell Collins, Inc.	2,753	215,119
Textron, Inc.	5,636	215,802
The Boeing Co.	13,239	1,684,398
United Technologies Corp.	16,486	1,903,309
		9,021,094

Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc.	3,036	193,667
Expeditors International of Washington, Inc.	3,858	170,369
FedEx Corp.	5,430	821,993
United Parcel Service, Inc., Class B	13,778	1,414,450
		2,600,479

Airlines - 0.3%
Delta Air Lines, Inc.	16,785	649,915
Southwest Airlines Co.	13,872	372,602
		1,022,517

Auto Components - 0.4%
BorgWarner, Inc.	4,556	297,006
Delphi Automotive plc	5,510	378,757
Goodyear Tire & Rubber Co.	5,503	152,873
Johnson Controls, Inc.	13,122	655,182
		1,483,818

Automobiles - 0.7%
Ford Motor Co.	77,295	1,332,566
General Motors Co.	25,761	935,124
Harley-Davidson, Inc.	4,268	298,120
		2,565,810

Banks - 5.7%
Bank of America Corp.	206,953	3,180,868
BB&T Corp.	14,236	561,325
Citigroup, Inc.	59,810	2,817,051
Comerica, Inc.	3,598	180,476
Fifth Third Bancorp	16,826	359,235
Huntington Bancshares, Inc.	17,029	162,457
JPMorgan Chase & Co.	74,381	4,285,833
KeyCorp	17,951	257,238
M&T Bank Corp.	2,626	325,755

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EQUITY SECURITIES - CONT'D	SHARES	VALUE

Banks - Cont'd
Regions Financial Corp.	27,579	$292,889
SunTrust Banks, Inc.	10,677	427,721
The PNC Financial Services Group, Inc.	10,441	929,771
US Bancorp	35,481	1,537,037
Wells Fargo & Co.	94,201	4,951,204
Zions Bancorporation	3,653	107,654
		20,376,514

Beverages - 2.0%
Brown-Forman Corp., Class B	3,169	298,425
Coca-Cola Enterprises, Inc.	4,571	218,402
Constellation Brands, Inc.*	3,348	295,059
Dr Pepper Snapple Group, Inc.	3,898	228,345
Molson Coors Brewing Co., Class B	3,186	236,274
Monster Beverage Corp.*	2,738	194,480
PepsiCo, Inc.	29,855	2,667,246
The Coca-Cola Co.	74,386	3,150,991
		7,289,222

Biotechnology - 2.4%
Alexion Pharmaceuticals, Inc.*	3,909	610,781
Amgen, Inc.	14,953	1,769,987
Biogen Idec, Inc.*	4,637	1,462,092
Celgene Corp.*	15,654	1,344,366
Gilead Sciences, Inc.*	30,018	2,488,792
Regeneron Pharmaceuticals, Inc.*	1,575	444,890
Vertex Pharmaceuticals, Inc.*	4,701	445,091
		8,565,999

Building Products - 0.1%
Allegion plc	1,909	108,202
Masco Corp.	7,242	160,773
		268,975

Capital Markets - 2.1%
Affiliated Managers Group, Inc.*	1,100	225,940
Ameriprise Financial, Inc.	3,772	452,640
Bank of New York Mellon Corp.	22,430	840,676
BlackRock, Inc.	2,446	781,742
Charles Schwab Corp.	22,890	616,428
E*Trade Financial Corp.*	5,817	123,669
Franklin Resources, Inc.	7,853	454,218
Goldman Sachs Group, Inc.	8,129	1,361,120
Invesco Ltd.	8,559	323,102
Legg Mason, Inc.	2,137	109,649
Morgan Stanley	27,359	884,516
Northern Trust Corp.	4,408	283,038
State Street Corp.	8,530	573,728
T. Rowe Price Group, Inc.	5,231	441,549
		7,472,015

www.calvert.com CALVERT VP S&P 500 INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 9

EQUITY SECURITIES - CONT'D	SHARES	VALUE

Chemicals - 2.5%
Air Products & Chemicals, Inc.	4,225	$543,419
Airgas, Inc.	1,337	145,613
CF Industries Holdings, Inc.	1,026	246,784
Dow Chemical Co.	23,536	1,211,163
E. I. du Pont de Nemours & Co.	17,951	1,174,713
Eastman Chemical Co.	3,013	263,186
Ecolab, Inc.	5,281	587,986
FMC Corp.	2,669	190,006
International Flavors & Fragrances, Inc.	1,654	172,479
LyondellBasell Industries NV	8,143	795,164
Monsanto Co.	10,246	1,278,086
Mosaic Co.	6,323	312,672
PPG Industries, Inc.	2,737	575,181
Praxair, Inc.	5,726	760,642
Sherwin-Williams Co.	1,685	348,643
Sigma-Aldrich Corp.	2,323	235,738
		8,841,475

Commercial Services & Supplies - 0.5%
Cintas Corp.	2,030	128,986
Iron Mountain, Inc.	3,568	126,486
Pitney Bowes, Inc.	4,271	117,965
Republic Services, Inc.	5,485	208,265
Stericycle, Inc.*	1,655	195,985
The ADT Corp.	3,689	128,894
Tyco International Ltd.	9,096	414,777
Waste Management, Inc.	8,542	382,084
		1,703,442

Communications Equipment - 1.7%
Cisco Systems, Inc.	100,860	2,506,371
F5 Networks, Inc.*	1,511	168,386
Harris Corp.	2,110	159,832
Juniper Networks, Inc.*	9,451	231,928
Motorola Solutions, Inc.	4,465	297,235.00
QUALCOMM, Inc.	33,218	2,630,866
		5,994,618

Construction & Engineering - 0.2%
Fluor Corp.	3,169	243,696
Jacobs Engineering Group, Inc.*	2,653	141,352
Quanta Services, Inc.*	4,318	149,316
		534,364

Construction Materials - 0.0%
Vulcan Materials Co.	2,639	168,236

10 www.calvert.com CALVERT VP S&P 500 INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED)

EQUITY SECURITIES - CONT'D	SHARES	VALUE

Consumer Finance - 0.9%
American Express Co.	17,796	$1,688,306
Capital One Financial Corp.	11,173	922,890
Discover Financial Services	9,114	564,886
Navient Corp.	8,734	154,679
		3,330,761

Containers & Packaging - 0.2%
Avery Dennison Corp.	2,028	103,935
Ball Corp.	2,777	174,062
Bemis Co., Inc.	2,187	88,924
MeadWestvaco Corp.	3,281	145,217
Owens-Illinois, Inc.*	3,498	121,171
Sealed Air Corp.	3,972	135,723
		769,032

Distributors - 0.1%
Genuine Parts Co.	3,038	266,736

Diversified Consumer Services - 0.1%
Graham Holdings Co.	97	69,657
H&R Block, Inc.	5,522	185,097
		254,754

Diversified Financial Services - 1.8%
Berkshire Hathaway, Inc., Class B*	35,385	4,478,326
CME Group, Inc.	6,236	442,444
Intercontinental Exchange, Inc.	2,296	433,714
Leucadia National Corp.	6,328	165,920
McGraw Hill Financial, Inc.	5,421	450,106
Moody's Corp.	3,789	332,144
The NASDAQ OMX Group, Inc.	2,444	94,387
		6,397,041

Diversified Telecommunication Services - 2.3%
AT&T, Inc.	102,150	3,612,024
CenturyLink, Inc.	11,421	413,440
Frontier Communications Corp.	21,193	123,767
Verizon Communications, Inc.	81,548	3,990,144
Windstream Holdings, Inc.	12,605	125,546
		8,264,921

Electric Utilities - 1.7%
American Electric Power Co., Inc.	9,639	537,567
Duke Energy Corp.	13,825	1,025,677
Edison International	6,438	374,112
Entergy Corp.	3,616	296,837
Exelon Corp.	16,943	618,080
FirstEnergy Corp.	8,487	294,669
NextEra Energy, Inc.	8,612	882,558
Northeast Utilities	6,384	301,772
Pepco Holdings, Inc.	5,289	145,342
Pinnacle West Capital Corp.	2,178	125,975

www.calvert.com CALVERT VP S&P 500 INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 11

EQUITY SECURITIES - CONT'D	SHARES	VALUE

Electric Utilities - Cont'd
PPL Corp.	12,464	$442,846
The Southern Co.	17,413	790,202
Xcel Energy, Inc.	10,091	325,233
		6,160,870

Electrical Equipment - 0.6%
AMETEK, Inc.	4,931	257,793
Eaton Corp. plc	9,318	719,163
Emerson Electric Co.	13,717	910,260
Rockwell Automation, Inc.	2,742	343,189
		2,230,405

Electronic Equipment & Instruments - 0.4%
Amphenol Corp.	3,126	301,159
Corning, Inc.	25,577	561,415
FLIR Systems, Inc.	2,784	96,688
Jabil Circuit, Inc.	4,017	83,955
TE Connectivity Ltd.	7,989	494,040
		1,537,257

Energy Equipment & Services - 2.1%
Baker Hughes, Inc.	8,639	643,174
Cameron International Corp.*	4,079	276,189
Diamond Offshore Drilling, Inc.	1,478	73,353
Ensco plc	4,728	262,735
FMC Technologies, Inc.*	4,664	284,831
Halliburton Co.	16,508	1,172,233
Helmerich & Payne, Inc.	2,159	250,682
Nabors Industries Ltd.	5,156	151,432
National Oilwell Varco, Inc.	8,387	690,669
Noble Corp. plc	5,140	172,498
Rowan Co.'s plc	2,641	84,327
Schlumberger Ltd.	25,454	3,002,299
Transocean Ltd.	6,871	309,401
		7,373,823

Food & Staples Retailing - 2.2%
Costco Wholesale Corp.	8,568	986,691
CVS Caremark Corp.	22,855	1,722,581
Kroger Co.	9,960	492,323
Safeway, Inc.	4,587	157,518
Sysco Corp.	11,643	436,030
Walgreen Co.	17,162	1,272,219
Wal-Mart Stores, Inc.	31,756	2,383,923
Whole Foods Market, Inc.	7,426	286,866
		7,738,151

Food Products - 1.6%
Archer-Daniels-Midland Co.	12,793	564,299
Campbell Soup Co.	3,623	165,970
ConAgra Foods, Inc.	8,453	250,885
General Mills, Inc.	12,012	631,111

12 www.calvert.com CALVERT VP S&P 500 INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED)

EQUITY SECURITIES - CONT'D	SHARES	VALUE

Food Products - Cont'd
Hormel Foods Corp.	2,741	$135,268
J.M. Smucker Co.	2,123	226,248
Kellogg Co.	4,983	327,383
Keurig Green Mountain, Inc.	2,552	318,005
Kraft Foods Group, Inc.	11,784	706,451
McCormick & Co., Inc.	2,677	191,646
Mead Johnson Nutrition Co.	3,985	371,282
Mondelez International, Inc.	33,064	1,243,537
The Hershey Co.	2,963	288,507
Tyson Foods, Inc.	5,438	204,143
		5,624,735

Gas Utilities - 0.0%
AGL Resources, Inc.	2,513	138,290

Health Care Equipment & Supplies - 2.0%
Abbott Laboratories	29,359	1,200,783
Baxter International, Inc.	10,734	776,068
Becton Dickinson and Co.	3,814	451,196
Boston Scientific Corp.*	25,855	330,168
C.R. Bard, Inc.	1,533	219,234
CareFusion Corp.*	4,231	187,645
Covidien plc	8,907	803,233
DENTSPLY International, Inc.	2,906	137,599
Edwards Lifesciences Corp.*	2,119	181,895
Intuitive Surgical, Inc.*	762	313,792
Medtronic, Inc.	19,528	1,245,105
St. Jude Medical, Inc.	5,608	388,354
Stryker Corp.	5,824	491,080
Varian Medical Systems, Inc.*	2,046	170,105
Zimmer Holdings, Inc.	3,280	340,661
		7,236,918

Health Care Providers & Services - 2.0%
Aetna, Inc.	6,986	566,425
AmerisourceBergen Corp.	4,529	329,077
Cardinal Health, Inc.	6,776	464,563
CIGNA Corp.	5,251	482,934
DaVita HealthCare Partners, Inc.*	3,534	255,579
Express Scripts Holding Co.*	15,110	1,047,576
Humana, Inc.	3,044	388,780
Laboratory Corporation of America Holdings*	1,686	172,646
McKesson Corp.	4,548	846,883
Patterson Co.'s, Inc.	1,790	70,723
Quest Diagnostics, Inc.	2,912	170,905
Tenet Healthcare Corp.*	1,917	89,984
UnitedHealth Group, Inc.	19,154	1,565,840
WellPoint, Inc.	5,467	588,304
		7,040,219

www.calvert.com CALVERT VP S&P 500 INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 13

EQUITY SECURITIES - CONT'D	SHARES	VALUE

Health Care Technology - 0.1%
Cerner Corp.*	5,925	$305,612

Hotels, Restaurants & Leisure - 1.6%
Carnival Corp.	8,840	332,826
Chipotle Mexican Grill, Inc.*	613	363,209
Darden Restaurants, Inc.	2,634	121,875
Marriott International, Inc.	4,369	280,053
McDonald's Corp.	19,471	1,961,508
Starbucks Corp.	14,715	1,138,647
Starwood Hotels & Resorts Worldwide, Inc.	3,834	309,864
Wyndham Worldwide Corp.	2,608	197,478
Wynn Resorts Ltd.	1,619	336,040
Yum! Brands, Inc.	8,753	710,743
		5,752,243

Household Durables - 0.4%
D.R. Horton, Inc.	5,683	139,688
Garmin Ltd.	2,429	147,926
Harman International Industries, Inc.	1,379	148,146
Leggett & Platt, Inc.	2,745	94,098
Lennar Corp.	3,357	140,927
Mohawk Industries, Inc.*	1,218	168,498
Newell Rubbermaid, Inc.	5,511	170,786
PulteGroup, Inc.	6,917	139,447
Whirlpool Corp.	1,531	213,146
		1,362,662

Household Products - 1.8%
The Procter & Gamble Co.	53,194	4,180,516
Colgate-Palmolive Co.	16,999	1,158,992
Kimberly-Clark Corp.	7,365	819,135
The Clorox Co.	2,584	236,178
		6,394,821

Independent Power and Renewable Electricity Producers - 0.1%
AES Corp.	13,105	203,783
NRG Energy, Inc.	6,546	243,511
		447,294

Industrial Conglomerates - 2.3%
3M Co.	12,150	1,740,366
Danaher Corp.	11,760	925,865
General Electric Co.	197,091	5,179,551
Roper Industries, Inc.	2,009	293,334
		8,139,116

Insurance - 2.7%
ACE Ltd.	6,653	689,916
Aflac, Inc.	9,007	560,686
Allstate Corp.	8,483	498,122
American International Group, Inc.	28,278	1,543,413
Aon plc	5,796	522,162

14 www.calvert.com CALVERT VP S&P 500 INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED)

EQUITY SECURITIES - CONT'D	SHARES	VALUE

Insurance - Cont'd
Assurant, Inc.	1,416	$92,819
Cincinnati Financial Corp.	2,982	143,255
Genworth Financial, Inc.*	10,001	174,017
Lincoln National Corp.	5,252	270,163
Loews Corp.	6,048	266,172
Marsh & McLennan Co.'s, Inc.	10,743	556,702
MetLife, Inc.	22,002	1,222,431
Principal Financial Group, Inc.	5,349	270,018
Progressive Corp.	10,822	274,446
Prudential Financial, Inc.	9,149	812,157
The Chubb Corp.	4,853	447,301
The Hartford Financial Services Group, Inc.	8,951	320,535
The Travelers Co.'s, Inc.	6,792	638,923
Torchmark Corp.	1,750	143,360
Unum Group	5,127	178,215
XL Group plc	5,455	178,542
		9,803,355

Internet & Catalog Retail - 1.3%
Amazon.com, Inc.*	7,336	2,382,586
Expedia, Inc.	2,062	162,403
Netflix, Inc.*	1,189	523,874
The Priceline Group, Inc.*	1,025	1,233,075
TripAdvisor, Inc.*	2,240	243,398
		4,545,336

Internet Software & Services - 3.0%
Akamai Technologies, Inc.*	3,604	220,060
eBay, Inc.*	22,296	1,116,138
Facebook, Inc.*	33,611	2,261,684
Google, Inc.:
Class A*	5,538	3,237,902
Class C*	5,578	3,208,912
VeriSign, Inc.*	2,579	125,881
Yahoo!, Inc.*	18,550	651,662
		10,822,239

IT Services - 3.2%
Accenture plc	12,375	1,000,395
Alliance Data Systems Corp.*	1,062	298,687
Automatic Data Processing, Inc.	9,521	754,825
Cognizant Technology Solutions Corp.*	12,003	587,067
Computer Sciences Corp.	2,879	181,953
Fidelity National Information Services, Inc.	5,744	314,426
Fiserv, Inc.*	5,029	303,349
International Business Machines Corp.	18,748	3,398,450
MasterCard, Inc.	19,642	1,443,098
Paychex, Inc.	6,571	273,091
Teradata Corp.*	3,146	126,469

www.calvert.com CALVERT VP S&P 500 INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 15

EQUITY SECURITIES - CONT'D	SHARES	VALUE

IT Services - Cont'd
Total System Services, Inc.	3,421	$107,454
Visa, Inc.	9,901	2,086,240
Western Union Co.	10,828	187,757
Xerox Corp.	22,011	273,817
		11,337,078

Leisure Products - 0.1%
Hasbro, Inc.	2,337	123,978
Mattel, Inc.	6,775	264,022
		388,000

Life Sciences - Tools & Services - 0.4%
Agilent Technologies, Inc.	6,514	374,164
PerkinElmer, Inc.	2,230	104,454
Thermo Fisher Scientific, Inc.	7,827	923,586
Waters Corp.*	1,739	181,621
		1,583,825

Machinery - 1.7%
Caterpillar, Inc.	12,202	1,325,991
Cummins, Inc.	3,343	515,791
Deere & Co.	7,111	643,901
Dover Corp.	3,360	305,592
Flowserve Corp.	2,793	207,659
Illinois Tool Works, Inc.	7,420	649,695
Ingersoll-Rand plc	4,907	306,737
Joy Global, Inc.	1,979	121,867
PACCAR, Inc.	7,001	439,873
Pall Corp.	2,169	185,211
Parker Hannifin Corp.	2,947	370,526
Pentair plc	3,900	281,268
Snap-on, Inc.	1,184	140,328
Stanley Black & Decker, Inc.	3,107	272,857
Xylem, Inc.	3,762	147,019
		5,914,315

Media - 3.4%
Cablevision Systems Corp.	4,231	74,677
CBS Corp., Class B	10,331	641,968
Comcast Corp.	50,819	2,727,964
DIRECTV*	9,159	778,607
Discovery Communications, Inc.*	4,395	326,461
Gannett Co., Inc.	4,648	145,529
News Corp.*	10,098	181,158
Omnicom Group, Inc.	5,102	363,364
Scripps Networks Interactive, Inc.	2,209	179,238
The Interpublic Group of Co.'s, Inc.	8,706	169,854
The Walt Disney Co.	31,483	2,699,352
Time Warner Cable, Inc.	5,483	807,646
16 www.calvert.com CALVERT VP S&P 500 INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED)

EQUITY SECURITIES - CONT'D	SHARES	VALUE

Media - Cont'd
Time Warner, Inc.	17,243	$1,211,321
Time, Inc.*	—	6
Twenty-First Century Fox, Inc.	37,427	1,315,559
Viacom, Inc., Class B	7,646	663,138
		12,285,842

Metals & Mining - 0.5%
Alcoa, Inc.	23,302	346,967
Allegheny Technologies, Inc.	2,285	103,054
Freeport-McMoRan Copper & Gold, Inc.	20,520	748,980
Newmont Mining Corp.	10,089	256,664
Nucor Corp.	6,225	306,581
United States Steel Corp.	3,129	81,479
		1,843,725

Multiline Retail - 0.6%
Dollar General Corp.*	5,899	338,367
Dollar Tree, Inc.*	4,043	220,182
Family Dollar Stores, Inc.	1,935	127,981
Kohl's Corp.	3,978	209,561
Macy's, Inc.	7,045	408,751
Nordstrom, Inc.	2,857	194,076
Target Corp.	12,491	723,853
		2,222,771

Multi-Utilities - 1.2%
Ameren Corp.	4,924	201,293
Centerpoint Energy, Inc.	8,701	222,224
CMS Energy Corp.	5,395	168,054
Consolidated Edison, Inc.	5,788	334,199
Dominion Resources, Inc.	11,491	821,836
DTE Energy Co.	3,527	274,648
Integrys Energy Group, Inc.	1,683	119,712
NiSource, Inc.	6,329	248,983
PG&E Corp.	8,965	430,499
Public Service Enterprise Group, Inc.	10,002	407,982
SCANA Corp.	2,829	152,228
Sempra Energy	4,457	466,692
TECO Energy, Inc.	4,324	79,908
Wisconsin Energy Corp.	4,465	209,498
		4,137,756

Oil, Gas & Consumable Fuels - 8.3%
Anadarko Petroleum Corp.	9,872	1,080,688
Apache Corp.	7,539	758,574
Cabot Oil & Gas Corp.	8,157	278,480
Chesapeake Energy Corp.	10,232	318,011
Chevron Corp.	37,441	4,887,923
Cimarex Energy Co.	1,700	243,882
ConocoPhillips	23,998	2,057,349
Consol Energy, Inc.	4,640	213,765
Denbury Resources, Inc.	7,035	129,866

www.calvert.com CALVERT VP S&P 500 INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 17

EQUITY SECURITIES - CONT'D	SHARES	VALUE

Oil, Gas & Consumable Fuels - Cont'd
Devon Energy Corp.	7,495	$595,103
EOG Resources, Inc.	10,683	1,248,415
EQT Corp.	3,052	326,259
Exxon Mobil Corp.	84,468	8,504,238
Hess Corp.	5,159	510,173
Kinder Morgan, Inc.	13,239	480,046
Marathon Oil Corp.	13,216	527,583
Marathon Petroleum Corp.	5,642	440,471
Murphy Oil Corp.	3,403	226,231
Newfield Exploration Co.*	2,872	126,942
Noble Energy, Inc.	7,112	550,895
Occidental Petroleum Corp.	15,357	1,576,089
Oneok, Inc.	4,183	284,779
Peabody Energy Corp.	5,737	93,800
Phillips 66 Co.	11,061	889,636
Pioneer Natural Resources Co.	2,796	642,549
QEP Resources, Inc.	3,811	131,479
Range Resources Corp.	3,309	287,718
Southwestern Energy Co.*	6,902	313,972
Spectra Energy Corp.	13,243	562,563
Tesoro Corp.	2,604	152,777
Valero Energy Corp.	10,523	527,202
Williams Co.'s, Inc.	14,525	845,500
		29,812,958

Paper & Forest Products - 0.1%
International Paper Co.	8,671	437,625

Personal Products - 0.1%
Avon Products, Inc.	8,789	128,407
Estee Lauder Co.'s, Inc.	4,939	366,770
		495,177

Pharmaceuticals - 5.8%
AbbVie, Inc.	31,081	1,754,212
Actavis plc*	3,442	767,738
Allergan, Inc.	5,816	984,183
Bristol-Myers Squibb Co.	32,393	1,571,384
Eli Lilly & Co.	19,256	1,197,145
Forest Laboratories, Inc.*	4,761	471,339
Hospira, Inc.*	3,354	172,295
Johnson & Johnson	55,601	5,816,977
Merck & Co., Inc.	57,460	3,324,061
Mylan, Inc.*	7,349	378,914
Perrigo Co. plc	2,672	389,471
Pfizer, Inc.	125,467	3,723,861
Zoetis, Inc.	9,881	318,860
		20,870,440

18 www.calvert.com CALVERT VP S&P 500 INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED)

EQUITY SECURITIES - CONT'D	SHARES	VALUE

Professional Services - 0.2%
Equifax, Inc.	2,447	$177,505
Nielsen NV	6,048	292,784
Robert Half International, Inc.	2,716	129,662
The Dun & Bradstreet Corp.	743	81,879
		681,830

Real Estate Investment Trusts - 2.1%
American Tower Corp.	7,736	696,085
Apartment Investment & Management Co.	3,103	100,134
AvalonBay Communities, Inc.	2,404	341,825
Boston Properties, Inc.	3,077	363,640
Crown Castle International Corp.	6,660	494,572
Equity Residential	6,565	413,595
Essex Property Trust, Inc.	1,220	225,590
General Growth Properties, Inc.	10,303	242,739
HCP, Inc.	8,957	370,641
Health Care REIT, Inc.	6,088	381,535
Host Hotels & Resorts, Inc.	15,102	332,395
Kimco Realty Corp.	8,294	190,596
Plum Creek Timber Co., Inc.	3,541	159,699
Prologis, Inc.	9,873	405,682
Public Storage	2,857	489,547
Simon Property Group, Inc.	6,073	1,009,818
The Macerich Co.	2,786	185,965
Ventas, Inc.	5,753	368,767
Vornado Realty Trust	3,407	363,629
Weyerhaeuser Co.	11,701	387,186
		7,523,640

Real Estate Management & Development - 0.1%
CBRE Group, Inc.*	5,573	178,559

Road & Rail - 0.9%
CSX Corp.	19,911	613,458
Kansas City Southern	2,236	240,392
Norfolk Southern Corp.	6,053	623,641
Ryder System, Inc.	1,055	92,935
Union Pacific Corp.	17,706	1,766,173
		3,336,599

Semiconductors & Semiconductor Equipment - 2.2%
Altera Corp.	6,275	218,119
Analog Devices, Inc.	6,251	337,992
Applied Materials, Inc.	23,932	539,667
Avago Technologies Ltd.	4,900	353,143
Broadcom Corp.	10,803	401,007
First Solar, Inc.*	1,396	99,200
Intel Corp.	97,306	3,006,755
KLA-Tencor Corp.	3,366	244,506
Lam Research Corp.	3,302	223,149
Linear Technology Corp.	4,733	222,782
Microchip Technology, Inc.	3,999	195,191

www.calvert.com CALVERT VP S&P 500 INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 19

EQUITY SECURITIES - CONT'D	SHARES	VALUE

Semiconductors & Semiconductor Equipment - Cont'd
Micron Technology, Inc.*	20,876	$687,864
NVIDIA Corp.	10,952	203,050
Texas Instruments, Inc.	21,098	1,008,274
Xilinx, Inc.	5,351	253,156
		7,993,855

Software - 3.4%
Adobe Systems, Inc.*	9,179	664,192
Autodesk, Inc.*	4,561	257,149
CA, Inc.	6,504	186,925
Citrix Systems, Inc.*	3,231	202,099
Electronic Arts, Inc.*	6,136	220,098
Intuit, Inc.	5,599	450,888
Microsoft Corp.	147,848	6,165,262
Oracle Corp.	67,573	2,738,734
Red Hat, Inc.*	3,848	212,679
Salesforce.com, Inc.*	11,164	648,405
Symantec Corp.	13,666	312,951
		12,059,382

Specialty Retail - 1.9%
AutoNation, Inc.*	1,361	81,225
AutoZone, Inc.*	666	357,136
Bed Bath & Beyond, Inc.*	3,988	228,831
Best Buy Co., Inc.	5,443	168,787
CarMax, Inc.*	4,309	224,111
GameStop Corp.	2,289	92,636
L Brands, Inc.	4,871	285,733
Lowe's Co.'s, Inc.	19,495	935,565
O'Reilly Automotive, Inc.*	2,102	316,561
PetSmart, Inc.	2,096	125,341
Ross Stores, Inc.	4,291	283,764
Staples, Inc.	13,481	146,134
The Gap, Inc.	5,304	220,487
The Home Depot, Inc.	26,743	2,165,113
The TJX Co.'s, Inc.	13,689	727,570
Tiffany & Co.	2,222	222,757
Tractor Supply Co.	2,800	169,120
Urban Outfitters, Inc.*	2,033	68,837
		6,819,708

Technology Hardware, Storage & Peripherals - 4.1%
Apple, Inc.	118,734	11,033,951
EMC Corp.	40,019	1,054,101
Hewlett-Packard Co.	36,580	1,232,014
NetApp, Inc.	6,546	239,060
SanDisk Corp.	4,456	465,340
Seagate Technology plc	6,553	372,341
Western Digital Corp.	4,090	377,507
		14,774,314

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EQUITY SECURITIES - CONT'D	SHARES	VALUE

Textiles, Apparel & Luxury Goods - 0.8%
Coach, Inc.	5,485	$187,532
Fossil Group, Inc.*	950	99,294
Michael Kors Holdings Ltd.*	3,583	317,633
Nike, Inc., Class B	14,419	1,118,193
PVH Corp.	1,645	191,807
Ralph Lauren Corp.	1,194	191,864
Under Armour, Inc.*	3,200	190,368
VF Corp.	6,729	423,927
		2,720,618

Thrifts & Mortgage Finance - 0.1%
Hudson City Bancorp, Inc.	9,398	92,383
People's United Financial, Inc.	6,131	93,007
		185,390

Tobacco - 1.4%
Altria Group, Inc.	38,830	1,628,530
Lorillard, Inc.	7,158	436,423
Philip Morris International, Inc.	30,956	2,609,901
Reynolds American, Inc.	6,082	367,049
		5,041,903

Trading Companies & Distributors - 0.2%
Fastenal Co.	5,451	269,770
W.W. Grainger, Inc.	1,210	307,667
		577,437

Total Equity Securities (Cost $205,655,179)		343,067,916

EXCHANGE TRADED PRODUCTS - 2.2%
SPDR S&P 500 ETF Trust	41,500	8,122,380

Total Exchange Traded Products (Cost $7,776,961)		8,122,380

TIME DEPOSIT - 2.3%	PRINCIPAL AMOUNT
State Street Bank Time Deposit, 0.083%, 7/1/14^	$8,177,945	8,177,945

Total Time Deposit (Cost $8,177,945)		8,177,945

TOTAL INVESTMENTS (Cost $221,610,085) - 100.4%		359,368,241
Other assets and liabilities, net - (0.4%)		(1,607,077)
NET ASSETS - 100%		$357,761,164

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NET ASSETS CONSIST OF:	VALUE

Paid-in capital applicable to 3,024,996 shares of common stock outstanding;
$0.10 par value, 30,000,000 shares authorized	$213,865,927
Undistributed net investment income	3,544,713
Accumulated net realized gain (loss)	2,530,816
Net unrealized appreciation (depreciation)	137,819,708

NET ASSETS	$357,761,164

NET ASSET VALUE PER SHARE	$118.27

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Purchased:
S&P 500 Index^	9	9/14	$4,392,900	$65,628
E-Mini S&P 500 Index^	41	9/14	4,002,420	(4,076)
Total Purchased				$61,552

*	Non-income producing security.

^	Futures collateralized by $1,000,000 par value of the State Street Time Deposit.
Abbreviations:
ETF: Exchange Traded Fund
plc: Public Limited Company
REIT: Real Estate Investment Trust

See notes to financial statements.

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STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2014

NET INVESTMENT INCOME
Investment Income:
Dividend income (net of foreign taxes withheld of $542 )	$3,495,146
Interest income	3,955
Total investment income	3,499,101

Expenses:
Investment advisory fee	436,430
Transfer agency fees and expenses	16,319
Accounting fees	26,206
Directors’ fees and expenses	27,373
Administrative fees	174,572
Custodian fees	31,743
Reports to shareholders	22,310
Professional fees	32,470
Miscellaneous	21,218
Total expenses	788,641
Reimbursement from Advisor	(55,439)
Net expenses	733,202

NET INVESTMENT INCOME	2,765,899

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	18,595,728
Futures	631,018
19,226,746
Change in unrealized appreciation (depreciation) on:
Investments	1,873,437
Futures	(105,413)
1,768,024

NET REALIZED AND UNREALIZED GAIN (LOSS)	20,994,770

INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$23,760,669

See notes to financial statements.

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STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS	SIX MONTHS ENDED JUNE 30, 2014	YEAR ENDED DECEMBER 31, 2013
Operations:
Net investment income	$2,765,899	$5,579,988
Net realized gain (loss)	19,226,746	15,885,794
Change in unrealized appreciation (depreciation)	1,768,024	68,364,949

INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	23,760,669	89,830,731

Distributions to shareholders from:
Net investment income	—	(6,058,983)
Net realized gains	—	(4,919,185)
Total distributions	—	(10,978,168)

Capital share transactions:
Shares sold	10,076,470	33,028,527
Shares issued from merger (See Note E)	9,936,888	28,959,426
Reinvestment of distributions	—	10,978,168
Shares redeemed	(39,700,598)	(83,535,575)
Total capital share transactions	(19,687,240)	(10,569,454)

TOTAL INCREASE (DECREASE) IN NET ASSETS	4,073,429	68,283,109

NET ASSETS
Beginning of period	353,687,735	285,404,626
End of period (including undistributed net investment income
of $3,544,713 and $778,814, respectively)	$357,761,164	$353,687,735

CAPITAL SHARE ACTIVITY
Shares sold	90,343	327,841
Shares issued from merger (See Note E)	87,703	297,026
Reinvestment of distributions	—	101,424
Shares redeemed	(350,457)	(823,870)
Total capital share activity	(172,411)	(97,579)

See notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS
NOTE A — SIGNIFICANT ACCOUNTING POLICIES
General: Calvert VP S&P 500 Index Portfolio (the “Portfolio”), a series of Calvert Variable Products, Inc. (the “Fund”), is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund is comprised of twelve separate portfolios. The operations of each series of the Fund are accounted for separately. Shares of the Portfolio are sold without sales charge to affiliated and unaffiliated insurance companies for allocation to certain of their variable separate accounts.
Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Portfolio uses independent pricing services approved by the Board of Directors (“the Board”) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
The Board has adopted Valuation Procedures (the “Procedures”) to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. The Board has delegated the day-to-day responsibility for determining the fair value of assets of the Portfolio to Calvert Investment Management, Inc. (the “Advisor” or “Calvert”) and has provided these Procedures to govern Calvert in its valuation duties.
Calvert has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated.
The Valuation Committee meets on a regular basis to review illiquid securities and other investments which may not have readily available market prices. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.
The Valuation Committee utilizes various methods to measure the fair value of the Portfolio’s investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. There were no such transfers during the period. Valuation techniques used to value the Portfolio’s investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are categorized as Level 2 in the hierarchy. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which foreign securities are traded, and before the close of business of the Portfolio, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and such securities are categorized as Level 3 in the hierarchy.

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Exchange traded products are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and such securities are generally categorized as Level 2 in the hierarchy. Short-term securities of sufficient credit quality with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.
If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Advisor, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by the Valuation Committee.
The Valuation Committee considers a number of factors, including significant unobservable valuation inputs when arriving at fair value. It considers all significant facts that are reasonably available and relevant to the determination of fair value.
The Valuation Committee primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. When more appropriate, the fund may employ an income-based or cost approach. An income-based valuation approach discounts anticipated future cash flows of the investment to calculate a present amount (discounted). The measurement is based on the value indicated by current market expectations about those future amounts. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. A cost based approach is based on the amount that currently would be required to replace the service capacity of an asset (current replacement cost). From the seller’s perspective, the price that would be received for the asset is determined based on the cost to a buyer to acquire or construct a substitute asset of comparable utility, adjusted for obsolescence.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.
At June 30, 2014, no securities were fair valued in good faith under the direction of the Board.
The following table summarizes the market value of the Portfolio's holdings as of June 30, 2014, based on the inputs used to value them:

	VALUATION INPUTS
INVESTMENTS IN SECURITIES	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Equity securities*	$343,067,916	—	—	$343,067,916
Exchange traded products	8,122,380	—	—	8,122,380
Other debt obligations	—	$8,177,945	—	8,177,945
TOTAL	$351,190,296	$8,177,945	—	$359,368,241
Other financial instruments**	$61,552	—	—	$61,552

* For further breakdown of equity securities by industry type, please refer to the Statement of Net Assets.
** Other financial instruments are derivative instruments not reflected in the Total Investments in the Statement of Net Assets, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

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Futures Contracts: The Portfolio may purchase and sell futures contracts, when, in the judgment of the Advisor, such a position acts as a hedge, or to provide equity market exposure to the Portfolio’s uncommitted cash balances. The Portfolio may not enter into futures contracts for the purpose of speculation or leverage. These futures contracts may include, but are not limited to, market index futures contracts. The Portfolio is subject to market risk in the normal course of pursuing its investment objectives and may use futures contracts to hedge against changes in the value of securities. The Portfolio may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Portfolio’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Portfolio. During the period, futures contracts were used to hedge the lack of equity market exposure inherent in a cash position. The Portfolio’s futures contracts at period end are presented in the Statement of Net Assets.
During the period, the Portfolio invested in E-Mini S&P 500 Index and S&P 500 Index futures. The volume of outstanding contracts has varied throughout the period with a weighted average of 52 contracts and $3,127,952 weighted average notional value.
Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Portfolio is informed of the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.
Foreign Currency Transactions: The Portfolio’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are translated into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities and foreign currencies is included with the net realized and unrealized gain or loss on investments.
Distributions to Shareholders: Distributions to shareholders are recorded by the Portfolio on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Portfolio’s capital accounts to reflect income and gains available for distribution under income tax regulations.
Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Federal Income Taxes: No provision for federal income or excise tax is required since the Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Portfolio’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Portfolio’s financial statements. A Portfolio’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

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NOTE B — RELATED PARTY TRANSACTIONS
Calvert Investment Management, Inc. (the “Advisor”) is wholly-owned by Calvert Investments, Inc., which is indirectly wholly-owned by Ameritas Mutual Holding Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and Directors of the Fund who are employees of the Advisor or its affiliates. For its services, the Advisor receives an annual fee, payable monthly, of .25% of the Portfolio’s average daily net assets. Under the terms of the agreement, $74,242 was payable at period end. In addition, $2,572 was payable at period end for operating expenses paid by the Advisor during June 2014.
The Advisor has contractually agreed to limit net annual portfolio operating expenses through April 30, 2015. The contractual expense cap is .42%. For the purpose of this expense limit, operating expenses do not include interest expense, brokerage commissions, taxes, and extraordinary expenses. This expense limitation does not limit acquired fund fees and expenses, if any. Under the terms of the agreement, $2,412 was receivable at period end.
Calvert Investment Administrative Services, Inc., an affiliate of the Advisor, provides administrative services to the Portfolio for an annual fee, payable monthly, of .10% of the average daily net assets of the Portfolio. Under the terms of the agreement, $29,697 was payable at period end.
Calvert Investment Services, Inc. (“CIS”), an affiliate of the Advisor, acts as shareholder servicing agent for the Portfolio. For its services, CIS received a fee of $12,953 for the six months ended June 30, 2014. Under the terms of the agreement, $2,215 was payable at period end. Boston Financial Data Services, Inc. is the transfer and dividend disbursing agent.
Each Director of the Fund who is not an employee of the Advisor or its affiliates receives a fee of $1,500 for each Board and Committee meeting attended plus an annual fee of $40,000. Committee chairs receive an additional $5,000 annual retainer. Directors’ fees are allocated to each of the portfolios served.
NOTE C — INVESTMENT ACTIVITY AND TAX INFORMATION
During the period, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $17,947,658 and $45,343,244, respectively.

CAPITAL LOSS CARRYFORWARDS

EXPIRATION DATE
31-Dec-15	($5,635,448)
31-Dec-16	($5,235,979)
31-Dec-17	($2,509,534)
31-Dec-18	($2,611,900)

NO EXPIRATION DATE
Short-term	($750,777)
Long-term	($1,973,807)
Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred in taxable years beginning after December 22, 2010 can be carried forward to offset future capital gains for an unlimited period. These losses are required to be utilized prior to the losses incurred in pre-enactment taxable years and will retain their character as either long-term or short-term. Capital losses incurred in pre-enactment taxable years can be utilized until expiration. The portfolio’s use of net capital losses acquired from reorganizations may be limited under certain tax provisions.
As of June 30, 2014, the tax basis components of appreciation/(depreciation) and the federal tax cost were as follows:

Unrealized appreciation	$138,138,860
Unrealized (depreciation)	(6,203,854)
Net unrealized appreciation/(depreciation)	$131,935,006

Federal income tax cost of investments	$227,433,235

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NOTE D — LINE OF CREDIT
A financing agreement is in place with the Calvert Funds and State Street Corporation (“SSC”). Under the agreement, SSC provides an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), accessible by the Funds for temporary or emergency purposes only. Borrowings under the committed facility bear interest at the higher of the London Interbank Offered Rate (LIBOR) or the overnight Federal Funds Rate plus 1.25% per annum. A commitment fee of .11% per annum is incurred on the unused portion of the committed facility, which is allocated to all participating funds. The Portfolio had no borrowings under the agreement during the six months ended June 30, 2014.
NOTE E — REORGANIZATION
On December 11, 2013, the Board of Directors approved an Agreement and Plan of Reorganization (the “Plan”), providing for the transfer of all of the assets of Calvert VP SRI Equity Portfolio (“Equity”) in exchange for shares of the acquiring portfolio, Calvert VP S&P 500 Index Portfolio (“S&P 500”) and the assumption of the liabilities of Equity. Shareholders approved the Plan at a meeting on April 11, 2014 and the reorganization took place on April 30, 2014.
The acquisition was accomplished by a tax-free exchange of the following shares:

Merged Portfolio	Shares	Acquiring Portfolio	Shares	Value
Equity	414,513	S&P 500	87,703	$9,936,888
For financial reporting purposes, assets received and shares issued by S&P 500 were recorded at fair value; however, the cost basis of the investments received from Equity were carried forward to align ongoing reporting of S&P 500’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
The net assets and net unrealized appreciation (depreciation) immediately before the acquisitions were as follows:

Merged Portfolio	Net Assets	Unrealized Appreciation (Depreciation)	Acquiring Portfolio	Net Assets
Equity	$9,936,888	$3,099,234	S&P 500	$353,291,843
Assuming the acquisition had been completed on January 1, 2014, S&P 500’s results of operations for the six months ended June 30, 2014 would have been as follows:

Net investment income	$2,772,843 (a)
Net realized and change in unrealized gain (loss) on investments	$20,935,694 (b)

Net increase (decrease) in assets from operations	$23,708,537
Because S&P 500 and Equity sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is also not practicable to separate the amounts of revenue and earnings of Equity that have been included in S&P 500’s Statement of Operations since April 30, 2014.
(a) $2,765,899 as reported, plus $6,944 from Equity pre-merger.
(b) $20,994,770 as reported, plus ($59,076) from Equity pre-merger.
On December 12, 2012, the Board of Directors approved an Agreement and Plan of Reorganization (the “Plan”), providing for the transfer of all of the assets of Calvert VP SRI Strategic Portfolio (“Strategic”) in exchange for shares of the acquiring portfolio, Calvert VP S&P 500 Index Portfolio (“S&P 500”) and the assumption of the liabilities of Strategic. Shareholders approved the Plan at a meeting on April 19, 2013 and the reorganization took place on April 30, 2013.

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The acquisition was accomplished by a tax-free exchange of the following shares:

Merged Portfolio	Shares	Acquiring Portfolio	Shares	Value
Strategic	1,451,200	S&P 500	297,026	$28,959,426
For financial reporting purposes, assets received and shares issued by S&P 500 were recorded at fair value; however, the cost basis of the investments received from Strategic were carried forward to align ongoing reporting of S&P 500’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
The net assets and net unrealized appreciation (depreciation) immediately before the acquisitions were as follows:

Merged Portfolio	Net Assets	Unrealized Appreciation (Depreciation)	Acquiring Portfolio	Net Assets
Strategic	$28,959,426	$2,950,144	S&P 500	$312,858,280
Assuming the acquisition had been completed on January 1, 2013, S&P 500’s results of operations for the year ended December 31, 2013 would have been as follows:

Net investment income	$5,682,589 (a)
Net realized and change in unrealized gain (loss) on investments	$87,866,008 (b)

Net increase (decrease) in assets from operations	$93,548,597
Because S&P 500 and Strategic sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is also not practicable to separate the amounts of revenue and earnings of Strategic that have been included in S&P 500’s Statement of Operations since April 30, 2013.
(a) $5,579,988 as reported December 31, 2013, plus $102,601 from Strategic pre-merger.
(b) $84,250,743 as reported December 31, 2013, plus $3,615,265 from Strategic pre-merger.
NOTE F — SUBSEQUENT EVENTS
In preparing the financial statements as of June 30, 2014, no subsequent events or transactions occurred that would have required recognition or disclosure in these financial statements.

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FINANCIAL HIGHLIGHTS

	PERIODS ENDED
	JUNE 30,	DECEMBER 31,
	2014	2013	2012	2011	2010	2009
Net asset value, beginning	$110.62	$86.62	$76.32	$78.77	$71.52	$58.44
Income from investment operations:
Net investment income	0.93	1.81	1.63	1.27	1.33	1.33
Net realized and unrealized gain (loss)	6.72	25.72	10.21	0.11	9.18	13.95
Total from investment operations	7.65	27.53	11.84	1.38	10.51	15.28
Distributions from:
Net investment income	—	(1.95)	(1.54)	(1.25)	(1.13)	(1.30)
Net realized gain	—	(1.58)	—	(2.58)	(2.13)	(0.90)
Total distributions	—	(3.53)	(1.54)	(3.83)	(3.26)	(2.20)
Total increase (decrease) in net asset value	7.65	24.00	10.30	(2.45)	7.25	13.08
Net asset value, ending	$118.27	$110.62	$86.62	$76.32	$78.77	$71.52

Total return*	6.92%	31.87%	15.55%	1.73%	14.69%	26.11%
Ratios to average net assets: A
Net investment income	1.58% (a)	1.69%	1.90%	1.70%	1.67%	1.98%
Total expenses	.45% (a)	0.48%	0.45%	0.46%	0.46%	0.46%
Expenses before offsets	.42% (a)	0.42%	0.41%	0.39%	0.38%	0.38%
Net expenses	.42% (a)	0.42%	0.41%	0.39%	0.38%	0.38%
Portfolio turnover	5%	11%	5%	7%	9%	9%
Net assets, ending (in thousands)	$357,761	$353,688	$285,405	$259,068	$236,086	$238,077

A    Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the portfolio.
(a) Annualized.
* Total return is not annualized for periods of less than one year and does not reflect charges and expenses of the variable annuity or variable universal life contract.

See notes to financial statements.

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EXPLANATION OF FINANCIAL TABLES
SCHEDULE OF INVESTMENTS
The Schedule of Investments is a snapshot of all securities held in the fund at their market value, on the last day of the reporting period. Securities are listed by asset type (e.g., common stock, corporate bonds, U.S. government obligations) and may be further broken down into sub-groups and by industry classification.
STATEMENT OF ASSETS AND LIABILITIES
The Statement of Assets and Liabilities is often referred to as the fund’s balance sheet. It lists the value of what the fund owns, is due and owes on the last day of the reporting period. The fund’s assets include the market value of securities owned, cash, receivables for securities sold and shareholder subscriptions, and receivables for dividends and interest payments that have been earned, but not yet received. The fund’s liabilities typically include payables for securities purchased and shareholder redemptions, and expenses owed but not yet paid. The statement also reports the fund’s net asset value (NAV) per share on the last day of the reporting period. The NAV is calculated by dividing the fund’s net assets (assets minus liabilities) by the number of shares outstanding. This statement is accompanied by a Schedule of Investments. Alternatively, if certain conditions are met, a Statement of Net Assets may be presented in lieu of this statement and the Schedule of Investments.
STATEMENT OF NET ASSETS
The Statement of Net Assets provides a detailed list of the fund’s holdings, including each security’s market value on the last day of the reporting period. The Statement of Net Assets includes a Schedule of Investments. Other assets are added and other liabilities subtracted from the investments total to calculate the fund’s net assets. Finally, net assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) per share.
At the end of the Statement of Net Assets is a table displaying the composition of the fund’s net assets. Paid in Capital is the money invested by shareholders and represents the bulk of net assets. Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the amounts the fund had available to distribute to shareholders as of the statement date. Accumulated Realized Losses will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund’s investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.
STATEMENT OF OPERATIONS
The Statement of Operations summarizes the fund’s investment income earned and expenses incurred in operating the fund. Investment income includes dividends earned from stocks and interest earned from interest-bearing securities in the fund. Expenses incurred in operating the fund include the advisory fee paid to the investment advisor, administrative services fees, distribution plan expenses (if applicable), transfer agent fees, shareholder servicing expenses, custodial, legal, and audit fees, and the printing and postage expenses related to shareholder reports. Expense offsets (fees paid indirectly) may also be shown. Credits earned from offset arrangements are used to reduce the fund’s expenses. This statement also shows net gains (losses) realized on the sale of investments and the increase or decrease in the unrealized appreciation (depreciation) on investments held during the period.
STATEMENT OF CHANGES IN NET ASSETS
The Statement of Changes in Net Assets shows how the fund’s total net assets changed during the two most recent reporting periods. Changes in the fund’s net assets are attributable to investment operations, distributions and capital share transactions.
The Operations section of the report summarizes information detailed in the Statement of Operations. The Distribution section shows the dividend and capital gain distributions made to shareholders. The amounts shown as distributions in this section may not match the net investment income and realized gains amounts shown in the Operations section because distributions are determined on a tax basis and certain investments or transactions may be treated differently for financial statement and tax purposes. The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, and the amounts redeemed. The corresponding numbers of shares issued, reinvested and redeemed are shown at the end of the report.

32 www.calvert.com CALVERT VP S&P 500 INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED)

FINANCIAL HIGHLIGHTS
The Financial Highlights table provides a per-share breakdown by class of the components that affect the fund’s net asset value for current and past reporting periods. The table provides total return, total distributions, expense ratios, portfolio turnover and net assets for the applicable period. Total return is a measure of a fund’s performance that encompasses all elements of return: dividends, capital gain distributions and changes in net asset value. Total return is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gain distributions, expressed as a percentage of the initial investment. Total distributions include distributions from net investment income and net realized gains. Long-term gains are earned on securities held in the fund more than one year. Short-term gains, on the sale of securities held less than one year, are treated as ordinary dividend income for tax purposes. The expense ratio is a fund’s cost of doing business, expressed as a percentage of net assets. These expenses directly reduce returns to shareholders. Portfolio turnover measures the trading activity in a fund’s investment portfolio – how often securities are bought and sold by a fund. Portfolio turnover is affected by market conditions, changes in the size of the fund, the nature of the fund’s investments and the investment style of the portfolio manager.
PROXY VOTING
The Proxy Voting Guidelines that the Portfolio uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the Fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Fund at 1-800-368-2745, by visiting the Calvert website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling the Fund, by visiting the Calvert website at www.calvert.com or visiting the SEC’s website at www.sec.gov.
AVAILABILITY OF QUARTERLY PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.
Investors should carefully consider the investment objectives, risks, charges and expenses of the Calvert Funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call Calvert at 800/368-2745.

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Calvert VP S&P MidCap 400 Index Portfolio
Semi-Annual Report June 30, 2014

4	Market Commentary
7	Shareholder Expense Example
8	Statement of Net Assets
21	Statement of Operations
22	Statements of Changes in Net Assets
24	Notes to Financial Statements
29	Financial Highlights
31	Explanation of Financial Tables
32	Proxy Voting
32	Availability of Quarterly Portfolio Holdings

CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO
Portfolio within Calvert Variable Products, Inc.
Managed by Ameritas Investment Partners, Inc., Subadvisor
Investment Climate
Equity markets weathered a rise in geopolitical tensions during the first half of 2014, marked by turmoil in the Middle East and conflict in the Ukraine. Despite these tensions, all major global equity indices posted strong returns over the reporting period. The U.S. economic recovery regained its footing after a disappointing first quarter, while easing measures announced by the European Central Bank (ECB) were a welcome development following a string of weaker-than-expected macroeconomic data in the eurozone. Meanwhile, signs that economic growth in China was stabilizing helped emerging-market equities rebound after a rough start to the year. For the six-month period ending June 30, 2014, the Standard and Poor’s (S&P) 500, Russell 1000, Russell 2000, MSCI EAFE, and MSCI Emerging Markets Indices returned 7.14%, 7.27%, 3.19%, 5.14%, and 6.32%, respectively.
From an investment-style perspective, domestic large-capitalization stocks outperformed their small-cap counterparts, while value stocks outperformed growth stocks during the period. However, small-caps began to reverse this trend in June and should benefit from continued economic recovery and increasing merger and acquisition (M&A) activity in the United States as the year wears on. Looking at sector performance, Utilities, Energy, and Health Care were the top performers within the Russell 1000 Index, while the Consumer Discretionary, Telecommunications Services, and Industrials sectors lagged.
Equity Markets Prove Resilient Despite Geopolitical Tensions
Familiar sources of volatility—geopolitical turmoil and instability in the Middle East—again reared their ugly heads during the first half of the year. As the crisis in Iraq intensified, oil prices spiked in June, but retreated toward month-end following reports that the situation was coming under control. In the past this might have resulted in increased volatility or a sell-off in the equity markets, but this time investors seemed to shrug it off. This was likely due to America having reduced its dependence on foreign energy and investors not perceiving the conflict as being a long-term threat to the supply of oil. At the same time, simmering unrest in the Ukraine lingered throughout the period. But with a relatively remote chance of the situation escalating into a broader regional conflict, market participants again determined the economic impact on

AVERAGE ANNUAL TOTAL RETURN (period ended 6.30.14)
	Class I	Class F*
Six month**	7.28%	7.12%
One year	24.66%	24.30%
Five year	21.03%	20.74%
Ten year	9.89%	9.66%

The performance data shown represents past performance, does not guarantee future results and assumes reinvestment of all dividends and distributions. All performance data reflects fee waivers and/or expense limitations, if any are in effect; in their absence performance would be lower. See Note B in Notes to Financial Statements. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.
Visit calvert.com/institutional-VP-performance.html for current performance data. The gross expense ratio from the current prospectus for the Portfolio is 0.52%. This number may vary from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, does not include fee or expense waivers. The performance data and expense ratio reflect deduction of Portfolio operating expenses, but do not reflect charges and expenses imposed under the variable annuity or life insurance contract.
* Class F share performance prior to October 1, 2007 is based on Class I performance, adjusted to reflect Class F expenses.
** Total Return is not annualized for periods of less than one year.

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global growth would likely be minimal. Overall, renewed confidence that the U.S. Federal Reserve (Fed) and central banks around the world would continue to maintain accommodative monetary policies also provided significant support for U.S. and global equity markets.
U.S. Macroeconomic Data Rebounds from Winter Doldrums
Rather than focusing on events happening abroad, investors instead fixed their attention on improving U.S. macroeconomic data, and put the first quarter’s negative gross domestic product (GDP) growth in the rearview mirror, attributing the setback to harsh winter weather. Strong U.S. corporate earnings provided support to equity markets while the labor market continued to show signs of improvement. Jobless claims continued their downward trend and monthly payroll gains have now exceeded 200,000 workers for five consecutive months, pushing the unemployment rate down to 6.1%, the lowest level since September 2008. Other macroeconomic data also pointed to a second quarter rebound—auto sales continued to rise, Manufacturing PMI1 remained firmly in expansion territory, and consumer confidence edged up. The housing market recovery, an important driver of economic growth, also got back on track with second-quarter data indicating a pick-up in housing activity, which had been suppressed by the severe weather conditions. Despite this spate of positive U.S. macroeconomic data, one area of concern was sluggish consumer spending, which is likely being held down by low wage growth. However, we believe that U.S. economic growth will accelerate in the coming quarters, allowing for income growth, which should boost both consumer confidence and spending.
Anemic European Economy Spurs ECB to Action
In Europe, European Central Bank (ECB) President Mario Draghi announced a series of easing measures at a June monetary policy meeting, with the goal of stimulating growth and fending off deflation. This came on the heels of weaker data in the eurozone as inflation there dropped to 0.5% and GDP grew just 0.2% in the first quarter, while the euro area’s Manufacturing PMI declined to the lowest level since November 2013, with notable declines in France and Germany. As we have anticipated, it appears European economic recovery will take much longer to materialize than the market has anticipated to date.
China’s Economic Growth Remains a Concern, but Shows Signs of Stabilizing
Investors remained concerned about slowing economic growth in China as the country transitions to a more consumer-oriented economy. A sharp slowdown in China could prove troubling for global markets, especially given the unknown ripple effects on the global economy should

ECONOMIC SECTORS	% OF TOTAL INVESTMENTS
Consumer Discretionary	12.6%
Consumer Staples	3.3%
Energy	4.7%
Exchange Traded Products	2.6%
Financials	20.9%
Health Care	8.7%
Industrials	17.1%
Information Technology	15.7%
Materials	7.3%
Short-Term Investments	1.6%
Telecommunication Services	0.5%
Utilities	5.0%
Total	100%

the Chinese real estate bubble burst. For now, investors gained comfort in improved manufacturing PMI reports released in June and an expansion of China’s “mini-stimulus” policies. The improving economic backdrop in China also helped propel the rebound in emerging market equities during the second quarter.
Outlook
We continue to believe that this cycle of economic recovery will be more protracted than usual given the depth and severity of the financial crisis that preceded it. Consistent with that and recognizing that this protracted cycle will continue to be characterized by very slow rates of improvement, we think the U.S. economy has largely recovered and is now going through an expansion phase. What this may mean going forward is that economic growth may continue to be slower than usual for this stage in the cycle, but it should still prove robust.
Concerns about subdued emerging-market growth and geopolitical turmoil have effectively injected more risk into the global markets, with investors taking a more cautious approach toward equities. In the short term, this has been positive for U.S. Treasuries and bond-fund inflows. However, from a longer-term perspective, bond prices are likely to come under greater pressure as the Fed continues to wind down its asset purchase program.
We expect the Fed will continue to focus on maintaining positive U.S. economic growth and will adjust the pace at which it tapers quantitative easing (QE) accordingly. As we have maintained for some time, a key consideration in the Fed's strategy remains the U.S housing market, which is a chief driver of U.S. economic growth. As a result, we don’t expect to see much interest-rate volatility in the near term. Having said that, time will continue to work against

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low rates as the long-term trajectory has nowhere else to go but up.
Overall, we believe global economic growth will continue to move ahead slowly, supported by favorable central bank policies, and these conditions will continue to provide a favorable underpinning for the equities markets, with the U.S. markets in the strongest position. U.S. equities will probably not repeat the 30-40% banner year they had in 2013, but as the U.S. economy continues to strengthen, there is no reason not to expect another positive—though less spectacular—year for stocks in 2014.
Sincerely,
Natalie A. Trunow
Senior Vice President, Chief Investment Officer - Equities
Calvert Investment Management, Inc.
July 2014

1. Purchasing Managers Index (PMI) is an indicator of the economic health of the manufacturing sector and is based on five major areas: new orders, inventory levels, production, supplier deliveries, and the employment environment.

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SHAREHOLDER EXPENSE EXAMPLE
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).
Note: Expenses do not reflect charges and expenses of the variable annuity or variable universal life contract.
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	BEGINNING ACCOUNT VALUE 1/1/14	ENDING ACCOUNT VALUE 6/30/14	EXPENSES PAID DURING PERIOD* 1/1/14 - 6/30/14
Class I
Actual	$1,000.00	$1,172.84	$2.58

Hypothetical (5% return per year before expenses)	$1,000.00	$1,022.31	$2.52

Class F
Actual	$1,000.00	$1,071.21	$4.12

Hypothetical (5% return per year before expenses)	$1,000.00	$1,020.82	$4.02

* Expenses are equal to the Fund’s annualized expense ratio of 0.50% and 0.80%, for Class I and Class F, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

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STATEMENT OF NET ASSETS
JUNE 30, 2014

EQUITY SECURITIES - 95.1%	SHARES	VALUE

Aerospace & Defense - 1.7%
Alliant Techsystems, Inc.	4,744	$635,316
B/E Aerospace, Inc.*	14,734	1,362,748
Esterline Technologies Corp.*	4,761	548,086
Exelis, Inc.	28,230	479,345
Huntington Ingalls Industries, Inc.	7,313	691,737
Triumph Group, Inc.	7,767	542,292
		4,259,524

Airlines - 0.5%
Alaska Air Group, Inc.	10,234	972,742
JetBlue Airways Corp.*	34,585	375,247
		1,347,989

Auto Components - 0.2%
Gentex Corp.	21,729	632,097

Automobiles - 0.2%
Thor Industries, Inc.	6,668	379,209

Banks - 4.6%
Associated Banc-Corp.	23,746	429,328
BancorpSouth, Inc.	12,836	315,381
Bank of Hawaii Corp.	6,617	388,352
Cathay General Bancorp	11,295	288,700
City National Corp.	7,121	539,487
Commerce Bancshares, Inc.	12,049	560,278
Cullen/Frost Bankers, Inc.	7,892	626,783
East West Bancorp, Inc.	21,354	747,176
First Horizon National Corp.	35,233	417,863
First Niagara Financial Group, Inc.	52,709	460,677
FirstMerit Corp.	24,625	486,344
Fulton Financial Corp.	28,141	348,667
Hancock Holding Co.	12,254	432,811
International Bancshares Corp.	8,718	235,386
PacWest Bancorp	14,272	616,122
Prosperity Bancshares, Inc.	8,931	559,081
Signature Bank*	7,446	939,536
SVB Financial Group*	7,421	865,437
Synovus Financial Corp.	20,697	504,593
TCF Financial Corp.	25,251	413,359
Trustmark Corp.	10,288	254,011
Umpqua Holdings Corp.	25,522	457,354
Valley National Bancorp	30,557	302,820
Webster Financial Corp.	13,450	424,213
Westamerica Bancorporation	4,030	210,688
		11,824,447

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EQUITY SECURITIES - CONT’D	SHARES	VALUE

Biotechnology - 0.5%
Cubist Pharmaceuticals, Inc.*	11,215	$783,032
United Therapeutics Corp.*	6,572	581,556
		1,364,588

Building Products - 0.8%
A.O. Smith Corp.	11,334	561,940
Fortune Brands Home & Security, Inc.	24,729	987,429
Lennox International, Inc.	6,733	603,075
		2,152,444

Capital Markets - 1.5%
Eaton Vance Corp.	17,978	679,389
Federated Investors, Inc., Class B	14,393	445,032
Janus Capital Group, Inc.	23,032	287,439
Raymond James Financial, Inc.	18,488	937,896
SEI Investments Co.	21,161	693,446
Waddell & Reed Financial, Inc.	12,692	794,392
		3,837,594

Chemicals - 3.1%
Albemarle Corp.	11,846	846,989
Ashland, Inc.	10,793	1,173,631
Cabot Corp.	8,931	517,909
Cytec Industries, Inc.	5,340	562,943
Minerals Technologies, Inc.	5,254	344,557
NewMarket Corp.	1,648	646,197
Olin Corp.	11,766	316,741
PolyOne Corp.	14,017	590,676
Rayonier Advanced Materials, Inc.*	6,278	243,260
RPM International, Inc.	19,843	916,350
Scotts Miracle-Gro Co.	6,480	368,453
Sensient Technologies Corp.	7,366	410,433
The Valspar Corp.	11,566	881,213
		7,819,352

Commercial Services & Supplies - 1.8%
Civeo Corp.*	15,802	395,524
Clean Harbors, Inc.*	8,235	529,099
Copart, Inc.*	16,706	600,748
Deluxe Corp.	7,454	436,655
Herman Miller, Inc.	9,013	272,553
HNI Corp.	6,864	268,451
MSA Safety, Inc.	4,827	277,456
Rollins, Inc.	9,809	294,270
RR Donnelley & Sons Co.	30,183	511,904
TravelCenters of America LLC (b)*	60,000	—
Waste Connections, Inc.	18,459	896,184
		4,482,844

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EQUITY SECURITIES - CONT’D	SHARES	VALUE

Communications Equipment - 1.1%
Adtran, Inc.	8,644	$195,009
ARRIS Group, Inc.*	17,750	577,408
Ciena Corp.*	15,641	338,784
InterDigital, Inc.	6,173	295,069
JDS Uniphase Corp.*	35,632	444,331
Plantronics, Inc.	6,336	304,445
Polycom, Inc.*	20,889	261,739
Riverbed Technology, Inc.*	23,908	493,222
		2,910,007

Construction & Engineering - 0.7%
AECOM Technology Corp.*	14,780	475,916
Granite Construction, Inc.	5,523	198,718
KBR, Inc.	21,920	522,792
URS Corp.	10,270	470,879
		1,668,305

Construction Materials - 0.6%
Eagle Materials, Inc.	7,453	702,669
Martin Marietta Materials, Inc.	6,886	909,296
		1,611,965

Consumer Finance - 0.2%
SLM Corp.	62,961	523,206

Containers & Packaging - 1.6%
AptarGroup, Inc.	9,747	653,146
Greif, Inc.	4,544	247,921
Packaging Corp. of America	14,642	1,046,757
Rock-Tenn Co.	10,688	1,128,546
Silgan Holdings, Inc.	6,677	339,325
Sonoco Products Co.	15,198	667,648
		4,083,343

Distributors - 0.5%
LKQ Corp.*	44,953	1,199,796

Diversified Consumer Services - 0.8%
Apollo Education Group, Inc.*	14,768	461,500
DeVry Education Group, Inc.	8,700	368,358
Service Corp. International	31,800	658,896
Sotheby's	10,266	431,069
		1,919,823

Diversified Financial Services - 0.6%
CBOE Holdings, Inc.	12,805	630,134
MSCI, Inc.*	17,380	796,873
		1,427,007

Diversified Telecommunication Services - 0.3%
tw telecom, Inc.*	20,540	827,967

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EQUITY SECURITIES - CONT’D	SHARES	VALUE

Electric Utilities - 1.7%
Cleco Corp.	8,989	$529,902
Great Plains Energy, Inc.	22,895	615,189
Hawaiian Electric Industries, Inc.	15,112	382,636
IDACORP, Inc.	7,491	433,204
OGE Energy Corp.	29,656	1,158,956
PNM Resources, Inc.	12,155	356,506
Westar Energy, Inc.	19,195	733,057
		4,209,450

Electrical Equipment - 0.9%
Acuity Brands, Inc.	6,435	889,639
Hubbell, Inc., Class B	8,020	987,663
Regal-Beloit Corp.	6,721	528,002
		2,405,304

Electronic Equipment & Instruments - 2.9%
Arrow Electronics, Inc.*	14,838	896,364
Avnet, Inc.	20,611	913,273
Belden, Inc.	6,640	518,982
FEI Co.	6,293	570,964
Ingram Micro, Inc.*	23,113	675,131
Itron, Inc.*	5,856	237,461
Knowles Corp.*	12,663	389,261
National Instruments Corp.	14,651	474,546
Tech Data Corp.*	5,808	363,116
Trimble Navigation Ltd.*	38,851	1,435,544
Vishay Intertechnology, Inc.	20,202	312,929
Zebra Technologies Corp.*	7,519	618,964
		7,406,535

Energy Equipment & Services - 2.7%
Atwood Oceanics, Inc.*	8,616	452,168
CARBO Ceramics, Inc.	2,959	456,041
Dresser-Rand Group, Inc.*	11,389	725,821
Dril-Quip, Inc.*	6,058	661,776
Helix Energy Solutions Group, Inc.*	14,617	384,573
Oceaneering International, Inc.	16,084	1,256,643
Oil States International, Inc.*	7,901	506,375
Patterson-UTI Energy, Inc.	21,518	751,839
Superior Energy Services, Inc.	23,321	842,821
Tidewater, Inc.	7,550	423,933
Unit Corp.*	6,687	460,266
		6,922,256

Food & Staples Retailing - 0.3%
SUPERVALU, Inc.*	29,450	242,079
United Natural Foods, Inc.*	7,390	481,089
		723,168

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EQUITY SECURITIES - CONT’D	SHARES	VALUE

Food Products - 2.0%
Dean Foods Co.	13,920	$244,853
Flowers Foods, Inc.	26,175	551,769
Hain Celestial Group, Inc.*	7,463	662,267
Ingredion, Inc.	11,107	833,469
Lancaster Colony Corp.	2,957	281,388
Post Holdings, Inc.*	6,587	335,344
The Hillshire Brands Co.	18,270	1,138,221
The WhiteWave Foods Co.*	25,895	838,221
Tootsie Roll Industries, Inc.	3,285	96,711
		4,982,243

Gas Utilities - 1.5%
Atmos Energy Corp.	14,920	796,728
National Fuel Gas Co.	12,511	979,611
ONE Gas, Inc.	7,926	299,207
Questar Corp.	26,083	646,859
UGI Corp.	17,138	865,469
WGL Holdings, Inc.	7,914	341,093
		3,928,967

Health Care Equipment & Supplies - 2.8%
Align Technology, Inc.*	10,698	599,516
Hill-Rom Holdings, Inc.	8,521	353,707
Hologic, Inc.*	41,150	1,043,151
IDEXX Laboratories, Inc.*	7,640	1,020,475
ResMed, Inc.	20,898	1,058,066
Sirona Dental Systems, Inc.*	8,242	679,635
STERIS Corp.	8,799	470,571
Teleflex, Inc.	6,160	650,496
The Cooper Co.'s, Inc.	7,139	967,549
Thoratec Corp.*	8,664	302,027
		7,145,193

Health Care Providers & Services - 3.0%
Community Health Systems, Inc.*	17,301	784,946
Health Net, Inc.*	11,944	496,154
Henry Schein, Inc.*	12,712	1,508,533
LifePoint Hospitals, Inc.*	6,624	411,350
Mednax, Inc.*	14,801	860,678
Omnicare, Inc.	14,747	981,708
Owens & Minor, Inc.	9,629	327,193
Universal Health Services, Inc., Class B	13,387	1,281,939
VCA, Inc.*	13,150	461,434
WellCare Health Plans, Inc.*	6,533	487,754
		7,601,689

Health Care Technology - 0.3%
Allscripts Healthcare Solutions, Inc.*	24,318	390,304
HMS Holdings Corp.*	13,350	272,473
		662,777

12 www.calvert.com CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED)

EQUITY SECURITIES - CONT’D	SHARES	VALUE

Hotels, Restaurants & Leisure - 1.5%
Bally Technologies, Inc.*	5,966	$392,086
Brinker International, Inc.	9,673	470,592
Domino's Pizza, Inc.	8,284	605,478
International Game Technology	36,800	585,488
International Speedway Corp.	4,422	147,164
Life Time Fitness, Inc.*	5,600	272,944
Panera Bread Co.*	3,886	582,239
The Cheesecake Factory, Inc.	6,843	317,652
Wendy's Co.	40,231	343,170
		3,716,813

Household Durables - 1.7%
Jarden Corp.*	17,868	1,060,466
KB Home	13,594	253,936
MDC Holdings, Inc.	5,956	180,407
NVR, Inc.*	606	697,263
Tempur Sealy International, Inc.*	9,054	540,524
Toll Brothers, Inc.*	23,827	879,216
Tupperware Brands Corp.	7,514	628,922
		4,240,734

Household Products - 1.0%
Church & Dwight Co., Inc.	20,240	1,415,788
Energizer Holdings, Inc.	9,184	1,120,724
		2,536,512

Industrial Conglomerates - 0.3%
Carlisle Co.'s, Inc.	9,544	826,701

Insurance - 4.5%
Alleghany Corp.*	2,452	1,074,270
American Financial Group, Inc.	10,665	635,207
Arthur J. Gallagher & Co.	23,424	1,091,559
Aspen Insurance Holdings Ltd.	9,940	451,475
Brown & Brown, Inc.	17,704	543,690
Everest Re Group Ltd.	6,866	1,101,924
First American Financial Corp.	16,198	450,143
Hanover Insurance Group, Inc.	6,696	422,852
HCC Insurance Holdings, Inc.	14,877	728,080
Kemper Corp.	7,793	287,250
Mercury General Corp.	5,537	260,461
Old Republic International Corp.	36,085	596,846
Primerica, Inc.	8,104	387,776
Protective Life Corp.	11,742	814,073
Reinsurance Group of America, Inc.	10,287	811,644
RenaissanceRe Holdings Ltd.	6,039	646,173
StanCorp Financial Group, Inc.	6,513	416,832
WR Berkley Corp.	15,400	713,174
		11,433,429

www.calvert.com CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 13

EQUITY SECURITIES - CONT’D	SHARES	VALUE

Internet & Catalog Retail - 0.1%
HSN, Inc.	5,107	$302,539

Internet Software & Services - 1.1%
AOL, Inc.*	12,125	482,454
Conversant, Inc.*	9,662	245,415
Equinix, Inc.*	7,420	1,558,868
Rackspace Hosting, Inc.*	17,349	583,967
		2,870,704

IT Services - 2.7%
Acxiom Corp.*	11,738	254,597
Broadridge Financial Solutions, Inc.	17,970	748,271
Convergys Corp.	15,379	329,726
CoreLogic, Inc.*	13,929	422,884
DST Systems, Inc.	5,286	487,211
Gartner, Inc.*	13,436	947,507
Global Payments, Inc.	10,695	779,131
Jack Henry & Associates, Inc.	12,592	748,343
Leidos Holdings, Inc.	9,697	371,783
NeuStar, Inc.*	9,338	242,975
Science Applications International Corp.	6,074	268,228
VeriFone Systems, Inc.*	16,638	611,445
WEX, Inc.*	5,771	605,782
		6,817,883

Leisure Products - 0.7%
Brunswick Corp.	13,809	581,773
Polaris Industries, Inc.	9,812	1,277,915
		1,859,688

Life Sciences - Tools & Services - 1.2%
Bio-Rad Laboratories, Inc.*	3,065	366,911
Charles River Laboratories International, Inc.*	7,273	389,251
Covance, Inc.*	8,643	739,668
Mettler-Toledo International, Inc.*	4,351	1,101,586
Techne Corp.	4,958	458,962
		3,056,378

Machinery - 5.3%
AGCO Corp.	13,008	731,310
CLARCOR, Inc.	7,508	464,370
Crane Co.	7,469	555,395
Donaldson Co., Inc.	19,586	828,879
Graco, Inc.	9,027	704,828
Harsco Corp.	12,312	327,868
IDEX Corp.	12,006	969,364
ITT Corp.	13,656	656,854
Kennametal, Inc.	11,700	541,476
Lincoln Electric Holdings, Inc.	11,977	836,953
Nordson Corp.	8,912	714,653
Oshkosh Corp.	12,649	702,399
SPX Corp.	6,525	706,070
14 www.calvert.com CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED)

EQUITY SECURITIES - CONT’D	SHARES	VALUE

Machinery - Cont'd
Terex Corp.	16,426	$675,109
The Timken Co.	11,415	774,394
Trinity Industries, Inc.	23,070	1,008,620
Valmont Industries, Inc.	4,003	608,256
Wabtec Corp.	14,363	1,186,240
Woodward, Inc.	8,788	440,982
		13,434,020

Marine - 0.4%
Kirby Corp.*	8,486	994,050

Media - 1.5%
AMC Networks, Inc.*	8,802	541,235
Cinemark Holdings, Inc.	15,506	548,292
DreamWorks Animation SKG, Inc.*	10,969	255,139
John Wiley & Sons, Inc.	7,108	430,674
Lamar Advertising Co.	9,776	518,128
Live Nation Entertainment, Inc.*	21,200	523,428
Meredith Corp.	5,660	273,718
New York Times Co.	19,197	291,986
Time, Inc.*	17,000	411,740
		3,794,340

Metals & Mining - 1.6%
Carpenter Technology Corp.	7,907	500,118
Cliffs Natural Resources, Inc.	23,400	352,170
Commercial Metals Co.	17,902	309,884
Compass Minerals International, Inc.	4,994	478,125
Reliance Steel & Aluminum Co.	11,573	853,046
Royal Gold, Inc.	9,676	736,537
Steel Dynamics, Inc.	33,265	597,107
Worthington Industries, Inc.	7,751	333,603
		4,160,590

Multiline Retail - 0.3%
Big Lots, Inc.*	8,261	377,528
J.C. Penney Co., Inc.*	45,388	410,761
		788,289

Multi-Utilities - 1.2%
Alliant Energy Corp.	16,521	1,005,468
Black Hills Corp.	6,791	416,899
MDU Resources Group, Inc.	28,534	1,001,543
Vectren Corp.	12,281	521,943
		2,945,853

Oil, Gas & Consumable Fuels - 2.3%
Bill Barrett Corp.*	7,730	207,009
Energen Corp.	10,839	963,370
Gulfport Energy Corp.*	12,722	798,942
HollyFrontier Corp.	29,588	1,292,700
Rosetta Resources, Inc.*	9,149	501,823

www.calvert.com CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 15

EQUITY SECURITIES - CONT’D	SHARES	VALUE

Oil, Gas & Consumable Fuels - Cont'd
SM Energy Co.	9,986	$839,822
World Fuel Services Corp.	10,719	527,696
WPX Energy, Inc.*	30,104	719,787
		5,851,149

Paper & Forest Products - 0.3%
Domtar Corp.	9,676	414,617
Louisiana-Pacific Corp.*	21,557	323,786
		738,403

Pharmaceuticals - 1.3%
Endo International plc*	20,981	1,469,090
Mallinckrodt plc*	8,708	696,814
Salix Pharmaceuticals Ltd.*	9,443	1,164,794
		3,330,698

Professional Services - 1.0%
Corporate Executive Board Co.	5,132	350,105
FTI Consulting, Inc.*	6,201	234,522
Manpowergroup, Inc.	11,858	1,006,151
Towers Watson & Co.	9,527	992,999
		2,583,777

Real Estate Investment Trusts - 8.5%
Alexandria Real Estate Equities, Inc.	10,670	828,419
American Campus Communities, Inc.	15,623	597,424
BioMed Realty Trust, Inc.	28,668	625,822
Camden Property Trust	12,743	906,664
Corporate Office Properties Trust	13,342	371,041
Corrections Corp. of America	17,329	569,258
Duke Realty Corp.	49,068	891,075
Equity One, Inc.	9,662	227,927
Extra Space Storage, Inc.	16,403	873,460
Federal Realty Investment Trust	10,018	1,211,377
Highwoods Properties, Inc.	13,421	563,011
Home Properties, Inc.	8,508	544,172
Hospitality Properties Trust	22,300	677,920
Kilroy Realty Corp.	12,244	762,556
LaSalle Hotel Properties	15,840	558,994
Liberty Property Trust	21,995	834,270
Mack-Cali Realty Corp.	13,519	290,388
Mid-America Apartment Communities, Inc.	11,170	815,969
National Retail Properties, Inc.	18,346	682,288
Omega Healthcare Investors, Inc.	18,957	698,755
Potlatch Corp.	6,186	256,100
Rayonier, Inc.	18,833	669,513
Realty Income Corp.	32,977	1,464,838
Regency Centers Corp.	13,752	765,711
Senior Housing Properties Trust	30,339	736,934
SL Green Realty Corp.	14,213	1,555,044
Taubman Centers, Inc.	9,421	714,206
UDR, Inc.	37,443	1,071,993

16 www.calvert.com CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED)

EQUITY SECURITIES - CONT’D	SHARES	VALUE

Real Estate Investment Trusts - Cont'd
Washington Prime Group, Inc.*	23,132	$433,494
Weingarten Realty Investors	16,737	549,643
		21,748,266

Real Estate Management & Development - 0.4%
Alexander & Baldwin, Inc.	6,536	270,917
Jones Lang LaSalle, Inc.	6,637	838,851
		1,109,768

Road & Rail - 1.4%
Con-way, Inc.	8,687	437,912
Genesee & Wyoming, Inc.*	7,596	797,580
JB Hunt Transport Services, Inc.	13,621	1,004,957
Landstar System, Inc.	6,694	428,416
Old Dominion Freight Line, Inc.*	10,394	661,890
Werner Enterprises, Inc.	6,775	179,605
		3,510,360

Semiconductors & Semiconductor Equipment - 2.8%
Advanced Micro Devices, Inc.*	96,461	404,171
Atmel Corp.*	62,690	587,405
Cree, Inc.*	18,159	907,042
Cypress Semiconductor Corp.*	21,766	237,467
Fairchild Semiconductor International, Inc.*	19,036	296,962
Integrated Device Technology, Inc.*	20,821	321,893
International Rectifier Corp.*	10,874	303,384
Intersil Corp.	19,496	291,465
RF Micro Devices, Inc.*	43,118	413,502
Semtech Corp.*	10,019	261,997
Silicon Laboratories, Inc.*	6,013	296,140
Skyworks Solutions, Inc.	28,234	1,325,869
SunEdison, Inc.*	36,650	828,290
Teradyne, Inc.	28,928	566,989
		7,042,576

Software - 4.0%
ACI Worldwide, Inc.*	5,648	315,328
Advent Software, Inc.	6,351	206,852
ANSYS, Inc.*	13,799	1,046,240
Cadence Design Systems, Inc.*	43,114	754,064
Commvault Systems, Inc.*	6,606	324,817
Compuware Corp.	33,296	332,627
Concur Technologies, Inc.*	7,116	664,207
FactSet Research Systems, Inc.	5,864	705,322
Fair Isaac Corp.	5,104	325,431
Fortinet, Inc.*	20,399	512,627
Informatica Corp.*	16,350	582,877
Mentor Graphics Corp.	14,866	320,660
MICROS Systems, Inc.*	11,142	756,542
PTC, Inc.*	17,665	685,402
Rovi Corp.*	14,107	338,004
SolarWinds, Inc.*	9,975	385,634

www.calvert.com CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 17

EQUITY SECURITIES - CONT’D	SHARES	VALUE

Software - Cont'd
Solera Holdings, Inc.	10,246	$688,019
Synopsys, Inc.*	23,043	894,529
TIBCO Software, Inc.*	22,780	459,473
		10,298,655

Specialty Retail - 3.8%
Aaron's, Inc.	10,984	391,470
Abercrombie & Fitch Co.	10,838	468,743
Advance Auto Parts, Inc.	10,865	1,465,906
American Eagle Outfitters, Inc.	25,890	290,486
ANN, Inc.*	7,008	288,309
Ascena Retail Group, Inc.*	19,699	336,853
Cabela's, Inc.*	7,117	444,101
Chico's FAS, Inc.	22,821	387,044
CST Brands, Inc.	11,537	398,025
Dick's Sporting Goods, Inc.	14,794	688,809
Foot Locker, Inc.	21,715	1,101,385
Guess?, Inc.	9,067	244,809
Murphy USA, Inc.*	6,777	331,328
Office Depot, Inc.*	73,923	420,622
Rent-A-Center, Inc.	8,054	230,989
Signet Jewelers Ltd.	11,944	1,320,887
Williams-Sonoma, Inc.	13,036	935,724
		9,745,490

Technology Hardware, Storage & Peripherals - 1.0%
3D Systems Corp.*	15,224	910,395
Diebold, Inc.	9,811	394,108
Lexmark International, Inc.	9,395	452,463
NCR Corp.*	25,004	877,390
		2,634,356

Textiles, Apparel & Luxury Goods - 1.2%
Carter's, Inc.	7,996	551,164
Deckers Outdoor Corp.*	5,156	445,117
Hanesbrands, Inc.	14,829	1,459,767
Kate Spade & Co.*	18,831	718,214
		3,174,262

Thrifts & Mortgage Finance - 0.6%
Astoria Financial Corp.	13,259	178,333
New York Community Bancorp, Inc.	65,921	1,053,418
Washington Federal, Inc.	15,090	338,469
		1,570,220

Tobacco - 0.1%
Universal Corp.	3,591	198,762

Trading Companies & Distributors - 1.4%
GATX Corp.	6,856	458,941
MSC Industrial Direct Co., Inc.	7,054	674,644
NOW, Inc.*	15,977	578,527

18 www.calvert.com CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED)

EQUITY SECURITIES - CONT’D	SHARES	VALUE

Trading Companies & Distributors - Cont'd
United Rentals, Inc.*	14,486	$1,517,119
Watsco, Inc.	4,143	425,735
		3,654,966

Water Utilities - 0.3%
Aqua America, Inc.	26,368	691,369

Wireless Telecommunication Services - 0.2%
Telephone & Data Systems, Inc.	15,104	394,364

Total Equity Securities (Cost $158,876,729)		242,315,053

EXCHANGE TRADED PRODUCTS - 2.6%
SPDR S&P MidCap 400 ETF Trust	25,100	6,540,056

Total Exchange Traded Products (Cost $6,390,483)		6,540,056

TIME DEPOSIT - 1.6%	PRINCIPAL AMOUNT
State Street Bank Time Deposit, 0.083%, 7/1/14^	$4,080,469	4,080,469

Total Time Deposit (Cost $4,080,469)		4,080,469

TOTAL INVESTMENTS (Cost $169,347,681) - 99.3%		252,935,578
Other assets and liabilities, net - 0.7%		1,828,373
NET ASSETS - 100%		$254,763,951

NET ASSETS CONSIST OF:
Paid-in capital applicable to the following shares of common stock outstanding;
$0.10 par value, 20,000,000 shares authorized:
Class I: 2,400,299 shares outstanding		$153,048,136
Class F: 69,856 shares outstanding		5,450,114
Undistributed net investment income		1,676,766
Accumulated net realized gain (loss)		10,939,444
Net unrealized appreciation (depreciation)		83,649,491

NET ASSETS		$254,763,951

NET ASSET VALUE PER SHARE
Class I (based on net assets of $247,481,641)		$103.10
Class F (based on net assets of $7,282,310)		$104.25

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Purchased:
E-Mini S&P 400 Index^	31	9/14	$4,430,830	$61,594

See notes to financial statements.

www.calvert.com CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 19

(b) This security was valued under the direction of the Board of Directors. See Note A.
^ Futures collateralized by $550,000 par value of the State Street Time Deposit.
* Non-income producing security.
Abbreviations:
ETF: Exchange Traded Fund
LLC: Limited Liability Corporation
plc: Public Limited Company
See notes to financial statements.

20 www.calvert.com CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED)

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2014

NET INVESTMENT INCOME
Investment Income:
Dividend income	$1,836,449
Interest income	1,724
Total investment income	1,838,173

Expenses:
Investment advisory fee	372,159
Transfer agency fees and expenses	13,554
Administrative fees	124,053
Distribution Plan expenses:
Class F	6,549
Directors' fees and expenses	18,582
Custodian fees	27,006
Reports to shareholders	14,926
Professional fees	24,157
Accounting fees	19,065
Miscellaneous	12,327
Total expenses	632,378

NET INVESTMENT INCOME	1,205,795

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	12,831,629
Futures	224,525
13,056,154

Change in unrealized appreciation (depreciation) on:
Investments	3,458,217
Futures	(95,623)
3,362,594

NET REALIZED AND UNREALIZED GAIN (LOSS)	16,418,748

INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$17,624,543

See notes to financial statements.

www.calvert.com CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 21

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS	SIX MONTHS ENDED JUNE 30, 2014	YEAR ENDED DECEMBER 31, 2013
Operations:
Net investment income	$1,205,795	$2,241,013
Net realized gain (loss)	13,056,154	12,217,413
Change in unrealized appreciation (depreciation)	3,362,594	48,297,716

INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	17,624,543	62,756,142

Distributions to shareholders from:
Net investment income:
Class I shares	—	(2,027,956)
Class F shares	—	(26,053)
Net realized gain:
Class I shares	—	(7,097,825)
Class F shares	—	(172,635)
Total distributions	—	(9,324,469)

Capital share transactions:
Shares sold:
Class I shares	8,667,023	33,765,505
Class F shares	1,036,328	2,876,512
Reinvestment of distributions:
Class I shares	—	9,125,781
Class F shares	—	198,688
Shares redeemed:
Class I shares	(23,237,096)	(39,305,499)
Class F shares	(377,782)	(590,072)
Total capital share transactions	(13,911,527)	6,070,915

TOTAL INCREASE (DECREASE) IN NET ASSETS	3,713,016	59,502,588

NET ASSETS
Beginning of period	251,050,935	191,548,347
End of period (including undistributed net investment income
$1,676,766 and $470,971, respectively)	$254,763,951	$251,050,935

See notes to financial statements.

22 www.calvert.com CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED)

STATEMENTS OF CHANGES IN NET ASSETS – CONT'D
CAPITAL SHARE ACTIVITY	SIX MONTHS ENDED JUNE 30, 2014	YEAR ENDED DECEMBER 31, 2013

Shares sold:
Class I shares	89,152	384,169
Class F shares	10,500	32,355
Reinvestment of distributions:
Class I shares	—	97,769
Class F shares	—	2,102
Shares redeemed:
Class I shares	(237,139)	(444,693)
Class F shares	(3,822)	(6,483)
Total capital share transactions	(141,309)	65,219

See notes to financial statements.

www.calvert.com CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 23

NOTES TO FINANCIAL STATEMENTS
NOTE A — SIGNIFICANT ACCOUNTING POLICIES
General: Calvert VP S&P MidCap 400 Index Portfolio (the “Portfolio”), a series of Calvert Variable Products, Inc. (the “Fund”), is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund is comprised of twelve separate portfolios. The operations of each series of the Fund are accounted for separately. Shares of the Portfolio are sold without sales charge to affiliated and unaffiliated insurance companies for allocation to certain of their variable separate accounts. The Portfolio offers Class F and Class I shares. Class F shares are subject to Distribution Plan Expenses, while Class I shares are not. Each class has different: (a) dividend rates, due to differences in Distribution Plan expenses and other class-specific expenses, (b) exchange privileges; and (c) class-specific voting rights.
Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Portfolio uses independent pricing services approved by the Board of Directors (“the Board”) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
The Board has adopted Valuation Procedures (the “Procedures”) to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. The Board has delegated the day-to-day responsibility for determining the fair value of assets of the Portfolio to Calvert Investment Management, Inc. (the “Advisor” or “Calvert”) and has provided these Procedures to govern Calvert in its valuation duties.
Calvert has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated.
The Valuation Committee meets on a regular basis to review illiquid securities and other investments which may not have readily available market prices. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.
The Valuation Committee utilizes various methods to measure the fair value of the Portfolio’s investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. There were no such transfers during the period. Valuation techniques used to value the Portfolio’s investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are categorized as Level 2 in the hierarchy. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which foreign securities are traded, and before the close of business of the Portfolio, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and such securities are categorized as Level 3 in the hierarchy.

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Exchange traded products are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and such securities are generally categorized as Level 2 in the hierarchy. Short-term securities of sufficient credit quality with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.
If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Advisor, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by the Valuation Committee.
The Valuation Committee considers a number of factors, including significant unobservable valuation inputs when arriving at fair value. It considers all significant facts that are reasonably available and relevant to the determination of fair value.
The Valuation Committee primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. When more appropriate, the fund may employ an income-based or cost approach. An income-based valuation approach discounts anticipated future cash flows of the investment to calculate a present amount (discounted). The measurement is based on the value indicated by current market expectations about those future amounts. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. A cost based approach is based on the amount that currently would be required to replace the service capacity of an asset (current replacement cost). From the seller’s perspective, the price that would be received for the asset is determined based on the cost to a buyer to acquire or construct a substitute asset of comparable utility, adjusted for obsolescence.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.
At June 30, 2014, securities valued at $0, or 0% of net assets, were fair valued in good faith under the direction of the Board.

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The following table summarizes the market value of the Portfolio's holdings as of June 30, 2014, based on the inputs used to value them:

	VALUATION INPUTS
INVESTMENTS IN SECURITIES	LEVEL 1	LEVEL 2	LEVEL 3		TOTAL
Equity securities*	$242,315,053	—	$0		$242,315,053
Exchange traded products	6,540,056	—	—		6,540,056
Other debt obligations	—	$4,080,469	—		4,080,469
TOTAL	$248,855,109	$4,080,469	$0	**	$252,935,578
Other financial instruments***	$61,594	—	—		$61,594

* For further breakdown of equity securities by industry type, please refer to the Statement of Net Assets.
** Level 3 securities represent 0.0% of net assets.
*** Other financial instruments are derivative instruments not reflected in the Total Investments in the Statement of Net Assets, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

Futures Contracts: The Portfolio may purchase and sell futures contracts, when, in the judgment of the Advisor, such a position acts as a hedge, or to provide equity market exposure to the Portfolio’s uncommitted cash balances. The Portfolio may not enter into futures contracts for the purpose of speculation or leverage. These futures contracts may include, but are not limited to, market index futures contracts. The Portfolio is subject to market risk in the normal course of pursuing its investment objectives and may use futures contracts to hedge against changes in the value of securities. The Portfolio may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Portfolio’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Portfolio. During the period, futures contracts were used to hedge the lack of equity market exposure inherent in a cash position. The Portfolio’s futures contracts at period end are presented in the Statement of Net Assets.
During the period, the Portfolio invested in E-Mini S&P 400 Index futures. The volume of outstanding contracts has varied throughout the period with a weighted average of 22 contracts and $1,398,184 weighted average notional value.
Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a specific class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets.
Distributions to Shareholders: Distributions to shareholders are recorded by the Portfolio on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Portfolio’s capital accounts to reflect income and gains available for distribution under income tax regulations.
Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and

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liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Federal Income Taxes: No provision for federal income or excise tax is required since the Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Portfolio’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Portfolio’s financial statements. A Portfolio’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.
NOTE B — RELATED PARTY TRANSACTIONS
Calvert Investment Management, Inc. (the “Advisor”) is wholly-owned by Calvert Investments, Inc., which is indirectly wholly-owned by Ameritas Mutual Holding Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and Directors of the Fund who are employees of the Advisor or its affiliates. For its services, the Advisor receives an annual fee, payable monthly, of .30% of the Portfolio’s average daily net assets. Under the terms of the agreement, $62,769 was payable at period end. In addition, $1,298 was payable at period end for operating expenses paid by the Advisor during June 2014.
The Advisor has contractually agreed to limit net annual portfolio operating expenses through April 30, 2015. The contractual expense caps are .81% for Class F and .57% for Class I, respectively. For the purpose of this expense limit, operating expenses do not include interest expense, brokerage commissions, taxes and extraordinary expenses. This expense limitation does not limit acquired fund fees and expenses, if any.
Calvert Investment Administrative Services, Inc., an affiliate of the Advisor, provides administrative services to the Portfolio for an annual fee, payable monthly, of .10% of the average daily net assets of the Portfolio. Under the terms of the agreement, $20,810 was payable at period end.
Calvert Investment Distributors, Inc. (“CID”), an affiliate of the Advisor, is the distributor and principal underwriter for the Portfolio. Pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Portfolio has adopted a Distribution plan that permits the Portfolio to pay certain expenses associated with the distribution and servicing of its Class F shares. The expenses paid may not exceed .20% annually of the average daily net assets of Class F. Under the terms of the agreement, $1,166 was payable at period end.
Calvert Investment Services, Inc. (“CIS”), an affiliate of the Advisor, acts as shareholder servicing agent for the Portfolio. For its services, CIS received a fee of $9,085 for the six months ended June 30, 2014. Under the terms of the agreement, $1,589 was payable at period end. Boston Financial Data Services, Inc. is the transfer and dividend disbursing agent.
Each Director of the Fund who is not an employee of the Advisor or its affiliates receives a fee of $1,500 for each Board and Committee meeting attended plus an annual fee of $40,000. Committee chairs receive an additional $5,000 annual retainer. Directors’ fees are allocated to each of the portfolios served.
NOTE C — INVESTMENT ACTIVITY AND TAX INFORMATION
During the period, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $20,733,406 and $32,035,233, respectively.

CAPITAL LOSS CARRYFORWARD

EXPIRATION DATE
31-Dec-15	($4,406,553)
31-Dec-16	(3,305,111)
Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred in taxable years beginning after December 22, 2010 can be carried forward to offset future capital gains for an unlimited period. These losses are required to be utilized prior to the losses incurred in pre-enactment taxable years and will retain their character as either long-term or short-term. Capital losses incurred in pre-enactment taxable years can be utilized until expiration. The Portfolio’s use of net capital losses acquired from reorganizations may be limited under certain tax provisions.

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As of June 30, 2014, the tax basis components of unrealized appreciation/(depreciation) and the federal tax cost were as follows:

Unrealized appreciation	$87,351,442
Unrealized (depreciation)	(3,744,490)
Net unrealized appreciation/(depreciation)	$83,606,952

Federal income tax cost of investments	$169,328,626
NOTE D — LINE OF CREDIT
A financing agreement is in place with the Calvert Funds and State Street Corporation (“SSC”). Under the agreement, SSC provides an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), accessible by the Funds for temporary or emergency purposes only. Borrowings under the committed facility bear interest at the higher of the London Interbank Offered Rate (LIBOR) or the overnight Federal Funds Rate plus 1.25% per annum. A commitment fee of .11% per annum is incurred on the unused portion of the committed facility, which is allocated to all participating funds. The Portfolio had no borrowings under the agreement during the six months ended June 30, 2014.
NOTE E — SUBSEQUENT EVENTS
In preparing the financial statements as of June 30, 2014, no subsequent events or transactions occurred that would have required recognition or disclosure in these financial statements.

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FINANCIAL HIGHLIGHTS

	PERIODS ENDED
	JUNE 30,		DECEMBER 31,
CLASS I SHARES	2014		2013 (z)	2012 (z)	2011 (z)	2010 (z)	2009
Net asset value, beginning	$96.10		$75.22	$66.38	$68.39	$54.66	$40.39
Income from investment operations:
Net investment income	0.50		0.88	0.86	0.59	0.59	0.60
Net realized and unrealized gain (loss)	6.50		23.70	10.58	(2.12)	13.61	14.10
Total from investment operations	7.00		24.58	11.44	(1.53)	14.20	14.70
Distributions from:
Net investment income	—		(0.82)	(0.72)	(0.48)	(0.47)	(0.43)
Net realized gain	—		(2.88)	(1.88)	—	—	—
Total distributions	—		(3.70)	(2.60)	(0.48)	(0.47)	(0.43)
Total increase (decrease) in net asset value	7.00		20.88	8.84	(2.01)	13.73	14.27
Net asset value, ending	$103.10		$96.10	$75.22	$66.38	$68.39	$54.66

Total return*	7.28%		32.82%	17.31%	(2.24)%	25.98%	36.38%
Ratios to average net assets: A
Net investment income	0.98	% (a)	1.00%	1.17%	0.85%	1.00%	1.25%
Total expenses	0.50	% (a)	0.52%	0.53%	0.56%	0.59%	0.57%
Expenses before offsets	0.50	% (a)	0.52%	0.53%	0.55%	0.55%	0.55%
Net expenses	0.50	% (a)	0.52%	0.53%	0.55%	0.55%	0.55%
Portfolio turnover	8%		12%	10%	16%	17%	16%
Net assets, ending (in thousands)	$247,482		$244,903	$188,872	$178,563	$177,819	$103,825

A    Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the Portfolio.
(a) Annualized.
(z) Per share figures are calculated using the Average Shares Method.
* Total return is not annualized for periods less than one year and does not reflect charges and expenses of the variable annuity or variable universal life contract.

See notes to financial statements.

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FINANCIAL HIGHLIGHTS

	PERIODS ENDED
	JUNE 30,		DECEMBER 31,
CLASS F SHARES	2014		2013 (z)	2012 (z)	2011 (z)	2010 (z)	2009
Net asset value, beginning	$97.32		$76.04	$67.03	$69.00	$55.10	$40.65
Income from investment operations:
Net investment income	0.31		0.65	0.71	0.44	0.46	0.43
Net realized and unrealized gain (loss)	6.62		23.94	10.64	(2.14)	13.70	14.25
Total from investment operations	6.93		24.59	11.35	(1.70)	14.16	14.68
Distributions from:
Net investment income	—		(0.43)	(0.46)	(0.27)	(0.26)	(0.23)
Net realized gain	—		(2.88)	(1.88)	—	—	—
Total distributions	—		(3.31)	(2.34)	(0.27)	(0.26)	(0.23)
Total increase (decrease) in net asset value	6.93		21.28	9.01	(1.97)	13.90	14.45
Net asset value, ending	$104.25		$97.32	$76.04	$67.03	$69.00	$55.10

Total return*	7.12%		32.47%	16.99%	(2.47)%	25.70%	36.12%
Ratios to average net assets: A
Net investment income	0.69	% (a)	0.73%	0.95%	0.63%	0.77%	0.98%
Total expenses	0.80	% (a)	0.90%	0.86%	0.93%	1.02%	1.90%
Expenses before offsets	0.80	% (a)	0.81%	0.80%	0.79%	0.79%	0.79%
Net expenses	0.80	% (a)	0.81%	0.80%	0.79%	0.79%	0.79%
Portfolio turnover	8%		12%	10%	16%	17%	16%
Net assets, ending (in thousands)	$7,282		$6,148	$2,677	$1,698	$1,183	$523

A    Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the Portfolio.
(a) Annualized.
(z) Per share figures are calculated using the Average Shares Method.
* Total return is not annualized for periods less than one year and does not reflect charges and expenses of the variable annuity or variable universal life contract.

See notes to financial statements.

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EXPLANATION OF FINANCIAL TABLES
SCHEDULE OF INVESTMENTS
The Schedule of Investments is a snapshot of all securities held in the fund at their market value, on the last day of the reporting period. Securities are listed by asset type (e.g., common stock, corporate bonds, U.S. government obligations) and may be further broken down into sub-groups and by industry classification.
STATEMENT OF ASSETS AND LIABILITIES
The Statement of Assets and Liabilities is often referred to as the fund’s balance sheet. It lists the value of what the fund owns, is due and owes on the last day of the reporting period. The fund’s assets include the market value of securities owned, cash, receivables for securities sold and shareholder subscriptions, and receivables for dividends and interest payments that have been earned, but not yet received. The fund’s liabilities typically include payables for securities purchased and shareholder redemptions, and expenses owed but not yet paid. The statement also reports the fund’s net asset value (NAV) per share on the last day of the reporting period. The NAV is calculated by dividing the fund’s net assets (assets minus liabilities) by the number of shares outstanding. This statement is accompanied by a Schedule of Investments. Alternatively, if certain conditions are met, a Statement of Net Assets may be presented in lieu of this statement and the Schedule of Investments.
STATEMENT OF NET ASSETS
The Statement of Net Assets provides a detailed list of the fund’s holdings, including each security’s market value on the last day of the reporting period. The Statement of Net Assets includes a Schedule of Investments. Other assets are added and other liabilities subtracted from the investments total to calculate the fund’s net assets. Finally, net assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) per share.
At the end of the Statement of Net Assets is a table displaying the composition of the fund’s net assets. Paid in Capital is the money invested by shareholders and represents the bulk of net assets. Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the amounts the fund had available to distribute to shareholders as of the statement date. Accumulated Realized Losses will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund’s investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.
STATEMENT OF OPERATIONS
The Statement of Operations summarizes the fund’s investment income earned and expenses incurred in operating the fund. Investment income includes dividends earned from stocks and interest earned from interest-bearing securities in the fund. Expenses incurred in operating the fund include the advisory fee paid to the investment advisor, administrative services fees, distribution plan expenses (if applicable), transfer agent fees, shareholder servicing expenses, custodial, legal, and audit fees, and the printing and postage expenses related to shareholder reports. Expense offsets (fees paid indirectly) may also be shown. Credits earned from offset arrangements are used to reduce the fund’s expenses. This statement also shows net gains (losses) realized on the sale of investments and the increase or decrease in the unrealized appreciation (depreciation) on investments held during the period.
STATEMENT OF CHANGES IN NET ASSETS
The Statement of Changes in Net Assets shows how the fund’s total net assets changed during the two most recent reporting periods. Changes in the fund’s net assets are attributable to investment operations, distributions and capital share transactions.
The Operations section of the report summarizes information detailed in the Statement of Operations. The Distribution section shows the dividend and capital gain distributions made to shareholders. The amounts shown as distributions in this section may not match the net investment income and realized gains amounts shown in the Operations section because distributions are determined on a tax basis and certain investments or transactions may be treated differently for financial statement and tax purposes. The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, and the amounts redeemed. The corresponding numbers of shares issued, reinvested and redeemed are shown at the end of the report.

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FINANCIAL HIGHLIGHTS
The Financial Highlights table provides a per-share breakdown by class of the components that affect the fund’s net asset value for current and past reporting periods. The table provides total return, total distributions, expense ratios, portfolio turnover and net assets for the applicable period. Total return is a measure of a fund’s performance that encompasses all elements of return: dividends, capital gain distributions and changes in net asset value. Total return is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gain distributions, expressed as a percentage of the initial investment. Total distributions include distributions from net investment income and net realized gains. Long-term gains are earned on securities held in the fund more than one year. Short-term gains, on the sale of securities held less than one year, are treated as ordinary dividend income for tax purposes. The expense ratio is a fund’s cost of doing business, expressed as a percentage of net assets. These expenses directly reduce returns to shareholders. Portfolio turnover measures the trading activity in a fund’s investment portfolio – how often securities are bought and sold by a fund. Portfolio turnover is affected by market conditions, changes in the size of the fund, the nature of the fund’s investments and the investment style of the portfolio manager.
PROXY VOTING
The Proxy Voting Guidelines that the Portfolio uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the Fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Fund at 1-800-368-2745, by visiting the Calvert website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling the Fund, by visiting the Calvert website at www.calvert.com or visiting the SEC’s website at www.sec.gov.
AVAILABILITY OF QUARTERLY PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.
Investors should carefully consider the investment objectives, risks, charges and expenses of the Calvert Funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call Calvert at 800/368-2745.

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Calvert VP NASDAQ 100 Index Portfolio
Semi-Annual Report June 30, 2014

4	Market Commentary
7	Shareholder Expense Example
8	Statement of Net Assets
13	Statement of Operations
14	Statements of Changes in Net Assets
15	Notes to Financial Statements
19	Financial Highlights
20	Explanation of Financial Tables
21	Proxy Voting
21	Availability of Quarterly Portfolio Holdings

CALVERT VP NASDAQ 100 INDEX PORTFOLIO
Portfolio within Calvert Variable Products, Inc.
Managed by Ameritas Investment Partners, Inc., Subadvisor
Investment Climate
Equity markets weathered a rise in geopolitical tensions during the first half of 2014, marked by turmoil in the Middle East and conflict in the Ukraine. Despite these tensions, all major global equity indices posted strong returns over the reporting period. The U.S. economic recovery regained its footing after a disappointing first quarter, while easing measures announced by the European Central Bank (ECB) were a welcome development following a string of weaker-than-expected macroeconomic data in the eurozone. Meanwhile, signs that economic growth in China was stabilizing helped emerging-market equities rebound after a rough start to the year. For the six-month period ending June 30, 2014, the Standard and Poor’s (S&P) 500, Russell 1000, Russell 2000, MSCI EAFE, and MSCI Emerging Markets Indices returned 7.14%, 7.27%, 3.19%, 5.14%, and 6.32%, respectively.
From an investment-style perspective, domestic large-capitalization stocks outperformed their small-cap counterparts, while value stocks outperformed growth stocks during the period. However, small-caps began to reverse this trend in June and should benefit from continued economic recovery and increasing merger and acquisition (M&A) activity in the United States as the year wears on. Looking at sector performance, Utilities, Energy, and Health Care were the top performers within the Russell 1000 Index, while the Consumer Discretionary, Telecommunications Services, and Industrials sectors lagged.
Equity Markets Prove Resilient Despite Geopolitical Tensions
Familiar sources of volatility—geopolitical turmoil and instability in the Middle East—again reared their ugly heads during the first half of the year. As the crisis in Iraq intensified, oil prices spiked in June, but retreated toward month-end following reports that the situation was coming under control. In the past this might have resulted in increased volatility or a sell-off in the equity markets, but this time investors seemed to shrug it off. This was likely due to America having reduced its dependence on foreign energy and investors not perceiving the conflict as being a long-term threat to the supply of oil. At the same time, simmering unrest in the Ukraine lingered throughout the period. But with a relatively remote chance of the situation escalating into a broader regional conflict, market participants again determined the economic impact on

AVERAGE ANNUAL TOTAL RETURN (period ended 6.30.14)

Six month*	7.54%
One year	33.41%
Five year	21.70%
Ten year	9.97%

The performance data shown represents past performance, does not guarantee future results and assumes reinvestment of all dividends and distributions. All performance data reflects fee waivers and/or expense limitations, if any are in effect; in their absence performance would be lower. See Note B in Notes to Financial Statements. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.
Visit calvert.com/institutional-VP-performance.html for current performance data. The gross expense ratio from the current prospectus for the Portfolio is 0.61%. This number may vary from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, does not include fee or expense waivers. The performance data and expense ratio reflect deduction of Portfolio operating expenses, but do not reflect charges and expenses imposed under the variable annuity or life insurance contract.
* Total Return is not annualized for periods of less than one year.

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global growth would likely be minimal. Overall, renewed confidence that the U.S. Federal Reserve (Fed) and central banks around the world would continue to maintain accommodative monetary policies also provided significant support for U.S. and global equity markets.
U.S. Macroeconomic Data Rebounds from Winter Doldrums
Rather than focusing on events happening abroad, investors instead fixed their attention on improving U.S. macroeconomic data, and put the first quarter’s negative gross domestic product (GDP) growth in the rearview mirror, attributing the setback to harsh winter weather. Strong U.S. corporate earnings provided support to equity markets while the labor market continued to show signs of improvement. Jobless claims continued their downward trend and monthly payroll gains have now exceeded 200,000 workers for five consecutive months, pushing the unemployment rate down to 6.1%, the lowest level since September 2008. Other macroeconomic data also pointed to a second quarter rebound—auto sales continued to rise, Manufacturing PMI1 remained firmly in expansion territory, and consumer confidence edged up. The housing market recovery, an important driver of economic growth, also got back on track with second-quarter data indicating a pick-up in housing activity, which had been suppressed by the severe weather conditions. Despite this spate of positive U.S. macroeconomic data, one area of concern was sluggish consumer spending, which is likely being held down by low wage growth. However, we believe that U.S. economic growth will accelerate in the coming quarters, allowing for income growth, which should boost both consumer confidence and spending.
Anemic European Economy Spurs ECB to Action
In Europe, European Central Bank (ECB) President Mario Draghi announced a series of easing measures at a June monetary policy meeting, with the goal of stimulating growth and fending off deflation. This came on the heels of weaker data in the eurozone as inflation there dropped to 0.5% and GDP grew just 0.2% in the first quarter, while the euro area’s Manufacturing PMI declined to the lowest level since November 2013, with notable declines in France and Germany. As we have anticipated, it appears European economic recovery will take much longer to materialize than the market has anticipated to date.
China’s Economic Growth Remains a Concern, but Shows Signs of Stabilizing
Investors remained concerned about slowing economic growth in China as the country transitions to a more consumer-oriented economy. A sharp slowdown in China could prove troubling for global markets, especially given the unknown ripple effects on the global economy should

ECONOMIC SECTORS	% OF TOTAL INVESTMENTS
Consumer Discretionary	18.6%
Consumer Staples	4.4%
Exchange Traded Products	2.3%
Health Care	13.3%
Industrials	1.7%
Information Technology	57.1%
Materials	0.3%
Short-Term Investments	1.3%
Telecommunication Services	1.0%
Total	100%

the Chinese real estate bubble burst. For now, investors gained comfort in improved manufacturing PMI reports released in June and an expansion of China’s “mini-stimulus” policies. The improving economic backdrop in China also helped propel the rebound in emerging market equities during the second quarter.
Outlook
We continue to believe that this cycle of economic recovery will be more protracted than usual given the depth and severity of the financial crisis that preceded it. Consistent with that and recognizing that this protracted cycle will continue to be characterized by very slow rates of improvement, we think the U.S. economy has largely recovered and is now going through an expansion phase. What this may mean going forward is that economic growth may continue to be slower than usual for this stage in the cycle, but it should still prove robust.
Concerns about subdued emerging-market growth and geopolitical turmoil have effectively injected more risk into the global markets, with investors taking a more cautious approach toward equities. In the short term, this has been positive for U.S. Treasuries and bond-fund inflows. However, from a longer-term perspective, bond prices are likely to come under greater pressure as the Fed continues to wind down its asset purchase program.
We expect the Fed will continue to focus on maintaining positive U.S. economic growth and will adjust the pace at which it tapers quantitative easing (QE) accordingly. As we have maintained for some time, a key consideration in the Fed's strategy remains the U.S housing market, which is a chief driver of U.S. economic growth. As a result, we don’t expect to see much interest-rate volatility in the near term. Having said that, time will continue to work against low rates as the long-term trajectory has nowhere else to go but up.

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Overall, we believe global economic growth will continue to move ahead slowly, supported by favorable central bank policies, and these conditions will continue to provide a favorable underpinning for the equities markets, with the U.S. markets in the strongest position. U.S. equities will probably not repeat the 30-40% banner year they had in 2013, but as the U.S. economy continues to strengthen, there is no reason not to expect another positive—though less spectacular—year for stocks in 2014.
Sincerely,
Natalie A. Trunow
Senior Vice President, Chief Investment Officer - Equities
Calvert Investment Management, Inc.
July 2014

1. Purchasing Managers Index (PMI) is an indicator of the economic health of the manufacturing sector and is based on five major areas: new orders, inventory levels, production, supplier deliveries, and the employment environment.

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SHAREHOLDER EXPENSE EXAMPLE
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).
Note: Expenses do not reflect charges and expenses of the variable annuity or variable universal life contract.
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	BEGINNING ACCOUNT VALUE 1/1/14	ENDING ACCOUNT VALUE 6/30/14	EXPENSES PAID DURING PERIOD* 1/1/14 - 6/30/14
Actual	$1,000.00	$1,075.38	$3.06

Hypothetical (5% return per year before expenses)	$1,000.00	$1,021.85	$2.98

* Expenses are equal to the Fund’s annualized expense ratio of 0.59%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

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STATEMENT OF NET ASSETS
JUNE 30, 2014

EQUITY SECURITIES - 96.8%	SHARES	VALUE

Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc.	2,708	$172,743
Expeditors International of Washington, Inc.	3,671	162,112
		334,855

Automobiles - 0.7%
Tesla Motors, Inc.*	2,203	528,852

Beverages - 0.3%
Monster Beverage Corp.*	3,001	213,161

Biotechnology - 9.9%
Alexion Pharmaceuticals, Inc.*	3,501	547,031
Amgen, Inc.	13,452	1,592,313
Biogen Idec, Inc.*	4,216	1,329,347
Celgene Corp.*	14,720	1,264,154
Gilead Sciences, Inc.*	27,378	2,269,910
Regeneron Pharmaceuticals, Inc.*	1,739	491,216
Vertex Pharmaceuticals, Inc.*	4,174	395,194
		7,889,165

Chemicals - 0.3%
Sigma-Aldrich Corp.	2,137	216,863

Commercial Services & Supplies - 0.2%
Stericycle, Inc.*	1,531	181,301

Communications Equipment - 6.2%
Cisco Systems, Inc.	95,428	2,371,386
F5 Networks, Inc.*	1,386	154,456
QUALCOMM, Inc.	30,166	2,389,147
		4,914,989

Food & Staples Retailing - 1.5%
Costco Wholesale Corp.	7,802	898,478
Whole Foods Market, Inc.	6,645	256,697
		1,155,175

Food Products - 2.7%
Keurig Green Mountain, Inc.	2,657	331,089
Kraft Foods Group, Inc.	10,640	637,868
Mondelez International, Inc.	31,317	1,177,832
		2,146,789

Health Care Equipment & Supplies - 0.3%
Intuitive Surgical, Inc.*	680	280,024

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EQUITY SECURITIES - CONT'D	SHARES	VALUE

Health Care Providers & Services - 1.7%
Catamaran Corp.*	3,719	$164,231
Express Scripts Holding Co.*	14,381	997,035
Henry Schein, Inc.*	1,533	181,921
		1,343,187

Health Care Technology - 0.4%
Cerner Corp.*	6,132	316,289

Hotels, Restaurants & Leisure - 2.2%
Marriott International, Inc.	5,345	342,615
Starbucks Corp.	13,457	1,041,303
Wynn Resorts Ltd.	1,806	374,853
		1,758,771

Household Durables - 0.3%
Garmin Ltd.	3,486	212,297

Internet & Catalog Retail - 6.2%
Amazon.com, Inc.*	8,174	2,654,752
Expedia, Inc.	2,099	165,317
Liberty Interactive Corp.*	8,563	251,409
Netflix, Inc.*	1,058	466,155
The Priceline Group, Inc.*	918	1,104,354
TripAdvisor, Inc.*	2,309	250,896
		4,892,883

Internet Software & Services - 14.0%
Akamai Technologies, Inc.*	3,213	196,186
Baidu, Inc. (ADR)*	4,921	919,292
eBay, Inc.*	23,117	1,157,237
Equinix, Inc.*	884	185,719
Facebook, Inc.*	33,452	2,250,985
Google, Inc.:
Class A*	4,942	2,889,439
Class C*	4,942	2,843,034
Yahoo!, Inc.*	18,114	636,345
		11,078,237

IT Services - 2.2%
Automatic Data Processing, Inc.	8,597	681,570
Cognizant Technology Solutions Corp.*	10,807	528,570
Fiserv, Inc.*	4,599	277,412
Paychex, Inc.	6,521	271,013
		1,758,565

Leisure Products - 0.3%
Mattel, Inc.	6,043	235,496

Life Sciences - Tools & Services - 0.5%
Illumina, Inc.*	2,257	402,965

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EQUITY SECURITIES - CONT'D	SHARES	VALUE

Machinery - 0.5%
PACCAR, Inc.	6,323	$397,274

Media - 7.5%
Charter Communications, Inc.*	1,860	294,587
Comcast Corp.	38,149	2,047,838
DIRECTV*	9,374	796,884
Discovery Communications, Inc.*	2,616	194,316
DISH Network Corp.*	3,917	254,918
Liberty Global plc*	3,957	174,979
Liberty Media Corp.*	1,864	254,772
Sirius XM Holdings, Inc.*	109,561	379,081
Twenty-First Century Fox, Inc.	26,448	929,647
Viacom, Inc., Class B	7,051	611,533
		5,938,555

Multiline Retail - 0.3%
Dollar Tree, Inc.*	3,716	202,373

Pharmaceuticals - 0.4%
Mylan, Inc.*	6,837	352,516

Professional Services - 0.2%
Verisk Analytics, Inc.*	3,004	180,300

Semiconductors & Semiconductor Equipment - 9.1%
Altera Corp.	5,788	201,191
Analog Devices, Inc.	5,555	300,359
Applied Materials, Inc.	21,478	484,329
Avago Technologies Ltd.	4,459	321,360
Broadcom Corp.	9,249	343,323
Intel Corp.	88,784	2,743,426
KLA-Tencor Corp.	3,008	218,501
Linear Technology Corp.	4,210	198,165
Maxim Integrated Products, Inc.	5,050	170,740
Micron Technology, Inc.*	18,839	620,745
NVIDIA Corp.	10,142	188,033
NXP Semiconductor NV*	4,396	290,927
Texas Instruments, Inc.	19,546	934,103
Xilinx, Inc.	4,830	228,507
		7,243,709

Software - 11.0%
Activision Blizzard, Inc.	12,432	277,234
Adobe Systems, Inc.*	8,923	645,668
Autodesk, Inc.*	4,048	228,226
CA, Inc.	8,063	231,731
Check Point Software Technologies Ltd.*	3,508	235,141
Citrix Systems, Inc.*	3,329	208,229
Intuit, Inc.	5,087	409,656

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EQUITY SECURITIES - CONT'D	SHARES	VALUE

Software - Cont'd
Microsoft Corp.	149,061	$6,215,844
Symantec Corp.	12,429	284,624
		8,736,353

Specialty Retail - 1.3%
Bed Bath & Beyond, Inc.*	3,835	220,052
O'Reilly Automotive, Inc.*	1,916	288,550
Ross Stores, Inc.	3,869	255,857
Staples, Inc.	11,672	126,524
Tractor Supply Co.	2,493	150,577
		1,041,560

Technology Hardware, Storage & Peripherals - 14.9%
Apple, Inc.	112,441	10,449,142
NetApp, Inc.	6,085	222,224
SanDisk Corp.	4,034	421,271
Seagate Technology plc	5,826	331,033
Western Digital Corp.	4,224	389,875
		11,813,545

Trading Companies & Distributors - 0.3%
Fastenal Co.	5,298	262,198

Wireless Telecommunication Services - 1.0%
SBA Communications Corp.*	2,299	235,188
VimpelCom Ltd. (ADR)	29,501	247,808
Vodafone Group plc (ADR)	9,618	321,145
		804,141

Total Equity Securities (Cost $40,582,526)		76,832,388

EXCHANGE TRADED PRODUCTS - 2.4%
Powershares QQQ Trust, Series 1	20,000	1,878,200

Total Exchange Traded Products (Cost $1,732,844)		1,878,200

TIME DEPOSIT - 1.3%	PRINCIPAL AMOUNT
State Street Bank Time Deposit, 0.083%, 7/1/14^	$1,007,110	1,007,110

Total Time Deposit (Cost $1,007,110)		1,007,110

TOTAL INVESTMENTS (Cost $43,322,480) - 100.5%		79,717,698
Other assets and liabilities, net - (0.5%)		(390,832)
NET ASSETS - 100%		$79,326,866

See notes to financial statements.

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NET ASSETS CONSIST OF:

Paid-in capital applicable to 1,716,119 shares of common stock outstanding;
$0.10 par value, 20,000,000 shares authorized	$37,141,925
Undistributed net investment income	712,303
Accumulated net realized gain (loss)	5,060,084
Net unrealized appreciation (depreciation)	36,412,554

NET ASSETS	$79,326,866

NET ASSET VALUE PER SHARE	$46.22

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Purchased:
E-Mini NASDAQ 100 Index^	14	9/14	$1,075,340	$17,336

^	Futures collateralized by $200,000 par value of the State Street Time Deposit.

*	Non-income producing security.
Abbreviations:
ADR: American Depositary Receipts
plc: Public Limited Company
See notes to financial statements.

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STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2014

NET INVESTMENT INCOME
Investment Income:
Dividend income (net of foreign taxes withheld of $251)	$833,010
Interest income	619
Total investment income	833,629

Expenses:
Investment advisory fee	138,185
Transfer agency fees and expenses	4,712
Directors’ fees and expenses	5,988
Administrative fees	39,481
Accounting fees	6,251
Custodian fees	13,128
Reports to shareholders	7,418
Professional fees	14,054
Miscellaneous	5,287
Total expenses	234,504

NET INVESTMENT INCOME	599,125

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	3,137,070
Futures	211,780
3,348,850

Change in unrealized appreciation (depreciation) on:
Investments	1,838,653
Futures	(18,122)
1,820,531

NET REALIZED AND UNREALIZED GAIN (LOSS)	5,169,381

INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$5,768,506

See notes to financial statements.

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STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS	SIX MONTHS ENDED JUNE 30, 2014	YEAR ENDED DECEMBER 31, 2013
Operations:
Net investment income	$599,125	$575,728
Net realized gain (loss)	3,348,850	3,297,862
Change in unrealized appreciation (depreciation)	1,820,531	18,564,791

INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	5,768,506	22,438,381

Distributions to shareholders from:
Net investment income	—	(580,671)
Net realized gain	—	(1,797,313)
Total distributions	—	(2,377,984)

Capital share transactions:
Shares sold	2,456,373	7,710,711
Reinvestment of distributions	—	2,377,984
Shares redeemed	(9,672,458)	(14,064,022)
Total capital share transactions	(7,216,085)	(3,975,327)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,447,579)	16,085,070

NET ASSETS
Beginning of period	80,774,445	64,689,375
End of period (including undistributed net investment income
of $712,303 and $113,178, respectively)	$79,326,866	$80,774,445

CAPITAL SHARE ACTIVITY
Shares sold	56,761	209,777
Reinvestment of distributions	—	56,795
Shares redeemed	(219,923)	(373,477)
Total capital share activity	(163,162)	(106,905)

See notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS
NOTE A — SIGNIFICANT ACCOUNTING POLICIES
General: Calvert VP Nasdaq 100 Index Portfolio (the “Portfolio”), a series of Calvert Variable Products, Inc. (the “Fund”), is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Fund is comprised of twelve separate portfolios. The operations of each series of the Fund are accounted for separately. Shares of the Portfolio are sold without sales charge to affiliated and unaffiliated insurance companies for allocation to certain of their variable separate accounts.
Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Portfolio uses independent pricing services approved by the Board of Directors (“the Board”) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
The Board has adopted Valuation Procedures (the “Procedures”) to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. The Board has delegated the day-to-day responsibility for determining the fair value of assets of the Portfolio to Calvert Investment Management, Inc. (the “Advisor” or “Calvert”) and has provided these Procedures to govern Calvert in its valuation duties.
Calvert has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated.
The Valuation Committee meets on a regular basis to review illiquid securities and other investments which may not have readily available market prices. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.
The Valuation Committee utilizes various methods to measure the fair value of the Portfolio’s investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. There were no such transfers during the period. Valuation techniques used to value the Portfolio’s investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are categorized as Level 2 in the hierarchy. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which foreign securities are traded, and before the close of business of the Portfolio, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and such securities are categorized as Level 3 in the hierarchy.

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Exchange traded products are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and such securities are generally categorized as Level 2 in the hierarchy. Short-term securities of sufficient credit quality with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.
If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Advisor, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by the Valuation Committee.
The Valuation Committee considers a number of factors, including significant unobservable valuation inputs when arriving at fair value. It considers all significant facts that are reasonably available and relevant to the determination of fair value.
The Valuation Committee primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. When more appropriate, the fund may employ an income-based or cost approach. An income-based valuation approach discounts anticipated future cash flows of the investment to calculate a present amount (discounted). The measurement is based on the value indicated by current market expectations about those future amounts. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. A cost based approach is based on the amount that currently would be required to replace the service capacity of an asset (current replacement cost). From the seller’s perspective, the price that would be received for the asset is determined based on the cost to a buyer to acquire or construct a substitute asset of comparable utility, adjusted for obsolescence.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.
At June 30, 2014, no securities were fair valued in good faith under the direction of the Board.
The following table summarizes the market value of the Portfolio's holdings as of June 30, 2014, based on the inputs used to value them:

	VALUATION INPUTS
INVESTMENTS IN SECURITIES	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Equity securities*	$76,832,388	—	—	$76,832,388
Exchange traded products	1,878,200	—	—	1,878,200
Other debt obligations	—	$1,007,110	—	1,007,110
TOTAL	$78,710,588	$1,007,110	—	$79,717,698
Other financial instruments**	$17,336	—	—	$17,336

* For further breakdown of equity securities by industry type, please refer to the Statement of Net Assets.
** Other financial instruments are derivative instruments not reflected in the Total Investments in the Statement of Net Assets, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

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Futures Contracts: The Portfolio may purchase and sell futures contracts, when, in the judgment of the Advisor, such a position acts as a hedge, or to provide equity market exposure to the Portfolio’s uncommitted cash balances. The Portfolio may not enter into futures contracts for the purpose of speculation or leverage. These futures contracts may include, but are not limited to, market index futures contracts. The Portfolio is subject to market risk in the normal course of pursuing its investment objectives and may use futures contracts to hedge against changes in the value of securities. The Portfolio may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Portfolio’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Portfolio. During the period, futures contracts were used to hedge the lack of equity market exposure inherent in a cash position. The Portfolio’s futures contracts at period end are presented in the Statement of Net Assets.
During the period, the Portfolio invested in E-Mini NASDAQ 100 Index futures. The volume of outstanding contracts has varied throughout the year with a weighted average of 5 contracts and $256,821 weighted average notional value.
Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Portfolio’s understanding of the applicable country’s tax rules and rates. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.
Foreign Currency Transactions: The Portfolio’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities is included with the net realized and unrealized gain or loss on investments.
Distributions to Shareholders: Distributions to shareholders are recorded by the Portfolio on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Portfolio’s capital accounts to reflect income and gains available for distribution under income tax regulations.
Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Federal Income Taxes: No provision for federal income or excise tax is required since the Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Portfolio’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Portfolio’s financial statements. A Portfolio’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

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NOTE B — RELATED PARTY TRANSACTIONS
Calvert Investment Management, Inc. (the “Advisor”) is wholly-owned by Calvert Investments, Inc., which is indirectly wholly-owned by Ameritas Mutual Holding Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and Directors of the Fund who are employees of the Advisor or its affiliates. For its services, the Advisor receives an annual fee, payable monthly, of .35% of the Portfolio’s average daily net assets. Under the terms of the agreement, $22,965 was payable at period end. In addition, $1,276 was payable at period end for operating expenses paid by the Advisor during June 2014.
The Advisor has contractually agreed to limit net annual portfolio operating expenses through April 30, 2015. The contractual expense cap is .69%. For the purpose of this expense limit, operating expenses do not include interest expense, brokerage commissions, taxes and extraordinary expenses. This expense limitation does not limit acquired fund fees and expenses, if any.
Calvert Investment Administrative Services, Inc., an affiliate of the Advisor, provides administrative services to the Portfolio for an annual fee, payable monthly, of .10% of the Portfolio’s average daily net assets. Under the terms of the agreement, $6,561 was payable at period end.
Calvert Investment Services, Inc. (“CIS”), an affiliate of the Advisor, acts as shareholder servicing agent for the Portfolio. For its services, CIS received a fee of $2,974 for the six months ended June 30, 2014. Under the terms of the agreement, $510 was payable at period end. Boston Financial Data Services, Inc. is the transfer and dividend disbursing agent.
Each Director of the Fund who is not an employee of the Advisor or its affiliates receives a fee of $1,500 for each Board and Committee meeting attended plus an annual fee of $40,000. Committee chairs receive an additional $5,000 annual retainer. Directors’ fees are allocated to each of the portfolios served.
NOTE C — INVESTMENT ACTIVITY AND TAX INFORMATION
During the period, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $2,509,642 and 8,202,478, respectively.
As of June 30, 2014, the tax basis components of appreciation/(depreciation) and the federal tax cost were as follows:

Unrealized appreciation	$36,798,776
Unrealized (depreciation)	(458,207)
Net unrealized appreciation/(depreciation)	$36,340,569

Federal income tax cost of investments	$43,377,129
NOTE D — LINE OF CREDIT
A financing agreement is in place with the Calvert Funds and State Street Corporation (“SSC”). Under the agreement, SSC provides an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), accessible by the Funds for temporary or emergency purposes only. Borrowings under the committed facility bear interest at the higher of the London Interbank Offered Rate (LIBOR) or the overnight Federal Funds Rate plus 1.25% per annum. A commitment fee of .11% per annum is incurred on the unused portion of the committed facility, which is allocated to all participating funds. The Portfolio had no borrowings under the agreement during the six months ended June 30, 2014.
NOTE E — SUBSEQUENT EVENTS
In preparing the financial statements as of June 30, 2014, no subsequent events or transactions occurred that would have required recognition or disclosure in these financial statements.

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FINANCIAL HIGHLIGHTS

	PERIODS ENDED
	JUNE 30,		DECEMBER 31,
	2014		2013	2012	2011	2010	2009
Net asset value, beginning	$42.98		$32.57	$29.67	$30.46	$25.51	$16.63
Income from investment operations:
Net investment income	0.35		0.32	0.28	0.09	0.06	0.02
Net realized and unrealized gain (loss)	2.89		11.39	4.90	0.83	4.94	8.88
Total from investment operations	3.24		11.71	5.18	0.92	5.00	8.90
Distributions from:
Net investment income	—		(0.32)	(0.24)	(0.09)	(0.05)	(0.02)
Net realized gain	—		(0.98)	(2.04)	(1.62)	—	—
Total distributions	—		(1.30)	(2.28)	(1.71)	(0.05)	(0.02)
Total increase (decrease) in net asset value	3.24		10.41	2.90	(0.79)	4.95	8.88
Net asset value, ending	$46.22		$42.98	$32.57	$29.67	$30.46	$25.51

Total return*	7.54%		36.05%	17.62%	3.02%	19.61%	53.51%
Ratios to average net assets: A
Net investment income	1.52	% (a)	0.80%	0.84%	0.27%	0.33%	0.09%
Total expenses	0.59	% (a)	0.61%	0.63%	0.67%	0.68%	0.74%
Expenses before offsets	0.59	% (a)	0.61%	0.63%	0.65%	0.65%	0.65%
Net expenses	0.59	% (a)	0.61%	0.63%	0.65%	0.65%	0.65%
Portfolio turnover	3%		13%	17%	23%	26%	10%
Net assets, ending (in thousands)	$79,327		$80,774	$64,689	$53,984	$60,435	$25,637

A    Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the portfolio.
(a) Annualized.
* Total return is not annualized for periods of less than one year and does not reflect charges and expenses of the variable annuity or variable universal life contract.

See notes to financial statements.

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EXPLANATION OF FINANCIAL TABLES
SCHEDULE OF INVESTMENTS
The Schedule of Investments is a snapshot of all securities held in the fund at their market value, on the last day of the reporting period. Securities are listed by asset type (e.g., common stock, corporate bonds, U.S. government obligations) and may be further broken down into sub-groups and by industry classification.
STATEMENT OF ASSETS AND LIABILITIES
The Statement of Assets and Liabilities is often referred to as the fund’s balance sheet. It lists the value of what the fund owns, is due and owes on the last day of the reporting period. The fund’s assets include the market value of securities owned, cash, receivables for securities sold and shareholder subscriptions, and receivables for dividends and interest payments that have been earned, but not yet received. The fund’s liabilities typically include payables for securities purchased and shareholder redemptions, and expenses owed but not yet paid. The statement also reports the fund’s net asset value (NAV) per share on the last day of the reporting period. The NAV is calculated by dividing the fund’s net assets (assets minus liabilities) by the number of shares outstanding. This statement is accompanied by a Schedule of Investments. Alternatively, if certain conditions are met, a Statement of Net Assets may be presented in lieu of this statement and the Schedule of Investments.
STATEMENT OF NET ASSETS
The Statement of Net Assets provides a detailed list of the fund’s holdings, including each security’s market value on the last day of the reporting period. The Statement of Net Assets includes a Schedule of Investments. Other assets are added and other liabilities subtracted from the investments total to calculate the fund’s net assets. Finally, net assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) per share.
At the end of the Statement of Net Assets is a table displaying the composition of the fund’s net assets. Paid in Capital is the money invested by shareholders and represents the bulk of net assets. Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the amounts the fund had available to distribute to shareholders as of the statement date. Accumulated Realized Losses will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund’s investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.
STATEMENT OF OPERATIONS
The Statement of Operations summarizes the fund’s investment income earned and expenses incurred in operating the fund. Investment income includes dividends earned from stocks and interest earned from interest-bearing securities in the fund. Expenses incurred in operating the fund include the advisory fee paid to the investment advisor, administrative services fees, distribution plan expenses (if applicable), transfer agent fees, shareholder servicing expenses, custodial, legal, and audit fees, and the printing and postage expenses related to shareholder reports. Expense offsets (fees paid indirectly) may also be shown. Credits earned from offset arrangements are used to reduce the fund’s expenses. This statement also shows net gains (losses) realized on the sale of investments and the increase or decrease in the unrealized appreciation (depreciation) on investments held during the period.
STATEMENT OF CHANGES IN NET ASSETS
The Statement of Changes in Net Assets shows how the fund’s total net assets changed during the two most recent reporting periods. Changes in the fund’s net assets are attributable to investment operations, distributions and capital share transactions.
The Operations section of the report summarizes information detailed in the Statement of Operations. The Distribution section shows the dividend and capital gain distributions made to shareholders. The amounts shown as distributions in this section may not match the net investment income and realized gains amounts shown in the Operations section because distributions are determined on a tax basis and certain investments or transactions may be treated differently for financial statement and tax purposes. The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, and the amounts redeemed. The corresponding numbers of shares issued, reinvested and redeemed are shown at the end of the report.

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FINANCIAL HIGHLIGHTS
The Financial Highlights table provides a per-share breakdown by class of the components that affect the fund’s net asset value for current and past reporting periods. The table provides total return, total distributions, expense ratios, portfolio turnover and net assets for the applicable period. Total return is a measure of a fund’s performance that encompasses all elements of return: dividends, capital gain distributions and changes in net asset value. Total return is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gain distributions, expressed as a percentage of the initial investment. Total distributions include distributions from net investment income and net realized gains. Long-term gains are earned on securities held in the fund more than one year. Short-term gains, on the sale of securities held less than one year, are treated as ordinary dividend income for tax purposes. The expense ratio is a fund’s cost of doing business, expressed as a percentage of net assets. These expenses directly reduce returns to shareholders. Portfolio turnover measures the trading activity in a fund’s investment portfolio – how often securities are bought and sold by a fund. Portfolio turnover is affected by market conditions, changes in the size of the fund, the nature of the fund’s investments and the investment style of the portfolio manager.
PROXY VOTING
The Proxy Voting Guidelines that the Portfolio uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the Fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Fund at 1-800-368-2745, by visiting the Calvert website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling the Fund, by visiting the Calvert website at www.calvert.com or visiting the SEC’s website at www.sec.gov.
AVAILABILITY OF QUARTERLY PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.
Investors should carefully consider the investment objectives, risks, charges and expenses of the Calvert Funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call Calvert at 800/368-2745.

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Calvert VP Russell 2000 Small Cap Index Portfolio
Semi-Annual Report June 30, 2014

4	Market Commentary
7	Shareholder Expense Example
8	Schedule of Investments
51	Statement of Assets and Liabilities
52	Statement of Operations
53	Statements of Changes in Net Assets
55	Notes to Financial Statements
60	Financial Highlights
62	Explanation of Financial Tables
63	Proxy Voting
63	Availability of Quarterly Portfolio Holdings

CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO
Portfolio within Calvert Variable Products, Inc.
Managed by Ameritas Investment Partners, Inc., Subadvisor
Investment Climate
Equity markets weathered a rise in geopolitical tensions during the first half of 2014, marked by turmoil in the Middle East and conflict in the Ukraine. Despite these tensions, all major global equity indices posted strong returns over the reporting period. The U.S. economic recovery regained its footing after a disappointing first quarter, while easing measures announced by the European Central Bank (ECB) were a welcome development following a string of weaker-than-expected macroeconomic data in the eurozone. Meanwhile, signs that economic growth in China was stabilizing helped emerging-market equities rebound after a rough start to the year. For the six-month period ending June 30, 2014, the Standard and Poor’s (S&P) 500, Russell 1000, Russell 2000, MSCI EAFE, and MSCI Emerging Markets Indices returned 7.14%, 7.27%, 3.19%, 5.14%, and 6.32%, respectively.
From an investment-style perspective, domestic large-capitalization stocks outperformed their small-cap counterparts, while value stocks outperformed growth stocks during the period. However, small-caps began to reverse this trend in June and should benefit from continued economic recovery and increasing merger and acquisition (M&A) activity in the United States as the year wears on. Looking at sector performance, Utilities, Energy, and Health Care were the top performers within the Russell 1000 Index, while the Consumer Discretionary, Telecommunications Services, and Industrials sectors lagged.
Equity Markets Prove Resilient Despite Geopolitical Tensions
Familiar sources of volatility—geopolitical turmoil and instability in the Middle East—again reared their ugly heads during the first half of the year. As the crisis in Iraq intensified, oil prices spiked in June, but retreated toward month-end following reports that the situation was coming under control. In the past this might have resulted in increased volatility or a sell-off in the equity markets, but this time investors seemed to shrug it off. This was likely due to America having reduced its dependence on foreign energy and investors not perceiving the conflict as being a long-term threat to the supply of oil. At the same time, simmering unrest in the Ukraine lingered throughout the period. But with a relatively remote chance of the situation escalating into a broader regional conflict, market participants again determined the economic impact on

AVERAGE ANNUAL TOTAL RETURN (period ended 6.30.14)
	Class I	Class F*
Six month**	2.88%	2.77%
One year	22.91%	22.65%
Five year	19.35%	19.11%
Ten year	8.02%	7.81%

The performance data shown represents past performance, does not guarantee future results and assumes reinvestment of all dividends and distributions. All performance data reflects fee waivers and/or expense limitations, if any are in effect; in their absence performance would be lower. See Note B in Notes to Financial Statements. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.
Visit calvert.com/institutional-VP-performance.html for current performance data. The gross expense ratio from the current prospectus for the Portfolio is 0.70%. This number may vary from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, does not include fee or expense waivers. The performance data and expense ratio reflect deduction of Portfolio operating expenses, but do not reflect charges and expenses imposed under the variable annuity or life insurance contract.
* Class F share performance prior to October 1, 2007 is based on Class I performance, adjusted to reflect Class F expenses.
** Total Return is not annualized for periods of less than one year.

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global growth would likely be minimal. Overall, renewed confidence that the U.S. Federal Reserve (Fed) and central banks around the world would continue to maintain accommodative monetary policies also provided significant support for U.S. and global equity markets.
U.S. Macroeconomic Data Rebounds from Winter Doldrums
Rather than focusing on events happening abroad, investors instead fixed their attention on improving U.S. macroeconomic data, and put the first quarter’s negative gross domestic product (GDP) growth in the rearview mirror, attributing the setback to harsh winter weather. Strong U.S. corporate earnings provided support to equity markets while the labor market continued to show signs of improvement. Jobless claims continued their downward trend and monthly payroll gains have now exceeded 200,000 workers for five consecutive months, pushing the unemployment rate down to 6.1%, the lowest level since September 2008. Other macroeconomic data also pointed to a second quarter rebound—auto sales continued to rise, Manufacturing PMI1 remained firmly in expansion territory, and consumer confidence edged up. The housing market recovery, an important driver of economic growth, also got back on track with second-quarter data indicating a pick-up in housing activity, which had been suppressed by the severe weather conditions. Despite this spate of positive U.S. macroeconomic data, one area of concern was sluggish consumer spending, which is likely being held down by low wage growth. However, we believe that U.S. economic growth will accelerate in the coming quarters, allowing for income growth, which should boost both consumer confidence and spending.
Anemic European Economy Spurs ECB to Action
In Europe, European Central Bank (ECB) President Mario Draghi announced a series of easing measures at a June monetary policy meeting, with the goal of stimulating growth and fending off deflation. This came on the heels of weaker data in the eurozone as inflation there dropped to 0.5% and GDP grew just 0.2% in the first quarter, while the euro area’s Manufacturing PMI declined to the lowest level since November 2013, with notable declines in France and Germany. As we have anticipated, it appears European economic recovery will take much longer to materialize than the market has anticipated to date.
China’s Economic Growth Remains a Concern, but Shows Signs of Stabilizing
Investors remained concerned about slowing economic growth in China as the country transitions to a more consumer-oriented economy. A sharp slowdown in China could prove troubling for global markets, especially given the unknown ripple effects on the global economy should

ECONOMIC SECTORS	% OF TOTAL INVESTMENTS
Consumer Discretionary	12.1%
Consumer Staples	2.9%
Energy	5.7%
Exchange Traded Products	4.2%
Financials	20.5%
Health Care	11.7%
Industrials	12.9%
Information Technology	15.6%
Materials	4.5%
Short-Term Investments	6.2%
Telecommunication Services	0.7%
Utilities	3.0%
Total	100%

the Chinese real estate bubble burst. For now, investors gained comfort in improved manufacturing PMI reports released in June and an expansion of China’s “mini-stimulus” policies. The improving economic backdrop in China also helped propel the rebound in emerging market equities during the second quarter.
Outlook
We continue to believe that this cycle of economic recovery will be more protracted than usual given the depth and severity of the financial crisis that preceded it. Consistent with that and recognizing that this protracted cycle will continue to be characterized by very slow rates of improvement, we think the U.S. economy has largely recovered and is now going through an expansion phase. What this may mean going forward is that economic growth may continue to be slower than usual for this stage in the cycle, but it should still prove robust.
Concerns about subdued emerging-market growth and geopolitical turmoil have effectively injected more risk into the global markets, with investors taking a more cautious approach toward equities. In the short term, this has been positive for U.S. Treasuries and bond-fund inflows. However, from a longer-term perspective, bond prices are likely to come under greater pressure as the Fed continues to wind down its asset purchase program.
We expect the Fed will continue to focus on maintaining positive U.S. economic growth and will adjust the pace at which it tapers quantitative easing (QE) accordingly. As we have maintained for some time, a key consideration in the Fed's strategy remains the U.S housing market, which is a chief driver of U.S. economic growth. As a result, we don’t expect to see much interest-rate volatility in the near term. Having said that, time will continue to work against

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low rates as the long-term trajectory has nowhere else to go but up.
Overall, we believe global economic growth will continue to move ahead slowly, supported by favorable central bank policies, and these conditions will continue to provide a favorable underpinning for the equities markets, with the U.S. markets in the strongest position. U.S. equities will probably not repeat the 30-40% banner year they had in 2013, but as the U.S. economy continues to strengthen, there is no reason not to expect another positive—though less spectacular—year for stocks in 2014.
Sincerely,
Natalie A. Trunow
Senior Vice President, Chief Investment Officer - Equities
Calvert Investment Management, Inc.
July 2014

1. Purchasing Managers Index (PMI) is an indicator of the economic health of the manufacturing sector and is based on five major areas: new orders, inventory levels, production, supplier deliveries, and the employment environment.

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SHAREHOLDER EXPENSE EXAMPLE
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).
Note: Expenses do not reflect charges and expenses of the variable annuity or variable universal life contract.
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	BEGINNING ACCOUNT VALUE 1/1/14	ENDING ACCOUNT VALUE 6/30/14	EXPENSES PAID DURING PERIOD* 1/1/14 - 6/30/14
Class I
Actual	$1,000.00	$1,028.78	$3.27

Hypothetical (5% return per year before expenses)	$1,000.00	$1,021.57	$3.26

Class F
Actual	$1,000.00	$1,027.66	$4.37

Hypothetical (5% return per year before expenses)	$1,000.00	$1,020.48	$4.36

* Expenses are equal to the Fund’s annualized expense ratio of 0.65% and 0.87%, for Class I and Class F, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

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SCHEDULE OF INVESTMENTS
JUNE 30, 2014

EQUITY SECURITIES - 88.5%	SHARES	VALUE

Aerospace & Defense - 1.5%
AAR Corp.	3,414	$94,090
Aerovironment, Inc.*	1,707	54,282
American Science & Engineering, Inc.	703	48,922
Astronics Corp.*	1,303	73,554
Cubic Corp.	1,711	76,157
Curtiss-Wright Corp.	4,318	283,088
DigitalGlobe, Inc.*	6,761	187,956
Ducommun, Inc.*	914	23,883
Engility Holdings, Inc.*	1,480	56,625
Erickson, Inc.*	325	5,281
Esterline Technologies Corp.*	2,851	328,207
GenCorp, Inc.*	5,118	97,754
HEICO Corp.	5,959	309,510
Kratos Defense & Security Solutions, Inc.*	3,789	29,554
LMI Aerospace, Inc.*	916	11,981
Moog, Inc.*	3,987	290,612
National Presto Industries, Inc.	420	30,593
Orbital Sciences Corp.*	5,427	160,368
SIFCO Industries, Inc.	227	7,082
Sparton Corp.*	882	24,467
Taser International, Inc.*	4,416	58,733
Teledyne Technologies, Inc.*	3,363	326,783
The Keyw Holding Corp.*	2,749	34,555
		2,614,037

Air Freight & Logistics - 0.4%
Air Transport Services Group, Inc.*	4,743	39,699
Atlas Air Worldwide Holdings, Inc.*	2,227	82,065
Echo Global Logistics, Inc.*	2,105	40,353
Forward Air Corp.	2,796	133,789
HUB Group, Inc.*	3,295	166,068
Park-Ohio Holdings Corp.	726	42,188
UTi Worldwide, Inc.*	7,825	80,910
XPO Logistics, Inc.*	4,518	129,305
		714,377

Airlines - 0.3%
Allegiant Travel Co.	1,237	145,682
Hawaiian Holdings, Inc.*	4,528	62,079
JetBlue Airways Corp.*	21,984	238,526
Republic Airways Holdings, Inc.*	4,602	49,886
Skywest, Inc.	4,346	53,108
		549,281

Auto Components - 1.1%
American Axle & Manufacturing Holdings, Inc.*	6,004	113,416
Cooper Tire & Rubber Co.	5,688	170,640
Cooper-Standard Holding, Inc.*	1,226	81,112

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EQUITY SECURITIES - CONT'D	SHARES	VALUE

Auto Components - Cont'd
Dana Holding Corp.	14,047	$343,028
Dorman Products, Inc.*	2,481	122,363
Drew Industries, Inc.	1,976	98,820
Federal-Mogul Holdings Corp.*	2,583	52,254
Fox Factory Holding Corp.*	848	14,916
Fuel Systems Solutions, Inc.*	1,211	13,491
Gentherm, Inc.*	3,161	140,506
Modine Manufacturing Co.*	4,047	63,700
Motorcar Parts of America, Inc.*	1,352	32,921
Remy International, Inc.	1,208	28,207
Shiloh Industries, Inc.*	483	8,916
Spartan Motors, Inc.	3,414	15,500
Standard Motor Products, Inc.	1,820	81,299
Stoneridge, Inc.*	2,174	23,305
Strattec Security Corp.	311	20,056
Superior Industries International, Inc.	2,023	41,714
Tenneco, Inc.*	5,455	358,394
Tower International, Inc.*	1,846	68,007
		1,892,565

Automobiles - 0.0%
Winnebago Industries, Inc.*	2,545	64,083

Banks - 6.5%
1st Source Corp.	1,417	43,389
1st United Bancorp, Inc.	2,033	17,524
American National Bankshares, Inc.	705	15,320
Ameris Bancorp*	2,059	44,392
Ames National Corp.	756	17,494
Arrow Financial Corp.	965	25,032
Banc of California, Inc.	2,665	29,047
Bancfirst Corp.	651	40,297
Banco Latinoamericano de Exportaciones SA	2,403	71,297
BancorpSouth, Inc.	8,605	211,425
Bank of Marin Bancorp	545	24,847
Bank of the Ozarks, Inc.	7,138	238,766
Banner Corp.	1,639	64,954
BBCN Bancorp, Inc.	6,810	108,619
BNC Bancorp	1,580	26,971
Boston Private Financial Holdings, Inc.	7,038	94,591
Bridge Bancorp, Inc.	963	23,102
Bridge Capital Holdings*	752	18,206
Bryn Mawr Bank Corp.	1,004	29,236
Camden National Corp.	710	27,520
Capital Bank Financial Corp.*	2,138	50,478
Capital City Bank Group, Inc.	1,232	17,901
Cardinal Financial Corp.	2,513	46,390
Cascade Bancorp*	3,096	16,130
Cathay General Bancorp	7,135	182,371
Center Bancorp, Inc.	993	19,095
Centerstate Banks of Florida, Inc.	2,552	28,582
Central Pacific Financial Corp.	1,534	30,450

www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 9

EQUITY SECURITIES - CONT'D	SHARES	VALUE

Banks - Cont'd
Century Bancorp, Inc.	277	$9,789
Chemical Financial Corp.	2,475	69,498
Citizens & Northern Corp.	1,125	21,926
City Holding Co.	1,381	62,311
CNB Financial Corp.	1,282	21,538
CoBiz Financial, Inc.	2,995	32,256
Columbia Banking System, Inc.	4,522	118,974
Community Bank System, Inc.	3,552	128,582
Community Trust Bancorp, Inc.	1,316	45,034
CommunityOne Bancorp*	901	8,740
ConnectOne Bancorp, Inc.*	375	18,709
CU Bancorp*	810	15,447
Customers Bancorp, Inc.*	1,894	37,903
CVB Financial Corp.	9,048	145,039
Eagle Bancorp, Inc.*	1,876	63,315
Enterprise Bancorp, Inc.	478	9,861
Enterprise Financial Services Corp.	1,698	30,666
Fidelity Southern Corp.	1,097	14,250
Financial Institutions, Inc.	1,134	26,558
First BanCorp*	9,341	50,815
First Bancorp (North Carolina)	1,553	28,498
First Bancorp, Inc. (Maine)	691	12,065
First Busey Corp.	6,352	36,905
First Business Financial Services, Inc.	354	16,649
First Citizens BancShares, Inc.	678	166,110
First Commonwealth Financial Corp.	8,442	77,835
First Community Bancshares, Inc.	1,464	20,979
First Connecticut Bancorp, Inc.	1,473	23,642
First Financial Bancorp	5,061	87,100
First Financial Bankshares, Inc.	5,739	180,032
First Financial Corp.	966	31,096
First Interstate Bancsystem, Inc.	1,462	39,737
First Merchants Corp.	3,106	65,661
First Midwest Bancorp, Inc.	6,478	110,320
First NBC Bank Holding Co.*	1,338	44,836
First of Long Island Corp.	601	23,487
FirstMerit Corp.	14,817	292,636
Flushing Financial Corp.	2,726	56,019
FNB Corp.	15,336	196,608
German American Bancorp, Inc.	1,152	31,196
Glacier Bancorp, Inc.	6,673	189,380
Great Southern Bancorp, Inc.	940	30,127
Guaranty Bancorp	1,371	19,057
Hampton Roads Bankshares, Inc.*	2,909	5,033
Hancock Holding Co.	7,373	260,414
Hanmi Financial Corp.	2,835	59,762
Heartland Financial USA, Inc.	1,357	33,559
Heritage Commerce Corp.	1,714	14,003
Heritage Financial Corp.	2,813	45,261
Heritage Oaks Bancorp*	1,809	13,803
Home Bancshares, Inc.	4,851	159,210

10 www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED)

EQUITY SECURITIES - CONT'D	SHARES	VALUE

Banks - Cont'd
HomeTrust Bancshares, Inc.*	1,850	$29,173
Horizon Bancorp	750	16,380
Hudson Valley Holding Corp.	1,336	24,115
IBERIABANK Corp.	2,816	194,839
Independent Bank Corp.:
Massachusetts	2,053	78,794
Michigan	2,054	26,435
Independent Bank Group, Inc.	819	45,594
International Bancshares Corp.	4,652	125,604
Investors Bancorp, Inc.	32,098	354,683
Lakeland Bancorp, Inc.	3,213	34,700
Lakeland Financial Corp.	1,410	53,806
Macatawa Bank Corp.	2,047	10,378
MainSource Financial Group, Inc.	1,757	30,308
MB Financial, Inc.	4,941	133,654
Mercantile Bank Corp.	1,508	34,503
Merchants Bancshares, Inc.	377	12,056
Metro Bancorp, Inc.*	1,253	28,969
Midsouth Bancorp, Inc.	777	15,455
MidWestOne Financial Group, Inc.	611	14,658
National Bank Holdings Corp.	4,004	79,840
National Bankshares, Inc.	719	22,210
National Penn Bancshares, Inc.	10,092	106,773
NBT Bancorp, Inc.	3,777	90,724
NewBridge Bancorp*	2,178	17,555
Northrim BanCorp, Inc.	582	14,882
OFG Bancorp	4,052	74,597
Old Line Bancshares, Inc.	751	11,836
Old National Bancorp	9,473	135,274
OmniAmerican Bancorp, Inc.	1,008	25,200
Opus Bank*	459	13,339
Pacific Continental Corp.	1,543	21,185
Pacific Premier Bancorp, Inc.*	1,331	18,754
Palmetto Bancshares, Inc.*	384	5,526
Park National Corp.	1,147	88,548
Park Sterling Corp.	3,952	26,044
Peapack Gladstone Financial Corp.	799	16,947
Penns Woods Bancorp, Inc.	415	19,545
Peoples Bancorp, Inc.	1,091	28,857
Peoples Financial Services Corp.	676	34,740
Pinnacle Financial Partners, Inc.	3,094	122,151
Preferred Bank*	1,057	24,987
PrivateBancorp, Inc.	6,390	185,693
Prosperity Bancshares, Inc.	6,249	391,187
Renasant Corp.	2,662	77,384
Republic Bancorp, Inc.	907	21,514
Republic First Bancorp, Inc.*	2,772	13,971
S&T Bancorp, Inc.	2,603	64,685
Sandy Spring Bancorp, Inc.	2,099	52,286
Seacoast Banking Corp of Florida*	1,191	12,948
ServisFirst Bancshares, Inc.*	56	4,840
Sierra Bancorp	987	15,595

www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 11

EQUITY SECURITIES - CONT'D	SHARES	VALUE

Banks - Cont'd
Simmons First National Corp.	1,504	$59,243
South State Corp.	2,162	131,169
Southside Bancshares, Inc.	1,678	48,595
Southwest Bancorp, Inc.	1,698	28,968
Square 1 Financial, Inc.*	536	10,189
State Bank Financial Corp.	2,598	43,932
Sterling Bancorp/DE	6,924	83,088
Stock Yards Bancorp, Inc.	1,229	36,747
Stonegate Bank	892	22,478
Suffolk Bancorp*	896	19,990
Sun Bancorp, Inc.*	3,090	12,391
Susquehanna Bancshares, Inc.	16,813	177,545
Talmer Bancorp, Inc.*	1,544	21,292
Taylor Capital Group, Inc.*	1,466	31,343
Texas Capital Bancshares, Inc.*	3,859	208,193
The Bancorp, Inc.*	3,234	38,517
The Bank of Kentucky Financial Corp.	473	16,456
Tompkins Financial Corp.	1,247	60,080
TowneBank	2,647	41,584
TriCo Bancshares	1,295	29,966
Tristate Capital Holdings, Inc.*	1,979	27,963
Trustmark Corp.	6,043	149,202
UMB Financial Corp.	3,381	214,322
Umpqua Holdings Corp.	14,929	267,528
Union Bankshares Corp.	4,172	107,012
United Bankshares, Inc.	6,408	207,171
United Community Banks, Inc.	4,482	73,370
Univest Corp. of Pennsylvania	1,440	29,808
Valley National Bancorp	17,964	178,023
VantageSouth Bancshares, Inc.*	1,896	11,281
ViewPoint Financial Group, Inc.	3,445	92,705
Washington Trust Bancorp, Inc.	1,232	45,301
Webster Financial Corp.	8,093	255,253
WesBanco, Inc.	2,265	70,306
West Bancorporation, Inc.	1,387	21,124
Westamerica Bancorporation	2,357	123,224
Western Alliance Bancorp*	6,761	160,912
Wilshire Bancorp, Inc.	5,565	57,153
Wintrust Financial Corp.	4,233	194,718
Yadkin Financial Corp.*	1,240	23,362
		11,400,882

Beverages - 0.1%
Coca Cola Bottling Co. Consolidated	436	32,120
Craft Brew Alliance, Inc.*	855	9,456
National Beverage Corp.*	1,154	21,834
The Boston Beer Company, Inc.*	747	166,970
		230,380

Biotechnology - 4.4%
ACADIA Pharmaceuticals, Inc.*	7,060	159,485
Acceleron Pharma, Inc.*	1,474	50,072

12 www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED)

EQUITY SECURITIES - CONT'D	SHARES	VALUE

Biotechnology - Cont'd
Achillion Pharmaceuticals, Inc.*	8,327	$63,035
Acorda Therapeutics, Inc.*	3,732	125,806
Actinium Pharmaceuticals, Inc.*	1,775	12,816
Adamas Pharmaceuticals, Inc.*	262	4,789
Aegerion Pharmaceuticals, Inc.*	2,831	90,847
Agenus, Inc.*	5,577	17,958
Agios Pharmaceuticals, Inc.*	1,216	55,717
Akebia Therapeutics, Inc.*	702	19,509
Alder Biopharmaceuticals, Inc.*	717	14,390
AMAG Pharmaceuticals, Inc.*	1,838	38,083
Anacor Pharmaceuticals, Inc.*	2,952	52,339
Applied Genetic Technologies Corp.*	435	10,048
Arena Pharmaceuticals, Inc.*	19,683	115,342
Ariad Pharmaceuticals, Inc.*	14,771	94,091
Array Biopharma, Inc.*	10,324	47,077
Arrowhead Research Corp.*	4,648	66,513
Auspex Pharmaceuticals, Inc.*	694	15,455
BioCryst Pharmaceuticals, Inc.*	6,279	80,057
BioSpecifics Technologies Corp.*	326	8,789
Biotime, Inc.*	3,184	9,711
Bluebird Bio, Inc.*	1,708	65,878
Cara Therapeutics, Inc.*	464	7,897
Celldex Therapeutics, Inc.*	7,854	128,177
Cellular Dynamics International, Inc.*	871	12,690
Cepheid*	6,248	299,529
Chelsea Therapeutics International (b)*	5,785	686
ChemoCentryx, Inc.*	2,120	12,402
Chimerix, Inc.*	2,416	53,007
Clovis Oncology, Inc.*	2,211	91,558
CTI BioPharma Corp.*	12,809	35,993
Cytokinetics, Inc.*	2,136	10,210
Cytori Therapeutics, Inc.*	4,706	11,247
CytRx Corp.*	4,998	20,892
Dendreon Corp.*	13,865	31,890
Dicerna Pharmaceuticals, Inc.*	300	6,771
Durata Therapeutics, Inc.*	1,392	23,706
Dyax Corp.*	11,613	111,485
Dynavax Technologies Corp.*	23,389	37,422
Eleven Biotherapeutics, Inc.*	400	5,272
Emergent Biosolutions, Inc.*	2,331	52,354
Enanta Pharmaceuticals, Inc.*	926	39,883
Epizyme, Inc.*	1,148	35,726
Esperion Therapeutics, Inc.*	393	6,225
Exact Sciences Corp.*	7,495	127,640
Exelixis, Inc.*	16,302	55,264
Five Prime Therapeutics, Inc.*	1,545	24,025
Flexion Therapeutics, Inc.*	390	5,257
Foundation Medicine, Inc.*	1,251	33,727
Galectin Therapeutics, Inc.*	1,614	22,289
Galena Biopharma, Inc.*	8,878	27,167
Genocea Biosciences, Inc.*	340	6,375
Genomic Health, Inc.*	1,445	39,593

www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 13

EQUITY SECURITIES - CONT'D	SHARES	VALUE

Biotechnology - Cont'd
Geron Corp.*	13,372	$42,924
Halozyme Therapeutics, Inc.*	9,266	91,548
Heron Therapeutics, Inc.*	1,741	21,449
Hyperion Therapeutics, Inc.*	1,220	31,842
Idenix Pharmaceuticals, Inc.*	10,531	253,797
Idera Pharmaceuticals, Inc.*	5,395	15,646
Immunogen, Inc.*	7,409	87,797
Immunomedics, Inc.*	6,814	24,871
Infinity Pharmaceuticals, Inc.*	4,129	52,603
Inovio Pharmaceuticals, Inc.*	5,391	58,277
Insmed, Inc.*	3,519	70,310
Insys Therapeutics, Inc.*	655	20,456
InterMune, Inc.*	8,861	391,213
Intrexon Corp.*	3,194	80,265
Ironwood Pharmaceuticals, Inc.*	10,708	164,154
Isis Pharmaceuticals, Inc.*	10,536	362,965
Karyopharm Therapeutics, Inc.*	1,110	51,669
Keryx Biopharmaceuticals, Inc.*	7,720	118,734
Kindred Biosciences, Inc.*	744	13,868
KYTHERA Biopharmaceuticals, Inc.*	1,559	59,819
Lexicon Pharmaceuticals, Inc.*	17,874	28,777
Ligand Pharmaceuticals, Inc., Class B*	1,857	115,673
MacroGenics, Inc.*	1,790	38,897
MannKind Corp.*	20,435	224,581
Merrimack Pharmaceuticals, Inc.*	7,836	57,124
MiMedx Group, Inc.*	8,019	56,855
Mirati Therapeutics, Inc.*	643	12,860
Momenta Pharmaceuticals, Inc.*	4,217	50,941
NanoViricides, Inc.*	3,592	15,086
Navidea Biopharmaceuticals, Inc.*	10,313	15,263
NeoStem, Inc.*	2,121	13,829
Neuralstem, Inc.*	6,160	25,995
Neurocrine Biosciences, Inc.*	6,510	96,608
NewLink Genetics Corp.*	1,774	47,100
Northwest Biotherapeutics, Inc.*	3,184	21,365
Novavax, Inc.*	18,753	86,639
NPS Pharmaceuticals, Inc.*	9,528	314,900
Ohr Pharmaceutical, Inc.*	1,885	17,926
OncoMed Pharmaceuticals, Inc.*	1,132	26,376
Oncothyreon, Inc.*	6,340	20,542
Ophthotech Corp.*	1,243	52,591
Opko Health, Inc.*	17,658	156,097
Orexigen Therapeutics, Inc.*	9,627	59,495
Organovo Holdings, Inc.*	5,600	46,760
Osiris Therapeutics, Inc.*	1,445	22,571
OvaScience, Inc.*	773	7,088
PDL BioPharma, Inc.	14,391	139,305
Peregrine Pharmaceuticals, Inc.*	11,824	22,229
Portola Pharmaceuticals, Inc.*	3,305	96,440
Progenics Pharmaceuticals, Inc.*	5,151	22,201
Prothena Corp. plc*	1,963	44,266
PTC Therapeutics, Inc.*	1,990	52,019

14 www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED)

EQUITY SECURITIES - CONT'D	SHARES	VALUE

Biotechnology - Cont'd
Puma Biotechnology, Inc.*	2,080	$137,280
Raptor Pharmaceutical Corp.*	4,911	56,722
Receptos, Inc.*	1,384	58,958
Regado Biosciences, Inc.*	1,384	9,397
Regulus Therapeutics, Inc.*	1,151	9,254
Repligen Corp.*	2,777	63,288
Retrophin, Inc.*	1,639	19,242
Rigel Pharmaceuticals, Inc.*	7,590	27,552
Sangamo Biosciences, Inc.*	5,756	87,894
Sarepta Therapeutics, Inc.*	3,645	108,585
Spectrum Pharmaceuticals, Inc.*	5,050	41,056
Stemline Therapeutics, Inc.*	789	11,575
Sunesis Pharmaceuticals, Inc.*	4,433	28,903
Synageva BioPharma Corp.*	1,917	200,902
Synergy Pharmaceuticals, Inc.*	6,947	28,274
Synta Pharmaceuticals Corp.*	3,342	13,669
TESARO, Inc.*	1,727	53,727
TG Therapeutics, Inc.*	2,104	19,757
Threshold Pharmaceuticals, Inc.*	4,048	16,030
Ultragenyx Pharmaceutical, Inc.*	571	25,632
Vanda Pharmaceuticals, Inc.*	2,587	41,858
Verastem, Inc.*	1,244	11,271
Versartis, Inc.*	621	17,413
Vital Therapies, Inc.*	464	12,639
Xencor, Inc.*	1,263	14,676
XOMA Corp.*	6,130	28,137
ZIOPHARM Oncology, Inc.*	5,687	22,919
		7,783,382

Building Products - 0.6%
AAON, Inc.	2,368	79,375
American Woodmark Corp.*	938	29,894
Apogee Enterprises, Inc.	2,456	85,616
Builders FirstSource, Inc.*	3,852	28,813
Continental Building Products, Inc.*	1,167	17,972
Gibraltar Industries, Inc.*	2,647	41,055
Griffon Corp.	3,918	48,583
Insteel Industries, Inc.	1,631	32,049
Masonite International Corp.*	2,637	148,358
NCI Building Systems, Inc.*	2,515	48,866
Norcraft Cos, Inc.*	648	9,273
Nortek, Inc.*	776	69,654
Patrick Industries, Inc.*	575	26,789
PGT, Inc.*	4,233	35,854
Ply Gem Holdings, Inc.*	1,362	13,756
Quanex Building Products Corp.	3,310	59,150
Simpson Manufacturing Co., Inc.	3,602	130,969
Trex Co., Inc.*	3,010	86,748
Universal Forest Products, Inc.	1,697	81,914
		1,074,688

www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 15

EQUITY SECURITIES - CONT'D	SHARES	VALUE

Capital Markets - 1.4%
Arlington Asset Investment Corp.	1,712	$46,789
BGC Partners, Inc.	15,614	116,168
Calamos Asset Management, Inc.	1,559	20,875
CIFC Corp.	974	8,776
Cohen & Steers, Inc.	1,662	72,098
CorEnergy Infrastructure Trust, Inc.	2,835	21,007
Cowen Group, Inc.*	10,340	43,635
Diamond Hill Investment Group, Inc.	250	31,930
Evercore Partners, Inc.	2,964	170,845
FBR & Co.*	825	22,382
Financial Engines, Inc.	4,610	208,741
FXCM, Inc.	3,604	53,916
GAMCO Investors, Inc.	520	43,186
GFI Group, Inc.	5,807	19,279
Greenhill & Co., Inc.	2,533	124,750
HFF, Inc.	2,937	109,227
ICG Group, Inc.*	3,688	77,005
Intl. FCStone, Inc.*	1,181	23,526
Investment Technology Group, Inc.*	3,390	57,223
Janus Capital Group, Inc.	13,397	167,195
KCG Holdings, Inc.*	4,729	56,181
Ladenburg Thalmann Financial Services, Inc.*	8,462	26,655
Manning & Napier, Inc.	1,043	18,002
Marcus & Millichap, Inc.*	608	15,510
Moelis & Co.*	661	22,216
Oppenheimer Holdings, Inc.	932	22,359
Piper Jaffray Co.'s*	1,472	76,205
Pzena Investment Management, Inc.	491	5,480
RCS Capital Corp.	170	3,609
Safeguard Scientifics, Inc.*	1,902	39,543
Silvercrest Asset Management Group, Inc.	474	8,158
Stifel Financial Corp.*	5,867	277,802
SWS Group, Inc.*	2,652	19,307
Virtus Investment Partners, Inc.*	634	134,250
Walter Investment Management Corp.*	3,180	94,700
Westwood Holdings Group, Inc.	603	36,204
WisdomTree Investments, Inc.*	9,645	119,212
		2,413,946

Chemicals - 2.1%
Advanced Emissions Solutions, Inc.*	1,894	43,429
American Vanguard Corp.	2,506	33,129
Axiall Corp.	6,266	296,194
Balchem Corp.	2,726	146,005
Calgon Carbon Corp.*	4,914	109,730
Chase Corp.	526	17,958
Chemtura Corp.*	8,609	224,953
Ferro Corp.*	6,247	78,462
Flotek Industries, Inc.*	4,705	151,313
FutureFuel Corp.	1,874	31,090
H.B. Fuller Co.	4,489	215,921
Hawkins, Inc.	759	28,189

16 www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED)

EQUITY SECURITIES - CONT'D	SHARES	VALUE

Chemicals - Cont'd
Innophos Holdings, Inc.	1,962	$112,952
Innospec, Inc.	2,080	89,794
Intrepid Potash, Inc.*	4,719	79,090
KMG Chemicals, Inc.	568	10,213
Koppers Holdings, Inc.	1,798	68,775
Kraton Performance Polymers, Inc.*	2,903	64,998
Kronos Worldwide, Inc.	1,877	29,413
Landec Corp.*	2,282	28,502
LSB Industries, Inc.*	1,588	66,172
Marrone Bio Innovations, Inc.*	470	5,461
Minerals Technologies, Inc.	3,090	202,642
Olin Corp.	7,080	190,594
OM Group, Inc.	2,757	89,410
Omnova Solutions, Inc.*	3,910	35,542
PolyOne Corp.	8,434	355,409
Quaker Chemical Corp.	1,185	90,996
Rentech, Inc.*	20,009	51,823
Schulman A, Inc.	2,537	98,182
Senomyx, Inc.*	3,810	32,956
Sensient Technologies Corp.	4,432	246,951
Stepan Co.	1,626	85,950
Taminco Corp.*	2,555	59,429
Trecora Resources*	1,798	21,288
Tredegar Corp.	2,145	50,214
Tronox Ltd.	5,507	148,138
Zep, Inc.	1,900	33,554
		3,724,821

Commercial Banks - 0.0%
National Penn Bancshares, Inc., Fractional Shares (b)*	25,000	—

Commercial Services & Supplies - 1.9%
ABM Industries, Inc.	4,838	130,529
ACCO Brands Corp.*	10,173	65,209
ARC Document Solutions, Inc.*	3,218	18,857
Brady Corp.	4,299	128,411
Casella Waste Systems, Inc.*	3,332	16,693
Ceco Environmental Corp.	1,551	24,180
Cenveo, Inc.*	4,813	17,856
Civeo Corp.*	8,414	210,602
Deluxe Corp.	4,485	262,731
Ennis, Inc.	2,271	34,655
G&K Services, Inc.	1,722	89,665
Healthcare Services Group, Inc.	6,297	185,384
Heritage-Crystal Clean, Inc.*	692	13,584
Herman Miller, Inc.	5,308	160,514
HNI Corp.	4,041	158,044
Innerworkings, Inc.*	3,823	32,496
Interface, Inc.	5,956	112,211
Kimball International, Inc., Class B	2,797	46,766
Knoll, Inc.	4,116	71,330
Mcgrath RentCorp	2,318	85,186

www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 17

EQUITY SECURITIES - CONT'D	SHARES	VALUE

Commercial Services & Supplies - Cont'd
Mobile Mini, Inc.	4,186	$200,468
MSA Safety, Inc.	2,646	152,092
Multi-Color Corp.	1,079	43,171
NL Industries, Inc.	532	4,942
Performant Financial Corp.*	1,926	19,453
Quad/Graphics, Inc.	2,476	55,388
Quest Resource Holding Corp.*	1,141	5,945
Schawk, Inc.	1,200	24,432
SP Plus Corp.*	1,439	30,780
Steelcase, Inc.	7,407	112,068
Team, Inc.*	1,759	72,154
Tetra Tech, Inc.	5,821	160,079
The Brink's Co.	4,255	120,076
Unifirst Corp.	1,290	136,740
United Stationers, Inc.	3,611	149,748
US Ecology, Inc.	1,896	92,809
Viad Corp.	1,798	42,864
West Corp.	3,450	92,460
		3,380,572

Communications Equipment - 1.4%
Adtran, Inc.	5,252	118,485
Alliance Fiber Optic Products, Inc.	992	17,955
Applied Optoelectronics, Inc.*	1,325	30,740
Aruba Networks, Inc.*	9,568	167,631
Bel Fuse, Inc., Class B	968	24,849
Black Box Corp.	1,535	35,981
CalAmp Corp.*	3,105	67,254
Calix, Inc.*	3,092	25,293
Ciena Corp.*	9,411	203,842
Clearfield, Inc.*	1,022	17,159
Comtech Telecommunications Corp.	1,501	56,032
Digi International, Inc.*	2,313	21,789
Emulex Corp.*	7,599	43,314
Extreme Networks, Inc.*	8,019	35,604
Finisar Corp.*	8,671	171,252
Harmonic, Inc.*	8,805	65,685
Infinera Corp.*	10,976	100,979
InterDigital, Inc.	3,641	174,040
Ixia*	5,569	63,654
KVH Industries, Inc.*	1,491	19,428
Netgear, Inc.*	3,160	109,873
Numerex Corp.*	1,206	13,857
Oclaro, Inc.*	8,388	18,454
Oplink Communications, Inc.*	1,692	28,713
Parkervision, Inc.*	6,832	10,111
Plantronics, Inc.	3,813	183,215
Polycom, Inc.*	12,379	155,109
Procera Networks, Inc.*	1,625	16,396
Ruckus Wireless, Inc.*	5,810	69,197
ShoreTel, Inc.*	5,065	33,024
Sonus Networks, Inc.*	22,024	79,066

18 www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED)

EQUITY SECURITIES - CONT'D	SHARES	VALUE

Communications Equipment - Cont'd
Tessco Technologies, Inc.	485	$15,389
Ubiquiti Networks, Inc.*	2,663	120,341
Viasat, Inc.*	3,707	214,858
		2,528,569

Construction & Engineering - 0.7%
Aegion Corp.*	3,435	79,932
Ameresco, Inc.*	1,452	10,208
Argan, Inc.	1,205	44,934
Comfort Systems USA, Inc.	3,332	52,646
Dycom Industries, Inc.*	2,851	89,265
EMCOR Group, Inc.	6,029	268,471
Furmanite Corp.*	3,036	35,339
Granite Construction, Inc.	3,480	125,210
Great Lakes Dredge & Dock Corp.*	5,123	40,933
Layne Christensen Co.*	1,710	22,743
MasTec, Inc.*	5,558	171,298
MYR Group, Inc.*	1,740	44,074
Northwest Pipe Co.*	929	37,467
Orion Marine Group, Inc.*	2,350	25,449
Pike Corp.*	2,237	20,044
Primoris Services Corp.	3,403	98,143
Sterling Construction Co., Inc.*	1,494	14,014
Tutor Perini Corp.*	3,216	102,076
		1,282,246

Construction Materials - 0.2%
Headwaters, Inc.*	6,432	89,340
Texas Industries, Inc.*	1,989	183,704
United States Lime & Minerals, Inc.	156	10,109
US Concrete, Inc.*	1,160	28,710
		311,863

Consumer Finance - 0.6%
Cash America International, Inc.	2,461	109,342
Consumer Portfolio Services, Inc.*	1,464	11,156
Credit Acceptance Corp.*	613	75,460
Encore Capital Group, Inc.*	2,162	98,198
Ezcorp, Inc.*	4,319	49,884
First Cash Financial Services, Inc.*	2,594	149,389
Green Dot Corp.*	2,789	52,935
JGWPT Holdings, Inc.*	860	9,684
Nelnet, Inc.	1,973	81,741
Nicholas Financial, Inc.	799	11,474
Portfolio Recovery Associates, Inc.*	4,486	267,052
Regional Management Corp.*	435	6,729
Springleaf Holdings, Inc.*	2,135	55,403
World Acceptance Corp.*	802	60,920
		1,039,367

www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 19

EQUITY SECURITIES - CONT'D	SHARES	VALUE

Containers & Packaging - 0.4%
AEP Industries, Inc.*	367	$12,797
Berry Plastics Group, Inc.*	8,058	207,896
Graphic Packaging Holding Co.*	29,297	342,775
Myers Industries, Inc.	2,431	48,839
UFP Technologies, Inc.*	495	11,925
		624,232

Distributors - 0.2%
Core-Mark Holding Co., Inc.	2,064	94,180
Pool Corp.	4,043	228,672
VOXX International Corp.*	1,390	13,080
Weyco Group, Inc.	562	15,405
		351,337

Diversified Consumer Services - 0.9%
2U, Inc.*	919	15,448
American Public Education, Inc.*	1,623	55,799
Ascent Capital Group, Inc.*	1,251	82,578
Bridgepoint Education, Inc.*	1,306	17,344
Bright Horizons Family Solutions, Inc.*	2,750	118,085
Capella Education Co.	953	51,834
Career Education Corp.*	4,661	21,813
Carriage Services, Inc.	1,428	24,462
Chegg, Inc.*	6,601	46,471
Collectors Universe, Inc.	618	12,107
Education Management Corp.*	2,400	4,056
Grand Canyon Education, Inc.*	4,180	192,155
Houghton Mifflin Harcourt Co.*	9,768	187,155
ITT Educational Services, Inc.*	2,015	33,630
JTH Holding, Inc.*	395	13,157
K12, Inc.*	3,081	74,160
LifeLock, Inc.*	7,212	100,680
Matthews International Corp.	2,425	100,807
Regis Corp.	4,098	57,700
Sotheby's	5,460	229,265
Steiner Leisure Ltd.*	1,287	55,714
Strayer Education, Inc.*	932	48,939
Universal Technical Institute, Inc.	1,842	22,362
Weight Watchers International, Inc.	2,481	50,042
		1,615,763

Diversified Financial Services - 0.2%
Gain Capital Holdings, Inc.	2,074	16,322
MarketAxess Holdings, Inc.	3,380	182,723
Marlin Business Services Corp.	795	14,461
NewStar Financial, Inc.*	2,242	31,523
PHH Corp.*	5,100	117,198
Pico Holdings, Inc.*	1,974	46,902
Resource America, Inc.	1,082	10,117
Tiptree Financial, Inc.	702	6,107
		425,353

20 www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED)

EQUITY SECURITIES - CONT'D	SHARES	VALUE

Diversified Telecommunication Services - 0.6%
8x8, Inc.*	7,711	$62,305
Atlantic Tele-Network, Inc.	816	47,328
Cbeyond, Inc.*	2,347	23,353
Cincinnati Bell, Inc.*	17,650	69,365
Cogent Communications Holdings, Inc.	4,216	145,663
Consolidated Communications Holdings, Inc.	3,570	79,397
Enventis Corp.	1,098	17,392
Fairpoint Communications, Inc.*	1,772	24,755
General Communication, Inc.*	2,713	30,060
Globalstar, Inc.*	24,602	104,559
Hawaiian Telcom Holdco, Inc.*	922	26,378
IDT Corp., Class B	1,313	22,872
inContact, Inc.*	4,602	42,292
Inteliquent, Inc.	2,529	35,077
Intelsat SA*	2,452	46,196
Iridium Communications, Inc.*	7,224	61,115
Lumos Networks Corp.	1,286	18,608
magicJack VocalTec Ltd.*	1,359	20,548
ORBCOMM, Inc.*	2,846	18,755
Premiere Global Services, Inc.*	4,149	55,389
Vonage Holdings Corp.*	14,328	53,730
		1,005,137

Electric Utilities - 1.3%
Allete, Inc.	3,748	192,460
Cleco Corp.	5,409	318,861
El Paso Electric Co.	3,612	145,238
IDACORP, Inc.	4,508	260,698
MGE Energy, Inc.	3,033	119,834
NRG Yield, Inc.	1,937	100,821
Otter Tail Corp.	3,144	95,232
PNM Resources, Inc.	7,138	209,357
Portland General Electric Co.	7,006	242,898
The Empire District Electric Co.	3,796	97,481
UIL Holdings Corp.	5,066	196,105
Unitil Corp.	1,238	41,881
UNS Energy Corp.	3,737	225,752
		2,246,618

Electrical Equipment - 1.0%
AZZ, Inc.	2,174	100,178
Capstone Turbine Corp.*	26,878	40,586
Encore Wire Corp.	1,782	87,389
EnerSys	4,204	289,193
Enphase Energy, Inc.*	1,376	11,765
Franklin Electric Co., Inc.	4,275	172,411
FuelCell Energy, Inc.*	17,091	41,018
Generac Holdings, Inc.*	6,168	300,628
General Cable Corp.	4,306	110,492
Global Power Equipment Group, Inc.	1,548	25,016
GrafTech International Ltd.*	10,077	105,405
LSI Industries, Inc.	1,507	12,026

www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 21

EQUITY SECURITIES - CONT'D	SHARES	VALUE

Electrical Equipment - Cont'd
Plug Power, Inc.*	14,972	$70,069
Polypore International, Inc.*	4,039	192,782
Powell Industries, Inc.	811	53,023
Power Solutions International, Inc.*	402	28,932
PowerSecure International, Inc.*	1,635	15,925
Preformed Line Products Co.	222	11,950
Revolution Lighting Technologies, Inc.*	2,558	5,883
Thermon Group Holdings, Inc.*	2,669	70,248
Vicor Corp.*	1,707	14,305
		1,759,224

Electronic Equipment & Instruments - 2.5%
Aeroflex Holding Corp.*	1,630	17,115
Agilysys, Inc.*	1,316	18,529
Anixter International, Inc.	2,434	243,570
Badger Meter, Inc.	1,311	69,024
Belden, Inc.	3,907	305,371
Benchmark Electronics, Inc.*	4,688	119,450
Checkpoint Systems, Inc.*	3,461	48,419
Cognex Corp.*	7,782	298,829
Coherent, Inc.*	2,234	147,824
Control4 Corp.*	1,024	20,029
CTS Corp.	2,987	55,857
CUI Global, Inc.*	1,848	15,523
Daktronics, Inc.	2,960	35,283
DTS, Inc.*	1,575	28,996
Electro Rent Corp.	1,712	28,642
Electro Scientific Industries, Inc.	1,856	12,639
Fabrinet*	3,146	64,808
FARO Technologies, Inc.*	1,524	74,859
FEI Co.	3,865	350,671
GSI Group, Inc.*	2,626	33,429
II-VI, Inc.*	4,403	63,667
Insight Enterprises, Inc.*	3,744	115,091
InvenSense, Inc.*	6,369	144,513
Itron, Inc.*	3,524	142,898
Kemet Corp.*	3,628	20,861
Littelfuse, Inc.	2,017	187,480
Maxwell Technologies, Inc.*	2,297	34,754
Measurement Specialties, Inc.*	1,431	123,166
Mercury Systems, Inc.*	2,519	28,566
Mesa Laboratories, Inc.	233	19,563
Methode Electronics, Inc.	3,257	124,450
MTS Systems Corp.	1,363	92,357
Multi-Fineline Electronix, Inc.*	789	8,711
Newport Corp.*	3,209	59,367
OSI Systems, Inc.*	1,719	114,743
Park Electrochemical Corp.	1,804	50,891
PC Connection, Inc.	756	15,634
Plexus Corp.*	3,040	131,602
RealD, Inc.*	3,490	44,532
Rofin-Sinar Technologies, Inc.*	2,473	59,451

22 www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED)

EQUITY SECURITIES - CONT'D	SHARES	VALUE

Electronic Equipment & Instruments - Cont'd
Rogers Corp.*	1,624	$107,752
Sanmina Corp.*	7,377	168,048
Scansource, Inc.*	2,349	89,450
Speed Commerce, Inc.*	3,454	12,918
SYNNEX Corp.*	2,554	186,059
TTM Technologies, Inc.*	4,786	39,245
Universal Display Corp.*	3,577	114,822
Viasystems Group, Inc.*	399	4,345
Vishay Precision Group, Inc.*	1,011	16,641
		4,310,444

Energy Equipment & Services - 1.8%
Basic Energy Services, Inc.*	2,777	81,144
Bristow Group, Inc.	3,189	257,097
C&J Energy Services, Inc.*	4,013	135,559
CARBO Ceramics, Inc.	1,769	272,638
CHC Group Ltd.*	3,069	25,902
Dawson Geophysical Co.	671	19,224
Era Group, Inc.*	1,735	49,760
Exterran Holdings, Inc.	5,249	236,153
Forum Energy Technologies, Inc.*	5,340	194,536
Geospace Technologies Corp.*	1,271	70,007
Glori Energy, Inc.*	1,092	11,859
Gulf Island Fabrication, Inc.	1,328	28,579
Gulfmark Offshore, Inc.	2,302	104,004
Helix Energy Solutions Group, Inc.*	9,457	248,814
Hercules Offshore, Inc.*	14,267	57,353
Hornbeck Offshore Services, Inc.*	3,249	152,443
ION Geophysical Corp.*	11,881	50,138
Key Energy Services, Inc.*	11,770	107,578
Matrix Service Co.*	2,252	73,843
McDermott International, Inc.*	21,286	172,204
Mitcham Industries, Inc.*	1,145	16,007
Natural Gas Services Group, Inc.*	1,066	35,242
Newpark Resources, Inc.*	7,785	97,001
North Atlantic Drilling Ltd.	6,169	65,515
Nuverra Environmental Solutions, Inc.*	1,204	24,212
Parker Drilling Co.*	10,148	66,165
PHI, Inc.*	1,085	48,358
Pioneer Energy Services Corp.*	5,200	91,208
Profire Energy, Inc.*	1,195	5,389
RigNet, Inc.*	1,109	59,686
SEACOR Holdings, Inc.*	1,848	151,998
Tesco Corp.	3,109	66,346
Tetra Technologies, Inc.*	6,615	77,925
Vantage Drilling Co.*	15,538	29,833
Willbros Group, Inc.*	3,210	39,645
		3,223,365

Food & Staples Retailing - 0.9%
Andersons, Inc.	2,527	130,343
Casey's General Stores, Inc.	3,449	242,430

www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 23

EQUITY SECURITIES - CONT'D	SHARES	VALUE

Food & Staples Retailing - Cont'd
Fairway Group Holdings Corp.*	1,354	$9,004
Fresh Market, Inc.*	3,837	128,424
Ingles Markets, Inc.	1,087	28,642
Liberator Medical Holdings, Inc.	2,822	10,583
Natural Grocers by Vitamin Cottage, Inc.*	875	18,734
Pantry, Inc.*	1,987	32,189
Pricesmart, Inc.	1,677	145,966
Roundy's, Inc.	2,172	11,968
SpartanNash Co.	3,281	68,934
SUPERVALU, Inc.*	18,166	149,325
Susser Holdings Corp.*	1,655	133,592
The Chefs' Warehouse, Inc.*	1,456	28,785
United Natural Foods, Inc.*	4,447	289,500
Village Super Market, Inc.	640	15,123
Weis Markets, Inc.	958	43,809
		1,487,351

Food Products - 1.4%
Alico, Inc.	267	10,010
Annie's, Inc.*	1,523	51,508
B&G Foods, Inc.	4,808	157,174
Boulder Brands, Inc.*	5,245	74,374
Calavo Growers, Inc.	1,019	34,473
Cal-Maine Foods, Inc.	1,390	103,305
Chiquita Brands International, Inc.*	3,926	42,597
Darling Ingredients, Inc.*	14,747	308,212
Dean Foods Co.	8,376	147,334
Diamond Foods, Inc.*	1,809	51,014
Farmer Bros Co.*	538	11,626
Fresh Del Monte Produce, Inc.	3,265	100,072
Inventure Foods, Inc.*	1,177	13,265
J&J Snack Foods Corp.	1,333	125,462
John B Sanfilippo & Son, Inc.	716	18,953
Lancaster Colony Corp.	1,658	157,775
Lifeway Foods, Inc.*	385	5,382
Limoneira Co.	753	16,543
Omega Protein Corp.*	1,591	21,765
Post Holdings, Inc.*	3,786	192,745
Sanderson Farms, Inc.	2,067	200,912
Seaboard Corp.*	26	78,527
Seneca Foods Corp.*	794	24,296
Snyders-Lance, Inc.	4,100	108,486
Tootsie Roll Industries, Inc.	1,738	51,167
TreeHouse Foods, Inc.*	3,296	263,911
		2,370,888

Gas Utilities - 0.9%
Chesapeake Utilities Corp.	827	58,990
Laclede Group, Inc.	2,938	142,640
New Jersey Resources Corp.	3,776	215,836
Northwest Natural Gas Co.	2,413	113,773
ONE Gas, Inc.	4,657	175,802

24 www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED)

EQUITY SECURITIES - CONT'D	SHARES	VALUE

Gas Utilities - Cont'd
Piedmont Natural Gas Co., Inc.	6,984	$261,271
South Jersey Industries, Inc.	2,955	178,512
Southwest Gas Corp.	4,167	219,976
WGL Holdings, Inc.	4,651	200,458
		1,567,258

Health Care Equipment & Supplies - 2.7%
Abaxis, Inc.	1,932	85,607
Abiomed, Inc.*	3,340	83,968
Accuray, Inc.*	6,420	56,496
Analogic Corp.	1,056	82,621
Angiodynamics, Inc.*	2,155	35,191
Anika Therapeutics, Inc.*	1,292	59,858
Antares Pharma, Inc.*	9,495	25,352
AtriCure, Inc.*	2,456	45,141
Atrion Corp.	136	44,336
Cantel Medical Corp.	2,887	105,722
Cardiovascular Systems, Inc.*	2,478	77,214
Cerus Corp.*	6,176	25,630
Conmed Corp.	2,439	107,682
CryoLife, Inc.	2,420	21,659
Cyberonics, Inc.*	2,405	150,216
Cynosure, Inc.*	1,668	35,445
Derma Sciences, Inc.*	1,659	19,178
DexCom, Inc.*	6,713	266,238
Endologix, Inc.*	6,183	94,043
Exactech, Inc.*	863	21,773
GenMark Diagnostics, Inc.*	3,729	50,453
Globus Medical, Inc.*	5,894	140,984
Greatbatch, Inc.*	2,229	109,355
Haemonetics Corp.*	4,665	164,581
HeartWare International, Inc.*	1,443	127,707
ICU Medical, Inc.*	1,127	68,533
Inogen, Inc.*	440	9,926
Insulet Corp.*	4,966	197,001
Integra LifeSciences Holdings Corp.*	2,238	105,320
Invacare Corp.	2,865	52,630
K2M Group Holdings, Inc.*	791	11,770
LDR Holding Corp.*	1,489	37,240
Masimo Corp.*	4,317	101,881
Meridian Bioscience, Inc.	3,556	73,396
Merit Medical Systems, Inc.*	3,534	53,363
Natus Medical, Inc.*	2,993	75,244
Neogen Corp.*	3,181	128,735
NuVasive, Inc.*	4,308	153,236
NxStage Medical, Inc.*	5,151	74,020
OraSure Technologies, Inc.*	4,811	41,423
Orthofix International NV*	1,686	61,119
Oxford Immunotec Global plc*	1,165	19,607
PhotoMedex, Inc.*	1,180	14,455
Quidel Corp.*	2,538	56,115
Rockwell Medical, Inc.*	3,471	41,617

www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 25

EQUITY SECURITIES - CONT'D	SHARES	VALUE

Health Care Equipment & Supplies - Cont'd
RTI Surgical, Inc.*	5,680	$24,708
Staar Surgical Co.*	3,235	54,348
STERIS Corp.	5,295	283,177
SurModics, Inc.*	1,145	24,526
Symmetry Medical, Inc.*	3,142	27,838
Tandem Diabetes Care, Inc.*	810	13,171
The Spectranetics Corp.*	3,973	90,902
Thoratec Corp.*	5,090	177,437
Tornier NV*	3,186	74,489
TransEnterix, Inc.*	2,569	12,948
TriVascular Technologies, Inc.*	666	10,370
Unilife Corp.*	8,363	24,754
Utah Medical Products, Inc.	296	15,226
Vascular Solutions, Inc.*	1,424	31,599
Veracyte, Inc.*	444	7,601
Volcano Corp.*	4,799	84,510
West Pharmaceutical Services, Inc.	6,333	267,126
Wright Medical Group, Inc.*	4,472	140,421
Zeltiq Aesthetics, Inc.*	2,605	39,570
		4,817,802

Health Care Providers & Services - 2.1%
Acadia Healthcare Co., Inc.*	3,259	148,285
Addus HomeCare Corp.*	471	10,588
Air Methods Corp.*	3,508	181,188
Alliance HealthCare Services, Inc.*	430	11,610
Almost Family, Inc.*	759	16,759
Amedisys, Inc.*	2,499	41,833
AMN Healthcare Services, Inc.*	3,946	48,536
AmSurg Corp.*	2,915	132,837
Bio-Reference Laboratories, Inc.*	2,096	63,341
BioScrip, Inc.*	6,131	51,133
BioTelemetry, Inc.*	2,365	16,957
Capital Senior Living Corp.*	2,506	59,743
Chemed Corp.	1,553	145,547
Chindex International, Inc.*	1,272	30,134
Corvel Corp.*	1,018	45,993
Cross Country Healthcare, Inc.*	2,877	18,758
Emeritus Corp.*	3,476	110,015
Ensign Group, Inc.	1,713	53,240
ExamWorks Group, Inc.*	3,163	100,362
Five Star Quality Care, Inc.*	3,773	18,903
Gentiva Health Services, Inc.*	2,612	39,337
Hanger, Inc.*	3,155	99,225
Healthsouth Corp.	7,894	283,158
Healthways, Inc.*	2,984	52,339
IPC The Hospitalist Co., Inc.*	1,420	62,792
Kindred Healthcare, Inc.	4,910	113,421
Landauer, Inc.	822	34,524
LHC Group, Inc.*	1,040	22,225
Magellan Health, Inc.*	2,407	149,812
Molina Healthcare, Inc.*	2,706	120,769

26 www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED)

EQUITY SECURITIES - CONT'D	SHARES	VALUE

Health Care Providers & Services - Cont'd
MWI Veterinary Supply, Inc.*	1,152	$163,572
National Healthcare Corp.	949	53,419
National Research Corp.*	681	9,527
Owens & Minor, Inc.	5,654	192,123
PharMerica Corp.*	2,681	76,650
Providence Service Corp.*	915	33,480
RadNet, Inc.*	2,930	19,426
Select Medical Holdings Corp.	7,056	110,074
Skilled Healthcare Group, Inc.*	1,394	8,768
Surgical Care Affiliates, Inc.*	991	28,818
Team Health Holdings, Inc.*	6,294	314,322
Triple-S Management Corp., Class B*	2,042	36,613
U.S. Physical Therapy, Inc.	1,051	35,934
Universal American Corp.	3,383	28,180
WellCare Health Plans, Inc.*	3,931	293,488
		3,687,758

Health Care Technology - 0.5%
Castlight Health, Inc.*	1,160	17,632
Computer Programs & Systems, Inc.	938	59,657
HealthStream, Inc.*	1,758	42,719
HMS Holdings Corp.*	7,740	157,973
MedAssets, Inc.*	5,465	124,821
Medidata Solutions, Inc.*	4,847	207,500
Merge Healthcare, Inc.*	4,792	10,878
Omnicell, Inc.*	3,154	90,551
Quality Systems, Inc.	4,465	71,663
Vocera Communications, Inc.*	1,818	23,998
		807,392

Hotels, Restaurants & Leisure - 2.5%
Belmond Ltd.*	8,656	125,858
Biglari Holdings, Inc.*	125	52,871
BJ's Restaurants, Inc.*	2,209	77,116
Bloomin' Brands, Inc.*	6,917	155,148
Bob Evans Farms, Inc.	2,139	107,057
Boyd Gaming Corp.*	6,948	84,279
Bravo Brio Restaurant Group, Inc.*	1,583	24,711
Buffalo Wild Wings, Inc.*	1,694	280,713
Caesars Acquisition Co.*	4,096	50,668
Caesars Entertainment Corp.*	4,594	83,060
Carrols Restaurant Group, Inc.*	2,041	14,532
Churchill Downs, Inc.	1,203	108,402
Chuy's Holdings, Inc.*	1,598	58,007
ClubCorp Holdings, Inc.	1,823	33,798
Cracker Barrel Old Country Store, Inc.	1,710	170,265
Del Frisco's Restaurant Group, Inc.*	2,117	58,345
Denny's Corp.*	7,914	51,599
Diamond Resorts International, Inc.*	3,170	73,766
DineEquity, Inc.	1,457	115,817
Einstein Noah Restaurant Group, Inc.	996	15,996
Empire Resorts, Inc.*	1,352	9,680

www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 27

EQUITY SECURITIES - CONT'D	SHARES	VALUE

Hotels, Restaurants & Leisure - Cont'd
Famous Dave's of America, Inc.*	419	$12,025
Fiesta Restaurant Group, Inc.*	2,400	111,384
Ignite Restaurant Group, Inc.*	597	8,692
International Speedway Corp.	2,420	80,538
Interval Leisure Group, Inc.	3,495	76,680
Intrawest Resorts Holdings, Inc.*	1,551	17,774
Isle of Capri Casinos, Inc.*	1,930	16,521
Jack in the Box, Inc.	3,588	214,706
Jamba, Inc.*	1,460	17,666
Krispy Kreme Doughnuts, Inc.*	5,647	90,239
La Quinta Holdings, Inc.*	3,968	75,948
Life Time Fitness, Inc.*	3,662	178,486
Marcus Corp.	1,890	34,493
Marriott Vacations Worldwide Corp.*	2,538	148,803
Monarch Casino & Resort, Inc.*	917	13,883
Morgans Hotel Group Co.*	2,245	17,803
Multimedia Games Holding Co., Inc.*	2,465	73,063
Nathan's Famous, Inc.*	240	13,006
Noodles & Co.*	970	33,358
Papa John's International, Inc.	2,743	116,276
Papa Murphy's Holdings, Inc.*	523	5,010
Penn National Gaming, Inc.*	7,043	85,502
Pinnacle Entertainment, Inc.*	5,340	134,461
Popeyes Louisiana Kitchen, Inc.*	2,162	94,501
Potbelly Corp.*	854	13,630
Red Robin Gourmet Burgers, Inc.*	1,221	86,935
Ruby Tuesday, Inc.*	5,637	42,785
Ruth's Hospitality Group, Inc.	3,111	38,421
Scientific Games Corp.*	4,117	45,781
Sonic Corp.*	4,843	106,933
Speedway Motorsports, Inc.	1,049	19,144
Texas Roadhouse, Inc.	6,246	162,396
The Cheesecake Factory, Inc.	4,476	207,776
Vail Resorts, Inc.	3,239	249,986
Zoe's Kitchen, Inc.*	523	17,981
		4,414,274

Household Durables - 0.9%
Beazer Homes USA, Inc.*	2,186	45,862
Cavco Industries, Inc.*	792	67,558
CSS Industries, Inc.	772	20,358
Dixie Group, Inc.*	1,341	14,201
Ethan Allen Interiors, Inc.	2,160	53,438
Flexsteel Industries, Inc.	405	13,507
Helen of Troy Ltd.*	2,562	155,334
Hovnanian Enterprises, Inc.*	9,758	50,254
Installed Building Products, Inc.*	739	9,053
iRobot Corp.*	2,473	101,269
KB Home	7,345	137,204
La-Z-Boy, Inc.	4,509	104,473
LGI Homes, Inc.*	1,281	23,378
Libbey, Inc.*	1,811	48,245

28 www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED)

EQUITY SECURITIES - CONT'D	SHARES	VALUE

Household Durables - Cont'd
Lifetime Brands, Inc.	858	$13,488
M/I Homes, Inc.*	2,148	52,132
MDC Holdings, Inc.	3,443	104,288
Meritage Homes Corp.*	3,505	147,946
NACCO Industries, Inc.	427	21,606
New Home Co., Inc.*	775	10,951
Skullcandy, Inc.*	1,457	10,563
Standard Pacific Corp.*	12,781	109,917
The Ryland Group, Inc.	4,204	165,806
TRI Pointe Homes, Inc.*	1,390	21,851
Turtle Beach Corp.*	628	5,803
UCP, Inc.*	666	9,104
Universal Electronics, Inc.*	1,567	76,595
WCI Communities, Inc.*	1,051	20,295
William Lyon Homes*	1,572	47,852
		1,662,331

Household Products - 0.1%
Central Garden and Pet Co.*	3,442	31,666
Harbinger Group, Inc.*	7,451	94,628
Oil-Dri Corp. of America	406	12,411
Orchids Paper Products Co.	518	16,597
WD-40 Co.	1,334	100,344
		255,646

Independent Power and Renewable Electricity Producers - 0.3%
Atlantic Power Corp.	10,236	41,968
Dynegy, Inc.*	8,992	312,921
Ormat Technologies, Inc.	1,475	42,524
Pattern Energy Group, Inc.	3,536	117,077
		514,490

Industrial Conglomerates - 0.1%
Raven Industries, Inc.	3,264	108,169

Insurance - 2.2%
Ambac Financial Group, Inc.*	4,033	110,141
American Equity Investment Life Holding Co.	6,661	163,861
Amerisafe, Inc.	1,651	67,146
Amtrust Financial Services, Inc.	2,657	111,089
Argo Group International Holdings Ltd.	2,344	119,802
Atlas Financial Holdings, Inc.*	1,031	15,630
Baldwin & Lyons, Inc., Class B	853	22,127
Citizens, Inc.*	3,380	25,012
CNO Financial Group, Inc.	19,522	347,492
Crawford & Co., Class B	2,478	24,978
Donegal Group, Inc.	916	14,015
eHealth, Inc.*	1,593	60,486
EMC Insurance Group, Inc.	497	15,298
Employers Holdings, Inc.	2,669	56,529
Enstar Group Ltd.*	764	115,158
FBL Financial Group, Inc.	766	35,236

www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 29

EQUITY SECURITIES - CONT'D	SHARES	VALUE

Insurance - Cont'd
Federated National Holding Co.	1,014	$25,857
Fidelity & Guaranty Life	987	23,629
First American Financial Corp.	9,574	266,061
Global Indemnity plc*	810	21,052
Greenlight Capital Re Ltd.*	2,477	81,592
Hallmark Financial Services, Inc.*	1,205	12,954
HCI Group, Inc.	801	32,521
Heritage Insurance Holdings, Inc.*	618	9,400
Hilltop Holdings, Inc.*	6,072	129,091
Horace Mann Educators Corp.	3,435	107,412
Independence Holding Co.	665	9,396
Infinity Property & Casualty Corp.	994	66,827
Kansas City Life Insurance Co.	365	16,600
Kemper Corp.	4,164	153,485
Maiden Holdings Ltd.	4,341	52,483
Meadowbrook Insurance Group, Inc.	4,743	34,102
Montpelier Re Holdings Ltd.	3,575	114,221
National General Holdings Corp.	3,180	55,332
National Interstate Corp.	681	19,082
National Western Life Insurance Co.	193	48,136
OneBeacon Insurance Group Ltd.	1,823	28,329
Platinum Underwriters Holdings Ltd.	2,413	156,483
Primerica, Inc.	4,895	234,226
RLI Corp.	3,852	176,345
Safety Insurance Group, Inc.	1,103	56,672
Selective Insurance Group, Inc.	4,935	121,993
State Auto Financial Corp.	1,338	31,349
Stewart Information Services Corp.	1,793	55,601
Symetra Financial Corp.	6,754	153,586
The Navigators Group, Inc.*	925	62,021
The Phoenix Co.'s, Inc.*	538	26,034
Third Point Reinsurance Ltd.*	5,088	77,643
United Fire Group, Inc.	1,786	52,366
United Insurance Holdings Corp.	1,490	25,717
Universal Insurance Holdings, Inc.	2,530	32,814
		3,874,412

Internet & Catalog Retail - 0.4%
1-800-FLOWERS.COM, Inc.*	2,081	12,070
Blue Nile, Inc.*	1,104	30,912
Coupons.com, Inc.*	1,081	28,441
FTD Cos, Inc.*	1,526	48,511
Gaiam, Inc.*	1,344	10,322
HSN, Inc.	2,974	176,180
Lands' End, Inc.*	1,477	49,598
NutriSystem, Inc.	2,351	40,226
Orbitz Worldwide, Inc.*	4,623	41,145
Overstock.com, Inc.*	951	14,997
PetMed Express, Inc.	1,778	23,967
RetailMeNot, Inc.*	2,759	73,417

30 www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED)

EQUITY SECURITIES - CONT'D	SHARES	VALUE

Internet & Catalog Retail - Cont'd
Shutterfly, Inc.*	3,452	$148,643
Valuevision Media, Inc.*	3,387	16,901
Vitacost.com, Inc.*	1,988	12,445
		727,775

Internet Software & Services - 2.5%
Aerohive Networks, Inc.*	854	7,020
Amber Road, Inc.*	800	12,904
Angie's List, Inc.*	4,167	49,754
Bankrate, Inc.*	6,007	105,363
Bazaarvoice, Inc.*	4,145	32,704
Benefitfocus, Inc.*	448	20,707
Blucora, Inc.*	3,611	68,140
Borderfree, Inc.*	535	8,865
Brightcove, Inc.*	2,425	25,559
Carbonite, Inc.*	1,044	12,497
Care.com, Inc.*	566	7,166
ChannelAdvisor Corp.*	1,855	48,898
comScore, Inc.*	3,182	112,897
Constant Contact, Inc.*	2,738	87,917
Conversant, Inc.*	6,004	152,502
Cornerstone OnDemand, Inc.*	4,762	219,147
Cvent, Inc.*	1,607	46,748
Dealertrack Technologies, Inc.*	4,801	217,677
Demand Media, Inc.*	2,697	13,000
Demandware, Inc.*	2,692	186,744
Dice Holdings, Inc.*	3,501	26,643
Digital River, Inc.*	2,945	45,441
E2open, Inc.*	2,078	42,952
EarthLink Holdings Corp.	9,440	35,117
Endurance International Group Holdings, Inc.*	2,701	41,298
Envestnet, Inc.*	3,051	149,255
Everyday Health, Inc.*	678	12,529
Five9, Inc.*	1,093	7,870
Global Eagle Entertainment, Inc.*	3,417	42,371
Gogo, Inc.*	5,007	97,937
GrubHub, Inc.*	800	28,328
GTT Communications, Inc.*	1,262	12,885
Internap Network Services Corp.*	4,533	31,958
IntraLinks Holdings, Inc.*	3,311	29,435
j2 Global, Inc.	4,261	216,714
Limelight Networks, Inc.*	4,616	14,125
Liquidity Services, Inc.*	2,122	33,443
LivePerson, Inc.*	4,955	50,293
LogMeIn, Inc.*	2,176	101,445
Marchex, Inc., Class B	2,943	35,375
Marin Software, Inc.*	2,360	27,777
Marketo, Inc.*	2,297	66,797
Millennial Media, Inc.*	6,754	33,702
Monster Worldwide, Inc.*	8,303	54,302
Move, Inc.*	3,426	50,670
NIC, Inc.	5,804	91,993

www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 31

EQUITY SECURITIES - CONT'D	SHARES	VALUE

Internet Software & Services - Cont'd
OpenTable, Inc.*	2,107	$218,285
OPOWER, Inc.*	696	13,120
Perficient, Inc.*	2,876	55,996
Q2 Holdings, Inc.*	886	12,634
QuinStreet, Inc.*	2,943	16,216
RealNetworks, Inc.*	1,733	13,223
Reis, Inc.	719	15,156
Rocket Fuel, Inc.*	1,645	51,143
SciQuest, Inc.*	2,242	39,661
Shutterstock, Inc.*	1,363	113,102
SPS Commerce, Inc.*	1,411	89,161
Stamps.com, Inc.*	1,126	37,935
TechTarget, Inc.*	1,109	9,781
Textura Corp.*	1,671	39,502
Travelzoo, Inc.*	642	12,423
Tremor Video, Inc.*	3,179	15,005
TrueCar, Inc.*	697	10,302
Trulia, Inc.*	3,309	156,780
Unwired Planet, Inc.*	8,707	19,417
VistaPrint NV*	2,983	120,692
Web.com Group, Inc.*	4,640	133,957
WebMD Health Corp.*	3,472	167,698
Wix.com Ltd.*	1,243	24,661
XO Group, Inc.*	2,474	30,232
Xoom Corp.*	2,770	73,017
YuMe, Inc.*	450	2,655
Zix Corp.*	5,001	17,103
		4,325,721

IT Services - 2.1%
Acxiom Corp.*	6,896	149,574
Blackhawk Network Holdings, Inc.*	4,714	133,029
CACI International, Inc.*	2,105	147,792
Cardtronics, Inc.*	3,972	135,366
Cass Information Systems, Inc.	943	46,660
Ciber, Inc.*	6,559	32,401
Computer Task Group, Inc.	1,181	19,439
Convergys Corp.	9,093	194,954
CSG Systems International, Inc.	2,979	77,782
Datalink Corp.*	1,373	13,730
EPAM Systems, Inc.*	3,190	139,563
Euronet Worldwide, Inc.*	4,566	220,264
EVERTEC, Inc.	5,885	142,652
ExlService Holdings, Inc.*	2,814	82,872
Forrester Research, Inc.	1,083	41,024
Global Cash Access Holdings, Inc.*	5,479	48,763
Heartland Payment Systems, Inc.	3,211	132,325
Higher One Holdings, Inc.*	2,895	11,030
iGate Corp.*	3,073	111,826
Information Services Group, Inc.*	2,926	14,074
Lionbridge Technologies, Inc.*	5,129	30,466
Luxoft Holding, Inc.*	703	25,350

32 www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED)

EQUITY SECURITIES - CONT'D	SHARES	VALUE

IT Services - Cont'd
Mantech International Corp.	1,948	$57,505
MAXIMUS, Inc.	6,066	260,959
ModusLink Global Solutions, Inc.*	3,259	12,189
MoneyGram International, Inc.*	2,614	38,504
NeuStar, Inc.*	5,398	140,456
PRGX Global, Inc.*	2,488	15,898
Sapient Corp.*	10,270	166,889
Science Applications International Corp.	3,766	166,307
ServiceSource International, Inc.*	5,266	30,543
SYKES Enterprises, Inc.*	3,603	78,293
Syntel, Inc.*	1,390	119,484
TeleTech Holdings, Inc.*	1,717	49,776
The Hackett Group, Inc.	1,931	11,528
Unisys Corp.*	4,413	109,178
Virtusa Corp.*	2,330	83,414
WEX, Inc.*	3,472	364,456
		3,656,315

Leisure Products - 0.4%
Arctic Cat, Inc.	1,125	44,347
Black Diamond, Inc.*	1,890	21,206
Brunswick Corp.	8,391	353,513
Callaway Golf Co.	6,676	55,544
Escalade, Inc.	888	14,332
Jakks Pacific, Inc.*	1,960	15,170
Johnson Outdoors, Inc.	405	10,449
Leapfrog Enterprises, Inc.*	5,496	40,396
Malibu Boats, Inc.*	708	14,231
Marine Products Corp.	813	6,748
Nautilus, Inc.*	2,675	29,666
Smith & Wesson Holding Corp.*	4,829	70,214
Sturm Ruger & Co., Inc.	1,672	98,665
		774,481

Life Sciences - Tools & Services - 0.4%
Accelerate Diagnostics, Inc.*	2,034	52,884
Affymetrix, Inc.*	6,207	55,304
Albany Molecular Research, Inc.*	2,006	40,361
Cambrex Corp.*	2,637	54,586
Enzo Biochem, Inc.*	3,062	16,077
Fluidigm Corp.*	2,515	73,941
Luminex Corp.*	3,221	55,240
NanoString Technologies, Inc.*	900	13,455
Pacific Biosciences of California, Inc.*	4,118	25,449
PAREXEL International Corp.*	5,097	269,325
Sequenom, Inc.*	10,313	39,911
		696,533

Machinery - 2.9%
Accuride Corp.*	4,261	20,836
Actuant Corp.	6,364	220,004
Alamo Group, Inc.	670	36,240

www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 33

EQUITY SECURITIES - CONT'D	SHARES	VALUE

Machinery - Cont'd
Albany International Corp.	2,370	$89,965
Altra Industrial Motion Corp.	2,349	85,480
American Railcar Industries, Inc.	842	57,062
ARC Group Worldwide, Inc.*	275	4,180
Astec Industries, Inc.	1,736	76,176
Barnes Group, Inc.	4,857	187,189
Blount International, Inc.*	4,185	59,050
Briggs & Stratton Corp.	4,154	84,991
Chart Industries, Inc.*	2,730	225,880
CIRCOR International, Inc.	1,582	122,020
CLARCOR, Inc.	4,518	279,438
Columbus McKinnon Corp.	1,673	45,255
Commercial Vehicle Group, Inc.*	2,272	22,811
Douglas Dynamics, Inc.	1,993	35,117
Dynamic Materials Corp.	1,203	26,622
Energy Recovery, Inc.*	4,261	20,964
EnPro Industries, Inc.*	2,060	150,710
ESCO Technologies, Inc.	2,314	80,157
Federal Signal Corp.	5,446	79,784
FreightCar America, Inc.	1,042	26,092
Gerber Scientific, Inc. (b)*	2,334	—
Global Brass & Copper Holdings, Inc.	1,912	32,313
Gorman-Rupp Co.	1,593	56,344
Graham Corp.	863	30,041
Greenbrier Co.'s, Inc.*	2,407	138,643
Harsco Corp.	7,235	192,668
Hillenbrand, Inc.	5,628	183,585
Hurco Co.'s, Inc.	529	14,918
Hyster-Yale Materials Handling, Inc.	908	80,394
John Bean Technologies Corp.	2,463	76,328
Kadant, Inc.	966	37,143
LB Foster Co.	815	44,108
Lindsay Corp.	1,094	92,410
Lydall, Inc.*	1,583	43,327
Manitex International, Inc.*	1,060	17,214
Meritor, Inc.*	8,688	113,292
Miller Industries, Inc.	1,050	21,609
Mueller Industries, Inc.	5,080	149,403
Mueller Water Products, Inc.	14,277	123,353
NN, Inc.	1,381	35,326
Omega Flex, Inc.	248	4,866
Proto Labs, Inc.*	2,028	166,134
RBC Bearings, Inc.	2,083	133,416
Rexnord Corp.*	6,732	189,506
Standex International Corp.	1,092	81,332
Sun Hydraulics Corp.	1,860	75,516
Tennant Co.	1,652	126,081
The ExOne Co.*	889	35,222
Titan International, Inc.	3,947	66,389
Trimas Corp.*	4,053	154,541
Twin Disc, Inc.	694	22,937
Wabash National Corp.*	5,981	85,229

34 www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED)

EQUITY SECURITIES - CONT'D	SHARES	VALUE

Machinery - Cont'd
Watts Water Technologies, Inc.	2,554	$157,658
Woodward, Inc.	5,941	298,119
Xerium Technologies, Inc.*	941	13,136
		5,128,524

Marine - 0.2%
Baltic Trading Ltd.	4,408	26,360
International Shipholding Corp.	583	13,363
Knightsbridge Tankers Ltd.	2,607	36,993
Matson, Inc.	3,681	98,798
Navios Maritime Holdings, Inc.	7,110	71,953
Safe Bulkers, Inc.	3,487	34,033
Scorpio Bulkers, Inc.*	11,398	101,442
Ultrapetrol Bahamas Ltd.*	1,843	5,474
		388,416

Media - 1.3%
AH Belo Corp.	1,629	19,304
AMC Entertainment Holdings, Inc.	1,817	45,189
Carmike Cinemas, Inc.*	1,988	69,838
Central European Media Enterprises Ltd.*	6,603	18,620
Crown Media Holdings, Inc.*	3,539	12,847
Cumulus Media, Inc.*	12,148	80,055
Daily Journal Corp.*	88	18,189
Dex Media, Inc.*	1,477	16,454
Entercom Communications Corp.*	2,183	23,424
Entravision Communications Corp.	4,508	28,040
Eros International plc*	1,755	26,623
Global Sources Ltd.*	1,547	12,809
Gray Television, Inc.*	4,337	56,945
Harte-Hanks, Inc.	4,010	28,832
Hemisphere Media Group, Inc.*	742	9,319
Journal Communications, Inc.*	3,822	33,901
Lee Enterprises, Inc.*	4,803	21,373
Loral Space & Communications, Inc.*	1,123	81,631
Martha Stewart Living Omnimedia, Inc.*	2,756	12,953
McClatchy Co.*	5,532	30,703
MDC Partners, Inc.	3,806	81,791
Media General, Inc.*	4,874	100,063
Meredith Corp.	3,218	155,622
National CineMedia, Inc.	5,048	88,390
New Media Investment Group, Inc.*	2,690	37,956
New York Times Co.	12,702	193,197
Nexstar Broadcasting Group, Inc.	2,744	141,618
Radio One, Inc.*	2,071	10,210
ReachLocal, Inc.*	820	5,765
Reading International, Inc.*	1,506	12,846
Rentrak Corp.*	971	50,929
Saga Communications, Inc.	394	16,832
Salem Communications Corp.	911	8,618
Scholastic Corp.	2,251	76,737
SFX Entertainment, Inc.*	3,959	32,068

www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 35

EQUITY SECURITIES - CONT'D	SHARES	VALUE

Media - Cont'd
Sinclair Broadcast Group, Inc.	6,153	$213,817
Sizmek, Inc.*	2,184	20,813
The EW Scripps Co.*	2,937	62,147
Time, Inc.*	9,880	239,294
World Wrestling Entertainment, Inc.	2,503	29,861
		2,225,623

Metals & Mining - 1.2%
AK Steel Holding Corp.*	12,084	96,189
Allied Nevada Gold Corp.*	8,959	33,686
AM Castle & Co.*	1,549	17,101
Ampco-Pittsburgh Corp.	791	18,146
Century Aluminum Co.*	4,238	66,452
Coeur Mining, Inc.*	9,023	82,831
Commercial Metals Co.	10,551	182,638
Globe Specialty Metals, Inc.	5,721	118,882
Gold Resource Corp.	2,687	13,596
Handy & Harman Ltd.*	480	12,850
Haynes International, Inc.	1,062	60,099
Hecla Mining Co.	28,701	99,018
Horsehead Holding Corp.*	4,443	81,129
Kaiser Aluminum Corp.	1,616	117,758
Materion Corp.	1,774	65,620
Molycorp, Inc.*	16,313	41,924
Noranda Aluminum Holding Corp.	3,000	10,590
Olympic Steel, Inc.	846	20,939
RTI International Metals, Inc.*	2,751	73,149
Schnitzer Steel Industries, Inc.	2,273	59,257
Stillwater Mining Co.*	10,735	188,399
SunCoke Energy, Inc.*	6,253	134,441
Universal Stainless & Alloy Products, Inc.*	703	22,833
US Silica Holdings, Inc.	4,817	267,054
Walter Energy, Inc.	5,396	29,408
Worthington Industries, Inc.	4,612	198,500
		2,112,489

Multiline Retail - 0.1%
Bon-Ton Stores, Inc.	1,090	11,238
Burlington Stores, Inc.*	2,568	81,817
Fred's, Inc.	3,167	48,423
Tuesday Morning Corp.*	3,766	67,110
		208,588

Multi-Utilities - 0.3%
Avista Corp.	5,392	180,740
Black Hills Corp.	3,999	245,499
NorthWestern Corp.	3,507	183,030
		609,269

Oil, Gas & Consumable Fuels - 3.8%
Abraxas Petroleum Corp.*	7,685	48,108
Adams Resources & Energy, Inc.	189	14,767

36 www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED)

EQUITY SECURITIES - CONT'D	SHARES	VALUE

Oil, Gas & Consumable Fuels - Cont'd
Alon USA Energy, Inc.	2,007	$24,967
Alpha Natural Resources, Inc.*	19,041	70,642
American Eagle Energy Corp.*	2,726	16,329
Amyris, Inc.*	2,650	9,884
Apco Oil and Gas International, Inc.*	813	11,732
Approach Resources, Inc.*	3,528	80,191
Arch Coal, Inc.	19,111	69,755
Ardmore Shipping Corp.	1,617	22,363
Bill Barrett Corp.*	4,332	116,011
Bonanza Creek Energy, Inc.*	2,894	165,508
BPZ Resources, Inc.*	8,517	26,232
Callon Petroleum Co.*	3,669	42,744
Carrizo Oil & Gas, Inc.*	4,076	282,304
Clayton Williams Energy, Inc.*	515	70,746
Clean Energy Fuels Corp.*	5,949	69,722
Cloud Peak Energy, Inc.*	5,496	101,236
Comstock Resources, Inc.	4,332	124,935
Contango Oil & Gas Co.*	1,560	66,004
Delek US Holdings, Inc.	5,318	150,127
DHT Holdings, Inc.	6,220	44,784
Diamondback Energy, Inc.*	3,412	302,986
Dorian LPG Ltd.*	656	15,081
Emerald Oil, Inc.*	4,852	37,118
Energy XXI Bermuda Ltd.	8,400	198,492
Equal Energy Ltd.	3,070	16,639
Evolution Petroleum Corp.	1,370	15,002
EXCO Resources, Inc.	14,704	86,607
Forest Oil Corp.*	10,604	24,177
Frontline Ltd.*	4,236	12,369
FX Energy, Inc.*	4,491	16,213
GasLog Ltd.	3,773	120,321
Gastar Exploration, Inc.*	4,045	35,232
Goodrich Petroleum Corp.*	3,118	86,057
Green Plains, Inc.	3,352	110,180
Halcon Resources Corp.*	23,366	170,338
Hallador Energy Co.	353	3,350
Harvest Natural Resources, Inc.*	3,772	18,822
Isramco, Inc.*	85	10,805
Jones Energy, Inc.*	958	19,639
Kodiak Oil & Gas Corp.*	23,882	347,483
Magnum Hunter Resources Corp.:
Common*	16,925	138,785
Warrants (strike price $8.50/share, expires 04/15/2016)(b)*	1,482	—
Matador Resources Co.*	6,569	192,340
Midstates Petroleum Co., Inc.*	3,332	24,090
Miller Energy Resources, Inc.*	2,624	16,794
Navios Maritime Acq Corp.	7,368	27,335
Nordic American Tankers Ltd.	7,992	76,164
Northern Oil And Gas, Inc.*	5,718	93,146
Pacific Ethanol, Inc.*	1,816	27,767
Panhandle Oil and Gas, Inc.	744	41,686
Parsley Energy, Inc.*	4,480	107,834

www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 37

EQUITY SECURITIES - CONT'D	SHARES	VALUE

Oil, Gas & Consumable Fuels - Cont'd
PDC Energy, Inc.*	3,207	$202,522
Penn Virginia Corp.*	5,878	99,632
Petroquest Energy, Inc.*	4,829	36,314
Quicksilver Resources, Inc.*	10,574	28,233
Renewable Energy Group, Inc.*	3,095	35,500
Resolute Energy Corp.*	6,982	60,324
REX American Resources Corp.*	472	34,602
Rex Energy Corp.*	4,308	76,295
Ring Energy, Inc.*	1,669	29,124
Rosetta Resources, Inc.*	5,505	301,949
RSP Permian, Inc.*	1,985	64,393
Sanchez Energy Corp.*	4,090	153,743
Scorpio Tankers, Inc.	18,191	185,002
SemGroup Corp.	3,819	301,128
Ship Finance International Ltd.	5,296	98,453
Solazyme, Inc.*	6,808	80,198
Stone Energy Corp.*	4,921	230,254
Swift Energy Co.*	3,858	50,077
Synergy Resources Corp.*	5,965	79,036
Teekay Tankers Ltd.	5,671	24,329
TransAtlantic Petroleum Ltd.*	2,028	23,099
Triangle Petroleum Corp.*	6,778	79,642
Vaalco Energy, Inc.*	5,208	37,654
Vertex Energy, Inc.*	1,057	10,263
W&T Offshore, Inc.	3,057	50,043
Warren Resources, Inc.*	6,571	40,740
Western Refining, Inc.	4,767	179,001
Westmoreland Coal Co.*	1,194	43,318
		6,656,811

Paper & Forest Products - 0.7%
Boise Cascade Co.*	3,531	101,128
Clearwater Paper Corp.*	1,915	118,194
Deltic Timber Corp.	942	56,916
KapStone Paper and Packaging Corp.*	7,578	251,059
Louisiana-Pacific Corp.*	12,647	189,958
Neenah Paper, Inc.	1,484	78,875
PH Glatfelter Co.	3,701	98,187
Resolute Forest Products, Inc.*	6,020	101,015
Schweitzer-Mauduit International, Inc.	2,730	119,192
Wausau Paper Corp.	4,288	46,396
		1,160,920

Personal Products - 0.2%
Elizabeth Arden, Inc.*	2,269	48,602
Female Health Co.	1,851	10,199
IGI Laboratories, Inc.*	2,576	13,679
Inter Parfums, Inc.	1,484	43,852
Medifast, Inc.*	1,179	35,853
Nature's Sunshine Products, Inc.	1,018	17,275
38 www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED)

EQUITY SECURITIES - CONT'D	SHARES	VALUE

Personal Products - Cont'd
Nutraceutical International Corp.*	861	$20,544
Revlon, Inc.*	936	28,548
Synutra International, Inc.*	1,867	12,528
USANA Health Sciences, Inc.*	481	37,585
		268,665

Pharmaceuticals - 1.5%
AcelRx Pharmaceuticals, Inc.*	1,801	18,460
Achaogen, Inc.*	618	8,627
Aerie Pharmaceuticals, Inc.*	681	16,868
Akorn, Inc.*	5,586	185,735
Alimera Sciences, Inc.*	1,462	8,743
Ampio Pharmaceuticals, Inc.*	3,665	30,603
ANI Pharmaceuticals, Inc.*	616	21,215
Aratana Therapeutics, Inc.*	2,189	34,170
Auxilium Pharmaceuticals, Inc.*	4,356	87,381
AVANIR Pharmaceuticals, Inc.*	14,322	80,776
BioDelivery Sciences International, Inc.*	3,214	38,793
Bio-Path Holdings, Inc.*	6,576	20,057
Cempra, Inc.*	1,719	18,445
Corcept Therapeutics, Inc.*	3,942	11,038
Depomed, Inc.*	5,197	72,238
Egalet Corp.*	300	3,936
Endocyte, Inc.*	2,665	17,562
Forest Laboratories, Inc. (b)*	1,024	—
Horizon Pharma, Inc.*	5,831	92,246
Impax Laboratories, Inc.*	6,278	188,277
Intra-Cellular Therapies, Inc.*	1,532	25,830
Lannett Co., Inc.*	2,305	114,374
Medicines Co.*	5,826	169,304
Nektar Therapeutics*	11,378	145,866
Omeros Corp.*	3,039	52,879
Omthera Pharmaceutical CVR (b)*	508	—
Pacira Pharmaceuticals, Inc.*	3,195	293,493
Pain Therapeutics, Inc.*	3,409	19,602
Pernix Therapeutics Holdings, Inc.*	2,981	26,769
Phibro Animal Health Corp.*	1,313	28,820
Pozen, Inc.*	2,758	22,974
Prestige Brands Holdings, Inc.*	4,643	157,351
Relypsa, Inc.*	1,515	36,845
Repros Therapeutics, Inc.*	1,982	34,289
Revance Therapeutics, Inc.*	595	20,230
Sagent Pharmaceuticals, Inc.*	1,961	50,712
Sciclone Pharmaceuticals, Inc.*	5,114	26,900
Sucampo Pharmaceuticals, Inc.*	729	5,030
Supernus Pharmaceuticals, Inc.*	2,624	28,733
Tetraphase Pharmaceuticals, Inc.*	1,976	26,656
TherapeuticsMD, Inc.*	9,013	39,837
Theravance Biopharma, Inc.*	2,108	67,203
Theravance, Inc.*	7,380	219,776
Trius Therapeutics, Inc. (b)*	3,210	—

www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 39

EQUITY SECURITIES - CONT'D	SHARES	VALUE

Pharmaceuticals - Cont'd
VIVUS, Inc.*	8,977	$47,758
XenoPort, Inc.*	3,819	18,446
Zogenix, Inc.*	8,716	17,519
		2,652,366

Professional Services - 1.2%
Acacia Research Corp.	4,242	75,296
Barrett Business Services, Inc.	606	28,482
CBIZ, Inc.*	3,612	32,616
CDI Corp.	1,164	16,773
Corporate Executive Board Co.	3,029	206,638
Corporate Resource Services, Inc.*	1,573	4,688
CRA International, Inc.*	1,024	23,603
Exponent, Inc.	1,204	89,228
Franklin Covey Co.*	1,007	20,271
FTI Consulting, Inc.*	3,661	138,459
GP Strategies Corp.*	1,245	32,221
Heidrick & Struggles International, Inc.	1,525	28,212
Hill International, Inc.*	2,159	13,451
Huron Consulting Group, Inc.*	2,110	149,430
ICF International, Inc.*	1,793	63,400
Insperity, Inc.	1,904	62,832
Kelly Services, Inc.	2,314	39,731
Kforce, Inc.	2,335	50,553
Korn/Ferry International*	4,288	125,939
Mistras Group, Inc.*	1,338	32,808
Navigant Consulting, Inc.*	4,439	77,461
On Assignment, Inc.*	4,868	173,155
Paylocity Holding Corp.*	751	16,244
Pendrell Corp.*	12,424	21,866
Resources Connection, Inc.	3,518	46,121
RPX Corp.*	4,750	84,311
The Advisory Board Co.*	3,280	169,904
TriNet Group, Inc.*	1,409	33,915
TrueBlue, Inc.*	3,417	94,207
VSE Corp.	430	30,238
WageWorks, Inc.*	3,146	151,669
		2,133,722

Real Estate Investment Trusts - 7.3%
Acadia Realty Trust	5,141	144,411
AG Mortgage Investment Trust, Inc.	2,395	45,337
Agree Realty Corp.	1,312	39,662
Alexander's, Inc.	180	66,505
Altisource Residential Corp.	5,118	133,222
American Assets Trust, Inc.	3,308	114,291
American Capital Mortgage Investment Corp.	4,660	93,293
American Realty Capital Healthcare Trust, Inc.	15,171	165,212
American Residential Properties, Inc.*	2,883	54,056
AmREIT, Inc.	1,694	31,000
Anworth Mortgage Asset Corp.	12,353	63,741
Apollo Commercial Real Estate Finance, Inc.	4,134	68,170

40 www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED)

EQUITY SECURITIES - CONT'D	SHARES	VALUE

Real Estate Investment Trusts - Cont'd
Apollo Residential Mortgage, Inc.	2,739	$45,796
Ares Commercial Real Estate Corp.	2,562	31,794
Armada Hoffler Properties, Inc.	1,639	15,866
ARMOUR Residential REIT, Inc.	32,000	138,560
Ashford Hospitality Prime, Inc.	2,274	39,022
Ashford Hospitality Trust, Inc.	6,276	72,425
Associated Estates Realty Corp.	4,985	89,830
Aviv REIT, Inc.	1,762	49,636
Campus Crest Communities, Inc.	5,690	49,275
Capstead Mortgage Corp.	8,425	110,789
CareTrust REIT, Inc.*	1,713	33,917
CatchMark Timber Trust, Inc.	1,044	14,271
Cedar Realty Trust, Inc.	7,099	44,369
Chambers Street Properties	21,238	170,754
Chatham Lodging Trust	2,316	50,720
Chesapeake Lodging Trust	4,308	130,231
Colony Financial, Inc.	8,276	192,169
Coresite Realty Corp.	1,850	61,179
Cousins Properties, Inc.	17,780	221,361
CubeSmart	12,931	236,896
CyrusOne, Inc.	1,676	41,732
CYS Investments, Inc.	14,520	130,970
DCT Industrial Trust, Inc.	29,485	242,072
DiamondRock Hospitality Co.	17,535	224,799
DuPont Fabros Technology, Inc.	5,521	148,846
Dynex Capital, Inc.	4,570	40,443
EastGroup Properties, Inc.	2,805	180,165
Education Realty Trust, Inc.	10,056	108,001
Empire State Realty Trust, Inc.	8,210	135,465
EPR Properties	4,789	267,561
Equity One, Inc.	5,505	129,863
Excel Trust, Inc.	3,973	52,960
FelCor Lodging Trust, Inc.	10,890	114,454
First Industrial Realty Trust, Inc.	9,869	185,932
First Potomac Realty Trust	5,123	67,214
Franklin Street Properties Corp.	7,763	97,659
Getty Realty Corp.	2,309	44,056
Gladstone Commercial Corp.	1,212	21,658
Glimcher Realty Trust	13,002	140,812
Government Properties Income Trust	4,904	124,513
Gramercy Property Trust, Inc.	10,538	63,755
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,951	27,977
Hatteras Financial Corp.	8,649	171,337
Healthcare Realty Trust, Inc.	8,606	218,765
Hersha Hospitality Trust	17,467	117,204
Highwoods Properties, Inc.	8,076	338,788
Hudson Pacific Properties, Inc.	4,921	124,698
Inland Real Estate Corp.	7,356	78,194
Invesco Mortgage Capital, Inc.	11,030	191,481
Investors Real Estate Trust	8,714	80,256
iStar Financial, Inc.*	7,508	112,470
Kite Realty Group Trust	11,509	70,665

www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 41

EQUITY SECURITIES - CONT'D	SHARES	VALUE

Real Estate Investment Trusts - Cont'd
LaSalle Hotel Properties	9,325	$329,079
Lexington Realty Trust	18,426	202,870
LTC Properties, Inc.	3,077	120,126
Mack-Cali Realty Corp.	7,945	170,659
Medical Properties Trust, Inc.	15,908	210,622
Monmouth Real Estate Investment Corp.	5,012	50,320
National Health Investors, Inc.	2,872	179,672
New Residential Investment Corp.	24,912	156,946
New York Mortgage Trust, Inc.	8,124	63,448
New York REIT, Inc.	15,784	174,571
One Liberty Properties, Inc.	1,012	21,596
Owens Realty Mortgage, Inc.	965	18,769
Parkway Properties, Inc.	6,377	131,685
Pebblebrook Hotel Trust	5,726	211,633
Pennsylvania Real Estate Investment Trust	6,022	113,334
Pennymac Mortgage Investment Trust	6,936	152,176
Physicians Realty Trust	3,072	44,206
Potlatch Corp.	3,637	150,572
PS Business Parks, Inc.	1,744	145,607
QTS Realty Trust, Inc.	1,241	35,530
RAIT Financial Trust	7,053	58,328
Ramco-Gershenson Properties Trust	5,863	97,443
Redwood Trust, Inc.	7,435	144,759
Resource Capital Corp.	11,065	62,296
Retail Opportunity Investments Corp.	6,329	99,555
Rexford Industrial Realty, Inc.	2,566	36,540
RLJ Lodging Trust	11,730	338,880
Rouse Properties, Inc.	3,327	56,925
Ryman Hospitality Properties, Inc.	3,893	187,448
Sabra Healthcare REIT, Inc.	4,355	125,032
Saul Centers, Inc.	873	42,428
Select Income REIT	3,298	97,753
Silver Bay Realty Trust Corp.	3,446	56,239
Sovran Self Storage, Inc.	2,955	228,274
STAG Industrial, Inc.	4,365	104,804
Starwood Waypoint Residential Trust*	3,505	91,866
Strategic Hotels & Resorts, Inc.*	22,157	259,458
Summit Hotel Properties, Inc.	7,666	81,260
Sun Communities, Inc.	3,676	183,212
Sunstone Hotel Investors, Inc.	16,430	245,300
Terreno Realty Corp.	2,966	57,333
The GEO Group, Inc.	6,506	232,465
Trade Street Residential, Inc.	1,663	12,456
UMH Properties, Inc.	1,025	10,281
Universal Health Realty Income Trust	985	42,828
Urstadt Biddle Properties, Inc.	2,125	44,370
Washington Real Estate Investment Trust	5,971	155,127
Western Asset Mortgage Capital Corp.	3,699	52,415
Whitestone REIT	1,829	27,270
Winthrop Realty Trust	3,263	50,087
		12,878,378

42 www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED)

EQUITY SECURITIES - CONT'D	SHARES	VALUE

Real Estate Management & Development - 0.5%
Alexander & Baldwin, Inc.	4,241	$175,789
Altisource Asset Management Corp.*	126	91,105
Altisource Portfolio Solutions SA*	1,307	149,756
AV Homes, Inc.*	824	13,472
Consolidated-Tomoka Land Co.	504	23,134
Forestar Group, Inc.*	3,184	60,783
Kennedy-Wilson Holdings, Inc.	6,390	171,380
RE/MAX Holdings, Inc.	1,023	30,271
Tejon Ranch Co.*	1,147	36,922
The St. Joe Co.*	5,663	144,010
		896,622

Road & Rail - 0.6%
ArcBest Corp.	2,213	96,288
Celadon Group, Inc.	1,805	38,483
Heartland Express, Inc.	4,871	103,947
Knight Transportation, Inc.	5,197	123,533
Marten Transport Ltd.	2,020	45,147
PAM Transportation Services, Inc.*	289	8,080
Patriot Transportation Holding, Inc.*	453	15,841
Quality Distribution, Inc.*	2,068	30,730
Roadrunner Transportation Systems, Inc.*	2,497	70,166
Saia, Inc.*	2,163	95,020
Swift Transportation Co.*	7,620	192,253
Universal Truckload Services, Inc.	475	12,046
USA Truck, Inc.*	561	10,429
Werner Enterprises, Inc.	3,982	105,563
YRC Worldwide, Inc.*	2,802	78,764
		1,026,290

Semiconductors & Semiconductor Equipment - 3.4%
Advanced Energy Industries, Inc.*	3,385	65,161
Alpha & Omega Semiconductor Ltd.*	1,207	11,189
Ambarella, Inc.*	2,581	80,476
Amkor Technology, Inc.*	7,647	85,493
Applied Micro Circuits Corp.*	6,307	68,179
Audience, Inc.*	1,255	15,010
Axcelis Technologies, Inc.*	9,665	19,330
Brooks Automation, Inc.	5,690	61,281
Cabot Microelectronics Corp.*	2,121	94,703
Cascade Microtech, Inc.*	1,145	15,641
Cavium, Inc.*	4,735	235,140
Ceva, Inc.*	1,987	29,348
Cirrus Logic, Inc.*	5,561	126,457
Cohu, Inc.	2,037	21,796
Cypress Semiconductor Corp.*	14,492	158,108
Diodes, Inc.*	3,196	92,556
DSP Group, Inc.*	1,705	14,475
Entegris, Inc.*	12,359	169,874
Entropic Communications, Inc.*	7,041	23,447
Exar Corp.*	3,348	37,832
Fairchild Semiconductor International, Inc.*	11,195	174,642

www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 43

EQUITY SECURITIES - CONT'D	SHARES	VALUE

Semiconductors & Semiconductor Equipment - Cont'd
Formfactor, Inc.*	4,374	$36,392
GT Advanced Technologies, Inc.*	12,222	227,329
Hittite Microwave Corp.	2,811	219,117
Inphi Corp.*	2,806	41,192
Integrated Device Technology, Inc.*	11,969	185,041
Integrated Silicon Solution, Inc.*	2,404	35,507
International Rectifier Corp.*	6,387	178,197
Intersil Corp.	11,539	172,508
IXYS Corp.	2,094	25,798
Kopin Corp.*	6,180	20,147
Lattice Semiconductor Corp.*	10,150	83,738
M/A-COM Technology Solutions Holdings, Inc.*	912	20,502
MaxLinear, Inc.*	1,994	20,080
Micrel, Inc.	4,448	50,173
Microsemi Corp.*	8,510	227,728
MKS Instruments, Inc.	4,730	147,765
Monolithic Power Systems, Inc.	3,459	146,489
Nanometrics, Inc.*	2,115	38,599
NVE Corp.*	408	22,681
Omnivision Technologies, Inc.*	4,679	102,844
PDF Solutions, Inc.*	2,735	58,037
Peregrine Semiconductor Corp.*	2,279	15,634
Pericom Semiconductor Corp.*	2,352	21,262
Photronics, Inc.*	5,437	46,758
PLX Technology, Inc.*	3,845	24,877
PMC - Sierra, Inc.*	15,535	118,221
Power Integrations, Inc.	2,726	156,854
QuickLogic Corp.*	4,941	25,545
Rambus, Inc.*	9,941	142,156
RF Micro Devices, Inc.*	25,642	245,907
Rubicon Technology, Inc.*	2,344	20,510
Rudolph Technologies, Inc.*	2,894	28,593
Semtech Corp.*	6,024	157,528
Silicon Image, Inc.*	7,111	35,839
Silicon Laboratories, Inc.*	3,894	191,780
Spansion, Inc.*	5,410	113,989
Synaptics, Inc.*	3,199	289,957
Tessera Technologies, Inc.	4,791	105,785
TriQuint Semiconductor, Inc.*	15,353	242,731
Ultra Clean Holdings, Inc.*	2,008	18,172
Ultratech, Inc.*	2,360	52,345
Veeco Instruments, Inc.*	3,588	133,689
Vitesse Semiconductor Corp.*	4,316	14,890
Xcerra Corp.*	4,282	38,966
		5,901,990

Software - 3.6%
A10 Networks, Inc.*	1,140	15,162
ACI Worldwide, Inc.*	3,398	189,710
Actuate Corp.*	4,437	21,164
Advent Software, Inc.	4,612	150,213
American Software, Inc.	1,795	17,735

44 www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED)

EQUITY SECURITIES - CONT'D	SHARES	VALUE

Software - Cont'd
Aspen Technology, Inc.*	8,250	$382,800
AVG Technologies NV*	3,122	62,846
Barracuda Networks, Inc.*	711	22,055
Blackbaud, Inc.	4,064	145,247
Bottomline Technologies, Inc.*	3,347	100,142
BroadSoft, Inc.*	2,474	65,289
Callidus Software, Inc.*	4,118	49,169
Cinedigm Corp.*	6,857	17,074
Commvault Systems, Inc.*	4,228	207,891
Compuware Corp.	19,685	196,653
Comverse, Inc.*	1,972	52,613
Covisint Corp.*	648	3,149
Cyan, Inc.*	690	2,781
Digimarc Corp.	626	20,408
Ebix, Inc.	2,498	35,746
Ellie Mae, Inc.*	2,519	78,416
EnerNOC, Inc.*	2,044	38,734
EPIQ Systems, Inc.	2,837	39,860
ePlus, Inc.*	467	27,179
Fair Isaac Corp.	3,071	195,807
FleetMatics Group plc*	3,346	108,210
Gigamon, Inc.*	2,167	41,476
Glu Mobile, Inc.*	8,054	40,270
Guidance Software, Inc.*	1,234	11,254
Guidewire Software, Inc.*	6,089	247,579
Imperva, Inc.*	1,991	52,124
Infoblox, Inc.*	4,666	61,358
Interactive Intelligence Group, Inc.*	1,502	84,307
Jive Software, Inc.*	3,414	29,053
Kofax Ltd.*	6,648	57,173
Manhattan Associates, Inc.*	6,791	233,814
Mavenir Systems, Inc.*	485	7,348
Mentor Graphics Corp.	8,678	187,184
MicroStrategy, Inc.*	767	107,856
Model N, Inc.*	1,727	19,083
Monotype Imaging Holdings, Inc.	3,293	92,764
Netscout Systems, Inc.*	3,266	144,814
Park City Group, Inc.*	855	9,311
Paycom Software, Inc.*	584	8,521
Pegasystems, Inc.	3,096	65,388
Progress Software Corp.*	4,485	107,819
Proofpoint, Inc.*	3,315	124,180
PROS Holdings, Inc.*	1,967	52,007
QAD, Inc.	409	8,720
QLIK Technologies, Inc.*	8,033	181,706
Qualys, Inc.*	1,802	46,257
Rally Software Development Corp.*	2,228	24,263
RealPage, Inc.*	4,641	104,330
Rosetta Stone, Inc.*	1,902	18,487
Rubicon Project, Inc.*	709	9,104
Sapiens International Corp. NV*	1,230	9,840
Seachange International, Inc.*	2,824	22,620

www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 45

EQUITY SECURITIES - CONT'D	SHARES	VALUE

Software - Cont'd
Silver Spring Networks, Inc.*	3,137	$41,816
SS&C Technologies Holdings, Inc.*	6,104	269,919
Synchronoss Technologies, Inc.*	3,161	110,509
Take-Two Interactive Software, Inc.*	8,869	197,247
Tangoe, Inc.*	3,466	52,198
TeleCommunication Systems, Inc.*	4,102	13,496
TeleNav, Inc.*	1,354	7,704
The Ultimate Software Group, Inc.*	2,557	353,301
TiVo, Inc.*	10,292	132,870
Tyler Technologies, Inc.*	2,958	269,799
Varonis Systems, Inc.*	522	15,143
VASCO Data Security International, Inc.*	2,346	27,214
Verint Systems, Inc.*	4,842	237,500
VirnetX Holding Corp.*	3,778	66,531
Vringo, Inc.*	5,782	19,774
Zendesk, Inc.*	1,018	17,693
		6,288,777

Specialty Retail - 2.9%
Aeropostale, Inc.*	7,078	24,702
American Eagle Outfitters, Inc.	17,421	195,464
America's Car-Mart, Inc.*	726	28,713
ANN, Inc.*	4,196	172,623
Asbury Automotive Group, Inc.*	2,747	188,829
Barnes & Noble, Inc.*	3,484	79,400
Bebe Stores, Inc.	3,035	9,257
Big 5 Sporting Goods Corp.	1,497	18,368
Brown Shoe Co., Inc.	3,799	108,689
Build-A-Bear Workshop, Inc.*	1,105	14,763
Cato Corp.	2,436	75,272
Christopher & Banks Corp.*	3,132	27,436
Citi Trends, Inc.*	1,298	27,855
Conn's, Inc.*	2,482	122,586
Container Store Group, Inc.*	1,542	42,837
Destination Maternity Corp.	1,034	23,544
Destination XL Group, Inc.*	3,868	21,313
Express, Inc.*	7,361	125,358
Finish Line, Inc.	4,324	128,596
Five Below, Inc.*	4,863	194,082
Francesca's Holdings Corp.*	3,796	55,953
Genesco, Inc.*	2,149	176,497
Group 1 Automotive, Inc.	2,144	180,761
Guess?, Inc.	5,507	148,689
Haverty Furniture Co.'s, Inc.	1,689	42,445
hhgregg, Inc.*	1,366	13,892
Hibbett Sports, Inc.*	2,321	125,729
Kirkland's, Inc.*	1,302	24,152
Lithia Motors, Inc.	2,045	192,373
Lumber Liquidators Holdings, Inc.*	2,458	186,685
MarineMax, Inc.*	2,047	34,267
Mattress Firm Holding Corp.*	1,343	64,128
Men's Wearhouse, Inc.	4,298	239,828

46 www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED)

EQUITY SECURITIES - CONT'D	SHARES	VALUE

Specialty Retail - Cont'd
Monro Muffler, Inc.	2,824	$150,209
New York & Co., Inc.*	1,850	6,827
Office Depot, Inc.*	47,212	268,636
Outerwall, Inc.*	1,826	108,373
Pacific Sunwear of California, Inc.*	3,981	9,475
Pier 1 Imports, Inc.	8,471	130,538
Rent-A-Center, Inc.	4,731	135,685
Restoration Hardware Holdings, Inc.*	2,794	259,982
Sears Hometown and Outlet Stores, Inc.*	746	16,017
Select Comfort Corp.*	4,799	99,147
Shoe Carnival, Inc.	1,423	29,385
Sonic Automotive, Inc.	3,358	89,591
Sportsman's Warehouse Holdings, Inc.*	872	6,976
Stage Stores, Inc.	2,907	54,332
Stein Mart, Inc.	2,386	33,142
Systemax, Inc.*	1,000	14,370
The Buckle, Inc.	2,527	112,098
The Children's Place, Inc.	1,993	98,913
The Pep Boys-Manny, Moe & Jack*	4,589	52,590
Tile Shop Holdings, Inc.*	2,513	38,424
Tilly's, Inc.*	827	6,649
Vitamin Shoppe, Inc.*	2,758	118,649
West Marine, Inc.*	1,507	15,462
Winmark Corp.	223	15,527
Zumiez, Inc.*	1,972	54,407
		5,040,490

Technology Hardware, Storage & Peripherals - 0.4%
Cray, Inc.*	3,578	95,175
Dot Hill Systems Corp.*	5,376	25,267
Eastman Kodak Co.*	1,582	38,711
Electronics for Imaging, Inc.*	4,174	188,665
Fusion-io, Inc.*	9,677	109,350
Immersion Corp.*	2,323	29,549
Intevac, Inc.*	2,142	17,157
Nimble Storage, Inc.*	830	25,498
QLogic Corp.*	8,064	81,366
Quantum Corp.*	19,651	23,974
Silicon Graphics International Corp.*	2,677	25,753
Super Micro Computer, Inc.*	3,093	78,160
Violin Memory, Inc.*	7,183	31,821
		770,446

Textiles, Apparel & Luxury Goods - 0.9%
Columbia Sportswear Co.	1,231	101,742
CROCS, Inc.*	7,844	117,895
Culp, Inc.	785	13,667
G-III Apparel Group Ltd.*	1,602	130,819
Iconix Brand Group, Inc.*	4,104	176,226
Movado Group, Inc.	1,614	67,255
Oxford Industries, Inc.	1,303	86,871
Perry Ellis International, Inc.*	933	16,272

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EQUITY SECURITIES - CONT'D	SHARES	VALUE

Textiles, Apparel & Luxury Goods - Cont'd
Quiksilver, Inc.*	11,336	$40,583
RG Barry Corp.	783	14,838
Sequential Brands Group, Inc.*	1,513	20,895
Skechers U.S.A., Inc.*	3,503	160,087
Steven Madden Ltd.*	5,222	179,115
Tumi Holdings, Inc.*	4,539	91,370
Unifi, Inc.*	1,199	33,008
Vera Bradley, Inc.*	1,814	39,672
Vince Holding Corp.*	1,135	41,564
Wolverine World Wide, Inc.	9,088	236,833
		1,568,712

Thrifts & Mortgage Finance - 1.6%
Astoria Financial Corp.	7,553	101,588
Bank Mutual Corp.	4,721	27,382
BankFinancial Corp.	1,984	22,141
BBX Capital Corp.*	622	11,196
Beneficial Mutual Bancorp, Inc.*	2,733	37,060
Berkshire Hills Bancorp, Inc.	2,163	50,225
BofI Holding, Inc.*	1,272	93,454
Brookline Bancorp, Inc.	6,306	59,087
Capitol Federal Financial, Inc.	12,825	155,952
Charter Financial Corp.	1,962	21,778
Clifton Bancorp, Inc.	2,373	30,066
Dime Community Bancshares, Inc.	2,830	44,686
ESB Financial Corp.	1,045	13,522
Essent Group Ltd.*	3,733	74,996
EverBank Financial Corp.	7,925	159,768
Federal Agricultural Mortgage Corp., Class C	895	27,817
First Defiance Financial Corp.	799	22,931
First Financial Northwest, Inc.	1,441	15,664
Flagstar Bancorp, Inc.*	1,712	30,987
Fox Chase Bancorp, Inc.	1,196	20,165
Franklin Financial Corp.*	1,141	24,760
Home Loan Servicing Solutions, Ltd.	6,364	144,654
HomeStreet, Inc.	1,117	20,519
Kearny Financial Corp.*	1,413	21,393
Ladder Capital Corp.*	1,315	23,762
Meridian Interstate Bancorp, Inc.*	838	21,520
Meta Financial Group, Inc.	474	18,960
MGIC Investment Corp.*	30,334	280,286
NASB Financial, Inc.	378	8,940
NMI Holdings, Inc.*	4,529	47,555
Northfield Bancorp, Inc.	5,019	65,799
Northwest Bancshares, Inc.	8,083	109,686
OceanFirst Financial Corp.	1,187	19,657
Oritani Financial Corp.	3,882	59,744
PennyMac Financial Services, Inc.*	1,102	16,739
Provident Financial Services, Inc.	5,242	90,791
Radian Group, Inc.	17,032	252,244
Stonegate Mortgage Corp.*	1,281	17,870
Territorial Bancorp, Inc.	940	19,627

48 www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED)

EQUITY SECURITIES - CONT'D	SHARES	VALUE

Thrifts & Mortgage Finance - Cont'd
Tree.com, Inc.*	543	$15,823
Trustco Bank Corp. NY	7,825	52,271
United Community Financial Corp.*	3,416	14,108
United Financial Bancorp, Inc.	5,166	69,999
Walker & Dunlop, Inc.*	1,420	20,036
Washington Federal, Inc.	9,080	203,664
Waterstone Financial, Inc.	3,083	35,177
WSFS Financial Corp.	799	58,862
		2,754,911

Tobacco - 0.2%
22nd Century Group, Inc.*	3,683	11,307
Alliance One International, Inc.*	7,793	19,481
Universal Corp.	2,013	111,420
Vector Group Ltd.	6,223	128,692
		270,900

Trading Companies & Distributors - 0.8%
Aceto Corp.	2,638	47,853
Aircastle Ltd.	5,904	104,914
Applied Industrial Technologies, Inc.	3,743	189,882
Beacon Roofing Supply, Inc.*	4,419	146,357
CAI International, Inc.*	1,481	32,597
DXP Enterprises, Inc.*	1,160	87,626
General Finance Corp.*	992	9,424
H&E Equipment Services, Inc.*	2,803	101,861
Houston Wire & Cable Co.	1,646	20,427
Kaman Corp.	2,454	104,859
Rush Enterprises, Inc.*	2,992	103,733
Stock Building Supply Holdings, Inc.*	1,306	25,767
TAL International Group, Inc.*	3,046	135,121
Textainer Group Holdings Ltd.	1,837	70,945
Titan Machinery, Inc.*	1,521	25,036
Watsco, Inc.	2,315	237,889
		1,444,291

Transportation Infrastructure - 0.1%
Wesco Aircraft Holdings, Inc.*	4,699	93,792

Water Utilities - 0.2%
American States Water Co.	3,475	115,474
Artesian Resources Corp.	490	11,015
California Water Service Group	4,144	100,285
Connecticut Water Service, Inc.	883	29,907
Middlesex Water Co.	1,560	33,041
SJW Corp.	1,344	36,557
York Water Co.	1,309	27,253
		353,532

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EQUITY SECURITIES - CONT'D	SHARES	VALUE

Wireless Telecommunication Services - 0.1%
Boingo Wireless, Inc.*	1,422	$9,712
Contra Leap Wireless (b)*	4,674	11,778
NTELOS Holdings Corp.	1,286	16,024
RingCentral, Inc.*	2,511	37,991
Shenandoah Telecommunications Co.	2,077	63,265
USA Mobility, Inc.	1,934	29,784
		168,554

Total Equity Securities (Cost $117,838,115)		155,318,206

EXCHANGE TRADED PRODUCTS - 4.1%
iShares Russell 2000 ETF	61,000	7,247,410

Total Exchange Traded Products (Cost $5,571,035)		7,247,410

TIME DEPOSIT - 6.2%	PRINCIPAL AMOUNT
State Street Bank Time Deposit, 0.083%, 7/1/14^	$10,794,986	10,794,986

Total Time Deposit (Cost $10,794,986)		10,794,986

TOTAL INVESTMENTS (Cost $134,204,136) - 98.8%		173,360,602
Other assets and liabilities, net - 1.2%		2,093,786
NET ASSETS - 100%		$175,454,388

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Purchased:
E-Mini Russell 2000 Index^	113	9/14	$13,450,390	$328,792

^	Futures collateralized by $1,000,000 par value of the State Street Time Deposit.

(b)	This security was valued under the direction of the Board of Directors. See Note A.

*	Non-income producing security.
Abbreviations:
ETF: Exchange Traded Fund
plc: Public Limited Company
REIT: Real Estate Investment Trust

See notes to financial statements.

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STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2014

ASSETS
Investments in securities, at value (Cost $134,204,136) - see accompanying schedule	$173,360,602
Cash	1,122
Receivable for securities sold	18,708,074
Receivable for futures variation margin	94,978
Receivable for shares sold	194,644
Interest and dividends receivable	165,998
Other assets	12,835
Total assets	192,538,253

LIABILITIES
Payable for securities purchased	16,114,237
Payable for shares redeemed	716,042
Payable to Calvert Investment Management, Inc.	52,696
Payable to Calvert Investment Administrative Services, Inc.	14,324
Payable to Calvert Investment Services, Inc.	989
Payable to Calvert Investment Distributors, Inc.	2,580
Accrued expenses and other liabilities	182,997
Total liabilities	17,083,865

NET ASSETS	$175,454,388

NET ASSETS CONSIST OF:
Paid-in capital applicable to the following shares of common stock outstanding;
$0.10 par value, 20,000,000 shares authorized:
Class I: 1,881,256 shares outstanding	$103,075,442
Class F: 189,095 shares outstanding	11,166,689
Undistributed net investment income	778,594
Accumulated net realized gain (loss) on investments and foreign currency transactions	20,948,400
Net unrealized appreciation (depreciation) on investments
and assets and liabilities denominated in foreign currencies	39,485,263

NET ASSETS	$175,454,388

NET ASSET VALUE PER SHARE
Class I (based on net assets of $159,366,447)	$84.71
Class F (based on net assets of $16,087,941)	$85.08

See notes to financial statements.

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STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2014

NET INVESTMENT INCOME
Investment Income:
Dividend income (net of foreign taxes withheld of $567)	$1,055,370
Interest income	2,901
Total investment income	1,058,271

Expenses:
Investment advisory fee	277,916
Transfer agency fees and expenses	8,516
Accounting fees	12,002
Distribution Plan expenses:
Class F	14,970
Directors' fees and expenses	11,201
Administrative fees	79,404
Custodian fees	56,030
Reports to shareholders	21,628
Professional fees	18,049
Miscellaneous	32,509
Total expenses	532,225

NET INVESTMENT INCOME	526,046

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	16,579,263
Foreign currency transactions	(2)
Futures	575,125
17,154,386

Change in unrealized appreciation (depreciation):
Investments	(12,272,832)
Assets and liabilities denominated in foreign currencies	4
Futures	122,380
(12,150,448)

NET REALIZED AND UNREALIZED GAIN (LOSS)	5,003,938

INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$5,529,984

See notes to financial statements.

52 www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED)

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS	SIX MONTHS ENDED JUNE 30, 2014	YEAR ENDED DECEMBER 31, 2013
Operations:
Net investment income	$526,046	$988,945
Net realized gain (loss)	17,154,386	7,841,065
Change in unrealized appreciation (depreciation)	(12,150,448)	34,450,020

INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	5,529,984	43,280,030

Distributions to shareholders from:
Net investment income:
Class I shares	—	(949,334)
Class F shares	—	(62,973)
Net realized gain:
Class I shares	—	(4,918,577)
Class F shares	—	(514,399)
Total distributions	—	(6,445,283)

Capital share transactions:
Shares sold:
Class I shares	7,392,093	19,185,666
Class F shares	2,423,221	6,536,579
Shares issued from merger (See Note E):
Class I shares	25,315,650	—
Reinvestment of distributions:
Class I shares	—	5,867,912
Class F shares	—	577,371
Shares redeemed:
Class I shares	(19,537,455)	(24,331,514)
Class F shares	(1,786,832)	(4,702,410)
Total capital share transactions	13,806,677	3,133,604

TOTAL INCREASE (DECREASE) IN NET ASSETS	19,336,661	39,968,351

NET ASSETS
Beginning of period	156,117,727	116,149,376
End of period (including undistributed net investment income
of $778,594 and $252,548, respectively)	$175,454,388	$156,117,727

See notes to financial statements.

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STATEMENTS OF CHANGES IN NET ASSETS – CONT'D
CAPITAL SHARE ACTIVITY	SIX MONTHS ENDED JUNE 30, 2014	YEAR ENDED DECEMBER 31, 2013
Shares sold:
Class I shares	90,443	255,241
Class F shares	29,630	88,956
Shares issued from merger (See Note E):
Class I shares	316,884	—
Reinvestment of distributions:
Class I shares	—	73,708
Class F shares	—	7,213
Shares redeemed:
Class I shares	(239,840)	(327,499)
Class F shares	(21,811)	(63,623)
Total capital share activity	175,306	33,996

See notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS
NOTE A — SIGNIFICANT ACCOUNTING POLICIES
General: Calvert VP Russell 2000 Small Cap Index Portfolio (the “Portfolio”), a series of Calvert Variable Products, Inc. (the “Fund”), is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund is comprised of twelve separate portfolios. The operations of each series of the Fund are accounted for separately. Shares of the Portfolio are sold without sales charge to affiliated and unaffiliated insurance companies for allocation to certain of their variable separate accounts. The Portfolio offers Class F and Class I shares. Class F shares are subject to Distribution Plan Expenses, while Class I shares are not. Each class has different: (a) dividend rates, due to differences in Distribution Plan expenses and other class-specific expenses, (b) exchange privileges; and (c) class-specific voting rights.
Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Portfolio uses independent pricing services approved by the Board of Directors (“the Board”) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
The Board has adopted Valuation Procedures (the “Procedures”) to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. The Board has delegated the day-to-day responsibility for determining the fair value of assets of the Portfolio to Calvert Investment Management, Inc. (the “Advisor” or “Calvert”) and has provided these Procedures to govern Calvert in its valuation duties.
Calvert has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated.
The Valuation Committee meets on a regular basis to review illiquid securities and other investments which may not have readily available market prices. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.
The Valuation Committee utilizes various methods to measure the fair value of the Portfolio’s investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. There were no such transfers during the period. Valuation techniques used to value the Portfolio’s investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are categorized as Level 2 in the hierarchy. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which foreign securities are traded, and before the close of business of the Portfolio, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account. For restricted securities and private placements where observable inputs are limited, assumptions about

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market activity and risk are used and such securities are categorized as Level 3 in the hierarchy.
Exchange traded products and closed-end funds are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and such securities are generally categorized as Level 2 in the hierarchy. Short-term securities of sufficient credit quality with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.
If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Advisor, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by the Valuation Committee.
The Valuation Committee considers a number of factors, including significant unobservable valuation inputs when arriving at fair value. It considers all significant facts that are reasonably available and relevant to the determination of fair value.
The Valuation Committee primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. When more appropriate, the fund may employ an income-based or cost approach. An income-based valuation approach discounts anticipated future cash flows of the investment to calculate a present amount (discounted). The measurement is based on the value indicated by current market expectations about those future amounts. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. A cost based approach is based on the amount that currently would be required to replace the service capacity of an asset (current replacement cost). From the seller’s perspective, the price that would be received for the asset is determined based on the cost to a buyer to acquire or construct a substitute asset of comparable utility, adjusted for obsolescence.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.
At June 30, 2014, securities valued at $12,464, or 0% of net assets, were fair valued in good faith under the direction of the Board.

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The following table summarizes the market value of the Portfolio's holdings as of June 30, 2014 based on the inputs used to value them:

	VALUATION INPUTS
INVESTMENTS IN SECURITIES	LEVEL 1	LEVEL 2	LEVEL 3		TOTAL
Equity securities*	$155,318,206	—	$0		$155,318,206
Exchange traded products	7,247,410	—	—		7,247,410
Other debt obligations	—	$10,794,986	—		10,794,986
TOTAL	$162,565,616	$10,794,986	$0	**	$173,360,602
Other financial instruments***	$328,792	—	—		$328,792

* For further breakdown of equity securities by industry type, please refer to the Schedule of Investments.
** Level 3 securities represent 0.0% of net assets.
*** Other financial instruments are derivative instruments not reflected in the Total Investments in the Schedule of Investments, such as futures, which are valued at the unrealized appreciation/(depreciation) on the instrument.

Futures Contracts: The Portfolio may purchase and sell futures contracts, when, in the judgment of the Advisor, such a position acts as a hedge, or to provide equity market exposure to the Portfolio’s uncommitted cash balances. The Portfolio may not enter into futures contracts for the purpose of speculation or leverage. These futures contracts may include, but are not limited to, market index futures contracts. The Portfolio is subject to market risk in the normal course of pursuing its investment objectives and may use futures contracts to hedge against changes in the value of securities. The Portfolio may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Portfolio’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Portfolio. During the period, futures contracts were used to hedge the lack of equity exposure inherent in a cash position. The Portfolio’s futures contracts at period end are presented in the Statement of Net Assets.
During the period, the Portfolio invested in E-Mini Russell 2000 Index futures. The volume of outstanding contracts has varied throughout the period with a weighted average of 49 contracts and $1,588,675 weighted average notional value.
Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date or, in the case of certain foreign securities, as soon as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Portfolio’s understanding of the applicable country’s tax rules and rates. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a specific class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets.
Foreign Currency Transactions: The Portfolio’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities and foreign currencies is included with the net realized and unrealized gain or loss on investments and foreign currencies.

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Distributions to Shareholders: Distributions to shareholders are recorded by the Portfolio on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Portfolio’s capital accounts to reflect income and gains available for distribution under income tax regulations.
Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Federal Income Taxes: No provision for federal income or excise tax is required since the Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Portfolio’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Portfolio’s financial statements. A Portfolio’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.
NOTE B — RELATED PARTY TRANSACTIONS
Calvert Investment Management, Inc. (the “Advisor”) is wholly-owned by Calvert Investments, Inc., which is indirectly wholly-owned by Ameritas Mutual Holding Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and Directors of the Fund who are employees of the Advisor or its affiliates. For its services, the Advisor receives an annual fee, payable monthly, of .35% of the Portfolio’s average daily net assets.
The Advisor has contractually agreed to limit net annual portfolio operating expenses through April 30, 2015. The contractual expense caps are .95% for Class F and .74% for Class I, respectively. For the purpose of this expense limit, operating expenses do not include interest expense, brokerage commissions, taxes and extraordinary expenses. This expense limitation does not limit acquired fund fees and expenses, if any.
Calvert Investment Administrative Services, Inc., an affiliate of the Advisor, provides administrative services to the Portfolio for an annual fee, payable monthly, of .10% of the average daily net assets of the Portfolio.
Calvert Investment Distributors, Inc. (“CID”), an affiliate of the Advisor, is the distributor and principal underwriter for the Portfolio. Pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Portfolio has adopted a Distribution plan that permits the Portfolio to pay certain expenses associated with the distribution and servicing of its Class F shares. The expenses paid may not exceed .20% annually of the average daily net assets of Class F.
Calvert Investment Services, Inc. (“CIS”), an affiliate of the Advisor, acts as shareholder servicing agent for the Portfolio. For its services, CIS received a fee of $5,334 for the six months ended June 30, 2014.
Each Director of the Fund who is not an employee of the Advisor or its affiliates receives a fee of $1,500 for each Board and Committee meeting attended plus an annual fee of $40,000. Committee chairs receive an additional $5,000 annual retainer. Directors’ fees are allocated to each of the portfolios served.
NOTE C — INVESTMENT ACTIVITY AND TAX INFORMATION
During the period, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $28,877,825 and $44,323,374, respectively.
As of June 30, 2014, the tax basis components of appreciation/(depreciation) and the federal tax cost were as follows:

Unrealized appreciation	$46,734,088
Unrealized (depreciation)	(7,635,625)
Net unrealized appreciation/(depreciation)	$39,098,463

Federal income tax cost of investments	$134,262,139

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NOTE D — LINE OF CREDIT
A financing agreement is in place with the Calvert Funds and State Street Corporation (“SSC”). Under the agreement, SSC provides an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), accessible by the Funds for temporary or emergency purposes only. Borrowings under the committed facility bear interest at the higher of the London Interbank Offered Rate (LIBOR) or the overnight Federal Funds Rate plus 1.25% per annum. A commitment fee of .11% per annum is incurred on the unused portion of the committed facility, which is allocated to all participating funds. The Portfolio had no borrowings under the agreement during the six months ended June 30, 2014.
NOTE E — REORGANIZATION
On December 11, 2013, the Board of Directors of Calvert Variable Series, Inc. approved the reorganization of the Calvert VP Small Cap Growth Portfolio (“VP Small Cap”) into the Calvert VP Russell 2000 Small Cap Index (“VP Russell”). Shareholders approved the reorganization at a meeting on April 11, 2014 and the reorganization took place on April 30, 2014.
The acquisition was accomplished by a tax-free exchange of the following shares:

Merged Portfolio	Shares	Acquiring Portfolio	Shares	Value
VP Small Cap	525,988	VP Russell, Class I	316,884	$25,315,650
For financial reporting purposes, assets received and shares issued by VP Russell were recorded at fair value; however, the cost basis of the investments received from VP Small Cap were carried forward to align ongoing reporting of VP Russell’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
The net assets and net unrealized appreciation (depreciation) immediately before the acquisitions were as follows:

Merged Portfolio	Net Assets	Unrealized Appreciation (Depreciation)	Acquiring Portfolio	Net Assets
VP Small Cap	$25,315,650	$6,095,146	VP Russell, Class I	$148,811,142
Assuming the acquisition had been completed on January 1, 2014, VP Russell’s results of operations for the six months ended June 30, 2014 would have been as follows:

Net investment income	$482,077 (a)
Net realized and change in unrealized gain (loss) on investments	$4,039,946 (b)

Net increase (decrease) in assets from operations	$4,522,023
Because VP Small Cap and VP Russell sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is also not practicable to separate the amounts of revenue and earnings of VP Small Cap that have been included in VP Russell’s Statement of Operations since April 30, 2014.
(a) $526,046 as reported, plus ($43,969) from VP Small Cap pre-merger.
(b) $5,003,938 as reported, plus ($963,992) from VP Small Cap pre-merger.
NOTE F — SUBSEQUENT EVENTS
In preparing the financial statements as of June 30, 2014, no subsequent events or transactions occurred that would have required recognition or disclosure in these financial statements.

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FINANCIAL HIGHLIGHTS

	PERIODS ENDED
	JUNE 30,		DECEMBER 31,
CLASS I SHARES	2014		2013	2012 (z)	2011	2010 (z)	2009
Net asset value, beginning	$82.34		$62.39	$57.44	$62.98	$50.19	$40.42
Income from investment operations:
Net investment income	0.25		0.56	0.87	0.44	0.43	0.40
Net realized and unrealized gain (loss)	2.12		22.96	7.95	(3.50)	12.66	10.19
Total from investment operations	2.37		23.52	8.82	(3.06)	13.09	10.59
Distributions from:
Net investment income	—		(0.58)	(0.63)	(0.33)	(0.30)	(0.27)
Net realized gain	—		(2.99)	(3.24)	(2.15)	—	(0.55)
Total distributions	—		(3.57)	(3.87)	(2.48)	(0.30)	(0.82)
Total increase (decrease) in net asset value	2.37		19.95	4.95	(5.54)	12.79	9.77
Net asset value, ending	$84.71		$82.34	$62.39	$57.44	$62.98	$50.19

Total return*	2.88%		37.89%	15.50%	(4.89)%	26.08%	26.17%
Ratios to average net assets: A
Net investment income	0.68	% (a)	0.75%	1.40%	0.60%	0.79%	0.83%
Total expenses	0.65	% (a)	0.69%	0.76%	0.79%	0.82%	0.86%
Expenses before offsets	0.65	% (a)	0.69%	0.73%	0.71%	0.70%	0.70%
Net expenses	0.65	% (a)	0.69%	0.73%	0.71%	0.70%	0.70%
Portfolio turnover	19%		11%	13%	17%	42%	24%
Net assets, ending (in thousands)	$159,366		$141,111	$106,827	$90,325	$119,223	$63,320

A    Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the Portfolio.
(a) Annualized.
(z) Per share figures are calculated using the Average Shares Method.
* Total return is not annualized for periods less than one year and does not reflect charges and expenses of the variable annuity or variable universal life contract.

See notes to financial statements.

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FINANCIAL HIGHLIGHTS

	PERIODS ENDED
	JUNE 30,		DECEMBER 31,
CLASS F SHARES	2014		2013	2012 (z)	2011	2010 (z)	2009
Net asset value, beginning	$82.79		$62.68	$57.69	$63.21	$50.38	$40.55
Income from investment operations:
Net investment income	0.18		0.36	0.77	0.25	0.32	0.19
Net realized and unrealized gain (loss)	2.11		23.11	7.94	(3.44)	12.70	10.32
Total from investment operations	2.29		23.47	8.71	(3.19)	13.02	10.51
Distributions from:
Net investment income	—		(0.37)	(0.48)	(0.18)	(0.19)	(0.13)
Net realized gain	—		(2.99)	(3.24)	(2.15)	—	(0.55)
Total distributions	—		(3.36)	(3.72)	(2.33)	(0.19)	(0.68)
Total increase (decrease) in net asset value	2.29		20.11	4.99	(5.52)	12.83	9.38
Net asset value, ending	$85.08		$82.79	$62.68	$57.69	$63.21	$50.38

Total return*	2.77%		37.62%	15.23%	(5.07)%	25.83%	25.91%
Ratios to average net assets: A
Net investment income	0.46	% (a)	0.55%	1.23%	0.42%	0.58%	0.63%
Total expenses	0.87	% (a)	0.90%	0.99%	1.03%	1.06%	1.25%
Expenses before offsets	0.87	% (a)	0.90%	0.94%	0.92%	0.91%	0.91%
Net expenses	0.87	% (a)	0.90%	0.94%	0.92%	0.91%	0.91%
Portfolio turnover	19%		11%	13%	17%	42%	24%
Net assets, ending (in thousands)	$16,088		$15,007	$9,323	$6,638	$6,085	$3,299

A    Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the Portfolio.
(a) Annualized.
(z) Per share figures are calculated using the Average Shares Method.
* Total return is not annualized for periods less than one year and does not reflect charges and expenses of the variable annuity or variable universal life contract.

See notes to financial statements.
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EXPLANATION OF FINANCIAL TABLES
SCHEDULE OF INVESTMENTS
The Schedule of Investments is a snapshot of all securities held in the fund at their market value, on the last day of the reporting period. Securities are listed by asset type (e.g., common stock, corporate bonds, U.S. government obligations) and may be further broken down into sub-groups and by industry classification.
STATEMENT OF ASSETS AND LIABILITIES
The Statement of Assets and Liabilities is often referred to as the fund’s balance sheet. It lists the value of what the fund owns, is due and owes on the last day of the reporting period. The fund’s assets include the market value of securities owned, cash, receivables for securities sold and shareholder subscriptions, and receivables for dividends and interest payments that have been earned, but not yet received. The fund’s liabilities typically include payables for securities purchased and shareholder redemptions, and expenses owed but not yet paid. The statement also reports the fund’s net asset value (NAV) per share on the last day of the reporting period. The NAV is calculated by dividing the fund’s net assets (assets minus liabilities) by the number of shares outstanding. This statement is accompanied by a Schedule of Investments. Alternatively, if certain conditions are met, a Statement of Net Assets may be presented in lieu of this statement and the Schedule of Investments.
STATEMENT OF NET ASSETS
The Statement of Net Assets provides a detailed list of the fund’s holdings, including each security’s market value on the last day of the reporting period. The Statement of Net Assets includes a Schedule of Investments. Other assets are added and other liabilities subtracted from the investments total to calculate the fund’s net assets. Finally, net assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) per share.
At the end of the Statement of Net Assets is a table displaying the composition of the fund’s net assets. Paid in Capital is the money invested by shareholders and represents the bulk of net assets. Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the amounts the fund had available to distribute to shareholders as of the statement date. Accumulated Realized Losses will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund’s investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.
STATEMENT OF OPERATIONS
The Statement of Operations summarizes the fund’s investment income earned and expenses incurred in operating the fund. Investment income includes dividends earned from stocks and interest earned from interest-bearing securities in the fund. Expenses incurred in operating the fund include the advisory fee paid to the investment advisor, administrative services fees, distribution plan expenses (if applicable), transfer agent fees, shareholder servicing expenses, custodial, legal, and audit fees, and the printing and postage expenses related to shareholder reports. Expense offsets (fees paid indirectly) may also be shown. Credits earned from offset arrangements are used to reduce the fund’s expenses. This statement also shows net gains (losses) realized on the sale of investments and the increase or decrease in the unrealized appreciation (depreciation) on investments held during the period.
STATEMENT OF CHANGES IN NET ASSETS
The Statement of Changes in Net Assets shows how the fund’s total net assets changed during the two most recent reporting periods. Changes in the fund’s net assets are attributable to investment operations, distributions and capital share transactions.
The Operations section of the report summarizes information detailed in the Statement of Operations. The Distribution section shows the dividend and capital gain distributions made to shareholders. The amounts shown as distributions in this section may not match the net investment income and realized gains amounts shown in the Operations section because distributions are determined on a tax basis and certain investments or transactions may be treated differently for financial statement and tax purposes. The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, and the amounts redeemed. The corresponding numbers of shares issued, reinvested and redeemed are shown at the end of the report.

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FINANCIAL HIGHLIGHTS
The Financial Highlights table provides a per-share breakdown by class of the components that affect the fund’s net asset value for current and past reporting periods. The table provides total return, total distributions, expense ratios, portfolio turnover and net assets for the applicable period. Total return is a measure of a fund’s performance that encompasses all elements of return: dividends, capital gain distributions and changes in net asset value. Total return is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gain distributions, expressed as a percentage of the initial investment. Total distributions include distributions from net investment income and net realized gains. Long-term gains are earned on securities held in the fund more than one year. Short-term gains, on the sale of securities held less than one year, are treated as ordinary dividend income for tax purposes. The expense ratio is a fund’s cost of doing business, expressed as a percentage of net assets. These expenses directly reduce returns to shareholders. Portfolio turnover measures the trading activity in a fund’s investment portfolio – how often securities are bought and sold by a fund. Portfolio turnover is affected by market conditions, changes in the size of the fund, the nature of the fund’s investments and the investment style of the portfolio manager.
PROXY VOTING
The Proxy Voting Guidelines that the Portfolio uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the Fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Fund at 1-800-368-2745, by visiting the Calvert website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling the Fund, by visiting the Calvert website at www.calvert.com or visiting the SEC’s website at www.sec.gov.
AVAILABILITY OF QUARTERLY PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.
Investors should carefully consider the investment objectives, risks, charges and expenses of the Calvert Funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call Calvert at 800/368-2745.

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Calvert VP EAFE International Index Portfolio
Semi-Annual Report June 30, 2014

4	Market Commentary
7	Shareholder Expense Example
8	Statement of Net Assets
29	Statement of Operations
30	Statements of Changes in Net Assets
32	Notes to Financial Statements
36	Financial Highlights
38	Explanation of Financial Tables
39	Proxy Voting
39	Availability of Quarterly Portfolio Holdings

CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO
Portfolio within Calvert Variable Products, Inc.
Managed by World Asset Management, Inc., Subadvisor
Investment Climate
Equity markets weathered a rise in geopolitical tensions during the first half of 2014, marked by turmoil in the Middle East and conflict in the Ukraine. Despite these tensions, all major global equity indices posted strong returns over the reporting period. The U.S. economic recovery regained its footing after a disappointing first quarter, while easing measures announced by the European Central Bank (ECB) were a welcome development following a string of weaker-than-expected macroeconomic data in the eurozone. Meanwhile, signs that economic growth in China was stabilizing helped emerging-market equities rebound after a rough start to the year. For the six-month period ending June 30, 2014, the Standard and Poor’s (S&P) 500, Russell 1000, Russell 2000, MSCI EAFE, and MSCI Emerging Markets Indices returned 7.14%, 7.27%, 3.19%, 5.14%, and 6.32%, respectively.
From an investment-style perspective, domestic large-capitalization stocks outperformed their small-cap counterparts, while value stocks outperformed growth stocks during the period. However, small-caps began to reverse this trend in June and should benefit from continued economic recovery and increasing merger and acquisition (M&A) activity in the United States as the year wears on. Looking at sector performance, Utilities, Energy, and Health Care were the top performers within the Russell 1000 Index, while the Consumer Discretionary, Telecommunications Services, and Industrials sectors lagged.
Equity Markets Prove Resilient Despite Geopolitical Tensions
Familiar sources of volatility—geopolitical turmoil and instability in the Middle East—again reared their ugly heads during the first half of the year. As the crisis in Iraq intensified, oil prices spiked in June, but retreated toward month-end following reports that the situation was coming under control. In the past this might have resulted in increased volatility or a sell-off in the equity markets, but this time investors seemed to shrug it off. This was likely due to America having reduced its dependence on foreign energy and investors not perceiving the conflict as being a long-term threat to the supply of oil. At the same time, simmering unrest in the Ukraine lingered throughout the period. But with a relatively remote chance of the situation escalating into a broader regional conflict, market participants again determined the economic impact on

AVERAGE ANNUAL TOTAL RETURN (period ended 6.30.14)
	Class I	Class F*
Six month**	4.37%	4.24%
One year	22.16%	21.86%
Five year	10.72%	10.48%
Ten year	5.99%	5.75%

The performance data shown represents past performance, does not guarantee future results and assumes reinvestment of all dividends and distributions. All performance data reflects fee waivers and/or expense limitations, if any are in effect; in their absence performance would be lower. See Note B in Notes to Financial Statements. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.
Visit calvert.com/institutional-VP-performance.html for current performance data. The gross expense ratio from the current prospectus for the Portfolio is 0.97%. This number may vary from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, does not include fee or expense waivers. The performance data and expense ratio reflect deduction of Portfolio operating expenses, but do not reflect charges and expenses imposed under the variable annuity or life insurance contract.
* Class F share performance prior to October 1, 2007 is based on Class I performance, adjusted to reflect Class F expenses.
** Total Return is not annualized for periods of less than one year.

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global growth would likely be minimal. Overall, renewed confidence that the U.S. Federal Reserve (Fed) and central banks around the world would continue to maintain accommodative monetary policies also provided significant support for U.S. and global equity markets.
U.S. Macroeconomic Data Rebounds from Winter Doldrums
Rather than focusing on events happening abroad, investors instead fixed their attention on improving U.S. macroeconomic data, and put the first quarter’s negative gross domestic product (GDP) growth in the rearview mirror, attributing the setback to harsh winter weather. Strong U.S. corporate earnings provided support to equity markets while the labor market continued to show signs of improvement. Jobless claims continued their downward trend and monthly payroll gains have now exceeded 200,000 workers for five consecutive months, pushing the unemployment rate down to 6.1%, the lowest level since September 2008. Other macroeconomic data also pointed to a second quarter rebound—auto sales continued to rise, Manufacturing PMI1 remained firmly in expansion territory, and consumer confidence edged up. The housing market recovery, an important driver of economic growth, also got back on track with second-quarter data indicating a pick-up in housing activity, which had been suppressed by the severe weather conditions. Despite this spate of positive U.S. macroeconomic data, one area of concern was sluggish consumer spending, which is likely being held down by low wage growth. However, we believe that U.S. economic growth will accelerate in the coming quarters, allowing for income growth, which should boost both consumer confidence and spending.
Anemic European Economy Spurs ECB to Action
In Europe, European Central Bank (ECB) President Mario Draghi announced a series of easing measures at a June monetary policy meeting, with the goal of stimulating growth and fending off deflation. This came on the heels of weaker data in the eurozone as inflation there dropped to 0.5% and GDP grew just 0.2% in the first quarter, while the euro area’s Manufacturing PMI declined to the lowest level since November 2013, with notable declines in France and Germany. As we have anticipated, it appears European economic recovery will take much longer to materialize than the market has anticipated to date.
China’s Economic Growth Remains a Concern, but Shows Signs of Stabilizing
Investors remained concerned about slowing economic growth in China as the country transitions to a more consumer-oriented economy. A sharp slowdown in China could prove troubling for global markets, especially given the unknown ripple effects on the global economy should

ECONOMIC SECTORS	% OF TOTAL INVESTMENTS
Consumer Discretionary	11.7%
Consumer Staples	10.6%
Energy	7.0%
Exchange Traded Products	2.4%
Financials	24.5%
Health Care	10.2%
Industrials	12.2%
Information Technology	4.5%
Materials	7.9%
Short-Term Investments	0.6%
Telecommunication Services	4.6%
Utilities	3.8%
Total	100%

the Chinese real estate bubble burst. For now, investors gained comfort in improved manufacturing PMI reports released in June and an expansion of China’s “mini-stimulus” policies. The improving economic backdrop in China also helped propel the rebound in emerging market equities during the second quarter.
Outlook
We continue to believe that this cycle of economic recovery will be more protracted than usual given the depth and severity of the financial crisis that preceded it. Consistent with that and recognizing that this protracted cycle will continue to be characterized by very slow rates of improvement, we think the U.S. economy has largely recovered and is now going through an expansion phase. What this may mean going forward is that economic growth may continue to be slower than usual for this stage in the cycle, but it should still prove robust.
Concerns about subdued emerging-market growth and geopolitical turmoil have effectively injected more risk into the global markets, with investors taking a more cautious approach toward equities. In the short term, this has been positive for U.S. Treasuries and bond-fund inflows. However, from a longer-term perspective, bond prices are likely to come under greater pressure as the Fed continues to wind down its asset purchase program.
We expect the Fed will continue to focus on maintaining positive U.S. economic growth and will adjust the pace at which it tapers quantitative easing (QE) accordingly. As we have maintained for some time, a key consideration in the Fed's strategy remains the U.S housing market, which is a chief driver of U.S. economic growth. As a result, we don’t expect to see much interest-rate volatility in the near term. Having said that, time will continue to work against

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low rates as the long-term trajectory has nowhere else to go but up.
Overall, we believe global economic growth will continue to move ahead slowly, supported by favorable central bank policies, and these conditions will continue to provide a favorable underpinning for the equities markets, with the U.S. markets in the strongest position. U.S. equities will probably not repeat the 30-40% banner year they had in 2013, but as the U.S. economy continues to strengthen, there is no reason not to expect another positive—though less spectacular—year for stocks in 2014.
Sincerely,
Natalie A. Trunow
Senior Vice President, Chief Investment Officer - Equities
Calvert Investment Management, Inc.
July 2014

1. Purchasing Managers Index (PMI) is an indicator of the economic health of the manufacturing sector and is based on five major areas: new orders, inventory levels, production, supplier deliveries, and the employment environment.

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SHAREHOLDER EXPENSE EXAMPLE
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).
Note: Expenses do not reflect charges and expenses of the variable annuity or variable universal life contract.
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	BEGINNING ACCOUNT VALUE 1/1/14	ENDING ACCOUNT VALUE 6/30/14	EXPENSES PAID DURING PERIOD* 1/1/14 - 6/30/14
Class I
Actual	$1,000.00	$1,043.74	$4.67

Hypothetical (5% return per year before expenses)	$1,000.00	$1,020.23	$4.62

Class F
Actual	$1,000.00	$1,042.36	$6.03

Hypothetical (5% return per year before expenses)	$1,000.00	$1,018.89	$5.96

* Expenses are equal to the Fund’s annualized expense ratio of 0.92% and 1.19%, for Class I and Class F, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

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STATEMENT OF NET ASSETS
JUNE 30, 2014

EQUITY SECURITIES - 95.8%	SHARES	VALUE

Australia - 7.3%
AGL Energy Ltd.	7,095	$103,521
ALS Ltd.	5,010	41,839
Alumina Ltd.*	32,095	40,839
Amcor Ltd.	15,334	150,745
AMP Ltd.	37,586	187,761
APA Group	10,620	68,968
Asciano Ltd.	12,395	65,775
ASX Ltd.	2,460	82,638
Aurizon Holdings Ltd.	27,160	127,486
Australia & New Zealand Banking Group Ltd.	34,871	1,095,808
Bank of Queensland Ltd.	4,572	52,531
Bendigo and Adelaide Bank Ltd.	5,513	63,395
BGP Holdings plc(b)*	77,172	—
BHP Billiton Ltd.	40,813	1,381,011
Boral Ltd.	9,896	48,969
Brambles Ltd.	19,850	171,941
Caltex Australia Ltd.	1,715	34,867
CFS Retail Property Trust Group	26,847	51,621
Coca-Cola Amatil Ltd.	7,277	64,886
Cochlear Ltd.	725	42,163
Commonwealth Bank of Australia	20,484	1,561,565
Computershare Ltd.	6,007	70,661
Crown Resorts Ltd.	4,628	65,955
CSL Ltd.	6,149	385,706
Dexus Property Group	70,275	73,524
Federation Centres Ltd.	18,142	42,578
Flight Centre Travel Group Ltd.	702	29,411
Fortescue Metals Group Ltd.	19,784	81,116
Goodman Group	21,955	104,503
Harvey Norman Holdings Ltd.	6,749	19,720
Iluka Resources Ltd.	5,320	40,767
Incitec Pivot Ltd.	20,903	57,136
Insurance Australia Group Ltd.	29,756	163,792
Leighton Holdings Ltd.	1,290	23,990
Lend Lease Group	6,962	86,028
Macquarie Group Ltd.	3,672	206,382
Metcash Ltd.	11,288	28,088
Mirvac Group	46,915	78,932
National Australia Bank Ltd.	29,911	924,154
Newcrest Mining Ltd.*	9,740	96,578
Orica Ltd.	4,713	86,535
Origin Energy Ltd.	13,994	192,838
Qantas Airways Ltd.*	13,676	16,242
QBE Insurance Group Ltd.	15,868	162,576
Ramsay Health Care Ltd.	1,669	71,577
REA Group Ltd.	669	26,931
Rio Tinto Ltd.	5,537	309,533
Santos Ltd.	12,353	166,034

8 www.calvert.com CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED)

EQUITY SECURITIES - CONT'D	SHARES	VALUE

Australia - Cont'd
Scentre Group*	66,013	$199,106
Seek Ltd.	4,108	61,371
Sonic Healthcare Ltd.	4,838	79,026
SP AusNet	21,518	26,873
Stockland	29,570	108,140
Suncorp Group Ltd.	16,349	208,648
Sydney Airport	13,800	54,890
TABCORP Holdings Ltd.	9,585	30,355
Tatts Group Ltd.	18,008	55,503
Telstra Corp. Ltd.	55,343	271,772
The GPT Group	21,422	77,535
Toll Holdings Ltd.	8,657	41,614
TPG Telecom Ltd.	3,530	18,333
Transurban Group	22,198	154,619
Treasury Wine Estates Ltd.	8,224	38,835
Wesfarmers Ltd. PPS	14,528	572,930
Westfield Corp.	25,087	169,067
Westpac Banking Corp.	39,509	1,261,664
Woodside Petroleum Ltd.	8,376	324,239
Woolworths Ltd.	15,943	529,253
WorleyParsons Ltd.	2,630	43,158
		13,376,547

Austria - 0.3%
Andritz AG	925	53,447
Erste Group Bank AG	3,550	114,796
IMMOFINANZ AG*	12,194	43,071
OMV AG	1,871	84,529
Raiffeisen Bank International AG	1,489	47,528
Telekom Austria AG	2,814	27,507
Vienna Insurance Group AG Wiener Versicherung Gruppe	487	26,062
Voestalpine AG	1,424	67,756
		464,696

Belgium - 1.2%
Ageas SA/NV	2,818	112,402
Anheuser-Busch InBev NV	10,216	1,173,443
Belgacom SA	1,933	64,135
Colruyt SA	944	47,947
Delhaize Group	1,301	88,006
Groupe Bruxelles Lambert SA	1,025	106,495
KBC Groep NV*	3,182	173,164
Solvay SA	753	129,583
Telenet Group Holding NV*	661	37,664
UCB SA	1,437	121,640
Umicore SA	1,372	63,732
		2,118,211

Denmark - 1.4%
AP Moeller - Maersk A/S:
Series A	34	79,977
Series B	83	206,212

www.calvert.com CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 9

EQUITY SECURITIES - CONT'D	SHARES	VALUE

Denmark - Cont'd
Carlsberg A/S, Series B	1,359	$146,361
Coloplast A/S	1,411	127,580
Danske Bank A/S	8,331	235,437
DSV A/S	2,287	74,542
Novo Nordisk A/S, Series B	25,305	1,164,463
Novozymes A/S, Series B	3,041	152,502
Pandora A/S	1,465	112,314
TDC A/S	10,318	106,765
Tryg A/S	272	27,471
Vestas Wind Systems A/S*	2,847	143,610
William Demant Holding A/S*	288	26,146
		2,603,380

Finland - 0.8%
Elisa Oyj	1,807	55,266
Fortum Oyj	5,644	151,525
Kone Oyj, Series B	3,972	165,746
Metso Oyj	1,432	54,246
Neste Oil Oyj	1,629	31,780
Nokia Oyj	47,590	360,296
Nokian Renkaat Oyj	1,440	56,186
Orion Oyj, Class B	1,261	47,009
Sampo Oyj	5,680	287,331
Stora Enso Oyj, Series R	6,994	68,079
UPM-Kymmene Oyj	6,726	114,919
Wartsila Oyj Abp	1,879	93,174
		1,485,557

France - 9.2%
Accor SA	2,173	113,018
Aeroports de Paris	377	49,662
Air Liquide SA	4,373	590,304
Alcatel-Lucent*	35,459	126,606
Alstom SA	2,745	100,058
Arkema SA	718	69,870
Atos SA	997	83,043
AXA SA	23,044	550,677
BNP Paribas SA	13,449	912,239
Bollore SA	69	44,776
Bouygues	2,434	101,268
Bureau Veritas SA	2,804	77,813
Cap Gemini SA	1,833	130,743
Carrefour SA	7,820	288,419
Casino Guichard-Perrachon SA	718	95,182
Christian Dior SA	692	137,655
Cie de Saint-Gobain	5,644	318,387
Cie Generale des Etablissements Michelin	2,360	281,933
CNP Assurances SA	2,181	45,266
Credit Agricole SA	12,715	179,297
Danone SA	7,217	535,914
Dassault Systemes SA	801	103,037

10 www.calvert.com CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED)

EQUITY SECURITIES - CONT'D	SHARES	VALUE

France - Cont'd
Edenred	2,583	$78,310
Electricite de France SA	3,072	96,732
Essilor International SA	2,591	274,731
Eurazeo SA	479	39,838
Eutelsat Communications SA	1,958	68,020
Fonciere Des Regions	358	38,808
GDF Suez	18,397	506,372
Gecina SA	279	40,679
Groupe Eurotunnel SA	5,940	80,321
Icade SA	469	50,275
Iliad SA	331	100,034
Imerys SA	435	36,649
JC Decaux SA	847	31,599
Kering SA	962	210,922
Klepierre SA	1,267	64,553
Lafarge SA	2,373	205,971
Lagardere SCA	1,499	48,812
Legrand SA	3,375	206,469
L'Oreal SA	3,056	526,533
LVMH Moet Hennessy Louis Vuitton SA	3,548	683,920
Natixis	11,779	75,502
Orange SA	23,563	371,784
Pernod-Ricard SA	2,698	323,937
Peugeot SA*	4,975	73,525
Publicis Groupe	2,303	195,292
Remy Cointreau SA	308	28,332
Renault SA	2,442	220,753
Rexel SA	3,421	79,995
Safran SA	3,444	225,448
Sanofi SA	15,146	1,608,669
Schneider Electric SE	6,623	623,371
SCOR SE	1,951	67,096
Societe BIC SA	362	49,520
Societe Generale SA	9,134	478,375
Sodexo	1,198	128,832
Suez Environnement SA	3,566	68,251
Technip SA	1,300	142,185
Thales SA	1,176	71,122
Total SA	27,193	1,964,923
Unibail-Rodamco SE	1,236	359,496
Valeo SA	959	128,784
Vallourec SA	1,384	61,968
Veolia Environnement SA	5,231	99,652
Vinci SA	6,138	458,816
Vivendi*	15,321	374,827
Wendel SA	401	57,424
Zodiac Aerospace	2,362	79,937
		16,742,531

Germany - 8.8%
adidas AG	2,658	269,172
Allianz SE	5,801	966,524

www.calvert.com CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 11

EQUITY SECURITIES - CONT'D	SHARES	VALUE

Germany - Cont'd
Axel Springer AG	502	$30,892
BASF SE	11,671	1,358,624
Bayer AG	10,508	1,483,913
Bayerische Motoren Werke AG:
Common	4,207	533,453
Preferred	689	66,039
Beiersdorf AG	1,280	123,841
Brenntag AG	654	116,844
Celesio AG*	645	22,959
Commerzbank AG*	12,297	193,268
Continental AG	1,397	323,510
Daimler AG	12,235	1,145,722
Deutsche Bank AG	17,456	614,062
Deutsche Boerse AG	2,452	190,270
Deutsche Lufthansa AG	2,929	62,876
Deutsche Post AG	12,291	444,401
Deutsche Telekom AG	39,595	693,856
Deutsche Wohnen AG	3,635	78,380
E.ON SE	25,428	524,968
Fraport AG Frankfurt Airport Services Worldwide	469	33,132
Fresenius Medical Care AG & Co. KGaA	2,749	184,751
Fresenius SE & Co. KGaA	1,599	238,394
Fuchs Petrolub SE, Preferred	902	40,776
GEA Group AG	2,323	109,975
Hannover Rueck SE	766	69,014
HeidelbergCement AG	1,791	152,831
Henkel AG & Co. KGaA:
Common	1,485	149,428
Preferred	2,264	261,693
Hochtief AG	293	25,356
Hugo Boss AG	402	60,072
Infineon Technologies AG	14,327	179,060
K+S AG	2,189	71,969
Kabel Deutschland Holding AG	281	41,144
Lanxess AG	1,163	78,488
Linde AG	2,359	501,555
MAN SE	447	55,230
Merck KGAA	1,642	142,499
Metro AG*	2,059	89,725
Muenchener Rueckversicherungs AG	2,279	505,138
OSRAM Licht AG*	1,130	56,985
Porsche Automobil Holding SE, Preferred	1,945	202,613
RTL Group SA	491	54,610
RWE AG	6,219	267,045
SAP SE	11,708	904,026
Siemens AG	10,076	1,330,483
Sky Deutschland AG*	5,573	51,333
ThyssenKrupp AG*	5,753	167,683
United Internet AG	1,479	65,149

12 www.calvert.com CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED)

EQUITY SECURITIES - CONT'D	SHARES	VALUE

Germany - Cont'd
Volkswagen AG:
Common	374	$96,670
Preferred	2,065	542,235
		15,972,636

Hong Kong - 2.8%
AIA Group Ltd.	153,053	770,172
ASM Pacific Technology Ltd.	3,054	33,356
Bank of East Asia Ltd.	16,005	66,392
BOC Hong Kong Holdings Ltd.	47,025	136,216
Cathay Pacific Airways Ltd.	14,997	28,019
Cheung Kong Holdings Ltd.	17,660	313,083
Cheung Kong Infrastructure Holdings Ltd.	7,750	53,648
CLP Holdings Ltd.	24,079	196,974
First Pacific Co. Ltd.	30,050	33,810
Galaxy Entertainment Group Ltd.	29,549	235,620
Genting Singapore plc	77,761	82,960
Hang Lung Properties Ltd.	28,459	87,761
Hang Seng Bank Ltd.	9,718	159,118
Henderson Land Development Co. Ltd.	13,204	77,347
HKT Trust / HKT Ltd:
Common	33,677	39,498
Rights (b)*	4,939	1,459
Hong Kong & China Gas Co. Ltd.	80,178	175,661
Hong Kong Exchanges and Clearing Ltd.	14,022	261,251
Hutchison Whampoa Ltd.	27,089	370,144
Hysan Development Co. Ltd.	8,109	38,085
Kerry Properties Ltd.	8,259	28,879
Li & Fung Ltd.	74,369	110,350
Link REIT	29,366	158,002
MGM China Holdings Ltd.	12,072	41,978
MTR Corp. Ltd.	18,422	71,071
New World Development Co. Ltd.	65,505	74,546
Noble Group Ltd.	54,748	60,165
NWS Holdings Ltd.	18,884	35,038
PCCW Ltd.	50,828	30,299
Power Assets Holdings Ltd.	17,629	154,447
Sands China Ltd.	30,741	233,028
Shangri-La Asia Ltd.	17,913	28,151
Sino Land Co.	38,004	62,373
SJM Holdings Ltd.	24,700	61,764
Sun Hung Kai Properties Ltd.:
Common	20,621	283,095
Warrants*	1,567	2,047
Swire Pacific Ltd.	8,055	99,099
Swire Properties Ltd.	14,868	43,451
Techtronic Industries Co.	17,440	55,918
Wharf Holdings Ltd.	19,253	139,113
Wheelock & Co. Ltd.	11,619	48,873

www.calvert.com CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 13

EQUITY SECURITIES - CONT'D	SHARES	VALUE

Hong Kong - Cont'd
Wynn Macau Ltd.	19,776	$77,825
Yue Yuen Industrial Holdings Ltd.	9,429	31,936
		5,092,022
Ireland - 0.3%
Bank of Ireland*	308,450	104,304
CRH plc	9,330	239,370
James Hardie Industries plc	5,636	73,521
Kerry Group plc	2,009	150,861
Ryanair Holdings plc*	2,271	21,484
		589,540

Israel - 0.5%
Bank Hapoalim BM	13,440	77,745
Bank Leumi Le-Israel BM*	16,853	65,794
Bezeq Israeli Telecommunication Corp. Ltd.	24,291	45,539
Delek Group Ltd.	59	24,427
Israel Chemicals Ltd.	5,660	48,517
Israel Corp. Ltd.*	34	19,380
Mizrahi Tefahot Bank Ltd.	1,750	22,644
NICE Systems Ltd.	744	30,412
Teva Pharmaceutical Industries Ltd.	10,854	574,061
		908,519

Italy - 2.4%
Assicurazioni Generali SpA	14,838	325,226
Atlantia SpA	5,246	149,530
Banca Monte dei Paschi di Siena SpA*	55,266	107,062
Banco Popolare SC*	4,602	75,793
Enel Green Power SpA	22,238	62,960
Enel SpA	83,647	487,155
ENI SpA	32,327	884,260
Exor SpA	1,251	51,363
Fiat SpA*	11,125	109,813
Finmeccanica SpA*	5,142	48,890
Intesa Sanpaolo SpA:
Milano Stock Exchange	147,808	456,516
OTC	11,849	31,503
Luxottica Group SpA	2,124	122,915
Mediobanca SpA*	7,660	76,345
Pirelli & C. SpA	3,022	48,489
Prysmian SpA	2,590	58,506
Saipem SpA*	3,364	90,728
Snam SpA	25,784	155,318
Telecom Italia SpA*	127,876	161,938
Telecom Italia SpA - RSP	76,579	75,642
Terna Rete Elettrica Nazionale SpA	19,157	101,026
UniCredit SpA	56,095	469,612
Unione di Banche Italiane SCPA	10,886	94,190
UnipolSai SpA	11,441	36,777
		4,281,557

14 www.calvert.com CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED)

EQUITY SECURITIES - CONT'D	SHARES	VALUE

Japan - 19.4%
ABC-Mart, Inc.	334	$17,874
Acom Co. Ltd.*	5,071	24,133
Advantest Corp.	2,028	25,070
Aeon Co. Ltd.	8,066	99,232
Aeon Financial Service Co. Ltd.	1,436	37,559
Aeon Mall Co. Ltd.	1,447	38,132
Air Water, Inc.	1,893	30,279
Aisin Seiki Co. Ltd.	2,434	96,851
Ajinomoto Co., Inc.	7,413	116,231
Alfresa Holdings Corp.	559	36,041
Amada Co. Ltd.	4,534	46,110
ANA Holdings, Inc.	14,746	34,798
Aozora Bank Ltd.	14,678	48,260
Asahi Glass Co. Ltd.	12,818	75,556
Asahi Group Holdings Ltd.	4,916	154,353
Asahi Kasei Corp.	16,041	122,747
Asics Corp.	2,032	47,409
Astellas Pharma, Inc.	27,583	362,490
Bandai Namco Holdings, Inc.	2,256	52,836
Bank of Kyoto Ltd.	4,336	39,430
Benesse Holdings, Inc.	846	36,712
Bridgestone Corp.	8,266	289,326
Brother Industries Ltd.	2,997	51,933
Calbee, Inc.	925	25,518
Canon, Inc.	14,406	468,821
Casio Computer Co. Ltd.	2,659	38,593
Central Japan Railway Co.	1,832	261,378
Chiba Bank Ltd.	9,457	66,763
Chiyoda Corp.	1,984	24,036
Chubu Electric Power Co., Inc.*	8,187	101,772
Chugai Pharmaceutical Co. Ltd.	2,844	80,170
Chugoku Bank Ltd.	2,137	32,874
Chugoku Electric Power Co., Inc.	3,772	51,470
Citizen Holdings Co. Ltd.	3,358	26,359
Credit Saison Co. Ltd.	1,885	39,234
Dai Nippon Printing Co. Ltd.	7,121	74,388
Daicel Corp.	3,478	33,242
Daido Steel Co. Ltd.	3,588	18,351
Daihatsu Motor Co. Ltd.	2,442	43,425
Dai-ichi Life Insurance Co. Ltd.	10,802	160,942
Daiichi Sankyo Co. Ltd.	8,109	151,323
Daikin Industries Ltd.	2,979	188,011
Daito Trust Construction Co. Ltd.	921	108,305
Daiwa House Industry Co. Ltd.	7,553	156,608
Daiwa Securities Group, Inc.	21,119	182,873
Dena Co. Ltd.	1,341	18,140
Denso Corp.	6,179	294,979
Dentsu, Inc.	2,748	111,922
Don Quijote Co. Ltd.	745	41,561
East Japan Railway Co.	4,266	336,082
Eisai Co. Ltd.	3,203	134,217
Electric Power Development Co. Ltd.	1,481	48,109

www.calvert.com CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 15

EQUITY SECURITIES - CONT'D	SHARES	VALUE

Japan - Cont'd
FamilyMart Co. Ltd.	744	$32,065
FANUC Corp.	2,434	419,846
Fast Retailing Co. Ltd.	673	221,476
Fuji Electric Co. Ltd.	7,114	33,716
Fuji Heavy Industries Ltd.	7,461	206,636
FUJIFILM Holdings Corp.	5,885	164,150
Fujitsu Ltd.	23,674	177,415
Fukuoka Financial Group, Inc.	9,833	47,476
Gree, Inc.	1,357	11,898
GungHo Online Entertainment, Inc.	5,123	33,081
Gunma Bank Ltd.	4,827	28,548
Hachijuni Bank Ltd.	5,297	32,792
Hakuhodo DY Holdings, Inc.	2,962	29,421
Hamamatsu Photonics KK	904	44,361
Hankyu Hanshin Holdings, Inc.	14,541	82,985
Hikari Tsushin, Inc.	212	16,013
Hino Motors Ltd.	3,285	45,247
Hirose Electric Co. Ltd.	381	56,616
Hisamitsu Pharmaceutical Co., Inc.	725	32,427
Hitachi Chemical Co. Ltd.	1,323	21,893
Hitachi Construction Machinery Co. Ltd.	1,366	27,218
Hitachi High-Technologies Corp.	787	18,727
Hitachi Ltd.	61,422	449,991
Hitachi Metals Ltd.	2,725	41,273
Hokuhoku Financial Group, Inc.	15,458	32,967
Hokuriku Electric Power Co.	2,138	28,350
Honda Motor Co. Ltd.	20,717	723,500
HOYA Corp.	5,528	183,721
Hulic Co. Ltd.	3,028	39,913
Ibiden Co. Ltd.	1,533	30,878
Idemitsu Kosan Co. Ltd.	1,118	24,296
IHI Corp.	16,936	78,928
Iida Group Holdings Co. Ltd.	2,057	31,257
INPEX Corp.	11,149	169,525
Isetan Mitsukoshi Holdings Ltd.	4,265	55,586
Isuzu Motors Ltd.	15,094	99,852
ITOCHU Corp.	19,133	245,774
Itochu Techno-Solutions Corp.	304	13,222
Iyo Bank Ltd.	3,085	31,191
J Front Retailing Co. Ltd.	6,132	43,048
Japan Airlines Co. Ltd.	760	42,022
Japan Display, Inc.*	4,585	28,158
Japan Exchange Group, Inc.	3,314	81,639
Japan Prime Realty Investment Corp.	9	32,302
Japan Real Estate Investment Corp.	15	87,382
Japan Retail Fund Investment Corp.	29	65,227
Japan Tobacco, Inc.	13,978	509,684
JFE Holdings, Inc.	6,246	128,953
JGC Corp.	2,633	80,019
Joyo Bank Ltd.	8,525	45,453
JSR Corp.	2,268	38,920
JTEKT Corp.	2,609	43,973

16 www.calvert.com CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED)

EQUITY SECURITIES - CONT'D	SHARES	VALUE

Japan - Cont'd
JX Holdings, Inc.	28,541	$152,737
Kajima Corp.	10,748	47,542
Kakaku.com, Inc.	1,873	32,826
Kamigumi Co. Ltd.	2,963	27,266
Kaneka Corp.	3,558	22,273
Kansai Electric Power Co., Inc.*	8,946	84,355
Kansai Paint Co. Ltd.	2,944	49,212
Kao Corp.	6,557	258,124
Kawasaki Heavy Industries Ltd.	18,059	68,827
KDDI Corp.	7,409	452,016
Keikyu Corp.	5,957	53,524
Keio Corp.	7,351	57,774
Keisei Electric Railway Co. Ltd.	3,505	34,918
Keyence Corp.	579	252,655
Kikkoman Corp.	1,871	38,979
Kintetsu Corp.	23,017	83,859
Kirin Holdings Co. Ltd.	10,423	150,561
Kobe Steel Ltd.	38,733	58,130
Koito Manufacturing Co. Ltd.	1,225	31,387
Komatsu Ltd.	11,868	275,608
Konami Corp.	1,276	28,209
Konica Minolta, Inc.	6,080	60,092
Kubota Corp.	14,369	203,731
Kuraray Co. Ltd.	4,378	55,503
Kurita Water Industries Ltd.	1,287	29,824
Kyocera Corp.	4,078	193,592
Kyowa Hakko Kirin Co. Ltd.	2,930	39,663
Kyushu Electric Power Co., Inc.*	5,423	61,094
Lawson, Inc.	828	62,133
LIXIL Group Corp.	3,381	91,268
M3, Inc.	2,464	39,218
Mabuchi Motor Co. Ltd.	312	23,659
Makita Corp.	1,512	93,455
Marubeni Corp.	20,981	153,504
Marui Group Co. Ltd.	3,037	29,177
Maruichi Steel Tube Ltd.	597	16,033
Mazda Motor Corp.	34,304	160,885
McDonald’s Holdings Company (Japan), Ltd.	844	23,708
Medipal Holdings Corp.	1,709	24,231
MEIJI Holdings Co. Ltd.	776	51,412
Miraca Holdings, Inc.	711	34,469
Mitsubishi Chemical Holdings Corp.	17,227	76,372
Mitsubishi Corp.	17,860	371,554
Mitsubishi Electric Corp.	24,557	303,083
Mitsubishi Estate Co. Ltd.	15,902	392,683
Mitsubishi Gas Chemical Co., Inc.	4,915	31,447
Mitsubishi Heavy Industries Ltd.	38,584	240,769
Mitsubishi Logistics Corp.	1,564	23,426
Mitsubishi Materials Corp.	14,203	49,783
Mitsubishi Motors Corp.	8,206	90,584
Mitsubishi Tanabe Pharma Corp.	2,853	42,733
Mitsubishi UFJ Financial Group, Inc.	161,991	993,250

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EQUITY SECURITIES - CONT'D	SHARES	VALUE

Japan - Cont'd
Mitsubishi UFJ Lease & Finance Co. Ltd.	6,261	$35,978
Mitsui & Co. Ltd.	22,082	354,079
Mitsui Chemicals, Inc.	10,390	28,417
Mitsui Fudosan Co. Ltd.	10,640	358,869
Mitsui OSK Lines Ltd.	13,796	51,354
Mizuho Financial Group, Inc.	292,491	600,692
MS&AD Insurance Group Holdings, Inc.	6,438	155,547
Murata Manufacturing Co. Ltd.	2,576	241,144
Nabtesco Corp.	1,466	32,423
Nagoya Railroad Co. Ltd.	10,642	42,450
NEC Corp.	33,100	105,562
Nexon Co. Ltd.	1,674	15,983
NGK Insulators Ltd.	3,330	75,622
NGK Spark Plug Co. Ltd.	2,272	64,113
NH Foods Ltd.	2,203	43,046
NHK Spring Co. Ltd.	2,016	18,910
Nidec Corp.	2,581	158,407
Nikon Corp.	4,330	68,191
Nintendo Co. Ltd.	1,350	161,619
Nippon Building Fund, Inc.	17	99,368
Nippon Electric Glass Co. Ltd.	5,058	29,465
Nippon Express Co. Ltd.	10,799	52,353
Nippon Paint Co. Ltd.	2,192	46,403
Nippon Prologis REIT, Inc.	16	37,314
Nippon Steel & Sumitomo Metal Corp.	96,612	309,067
Nippon Telegraph & Telephone Corp.	4,766	297,310
Nippon Yusen KK	20,529	59,187
Nissan Motor Co. Ltd.	31,596	299,800
Nisshin Seifun Group, Inc.	2,461	29,377
Nissin Foods Holdings Co. Ltd.	746	38,375
Nitori Holdings Co. Ltd.	872	47,698
Nitto Denko Corp.	1,987	93,131
NKSJ Holdings, Inc.	4,222	113,721
NOK Corp.	1,210	24,312
Nomura Holdings, Inc.	46,147	326,692
Nomura Real Estate Holdings, Inc.	1,576	29,830
Nomura Research Institute Ltd.	1,429	45,009
NSK Ltd.	5,954	77,423
NTT Data Corp.	1,604	61,607
NTT DoCoMo, Inc.	19,414	332,001
NTT Urban Development Corp.	1,463	16,467
Obayashi Corp.	8,251	58,901
Odakyu Electric Railway Co. Ltd.	7,960	76,629
Oji Holdings Corp.	10,144	41,766
Olympus Corp.*	3,048	105,031
Omron Corp.	2,597	109,490
Ono Pharmaceutical Co. Ltd.	1,048	92,300
Oracle Corp. Japan	484	21,170
Oriental Land Co. Ltd.	635	108,811
ORIX Corp.	16,669	276,335
Osaka Gas Co. Ltd.	23,827	100,220
Otsuka Corp.	603	29,233

18 www.calvert.com CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED)

EQUITY SECURITIES - CONT'D	SHARES	VALUE

Japan - Cont'd
Otsuka Holdings Co. Ltd.	4,962	$153,838
Panasonic Corp.	28,055	341,823
Park24 Co. Ltd.	1,252	22,770
Rakuten, Inc.	10,096	130,486
Resona Holdings, Inc.	28,057	163,444
Ricoh Co. Ltd.	8,992	107,162
Rinnai Corp.	464	44,806
Rohm Co. Ltd.	1,224	70,216
Sankyo Co. Ltd.	620	23,844
Sanrio Co. Ltd.	622	18,074
Santen Pharmaceutical Co. Ltd.	944	53,128
SBI Holdings, Inc.	2,568	31,441
Secom Co. Ltd.	2,668	163,062
Sega Sammy Holdings, Inc.	2,368	46,598
Seiko Epson Corp.	1,650	70,216
Sekisui Chemical Co. Ltd.	5,413	62,692
Sekisui House Ltd.	6,983	95,768
Seven & I Holdings Co. Ltd.	9,575	403,496
Seven Bank Ltd.	7,567	30,931
Sharp Corp.*	19,456	62,433
Shikoku Electric Power Co., Inc.*	2,267	31,650
Shimadzu Corp.	3,009	27,600
Shimamura Co. Ltd.	281	27,634
Shimano, Inc.	1,001	111,090
Shimizu Corp.	7,515	53,202
Shin-Etsu Chemical Co. Ltd.	5,216	317,142
Shinsei Bank Ltd.	20,970	47,207
Shionogi & Co. Ltd.	3,792	79,150
Shiseido Co. Ltd.	4,574	83,414
Shizuoka Bank Ltd.	6,761	73,097
Showa Shell Sekiyu KK	2,394	27,207
SMC Corp.	700	187,372
Softbank Corp.	12,206	909,063
Sony Corp.	13,199	219,201
Sony Financial Holdings, Inc.	2,211	37,723
Stanley Electric Co. Ltd.	1,813	47,276
Sumitomo Chemical Co. Ltd.	18,933	71,597
Sumitomo Corp.	14,303	193,192
Sumitomo Dainippon Pharma Co. Ltd.	2,022	23,259
Sumitomo Electric Industries Ltd.	9,584	134,846
Sumitomo Heavy Industries Ltd.	7,028	33,447
Sumitomo Metal Mining Co. Ltd.	6,652	108,042
Sumitomo Mitsui Financial Group, Inc.	16,172	677,666
Sumitomo Mitsui Trust Holdings, Inc.	42,164	192,752
Sumitomo Realty & Development Co. Ltd.	4,537	194,731
Sumitomo Rubber Industries, Inc.	2,172	31,353
Suntory Beverage & Food Ltd.	1,767	69,351
Suruga Bank Ltd.	2,296	44,569
Suzuken Co. Ltd.	895	33,315
Suzuki Motor Corp.	4,634	145,179
Sysmex Corp.	1,845	69,315
T&D Holdings, Inc.	7,361	100,080

www.calvert.com CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 19

EQUITY SECURITIES - CONT'D	SHARES	VALUE

Japan - Cont'd
Taiheiyo Cement Corp.	14,943	$60,197
Taisei Corp.	13,041	72,235
Taisho Pharmaceutical Holdings Co. Ltd.	400	29,186
Taiyo Nippon Sanso Corp.	3,027	26,809
Takashimaya Co. Ltd.	3,363	32,640
Takeda Pharmaceutical Co. Ltd.	10,035	465,585
TDK Corp.	1,564	73,351
Teijin Ltd.	11,888	29,814
Terumo Corp.	3,860	86,324
The Bank of Yokohama Ltd.	14,777	85,061
The Hiroshima Bank Ltd.	6,356	30,374
THK Co. Ltd.	1,445	34,070
Tobu Railway Co. Ltd.	12,984	67,946
Toho Co. Ltd.	1,440	33,782
Toho Gas Co. Ltd.	5,203	28,614
Tohoku Electric Power Co., Inc.	5,751	67,515
Tokio Marine Holdings, Inc.	8,801	289,543
Tokyo Electric Power Co., Inc.*	18,379	76,579
Tokyo Electron Ltd.	2,180	147,400
Tokyo Gas Co. Ltd.	30,393	177,653
Tokyo Tatemono Co. Ltd.	5,228	48,367
Tokyu Corp.	14,451	102,447
Tokyu Fudosan Holdings Corp.	6,107	48,178
TonenGeneral Sekiyu KK	3,591	34,109
Toppan Printing Co. Ltd.	7,110	55,038
Toray Industries, Inc.	18,659	122,698
Toshiba Corp.	51,158	238,919
TOTO Ltd.	3,598	48,492
Toyo Seikan Group Holdings Ltd.	2,075	31,879
Toyo Suisan Kaisha Ltd.	1,127	34,774
Toyoda Gosei Co. Ltd.	826	17,159
Toyota Industries Corp.	2,070	106,893
Toyota Motor Corp.	35,053	2,105,672
Toyota Tsusho Corp.	2,699	77,628
Trend Micro, Inc.	1,337	44,025
Unicharm Corp.	1,577	94,000
United Urban Investment Corp.	31	50,044
USS Co. Ltd.	2,786	47,561
West Japan Railway Co.	2,092	92,124
Yahoo! Japan Corp.	18,274	84,441
Yakult Honsha Co. Ltd.	1,117	56,578
Yamada Denki Co. Ltd.	11,053	39,397
Yamaguchi Financial Group, Inc.	2,687	28,334
Yamaha Corp.	2,130	33,670
Yamaha Motor Co. Ltd.	3,333	57,360
Yamato Holdings Co. Ltd.	4,622	95,790
Yamato Kogyo Co. Ltd.	487	14,281
Yamazaki Baking Co. Ltd.	1,399	17,474
Yaskawa Electric Corp.	2,885	34,952

20 www.calvert.com CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED)

EQUITY SECURITIES - CONT'D	SHARES	VALUE

Japan - Cont'd
Yokogawa Electric Corp.	2,730	$34,529
Yokohama Rubber Co. Ltd.	2,612	22,592
		35,247,191

Luxembourg - 0.3%
Altice SA*	773	53,845
ArcelorMittal	12,698	188,271
Millicom International Cellular SA (SDR)	840	76,860
ProSiebenSat.1 Media AG	2,780	123,827
SES SA (FDR)	3,861	146,419
		589,222

Netherlands - 4.9%
Aegon NV	23,023	200,906
Airbus Group NV	7,465	500,164
Akzo Nobel NV	3,047	228,389
ASML Holding NV	4,542	422,901
CNH Industrial NV*	11,997	123,184
Corio NV	874	44,631
Delta Lloyd NV	2,522	64,014
Fugro NV (CVA)	943	53,984
Gemalto NV	1,006	104,259
Heineken Holding NV	1,281	84,206
Heineken NV	2,927	210,098
ING Groep NV (CVA)*	48,804	685,523
Koninklijke Ahold NV:
Amsterdam Stock Exchange	11,367	213,355
OTC (ADR)*	456	8,559
Koninklijke Boskalis Westminster NV	1,101	63,134
Koninklijke DSM NV	2,190	159,475
Koninklijke KPN NV*	40,699	148,268
Koninklijke Philips NV	12,331	391,234
Koninklijke Vopak NV	893	43,645
OCI NV*	1,071	41,788
QIAGEN NV*	3,046	73,811
Randstad Holding NV	1,578	85,529
Reed Elsevier NV	8,862	203,220
Royal Dutch Shell plc:
Series A	49,535	2,049,128
Series B	31,075	1,351,397
Tenaris SA	6,000	141,286
TNT Express NV	5,559	50,306
Unilever NV (CVA)	20,700	905,583
Wolters Kluwer NV	3,836	113,541
Ziggo NV	1,906	88,120
		8,853,638

New Zealand - 0.1%
Auckland International Airport Ltd.:
New Zealand Stock Exchange	11,636	39,727
OTC*	466	1,591
Contact Energy Ltd.	4,659	21,657

www.calvert.com CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 21

EQUITY SECURITIES - CONT'D	SHARES	VALUE

New Zealand - Cont'd
Fletcher Building Ltd.	8,741	$67,413
Ryman Healthcare Ltd.	4,742	35,492
Telecom Corp. of New Zealand Ltd.	23,183	54,389
Xero Ltd.*	810	18,429
		238,698

Norway - 0.8%
Aker Solutions ASA	1,915	33,294
DnB ASA	12,419	227,260
Gjensidige Forsikring ASA	2,541	45,587
Norsk Hydro ASA	17,090	91,508
Orkla ASA	10,358	92,323
Seadrill Ltd.	4,770	189,280
StatoilHydro ASA	14,182	435,775
Telenor ASA	9,636	219,552
Yara International ASA	2,300	115,275
		1,449,854

Portugal - 0.2%
Banco Espirito Santo SA*	32,167	26,511
Energias de Portugal SA	29,428	147,617
Galp Energia SGPS SA, B Shares	4,899	89,739
Jeronimo Martins SGPS SA	3,198	52,604
		316,471

Singapore - 1.3%
Ascendas Real Estate Investment Trust	25,951	47,878
CapitaCommercial Trust	25,627	34,946
CapitaLand Ltd.	32,570	83,603
CapitaMall Trust	30,777	48,758
CapitaMalls Asia Ltd.(b)	16,451	31,011
City Developments Ltd.	5,199	42,663
ComfortDelgro Corp. Ltd.	25,665	51,468
DBS Group Holdings Ltd.	21,798	292,878
Global Logistic Properties Ltd.	39,317	85,153
Golden Agri-Resources Ltd.	89,725	39,945
Hutchison Port Holdings Trust	71,954	51,807
Jardine Cycle & Carriage Ltd.	1,356	48,142
Keppel Corp. Ltd.	18,393	159,195
Keppel Land Ltd.	8,840	23,968
Olam International Ltd.	6,321	13,082
Oversea-Chinese Banking Corp. Ltd.	32,797	251,242
SembCorp Industries Ltd.	12,493	53,814
SembCorp Marine Ltd.	10,622	34,934
Singapore Airlines Ltd.	6,861	57,072
Singapore Exchange Ltd.	10,213	56,937
Singapore Press Holdings Ltd.	20,340	68,037
Singapore Technologies Engineering Ltd.	19,747	60,192
Singapore Telecommunications Ltd.	101,304	312,855
StarHub Ltd.	7,663	25,632
United Overseas Bank Ltd.	16,169	292,083
UOL Group Ltd.	5,877	30,737

22 www.calvert.com CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED)

EQUITY SECURITIES - CONT'D	SHARES	VALUE

Singapore - Cont'd
Wilmar International Ltd.	24,412	$62,467
Yangzijiang Shipbuilding Holdings Ltd.	24,380	21,121
		2,381,620

Spain - 3.5%
Abertis Infraestructuras SA	5,136	118,163
ACS Actividades de Construccion y Servicios SA	2,217	101,375
Amadeus IT Holding SA	4,834	199,334
Banco Bilbao Vizcaya Argentaria SA	74,968	955,428
Banco de Sabadell SA	43,336	147,848
Banco Popular Espanol SA	22,245	148,618
Banco Santander SA	150,042	1,567,315
Bankia SA*	58,544	113,492
CaixaBank	22,562	139,214
Caixabank SA*	246	1,521
Distribuidora Internacional de Alimentacion SA	7,860	72,355
Enagas SA	2,578	82,941
Ferrovial SA	5,126	114,144
Gas Natural SDG SA	4,450	140,518
Grifols SA	1,895	103,553
Iberdrola SA	64,794	495,247
Inditex SA	2,772	426,558
International Consolidated Airlines Group SA, OTC*	12,905	81,819
Mapfre SA	11,740	46,787
Red Electrica de Espana SA	1,375	125,747
Repsol SA	11,221	295,874
Telefonica Deutschland Holding AG*	3,548	29,334
Telefonica SA	52,050	892,163
Zardoya Otis SA	2,125	37,820
		6,437,168

Sweden - 2.9%
Alfa Laval AB	3,997	102,905
Assa Abloy AB, Series B	4,245	215,788
Atlas Copco AB:
Series A	8,533	246,352
Series B	4,958	132,317
Boliden AB	3,475	50,370
Electrolux AB, Series B	3,057	77,242
Elekta AB, Series B	4,683	59,513
Getinge AB, Series B	2,543	66,764
Hennes & Mauritz AB, B Shares	12,065	526,722
Hexagon AB, B Shares	3,233	104,117
Husqvarna AB, Series B	5,179	40,226
Industrivarden AB, C Shares	1,566	30,906
Investment AB Kinnevik, Series B	2,991	127,358
Investor AB, Series B	5,788	216,947
Lundin Petroleum AB*	2,827	57,144
Nordea Bank AB	38,599	544,201
Sandvik AB	13,549	184,948
Securitas AB, Series B	3,979	47,146
Skandinaviska Enskilda Banken AB	19,303	257,720

www.calvert.com CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 23

EQUITY SECURITIES - CONT'D	SHARES	VALUE

Sweden - Cont'd
Skanska AB, Series B	4,828	$110,080
SKF AB, Series B	5,031	128,248
Svenska Cellulosa AB SCA, Series B	7,457	194,104
Svenska Handelsbanken AB	6,342	310,154
Swedbank AB	11,508	304,884
Swedish Match AB	2,566	89,005
Tele2 AB, B Shares	4,054	47,701
Telefonaktiebolaget LM Ericsson, Series B	38,673	466,898
TeliaSonera AB	30,264	220,855
Volvo AB, Series B	19,426	267,349
		5,227,964

Switzerland - 9.1%
ABB Ltd.*	27,944	643,419
Actelion Ltd.*	1,299	164,343
Adecco SA*	2,164	178,127
Aryzta AG*	1,108	104,947
Baloise Holding AG	603	71,053
Barry Callebaut AG*	27	36,686
Cie Financiere Richemont SA	6,633	695,947
Coca-Cola HBC AG*	2,545	58,419
Credit Suisse Group AG*	19,269	551,008
EMS-Chemie Holding AG	104	41,513
Geberit AG	480	168,488
Givaudan SA*	117	195,121
Glencore plc*	134,992	751,686
Holcim Ltd.*	2,909	255,688
Julius Baer Group Ltd.*	2,844	117,243
Kuehne + Nagel International AG	686	91,276
Lindt & Spruengli AG:
Participation Certificate	11	55,989
Registered Shares	1	61,769
Lonza Group AG*	672	73,122
Nestle SA	40,980	3,174,523
Novartis AG	29,231	2,646,726
Pargesa Holding SA	392	35,206
Partners Group Holding AG	220	60,132
Roche Holding AG	8,928	2,662,746
Schindler Holding AG:
Participation Certificates	586	89,071
Registered Shares	270	40,705
SGS SA	69	165,332
Sika AG	27	110,393
Sonova Holding AG	682	104,048
STMicroelectronics NV	8,099	72,648
Sulzer AG	304	42,643
Swatch Group AG:
Bearer Shares	391	236,095
Registered Shares	630	69,972
Swiss Life Holding AG*	407	96,512
Swiss Prime Site AG*	730	60,501
Swiss Re AG*	4,475	398,125
24 www.calvert.com CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED)

EQUITY SECURITIES - CONT'D	SHARES	VALUE

Switzerland - Cont'd
Swisscom AG	296	$172,056
Syngenta AG	1,183	440,599
Transocean Ltd.*	4,587	206,165
UBS AG*	46,387	851,008
Zurich Insurance Group AG*	1,892	570,256
		16,621,306

United Kingdom - 18.3%
3i Group plc	12,348	84,884
Aberdeen Asset Management plc	11,638	90,354
Admiral Group plc	2,456	65,071
Aggreko plc	3,254	91,836
AMEC plc	3,788	78,722
Anglo American plc	17,718	433,373
Antofagasta plc	5,011	65,397
ARM Holdings plc	17,904	269,797
ASOS plc*	689	34,884
Associated British Foods plc	4,527	236,091
AstraZeneca plc	16,024	1,189,656
Aviva plc	37,449	326,999
Babcock International Group plc	6,370	126,607
BAE Systems plc	40,438	299,425
Barclays plc	207,785	756,304
BG Group plc	43,326	915,222
BHP Billiton plc	26,839	867,409
BP plc	234,679	2,066,845
British American Tobacco plc	23,974	1,426,201
British Land Co. plc	12,172	146,258
British Sky Broadcasting Group plc	13,013	201,213
BT Group plc	100,527	661,822
Bunzl plc	4,239	117,605
Burberry Group plc	5,637	142,988
Capita plc	8,376	164,041
Carnival plc*	2,335	88,185
Centrica plc	64,533	345,050
Cobham plc	14,468	77,284
Compass Group plc	22,725	395,308
Croda International plc	1,725	64,941
Diageo plc	31,913	1,018,568
Direct Line Insurance Group plc	19,061	87,963
easyJet plc	2,016	47,069
Experian plc	12,619	213,252
Fresnillo plc	2,809	41,897
Friends Life Group Ltd.	18,021	97,188
G4S plc	19,717	86,066
GKN plc	20,841	129,436
GlaxoSmithKline plc	61,744	1,651,742
Hammerson plc	9,059	89,871
Hargreaves Lansdown plc	3,013	63,801
HSBC Holdings plc	239,312	2,426,927
ICAP plc	6,997	45,479
IMI plc	3,464	88,105

www.calvert.com CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 25

EQUITY SECURITIES - CONT'D	SHARES	VALUE

United Kingdom - Cont'd
Imperial Tobacco Group plc	12,233	$550,300
Inmarsat plc	5,412	69,196
InterContinental Hotels Group plc	3,286	136,073
Intertek Group plc	2,050	96,392
Intu Properties plc, REIT	11,137	59,358
Investec plc	6,962	64,185
ITV plc	48,596	148,122
J Sainsbury plc	15,710	84,779
Johnson Matthey plc	2,604	138,074
Kingfisher plc	30,197	185,425
Land Securities Group plc	10,022	177,593
Legal & General Group plc	75,196	289,907
Lloyds TSB Group plc*	725,567	921,477
London Stock Exchange Group plc	2,239	76,862
Marks & Spencer Group plc	20,733	150,788
Meggitt plc	10,133	87,700
Melrose Industries plc	13,619	60,613
National Grid plc	47,404	681,091
Next plc	1,970	218,181
Old Mutual plc	62,235	210,452
Pearson plc	10,408	205,439
Persimmon plc*	3,872	84,309
Petrofac Ltd.	3,296	67,821
Prudential plc	32,539	746,352
Randgold Resources Ltd.	1,117	93,102
Reckitt Benckiser Group plc	8,236	718,451
Reed Elsevier plc	14,758	237,283
Rexam plc	8,946	81,864
Rio Tinto plc	16,165	859,483
Rolls-Royce Holdings plc*	23,894	436,895
Royal Bank of Scotland Group plc*	31,539	177,158
Royal Mail plc*	8,260	70,500
RSA Insurance Group plc	12,868	104,504
SABMiller plc	12,246	709,657
Sage Group plc	13,946	91,623
Schroders plc	1,579	67,682
Segro plc	9,431	55,685
Severn Trent plc	3,036	100,327
Shire plc	7,470	583,912
Smith & Nephew plc	11,358	201,850
Smiths Group plc	5,012	111,189
Sports Direct International plc*	3,422	41,353
SSE plc	12,279	329,111
Standard Chartered plc	30,846	629,961
Standard Life plc	30,202	193,257
Subsea 7 SA	3,576	66,722
Tate & Lyle plc	5,918	69,288
Tesco plc	102,889	500,154
The Weir Group plc	2,708	121,310
Travis Perkins plc	3,137	87,890
TUI Travel plc	6,393	43,521
Tullow Oil plc	11,566	168,849

26 www.calvert.com CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED)

EQUITY SECURITIES - CONT'D	SHARES	VALUE

United Kingdom - Cont'd
Unilever plc	16,310	$739,562
United Utilities Group plc	8,665	130,722
Vodafone Group plc	335,973	1,120,598
Whitbread plc	2,305	173,829
William Hill plc	11,021	61,831
William Morrison Supermarkets plc	26,706	83,776
Wolseley plc	3,378	185,066
WPP plc	17,099	372,607
		33,248,197

Total Equity Securities (Cost $133,025,178)		174,246,525

EXCHANGE TRADED PRODUCTS - 2.4%
iShares MSCI EAFE ETF	62,482	4,271,894

Total Exchange Traded Products (Cost $4,348,555)		4,271,894

TIME DEPOSIT - 0.6%	PRINCIPAL AMOUNT
State Street Bank Time Deposit, 0.083%, 7/1/14	$1,151,385	1,151,385

Total Time Deposit (Cost $1,151,385)		1,151,385

TOTAL INVESTMENTS (Cost $138,525,118) - 98.8%		179,669,804
Other assets and liabilities, net - 1.2%		2,106,912
NET ASSETS - 100%		$181,776,716

NET ASSETS CONSIST OF:
Paid-in capital applicable to the following shares of common stock outstanding;
$0.10 par value, 20,000,000 shares authorized:
Class I: 1,985,057 shares outstanding		$152,306,543
Class F: 40,573 shares outstanding		2,466,575
Undistributed net investment income		3,806,017
Accumulated net realized gain (loss) on investments and foreign currency transactions		(17,953,918)
Net unrealized appreciation (depreciation) on investments, foreign currencies,
and assets and liabilities denominated in foreign currencies		41,151,499

NET ASSETS		$181,776,716

NET ASSET VALUE PER SHARE
Class I (based on net assets of $178,122,171)		$89.73
Class F (based on net assets of $3,654,545)		$90.07

See notes to financial statements.

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(b)	This security was valued under the direction of the Board of Directors. See Note A.

*	Non-income producing security.
Abbreviations:
CVA: Certificaten Van Aandelen
ETF: Exchange Traded Fund
FDR: Fiduciary Depositary Receipts
plc: Public Limited Company
REIT: Real Estate Investment Trust
SDR: Swedish Depositary Receipts

See notes to financial statements.

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STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2014

NET INVESTMENT INCOME
Investment Income:
Dividend income (net of foreign taxes withheld of $282,101)	$4,327,001
Interest income	395
Total investment income	4,327,396

Expenses:
Investment advisory fee	452,082
Transfer agency fees and expenses	9,596
Administrative fees	80,729
Distribution Plan expenses:
Class F	3,222
Directors’ fees and expenses	14,441
Custodian fees	95,879
Reports to shareholders	25,200
Professional fees	23,587
Accounting fees	13,192
Miscellaneous	30,777
Total expenses	748,705
Reimbursement from Advisor:
Class F	(587)
Net expenses	748,118

NET INVESTMENT INCOME	3,579,278

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	1,962,823
Foreign currency transactions	1,029
1,963,852

Change in unrealized appreciation (depreciation) on:
Investments and foreign currencies	1,409,885
Assets and liabilities denominated in foreign currencies	(1,392)
1,408,493

NET REALIZED AND UNREALIZED GAIN (LOSS)	3,372,345

INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$6,951,623

See notes to financial statements.

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STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS	SIX MONTHS ENDED JUNE 30, 2014	YEAR ENDED DECEMBER 31, 2013
Operations:
Net investment income	$3,579,278	$3,262,013
Net realized gain (loss)	1,963,852	1,254,858
Change in unrealized appreciation (depreciation)	1,408,493	24,347,900

INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	6,951,623	28,864,771

Distributions to shareholders from:
Net investment income:
Class I shares	—	(3,511,567)
Class F shares	—	(62,016)
Total distributions	—	(3,573,583)

Capital share transactions:
Shares sold:
Class I shares	24,949,605	16,622,125
Class F shares	885,635	916,016
Reinvestment of distributions:
Class I shares	—	3,511,567
Class F shares	—	62,016
Shares redeemed:
Class I shares	(12,818,214)	(28,260,195)
Class F shares	(504,994)	(423,507)
Total capital share transactions	12,512,032	(7,571,978)

TOTAL INCREASE (DECREASE) IN NET ASSETS	19,463,655	17,719,210

NET ASSETS
Beginning of period	162,313,061	144,593,851
End of period (including undistributed net investment income
of $3,806,017 and $226,739 respectively)	$181,776,716	$162,313,061

See notes to financial statements.

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STATEMENTS OF CHANGES IN NET ASSETS

CAPITAL SHARE ACTIVITY	SIX MONTHS ENDED JUNE 30, 2014	YEAR ENDED DECEMBER 31, 2013
Shares sold:
Class I shares	284,315	207,500
Class F shares	10,234	11,357
Reinvestment of distributions:
Class I shares	—	42,140
Class F shares	—	740
Shares redeemed:
Class I shares	(150,881)	(352,857)
Class F shares	(5,895)	(5,244)
Total capital share activity	137,773	(96,364)

See notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS
NOTE A — SIGNIFICANT ACCOUNTING POLICIES
General: Calvert VP EAFE International Index Portfolio (the “Portfolio”), a series of Calvert Variable Products, Inc. (the “Fund”), is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund is comprised of twelve separate portfolios. The operations of each series of the Fund are accounted for separately. Shares of the Portfolio are sold without sales charge to affiliated and unaffiliated insurance companies for allocation to certain of their variable separate accounts. The Portfolio offers Class F and Class I shares. Class F shares are subject to Distribution Plan Expenses, while Class I shares are not. Each class has different: (a) dividend rates, due to differences in Distribution Plan expenses and other class-specific expenses, (b) exchange privileges; and (c) class-specific voting rights.
Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Portfolio uses independent pricing services approved by the Board of Directors (“the Board”) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
The Board has adopted Valuation Procedures (the “Procedures”) to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. The Board has delegated the day-to-day responsibility for determining the fair value of assets of the Portfolio to Calvert Investment Management, Inc. (the “Advisor” or “Calvert”) and has provided these Procedures to govern Calvert in its valuation duties.
Calvert has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated.
The Valuation Committee meets on a regular basis to review illiquid securities and other investments which may not have readily available market prices. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.
The Valuation Committee utilizes various methods to measure the fair value of the Portfolio’s investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. There were no such transfers during the period. Valuation techniques used to value the Portfolio’s investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are categorized as Level 2 in the hierarchy. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which foreign securities are traded, and before the close of business of the Portfolio, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account. The Portfolio has retained a third party fair value pricing service to quantitatively analyze the price

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movement of its holdings on foreign exchanges and to automatically fair value if the variation from the prior day’s closing price exceeds specified parameters. Such securities would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing this technique may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and such securities are categorized as Level 3 in the hierarchy.
Exchange traded funds are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Short-term securities of sufficient credit quality with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Advisor, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by the Valuation Committee.
The Valuation Committee considers a number of factors, including significant unobservable valuation inputs when arriving at fair value. It considers all significant facts that are reasonably available and relevant to the determination of fair value.
The Valuation Committee primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. When more appropriate, the fund may employ an income-based or cost approach. An income-based valuation approach discounts anticipated future cash flows of the investment to calculate a present amount (discounted). The measurement is based on the value indicated by current market expectations about those future amounts. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. A cost based approach is based on the amount that currently would be required to replace the service capacity of an asset (current replacement cost). From the seller’s perspective, the price that would be received for the asset is determined based on the cost to a buyer to acquire or construct a substitute asset of comparable utility, adjusted for obsolescence.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.
At June 30, 2014, securities valued at $32,470 or 0% of net assets were fair valued in good faith under the direction of the Board.
The following table summarizes the market value of the Portfolio's holdings as of June 30, 2014, based on the inputs used to value them:

	VALUATION INPUTS
INVESTMENTS IN SECURITIES	LEVEL 1	LEVEL 2	LEVEL 3		TOTAL
Equity securities*	$174,246,525	—	$0		$174,246,525
Exchange traded products	4,271,894	—	—		4,271,894
Other debt obligations	—	$1,151,385	—		1,151,385
TOTAL	$178,518,419	$1,151,385	$0	**	$179,669,804

* For further breakdown of equity securities by industry type, please refer to the Statement of Net Assets. ** Level 3 securities represent 0.0% of net assets.
Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Portfolio is informed of the

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ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Portfolio’s understanding of the applicable country’s tax rules and rates. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a specific class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets.
Foreign Currency Transactions: The Portfolio’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are translated into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities and foreign currencies is included with the net realized and unrealized gain or loss on investments and foreign currencies.
Distributions to Shareholders: Distributions to shareholders are recorded by the Portfolio on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Portfolio’s capital accounts to reflect income and gains available for distribution under income tax regulations.
Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Federal Income Taxes: No provision for federal income or excise tax is required since the Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Portfolio’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Portfolio’s financial statements. A Portfolio’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.
NOTE B — RELATED PARTY TRANSACTIONS
Calvert Investment Management, Inc. (the “Advisor”) is wholly-owned by Calvert Investments, Inc., which is indirectly wholly-owned by Ameritas Mutual Holding Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and Directors of the Fund who are employees of the Advisor or its affiliates. For its services, the Advisor receives an annual fee, payable monthly, of .56% of the Portfolio’s average daily net assets. Under the terms of the agreement, $81,198 was payable at period end. In addition, $1,280 was payable at period end for operating expenses paid by the Advisor during June 2014.
The Advisor has contractually agreed to limit net annual portfolio operating expenses through April 30, 2015. The contractual expense caps are 1.19% for Class F and .99% for Class I. For the purpose of this expense limit, operating expenses do not include interest expense, brokerage commissions, taxes and extraordinary expenses. This expense limitation does not limit acquired fund fees and expenses, if any.
Calvert Investment Administrative Services, Inc., an affiliate of the Advisor, provides administrative services to the Portfolio for an annual fee, payable monthly, of .10% of the Portfolio’s average daily net assets. Under the terms of the agreement, $14,492 was payable at period end.
Calvert Investment Distributors, Inc. (“CID”), an affiliate of the Advisor, is the distributor and principal underwriter for the Portfolio. Pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Portfolio has adopted a Distribution plan that permits the Portfolio to pay certain expenses associated with the distribution and servicing of its Class F shares. The expenses paid may not exceed .20% annually of the average daily net assets of Class F. Under the terms of the agreement, $585 was payable at period end.
Calvert Investment Services, Inc. (“CIS”), an affiliate of the Advisor, acts as shareholder servicing agent for the Portfolio. For its services, CIS received a fee of $5,847 for the six months ended June 30, 2014. Under the terms of the agreement, $1,021 was payable at period end. Boston Financial Data Services, Inc. is the transfer and dividend disbursing agent.

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Each Director of the Fund who is not an employee of the Advisor or its affiliates receives a fee of $1,500 for each Board and Committee meeting attended plus an annual fee of $40,000. Committee chairs receive an additional $5,000 annual retainer. Directors’ fees are allocated to each of the portfolios served.
NOTE C — INVESTMENT ACTIVITY AND TAX INFORMATION
During the period, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $43,654,502 and $30,998,471, respectively.

CAPITAL LOSS CARRYFORWARD

EXPIRATION DATE
31-Dec-15	($186,055)
31-Dec-17	($15,302,273)
31-Dec-18	($15,978)

NO EXPIRATION DATE
Long-term	($1,707,664)
Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred in taxable years beginning after December 22, 2010 can be carried forward to offset future capital gains for an unlimited period. These losses are required to be utilized prior to the losses incurred in pre-enactment taxable years and will retain their character as either long-term or short-term. Capital losses incurred in pre-enactment taxable years can be utilized until expiration. The Portfolio’s use of net capital losses acquired from reorganizations may be limited under certain tax provisions.
As of June 30, 2014, the tax basis components of appreciation/(depreciation) and the federal tax cost were as follows:

Unrealized appreciation	$44,443,649
Unrealized (depreciation)	(6,611,292)
Net unrealized appreciation/(depreciation)	$37,832,357

Federal income tax cost of investments	$141,837,447
NOTE D — LINE OF CREDIT
A financing agreement is in place with the Calvert Funds and State Street Corporation (“SSC”). Under the agreement, SSC provides an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), accessible by the Funds for temporary or emergency purposes only. Borrowings under the committed facility bear interest at the higher of the London Interbank Offered Rate (LIBOR) or the overnight Federal Funds Rate plus 1.25% per annum. A commitment fee of .11% per annum is incurred on the unused portion of the committed facility, which is allocated to all participating funds. The Portfolio had no loans outstanding pursuant to this line of credit at June 30, 2014.
For the six months ended June 30, 2014, borrowing information by the Portfolio under the Agreement was as follows:

Average Daily Balance	Weighted Average Interest Rate	Maximum Amount Borrowed	Month Of Maximum Amount Borrowed
$56,881	1.34%	$1,740,611	February 2014
NOTE E — SUBSEQUENT EVENTS
In preparing the financial statements as of June 30, 2014, no subsequent events or transactions occurred that would have required recognition or disclosure in these financial statements.

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FINANCIAL HIGHLIGHTS

	PERIODS ENDED
	JUNE 30,		DECEMBER 31,
CLASS I SHARES	2014 (z)		2013 (z)	2012 (z)	2011 (z)	2010 (z)	2009
Net asset value, beginning	$85.97		$72.87	$63.54	$74.78	$70.89	$56.55
Income from investment operations:
Net investment income	1.89		1.70	1.70	1.85	1.27	1.33
Net realized and unrealized gain (loss)	1.87		13.34	9.30	(11.37)	3.49	14.41
Total from investment operations	3.76		15.04	11.00	(9.52)	4.76	15.74
Distributions from:
Net investment income	—		(1.94)	(1.67)	(1.72)	(0.87)	(1.40)
Net realized gain	—		—	—	—	—	—
Total distributions	—		(1.94)	(1.67)	(1.72)	(0.87)	(1.40)
Total increase (decrease) in net asset value	3.76		13.10	9.33	(11.24)	3.89	14.34
Net asset value, ending	$89.73		$85.97	$72.87	$63.54	$74.78	$70.89

Total return*	4.37%		20.72%	17.34%	(12.71%)	6.71%	27.83%
Ratios to average net assets: A
Net investment income	4.44	% (a)	2.15%	2.51%	2.53%	1.84%	2.10%
Total expenses	0.92	% (a)	0.97%	0.96%	1.00%	1.07%	1.05%
Expenses before offsets	0.92	% (a)	0.97%	0.96%	0.95%	0.95%	0.95%
Net expenses	0.92	% (a)	0.97%	0.96%	0.95%	0.95%	0.95%
Portfolio turnover	19%		12%	16%	24%	77%	29%
Net assets, ending (in thousands)	$178,122		$159,182	$142,443	$122,329	$182,192	$81,899

A    Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the portfolio.
(a) Annualized.
(z) Per share figures are calculated using the Average Shares Method.
* Total return is not annualized for periods of less than one year and does not reflect charges and expenses of the variable annuity or variable universal life contract.

See notes to financial statements.

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FINANCIAL HIGHLIGHTS

	PERIODS ENDED
	JUNE 30,		DECEMBER 31,
CLASS F SHARES	2014 (z)		2013 (z)	2012 (z)	2011 (z)	2010 (z)	2009
Net asset value, beginning	$86.41		$73.19	$65.66	$76.90	$73.19	$57.91
Income from investment operations:
Net investment income	1.80		1.49	1.80	1.67	1.33	0.68
Net realized and unrealized gain (loss)	1.86		13.44	9.36	(11.60)	3.42	15.23
Total from investment operations	3.66		14.93	11.16	(9.93)	4.75	15.91
Distributions from:
Net investment income	—		(1.71)	(3.63)	(1.31)	(1.04)	(0.63)
Net realized gain	—		—	—	—	—	—
Total distributions	—		(1.71)	(3.63)	(1.31)	(1.04)	(0.63)
Total increase (decrease) in net asset value	3.66		13.22	7.53	(11.24)	3.71	15.28
Net asset value, ending	$90.07		$86.41	$73.19	$65.66	$76.90	$73.19

Total return*	4.24%		20.47%	17.05%	(12.90%)	6.50%	27.47%
Ratios to average net assets: A
Net investment income	4.20	% (a)	1.85%	2.66%	2.24%	1.86%	1.67%
Total expenses	1.23	% (a)	1.26%	1.25%	1.25%	1.30%	1.42%
Expenses before offsets	1.19	% (a)	1.19%	1.18%	1.16%	1.15%	1.15%
Net expenses	1.19	% (a)	1.19%	1.18%	1.16%	1.15%	1.15%
Portfolio turnover	19%		12%	16%	24%	77%	29%
Net assets, ending (in thousands)	$3,655		$3,131	$2,150	$6,429	$7,152	$4,943

A    Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the portfolio.
(a) Annualized.
(z) Per share figures are calculated using the Average Shares Method.
* Total return is not annualized for periods of less than one year and does not reflect charges and expenses of the variable annuity or variable universal life contract.

See notes to financial statements.

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EXPLANATION OF FINANCIAL TABLES
SCHEDULE OF INVESTMENTS
The Schedule of Investments is a snapshot of all securities held in the fund at their market value, on the last day of the reporting period. Securities are listed by asset type (e.g., common stock, corporate bonds, U.S. government obligations) and may be further broken down into sub-groups and by industry classification.
STATEMENT OF ASSETS AND LIABILITIES
The Statement of Assets and Liabilities is often referred to as the fund’s balance sheet. It lists the value of what the fund owns, is due and owes on the last day of the reporting period. The fund’s assets include the market value of securities owned, cash, receivables for securities sold and shareholder subscriptions, and receivables for dividends and interest payments that have been earned, but not yet received. The fund’s liabilities typically include payables for securities purchased and shareholder redemptions, and expenses owed but not yet paid. The statement also reports the fund’s net asset value (NAV) per share on the last day of the reporting period. The NAV is calculated by dividing the fund’s net assets (assets minus liabilities) by the number of shares outstanding. This statement is accompanied by a Schedule of Investments. Alternatively, if certain conditions are met, a Statement of Net Assets may be presented in lieu of this statement and the Schedule of Investments.
STATEMENT OF NET ASSETS
The Statement of Net Assets provides a detailed list of the fund’s holdings, including each security’s market value on the last day of the reporting period. The Statement of Net Assets includes a Schedule of Investments. Other assets are added and other liabilities subtracted from the investments total to calculate the fund’s net assets. Finally, net assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) per share.
At the end of the Statement of Net Assets is a table displaying the composition of the fund’s net assets. Paid in Capital is the money invested by shareholders and represents the bulk of net assets. Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the amounts the fund had available to distribute to shareholders as of the statement date. Accumulated Realized Losses will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund’s investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.
STATEMENT OF OPERATIONS
The Statement of Operations summarizes the fund’s investment income earned and expenses incurred in operating the fund. Investment income includes dividends earned from stocks and interest earned from interest-bearing securities in the fund. Expenses incurred in operating the fund include the advisory fee paid to the investment advisor, administrative services fees, distribution plan expenses (if applicable), transfer agent fees, shareholder servicing expenses, custodial, legal, and audit fees, and the printing and postage expenses related to shareholder reports. Expense offsets (fees paid indirectly) may also be shown. Credits earned from offset arrangements are used to reduce the fund’s expenses. This statement also shows net gains (losses) realized on the sale of investments and the increase or decrease in the unrealized appreciation (depreciation) on investments held during the period.
STATEMENT OF CHANGES IN NET ASSETS
The Statement of Changes in Net Assets shows how the fund’s total net assets changed during the two most recent reporting periods. Changes in the fund’s net assets are attributable to investment operations, distributions and capital share transactions.
The Operations section of the report summarizes information detailed in the Statement of Operations. The Distribution section shows the dividend and capital gain distributions made to shareholders. The amounts shown as distributions in this section may not match the net investment income and realized gains amounts shown in the Operations section because distributions are determined on a tax basis and certain investments or transactions may be treated differently for financial statement and tax purposes. The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, and the amounts redeemed. The corresponding numbers of shares issued, reinvested and redeemed are shown at the end of the report.

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FINANCIAL HIGHLIGHTS
The Financial Highlights table provides a per-share breakdown by class of the components that affect the fund’s net asset value for current and past reporting periods. The table provides total return, total distributions, expense ratios, portfolio turnover and net assets for the applicable period. Total return is a measure of a fund’s performance that encompasses all elements of return: dividends, capital gain distributions and changes in net asset value. Total return is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gain distributions, expressed as a percentage of the initial investment. Total distributions include distributions from net investment income and net realized gains. Long-term gains are earned on securities held in the fund more than one year. Short-term gains, on the sale of securities held less than one year, are treated as ordinary dividend income for tax purposes. The expense ratio is a fund’s cost of doing business, expressed as a percentage of net assets. These expenses directly reduce returns to shareholders. Portfolio turnover measures the trading activity in a fund’s investment portfolio – how often securities are bought and sold by a fund. Portfolio turnover is affected by market conditions, changes in the size of the fund, the nature of the fund’s investments and the investment style of the portfolio manager.
PROXY VOTING
The Proxy Voting Guidelines that the Portfolio uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the Fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Fund at 1-800-368-2745, by visiting the Calvert website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling the Fund, by visiting the Calvert website at www.calvert.com or visiting the SEC’s website at www.sec.gov.
AVAILABILITY OF QUARTERLY PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.
Investors should carefully consider the investment objectives, risks, charges and expenses of the Calvert Funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call Calvert at 800/368-2745.

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Calvert VP Investment Grade Bond Index Portfolio
Semi-Annual Report June 30, 2014

4	Market Commentary
7	Shareholder Expense Example
8	Statement of Net Assets
17	Statement of Operations
18	Statements of Changes in Net Assets
19	Notes to Financial Statements
24	Financial Highlights
25	Explanation of Financial Tables
26	Proxy Voting
26	Availability of Quarterly Portfolio Holdings

CALVERT VP INVESTMENT GRADE BOND INDEX PORTFOLIO
Portfolio within Calvert Variable Products, Inc.
Managed by Ameritas Investment Partners, Inc., Subadvisor
Despite geopolitical and economic uncertainty, and initial investor caution, it was a strong year-to-date for fixed-income investors. The yield curve, or the difference in interest rates for short- and long-term bonds, flattened over the six-month reporting period as investors sought greater yield through longer-maturity bonds. Yields declined across most fixed-income sectors, resulting in both price and income gains. Treasury rates fell sharply during the first half of the year, with the 10-year Treasury rate declining from 3.03% to 2.53%. Corporate bonds were the best-performing sector of the Barclays Aggregate Bond Index, which returned 3.93% year-to-date. The Calvert Investment Grade Bond Index Portfolio’s performance was in-line, returning 3.97%.
Over the reporting period, corporate credit spreads1 narrowed in response to market conditions, tightening 10-15 basis points2 over the first six months of the year, which boosted their performance. In terms of credit quality, lower-rated corporate bonds experienced the most spread contraction and highest total return.While under performing corporate bonds, mortgage-backed securities posted good results. Treasuries brought up the rear with the lowest sector returns.Money-market yields remained low, pinned down by the Fed’s near-zero interest-rate policy.
Investment Climate
The U.S. economy has labored slowly and steadily to recover from the global financial crisis. Since the 2009 trough of the Great Recession, the U.S. gross domestic product (GDP) growth rate has averaged a sub-par 2.1%. That said, the United States has generally fared better than other major global economies. U.S. banks, for example, are in much better condition than most of their overseas counterparts, and consumer price deflation risk is much lower than in Japan or Europe.
In January, many forecasters, including the Federal Reserve (Fed), made early-year predictions for a faster pace of economic growth for 2014, perhaps even 3%. An unusually cold winter, however, resulted in disappointing GDP growth, and the economy contracted at a recession-like minus 2.9% for the first quarter, surprising nearly everyone. As a result, to achieve even a modest 2% growth rate overall for 2014, the economy will need to expand 3.7%, on average, over the last three quarters of the year.

AVERAGE ANNUAL TOTAL RETURN (period ended 6.30.14)

Six month*	3.97%
One year	4.03%
Five year	4.52%
Ten year	4.69%

The performance data shown represents past performance, does not guarantee future results and assumes reinvestment of all dividends and distributions. All performance data reflects fee waivers and/or expense limitations, if any are in effect; in their absence performance would be lower. See Note B in Notes to Financial Statements. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.
Visit calvert.com/institutional-VP-performance.html for current performance data. The gross expense ratio from the current prospectus for the Portfolio is 0.50%. This number may vary from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, does not include fee or expense waivers. The performance data and expense ratio reflect deduction of Portfolio operating expenses, but do not reflect charges and expenses imposed under the variable annuity or life insurance contract.
* Total Return is not annualized for periods of less than one year.

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While U.S. GDP growth disappointed, there was good news on other economic fronts. Over the six-month reporting period the unemployment rate fell from 6.7% to 6.1%, its lowest level since September 2008, and non-farm payrolls grew at a solid average monthly pace of 231,000. However, the overall labor force participation rate held steady at 62.8%, a still-low level. The reporting period ended with other notable positives, including improved U.S. corporate earnings, robust auto sales, expansion in the manufacturing Purchasing Managers Index (PMI)3, and growing consumer confidence.
Accommodative Central Bank Policies
After evaluating the economic data and financial market conditions, in December 2013 the Fed announced a gradual tapering of government bond purchases (quantitative easing) to occur over the next 12 to 18 months. In March 2014, the Fed dropped the unemployment and forecast inflation-rate thresholds from its policy statement, returning to a more traditional, but less clear, set of economic indicators to guide policy deliberation. At its April and June meetings, the Fed continued to taper bond purchases but otherwise made little change to its core forecast and policy plans. Geopolitical developments resulted in short bouts of market concern, but otherwise were not important influences on global investor behavior.
Knowing that investors remain very sensitive to interest-rate news, the Fed has been very careful in explaining its policy decision-making process and has worked painstakingly to keep the markets calm. Historical and expected volatility measures for financial markets fell to very low levels. While interest-rate hikes are likely to occur next year if economic growth steadies and improves, the cycle should be either short or consist of a longer series of small increases. The Fed indicated its policy for a future target interest rate should be closer to 3% than the pre-crisis 4% level.
Benign U.S. Fed policies were echoed by easing measures from the European Central Bank (ECB), the Bank of Japan, and China’s central bank. The Bank of England (BOE), however, signaled a policy hike sooner than expected, although it indicated its target policy rate in the post-crisis economy would be lower than the past standard. Overall, the major advanced-economy central banks were in accord in guiding the markets to expect very low policy interest rates for a long time, perhaps years to come.
Outlook
Looking ahead, we expect the U.S. economy to expand slowly, at sub-trend growth rates, as it continues to recover

ECONOMIC SECTORS	% OF TOTAL INVESTMENTS
Asset Backed Securities	0.2%
Basic Materials	1.5%
Communications	1.8%
Consumer, Cyclical	1.3%
Consumer, Non-cyclical	2.0%
Energy	3.2%
Financials	8.7%
Government	45.0%
Industrials	3.1%
Mortgage Securities	31.6%
Short-Term Investments	0.2%
Technology	0.8%
Utilities	0.6%
Total	100%

from the financial crisis. Inflation should remain low and we expect gradual labor market improvement to continue.
During an election year, we believe there should be little economic drag from restrictive fiscal policy. In view of the negative first-quarter GDP growth rate, it will be challenging to meet the average of 2.1% for 2014.
That said, we expect a rebound in economic growth over the balance of 2014. In our view, the trend in negative economic surprises has bottomed. Measures of labor market slack should improve, perhaps even returning to historical norms over the next year. Inflation should remain tame. At the Fed, monetary policy into 2015 will focus heavily on clear and consistent public communications. The “tapering” of government bond purchases should be completed by the end of October. While the Fed will continue to signal a first rate-hike in the Fed funds policy target rate sometime in 2015, the exact timing will remain uncertain. In the meantime, yields in the two- to five-year maturity range are likely to move around as investors try to anticipate Fed decisions. Shorter-maturity yields, such the two-year Treasury note, should creep higher if the Fed sticks to its mid-2015 “lift off” guidance.
Over the longer term, we expect the benchmark 10-year Treasury-note yield to fluctuate between 2% and 4%, influenced by the trend in economic data surprises, major central bank forward guidance, and flows in global fixed-income markets. In the shorter term, at a time of persistent low volatility, the yield may fluctuate in a 2.3% to 2.9% range. Money markets rates will remain near zero percent well into next year. With strong inflows to bond funds and

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accommodative central bank policies, we believe the bond market offers solid opportunities for the balance of 2014.
Sincerely,
Natalie A. Trunow
Senior Vice President, Chief Investment Officer - Equities
Calvert Investment Management, Inc.
July 2014

1. A credit spread refers to the difference in yield between a corporate bond and a Treasury security with a comparable maturity.
2. A basis point is 0.01 percentage points.
3. Purchasing Managers Index (PMI) is an indicator of the economic health of the manufacturing sector and is based on five major areas: new orders, inventory levels, production, supplier deliveries, and the employment environment.

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SHAREHOLDER EXPENSE EXAMPLE
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).
Note: Expenses do not reflect charges and expenses of the variable annuity or variable universal life contract.
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	BEGINNING ACCOUNT VALUE 1/1/14	ENDING ACCOUNT VALUE 6/30/14	EXPENSES PAID DURING PERIOD* 1/1/14 - 6/30/14
Actual	$1,000.00	$1,039.73	$2.51

Hypothetical (5% return per year before expenses)	$1,000.00	$1,022.33	$2.49

* Expenses are equal to the Fund’s annualized expense ratio of 0.50%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

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STATEMENT OF NET ASSETS
JUNE 30, 2014

ASSET-BACKED SECURITIES - 0.2%	PRINCIPAL AMOUNT	VALUE

American Credit Acceptance Receivables Trust, 2.84%, 5/15/19 (e)	$90,000	$91,656
Citibank Omni Master Trust, 4.90%, 11/15/18 (e)	100,000	101,668
MVW Owner Trust, 2.15%, 4/22/30 (e)	76,828	77,505
Santander Drive Auto Receivables Trust, 1.94%, 3/15/18	75,000	76,157

Total Asset-Backed Securities (Cost $347,134)		346,986

COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.2%
Banc of America Commercial Mortgage Trust, 5.781%, 4/10/49 (r)	550,000	604,385
DBUBS Mortgage Trust:
3.386%, 7/10/44 (e)	500,000	521,730
3.742%, 11/10/46 (e)	861,312	897,459
Morgan Stanley Capital I Trust, 3.476%, 6/15/44 (e)	500,000	522,636

Total Commercial Mortgage-Backed Securities (Cost $2,384,026)		2,546,210

CORPORATE BONDS - 23.1%
21st Century Fox America, Inc., 5.40%, 10/1/43	100,000	111,576
AbbVie, Inc., 2.90%, 11/6/22	200,000	193,407
Alcoa, Inc., 5.72%, 2/23/19	149,000	165,684
Alliance Mortgage Investments, Inc., 12.61%, 6/1/10 (b)(r)(x)*	96,336	—
Amazon.com, Inc., 2.50%, 11/29/22	200,000	189,169
America Movil SAB de CV, 2.375%, 9/8/16	100,000	102,823
American Express Centurion Bank, 0.674%, 11/13/15 (r)	250,000	251,107
American International Group, Inc., 4.875%, 6/1/22	250,000	278,391
Amgen, Inc., 4.10%, 6/15/21	700,000	753,122
Anheuser-Busch InBev Finance, Inc.:
2.625%, 1/17/23	100,000	96,052
4.00%, 1/17/43	100,000	94,783
Apple, Inc., 3.85%, 5/4/43	100,000	91,983
AT&T, Inc.:
2.95%, 5/15/16	100,000	103,934
3.90%, 3/11/24	200,000	206,917
Australia & New Zealand Banking Group Ltd., 4.875%, 1/12/21 (e)	800,000	901,617
Bank of America Corp.:
5.25%, 12/1/15	200,000	211,336
5.65%, 5/1/18	250,000	283,384
4.125%, 1/22/24	300,000	309,298
Bank of America NA, 5.30%, 3/15/17	650,000	714,893
Bank of New York Mellon Corp.:
2.40%, 1/17/17	50,000	51,768
1.30%, 1/25/18	850,000	841,792
Barrick North America Finance LLC, 5.75%, 5/1/43	100,000	103,590
Berkshire Hathaway Finance Corp.:
2.90%, 10/15/20	500,000	514,949
3.00%, 5/15/22	200,000	201,099
4.30%, 5/15/43	1,000,000	993,453

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CORPORATE BONDS - CONT'D	PRINCIPAL AMOUNT	VALUE

BNSF Funding Trust I, 6.613% to 1/15/26, floating rate thereafter to 12/15/55 (r)	$540,000	$598,050
BorgWarner, Inc., 5.75%, 11/1/16	500,000	547,820
Boston Properties LP, 3.85%, 2/1/23	100,000	103,124
BP Capital Markets plc:
2.50%, 11/6/22	500,000	477,162
2.75%, 5/10/23	1,200,000	1,152,701
CA, Inc., 5.375%, 12/1/19	100,000	112,424
Capital One Bank, 3.375%, 2/15/23	200,000	198,649
Chevron Corp., 3.191%, 6/24/23	100,000	101,566
Cigna Corp., 4.00%, 2/15/22	300,000	318,352
Cintas Corp. No. 2, 3.25%, 6/1/22	200,000	199,084
Citigroup, Inc.:
1.75%, 5/1/18	450,000	447,024
6.125%, 5/15/18	200,000	230,424
2.50%, 9/26/18	500,000	508,150
5.50%, 9/13/25	80,000	89,238
CNOOC Curtis Funding No. 1 Pty. Ltd., 4.50%, 10/3/23 (e)	100,000	104,907
Colonial Pipeline Co., 6.58%, 8/28/32 (e)	100,000	127,347
Comcast Corp., 3.125%, 7/15/22	100,000	101,486
Connecticut Light & Power Co., 5.65%, 5/1/18	200,000	226,470
Crown Castle Towers LLC, 4.883%, 8/15/40 (e)	300,000	331,374
Cummins, Inc., 4.875%, 10/1/43	100,000	109,609
CVS Pass-Through Trust, 6.036%, 12/10/28	102,904	118,459
DDR Corp., 4.75%, 4/15/18	300,000	326,499
Deere & Co., 6.55%, 10/1/28	250,000	317,252
Discover Financial Services, 3.85%, 11/21/22	200,000	203,627
Discovery Communications LLC, 5.05%, 6/1/20	200,000	224,643
Dow Chemical Co., 4.375%, 11/15/42	100,000	95,463
Dr Pepper Snapple Group, Inc., 3.20%, 11/15/21	75,000	76,263
Ecolab, Inc., 4.35%, 12/8/21	150,000	164,484
Emerson Electric Co., 4.75%, 10/15/15	200,000	210,790
Enbridge Energy Partners LP, 5.20%, 3/15/20	200,000	223,345
Energizer Holdings, Inc., 4.70%, 5/19/21	700,000	720,857
Energy Transfer Partners LP, 4.65%, 6/1/21	1,000,000	1,077,191
Ensco plc, 4.70%, 3/15/21	700,000	762,574
Enterprise Products Operating LLC, 7.034% to 1/15/18, floating rate thereafter to 1/15/68 (r)	400,000	456,560
Equifax, Inc., 3.30%, 12/15/22	350,000	342,754
ERP Operating LP, 4.625%, 12/15/21	100,000	110,074
Excalibur One 77B LLC, 1.492%, 1/1/25	40,264	38,473
Ford Motor Credit Co. LLC:
4.207%, 4/15/16	200,000	211,081
4.25%, 2/3/17	100,000	107,394
5.875%, 8/2/21	200,000	234,813
Freeport-McMoRan Copper & Gold, Inc.:
3.10%, 3/15/20	100,000	100,989
5.45%, 3/15/43	50,000	51,874
GATX Corp., 4.85%, 6/1/21	700,000	768,587
General Electric Capital Corp., 4.625%, 1/7/21	100,000	111,354
General Electric Capital Corp. / LJ VP Holdings LLC, 3.80%, 6/18/19 (e)	400,000	424,892
General Electric Co., 4.50%, 3/11/44	100,000	104,194
Genworth Holdings, Inc., 4.80%, 2/15/24	100,000	106,858
Gilead Sciences, Inc., 3.70%, 4/1/24	100,000	102,610

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CORPORATE BONDS - CONT'D	PRINCIPAL AMOUNT	VALUE

Glencore Finance Canada Ltd., 3.60%, 1/15/17 (e)	$125,000	$131,145
Goldman Sachs Group, Inc.:
5.35%, 1/15/16	200,000	213,380
2.375%, 1/22/18	200,000	203,107
2.625%, 1/31/19	200,000	202,718
5.375%, 3/15/20	150,000	169,917
4.00%, 3/3/24	500,000	508,980
HCP, Inc., 2.625%, 2/1/20	700,000	700,363
Health Care REIT, Inc., 5.25%, 1/15/22	800,000	897,283
Hershey Co., 1.50%, 11/1/16	50,000	50,918
International Business Machines Corp.:
2.90%, 11/1/21	100,000	101,213
3.625%, 2/12/24	100,000	102,605
JET Equipment Trust, 7.63%, 8/15/12 (b)(e)(w)*	27,324	27
John Deere Capital Corp., 1.20%, 10/10/17	250,000	249,189
JPMorgan Chase & Co.:
2.35%, 1/28/19	300,000	303,511
4.50%, 1/24/22	400,000	438,296
3.375%, 5/1/23	700,000	687,063
Kennametal, Inc., 2.65%, 11/1/19	950,000	948,590
Kern River Funding Corp., 6.676%, 7/31/16 (e)	25,324	27,237
Kimco Realty Corp., 4.30%, 2/1/18	300,000	325,242
Kraft Foods Group, Inc., 3.50%, 6/6/22	100,000	102,676
Kroger Co., 3.85%, 8/1/23	100,000	102,746
L-3 Communications Corp.:
5.20%, 10/15/19	200,000	224,997
4.75%, 7/15/20	800,000	876,316
Laboratory Corp. of America Holdings, 4.00%, 11/1/23	100,000	101,323
Liberty Property LP, 3.375%, 6/15/23	250,000	242,628
Life Technologies Corp., 6.00%, 3/1/20	100,000	116,879
Lowe's Co.'s, Inc., 3.875%, 9/15/23	100,000	105,448
LYB International Finance BV, 5.25%, 7/15/43	100,000	109,509
LyondellBasell Industries NV, 6.00%, 11/15/21	100,000	119,576
McCormick & Company, Inc., 3.90%, 7/15/21	500,000	537,744
MetLife, Inc., 4.875%, 11/13/43	100,000	108,134
Molson Coors Brewing Co., 5.00%, 5/1/42	100,000	104,629
Morgan Stanley:
2.125%, 4/25/18	300,000	303,296
4.10%, 5/22/23	500,000	507,206
5.00%, 11/24/25	150,000	159,985
NBCUniversal Media LLC:
2.875%, 1/15/23	100,000	99,318
4.45%, 1/15/43	200,000	200,650
NetApp, Inc., 3.25%, 12/15/22	100,000	96,294
Northrop Grumman Corp., 3.25%, 8/1/23	150,000	148,878
NYSE Euronext, 2.00%, 10/5/17	450,000	458,537
Omnicom Group, Inc., 4.45%, 8/15/20	500,000	545,216
Oracle Corp.:
5.75%, 4/15/18	250,000	287,288
2.375%, 1/15/19	900,000	915,142
PacifiCorp, 4.10%, 2/1/42	100,000	98,699

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CORPORATE BONDS - CONT'D	PRINCIPAL AMOUNT	VALUE

Pearson Funding Two plc, 4.00%, 5/17/16 (e)	$250,000	$263,060
PepsiCo, Inc., 2.75%, 3/5/22	100,000	99,068
Petroleos Mexicanos, 6.375%, 1/23/45 (e)	1,000,000	1,161,250
Pioneer Natural Resources Co., 5.875%, 7/15/16	250,000	273,569
PNC Bank NA, 2.70%, 11/1/22	850,000	819,366
ProLogis LP, 6.875%, 3/15/20	37,000	44,455
Public Service Electric & Gas Co., 3.95%, 5/1/42	1,000,000	975,240
Regions Bank, 7.50%, 5/15/18	100,000	119,021
Reliance Steel & Aluminum Co., 4.50%, 4/15/23	200,000	204,032
Rio Tinto Finance USA Ltd.:
2.25%, 9/20/16	400,000	412,408
3.75%, 9/20/21	400,000	421,282
Rio Tinto Finance USA plc, 3.50%, 3/22/22	150,000	153,920
Sanofi SA, 1.25%, 4/10/18	100,000	98,688
Shell International Finance BV:
2.25%, 1/6/23	200,000	189,446
4.55%, 8/12/43	100,000	105,329
Stanley Black & Decker, Inc., 2.90%, 11/1/22	500,000	488,524
SunTrust Bank, 0.517%, 8/24/15 (r)	300,000	299,642
Teck Resources Ltd., 4.75%, 1/15/22	400,000	419,713
Telefonica Emisiones SAU, 3.992%, 2/16/16	100,000	104,700
Texas Eastern Transmission LP, 2.80%, 10/15/22 (e)	400,000	377,078
The Hartford Financial Services Group, Inc., 5.125%, 4/15/22	100,000	113,711
The Mosaic Co., 5.625%, 11/15/43	400,000	455,808
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21	500,000	519,540
Time Warner, Inc.:
4.875%, 3/15/20	100,000	112,040
4.00%, 1/15/22	290,000	305,796
5.375%, 10/15/41	100,000	108,692
4.90%, 6/15/42	200,000	203,684
Toronto-Dominion Bank, 2.375%, 10/19/16	100,000	103,498
Toyota Motor Credit Corp., 2.05%, 1/12/17	100,000	102,721
TransContinental Gas Pipe Line Co. LLC, 4.45%, 8/1/42	100,000	100,321
United Parcel Service, Inc., 6.20%, 1/15/38	250,000	325,632
United Technologies Corp., 4.50%, 6/1/42	100,000	104,736
US Bank, 4.95%, 10/30/14	100,000	101,525
Ventas Realty LP / Ventas Capital Corp., 3.25%, 8/15/22	250,000	247,159
Verizon Communications, Inc.:
5.15%, 9/15/23	300,000	335,728
5.05%, 3/15/34	200,000	213,453
6.55%, 9/15/43	350,000	440,454
VF Corp., 3.50%, 9/1/21	400,000	416,562
Viacom, Inc., 3.875%, 4/1/24	100,000	101,620
Wal-Mart Stores, Inc.:
2.55%, 4/11/23	100,000	96,354
6.50%, 8/15/37	250,000	332,286
WellPoint, Inc., 3.70%, 8/15/21	800,000	834,218
Yum! Brands, Inc., 3.75%, 11/1/21	1,000,000	1,030,042

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CORPORATE BONDS - CONT'D	PRINCIPAL AMOUNT	VALUE

Zoetis, Inc., 4.70%, 2/1/43	$100,000	$101,569

Total Corporate Bonds (Cost $46,253,783)		48,415,880

SOVEREIGN GOVERNMENT BONDS - 0.5%
Mexico Government International Bond, 5.55%, 1/21/45	500,000	568,750
Province of Ontario Canada, 2.45%, 6/29/22	400,000	390,572
Province of Quebec Canada, 2.625%, 2/13/23	75,000	73,067

Total Sovereign Government Bonds (Cost $970,837)		1,032,389

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 9.4%
Fannie Mae:
4.875%, 12/15/16	1,000,000	1,103,366
6.25%, 5/15/29	1,600,000	2,148,726
Federal Home Loan Bank, 4.875%, 5/17/17	1,000,000	1,113,351
Freddie Mac:
2.00%, 8/25/16	1,000,000	1,030,103
5.00%, 2/16/17	1,000,000	1,106,962
5.125%, 11/17/17	1,000,000	1,133,335
4.875%, 6/13/18	4,000,000	4,544,084
3.75%, 3/27/19	3,200,000	3,516,829
1.375%, 5/1/20	1,200,000	1,167,247
2.375%, 1/13/22	1,500,000	1,497,048
6.75%, 3/15/31	1,000,000	1,434,899

Total U.S. Government Agencies and Instrumentalities (Cost $19,153,411)		19,795,950

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 30.5%
Fannie Mae:
5.00%, 12/1/16	99,389	105,426
5.00%, 11/1/17	16,530	17,539
5.50%, 8/1/18	71,183	75,626
4.61%, 12/1/19	468,190	477,032
5.00%, 6/1/20	41,534	44,098
6.50%, 4/1/23	47,099	49,250
2.50%, 12/1/27	779,668	788,757
4.50%, 5/1/31	742,454	812,198
6.50%, 8/1/32	91,327	103,190
5.50%, 7/1/33	89,981	101,181
5.50%, 7/1/33	209,586	238,088
6.00%, 8/1/33	44,539	50,118
5.50%, 11/1/33	114,684	129,018
5.50%, 3/1/34	222,417	250,074
6.00%, 6/1/34	111,972	125,998
5.00%, 7/1/34	211,394	235,502
5.00%, 10/1/34	191,069	212,649
5.50%, 3/1/35	239,631	269,181

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U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - CONT'D	PRINCIPAL AMOUNT	VALUE

5.50%, 6/1/35	$161,675	$180,879
5.50%, 9/1/35	122,733	137,748
5.50%, 2/1/36	54,953	61,626
5.50%, 4/1/36	332,606	361,599
6.50%, 9/1/36	159,382	179,710
5.50%, 11/1/36	84,765	95,006
6.00%, 8/1/37	876,956	991,519
6.00%, 5/1/38	100,427	113,007
5.50%, 6/1/38	121,584	136,751
6.00%, 7/1/38	544,490	617,657
2.383%, 9/1/38 (r)	588,904	631,582
4.00%, 3/1/39	191,851	203,893
4.50%, 5/1/40	823,887	900,038
4.50%, 7/1/40	374,098	405,315
4.50%, 10/1/40	1,518,988	1,646,036
3.50%, 2/1/41	917,568	945,998
4.00%, 2/1/41	1,235,399	1,312,940
3.50%, 3/1/41	952,189	981,693
4.00%, 3/1/41	549,704	584,207
4.50%, 6/1/41	1,763,561	1,910,722
3.50%, 3/1/42	1,612,289	1,662,709
4.00%, 8/1/42	1,277,132	1,349,199
3.50%, 12/1/42	1,754,104	1,808,963
3.00%, 1/1/43	1,740,221	1,721,163
3.00%, 5/1/43	2,658,248	2,631,508
3.00%, 8/1/43	2,021,589	2,002,521
3.00%, 8/1/43	3,128,868	3,094,602
3.50%, 8/1/43	1,844,721	1,885,418
4.50%, 11/1/43	2,749,748	2,979,202
4.00%, 5/1/44	3,779,333	4,016,547
Freddie Mac:
4.50%, 9/1/18	80,508	85,737
5.00%, 11/1/20	87,196	94,196
4.00%, 3/1/25	753,813	801,922
3.50%, 11/1/25	704,920	747,216
3.50%, 7/1/26	522,142	552,470
2.50%, 3/1/28	265,001	269,270
5.00%, 2/1/33	52,541	58,144
5.00%, 4/1/35	103,709	115,116
5.00%, 12/1/35	229,629	254,650
6.00%, 8/1/36	74,243	83,601
5.00%, 10/1/36	437,654	485,250
6.50%, 10/1/37	61,152	66,262
5.00%, 1/1/38	858,095	949,611
5.00%, 7/1/39	321,309	357,416
4.00%, 11/1/39	765,426	811,982
4.50%, 1/1/40	364,925	395,183
5.00%, 1/1/40	1,287,832	1,441,901

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U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - CONT'D	PRINCIPAL AMOUNT	VALUE

4.50%, 4/1/40	$873,792	$945,920
6.00%, 4/1/40	174,377	195,961
4.50%, 5/1/40	318,564	347,846
4.50%, 5/1/40	675,416	731,270
4.50%, 6/1/41	502,103	543,807
3.50%, 10/1/41	1,106,436	1,138,760
3.00%, 7/1/42	531,536	524,971
3.50%, 7/1/42	1,322,579	1,361,217
3.00%, 1/1/43	1,730,340	1,708,922
Ginnie Mae:
4.50%, 7/20/33	377,749	416,143
5.50%, 7/20/34	172,773	194,261
6.00%, 11/20/37	239,972	273,076
6.00%, 10/15/38	1,076,967	1,210,649
5.00%, 12/15/38	473,730	520,534
5.00%, 5/15/39	588,556	647,150
4.50%, 10/15/39	468,230	510,489
5.00%, 10/15/39	776,398	860,240
4.50%, 8/15/40	1,402,695	1,534,645
4.00%, 12/20/40	1,455,969	1,562,907
4.00%, 11/20/41	175,491	188,124
4.00%, 8/20/42	1,270,242	1,361,676

Total U.S. Government Agency Mortgage-Backed Securities (Cost $62,783,860)		63,983,178

U.S. TREASURY OBLIGATIONS - 35.2%
United States Treasury Bonds:
8.125%, 5/15/21	1,000,000	1,392,109
8.00%, 11/15/21	1,000,000	1,400,547
6.25%, 8/15/23	1,000,000	1,319,062
5.375%, 2/15/31	2,000,000	2,625,938
3.875%, 8/15/40	1,000,000	1,109,375
4.375%, 5/15/41	2,000,000	2,404,376
3.125%, 11/15/41	1,000,000	969,062
3.00%, 5/15/42	1,000,000	943,125
3.75%, 11/15/43	1,045,000	1,128,600
United States Treasury Notes:
2.375%, 2/28/15	500,000	507,559
2.125%, 5/31/15	2,000,000	2,036,250
1.75%, 7/31/15	1,000,000	1,017,266
1.25%, 8/31/15	2,000,000	2,025,624
1.25%, 10/31/15	1,000,000	1,014,062
4.50%, 11/15/15	1,000,000	1,058,672
2.00%, 1/31/16	2,000,000	2,054,140
2.375%, 3/31/16	1,000,000	1,035,430
0.375%, 4/30/16	1,045,000	1,044,674
2.00%, 4/30/16	2,000,000	2,058,906
1.50%, 7/31/16	1,000,000	1,020,781
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U.S. TREASURY OBLIGATIONS - CONT'D	PRINCIPAL AMOUNT	VALUE

4.875%, 8/15/16	$2,000,000	$2,184,532
2.75%, 11/30/16	1,000,000	1,050,938
0.875%, 1/31/17	7,400,000	7,432,952
3.00%, 2/28/17	1,000,000	1,059,688
0.875%, 4/15/17	520,000	521,259
4.50%, 5/15/17	2,000,000	2,208,594
2.375%, 7/31/17	2,000,000	2,087,812
1.875%, 9/30/17	2,000,000	2,055,156
4.25%, 11/15/17	1,000,000	1,106,250
2.625%, 1/31/18	1,000,000	1,052,344
3.50%, 2/15/18	2,000,000	2,166,406
2.375%, 5/31/18	1,000,000	1,042,500
4.00%, 8/15/18	2,000,000	2,216,250
3.75%, 11/15/18	1,000,000	1,099,922
1.625%, 3/31/19	947,000	949,738
3.125%, 5/15/19	2,000,000	2,144,844
3.625%, 8/15/19	1,000,000	1,097,812
3.375%, 11/15/19	2,000,000	2,173,124
3.625%, 2/15/20	1,000,000	1,099,922
1.125%, 4/30/20	1,000,000	959,531
2.625%, 8/15/20	2,000,000	2,081,250
2.625%, 11/15/20	1,000,000	1,038,750
3.625%, 2/15/21	1,000,000	1,100,625
2.25%, 3/31/21	200,000	202,156
3.125%, 5/15/21	500,000	533,789
1.75%, 5/15/22	1,000,000	962,578
1.625%, 11/15/22	1,000,000	945,078
2.75%, 11/15/23	1,000,000	1,024,922
2.75%, 2/15/24	1,980,000	2,025,013

Total U.S. Treasury Obligations (Cost $72,503,623)		73,789,293

MUNICIPAL OBLIGATIONS - 0.0%
Owen Withee Wisconsin School District GO Bonds, 5.64%, 3/1/16	40,000	41,394

Total Municipal Obligations (Cost $40,001)		41,394

TIME DEPOSIT - 0.2%
State Street Bank Time Deposit, 0.083%, 7/1/14	437,998	437,998

Total Time Deposit (Cost $437,998)		437,998

TOTAL INVESTMENTS (Cost $204,874,673) - 100.3%		210,389,278
Other assets and liabilities, net - (0.3%)		(525,412)
NET ASSETS - 100%		$209,863,866

See notes to financial statements.

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NET ASSETS CONSIST OF:

Paid-in capital applicable to 3,800,579 shares of common stock outstanding;
$0.10 par value, 20,000,000 shares authorized	$201,694,096
Undistributed net investment income	2,734,485
Accumulated net realized gain (loss)	(79,320)
Net unrealized appreciation (depreciation)	5,514,605

NET ASSETS	$209,863,866

NET ASSET VALUE PER SHARE	$55.22

(b)	This security was valued under the direction of the Board of Directors. See Note A.

(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(r)	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(w)	Security is in default and is no longer accruing interest.

(x)	Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. This security is no longer accruing interest.
*Non-income producing security.
Abbreviations:
GO: General Obligation
LLC: Limited Liability Corporation
LP: Limited Partnership
plc: Public Limited Company
REIT: Real Estate Investment Trust

See notes to financial statements.

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STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2014

NET INVESTMENT INCOME
Investment Income:
Interest income	$2,769,351
Total investment income	2,769,351

Expenses:
Investment advisory fee	309,838
Transfer agency fees and expenses	10,275
Directors’ fees and expenses	16,991
Administrative fees	103,280
Accounting fees	16,139
Custodian fees	24,105
Reports to shareholders	4,540
Professional fees	20,190
Miscellaneous	6,930
Total expenses	512,288

NET INVESTMENT INCOME	2,257,063

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss)	539,505
Change in unrealized appreciation (depreciation)	5,309,726

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	5,849,231

INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$8,106,294

See notes to financial statements.

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STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS	SIX MONTHS ENDED JUNE 30, 2014	YEAR ENDED DECEMBER 31, 2013
Operations:
Net investment income	$2,257,063	$3,738,932
Net realized gain (loss) on investments	539,505	376,010
Change in unrealized appreciation (depreciation)	5,309,726	(9,969,706)

INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	8,106,294	(5,854,764)

Distributions to shareholders from:
Net investment income	—	(4,774,262)
Net realized gain	—	(283,516)
Total distributions	—	(5,057,778)

Capital share transactions:
Shares sold	4,747,187	26,901,548
Reinvestment of distributions	—	5,057,778
Shares issued from merger (See Note E)	32,310,044	—
Shares redeemed	(34,932,654)	(24,855,975)
Total capital share transactions	2,124,577	7,103,351

TOTAL INCREASE (DECREASE) IN NET ASSETS	10,230,871	(3,809,191)

NET ASSETS
Beginning of period	199,632,995	203,442,186
End of period (including undistributed net investment income
of $2,734,485 and $477,422, respectively)	$209,863,866	$199,632,995

CAPITAL SHARE ACTIVITY
Shares sold	87,615	487,588
Reinvestment of distributions	—	95,071
Shares issued from merger (See Note E)	592,020	—
Shares redeemed	(638,157)	(452,492)
Total capital share activity	41,478	130,167

See notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS
NOTE A — SIGNIFICANT ACCOUNTING POLICIES
General: Calvert VP Investment Grade Bond Index Portfolio (the “Portfolio”), a series of Calvert Variable Products, Inc. (the “Fund”), is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund is comprised of twelve separate portfolios. The operations of each series of the Fund are accounted for separately. Shares of the Portfolio are sold without sales charge to affiliated and unaffiliated insurance companies for allocation to certain of their variable separate accounts.
Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Portfolio uses independent pricing services approved by the Board of Directors (“the Board”) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
The Board has adopted Valuation Procedures (the “Procedures”) to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. The Board has delegated the day-to-day responsibility for determining the fair value of assets of the Portfolio to Calvert Investment Management, Inc. (the “Advisor” or “Calvert”) and has provided these Procedures to govern Calvert in its valuation duties.
Calvert has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated.
The Valuation Committee meets on a regular basis to review illiquid securities and other investments which may not have readily available market prices. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.
The Valuation Committee utilizes various methods to measure the fair value of the Portfolio’s investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. There were no such transfers during the period. Valuation techniques used to value the Portfolio’s investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, sovereign government bonds, and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and such securities are generally categorized as Level 2 in the hierarchy. For asset-backed securities, commercial mortgage-backed securities, and U.S. government agency mortgage-backed securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and such securities are generally categorized as Level 2 in the hierarchy.

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Short-term securities of sufficient credit quality with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.
If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Advisor, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by the Valuation Committee.
The Valuation Committee considers a number of factors, including significant unobservable valuation inputs when arriving at fair value. It considers all significant facts that are reasonably available and relevant to the determination of fair value.
The Valuation Committee primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. When more appropriate, the fund may employ an income-based or cost approach. An income-based valuation approach discounts anticipated future cash flows of the investment to calculate a present amount (discounted). The measurement is based on the value indicated by current market expectations about those future amounts. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. A cost based approach is based on the amount that currently would be required to replace the service capacity of an asset (current replacement cost). From the seller’s perspective, the price that would be received for the asset is determined based on the cost to a buyer to acquire or construct a substitute asset of comparable utility, adjusted for obsolescence.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.
At June 30, 2014, securities valued at $27, or 0% of net assets, were fair valued in good faith under the direction of the Board.
The following table summarizes the market value of the Portfolio's holdings as of June 30, 2014, based on the inputs used to value them:

	VALUATION INPUTS
INVESTMENTS IN SECURITIES*	LEVEL 1	LEVEL 2	LEVEL 3		TOTAL
Asset-backed securities	—	$346,959	$27		$346,986
Commercial mortgage-backed securities	—	2,546,210	—		2,546,210
Corporate debt	—	48,415,880	—		48,415,880
Other debt obligations	—	1,470,387	—		1,470,387
Municipal obligations	—	41,394	—		41,394
U.S. government obligations	—	157,568,421	—		157,568,421
TOTAL	—	$210,389,251	$27	**	$210,389,278

* For a complete listing of investments, please refer to the Statement of Net Assets. ** Level 3 securities represent 0.0% of Net Assets.

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Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.
Distributions to Shareholders: Distributions to shareholders are recorded by the Portfolio on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Portfolio’s capital accounts to reflect income and gains available for distribution under income tax regulations.
Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Federal Income Taxes: No provision for federal income or excise tax is required since the Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Portfolio’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Portfolio’s financial statements. A Portfolio’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.
NOTE B — RELATED PARTY TRANSACTIONS
Calvert Investment Management, Inc. (the “Advisor”) is wholly-owned by Calvert Investments, Inc., which is indirectly wholly-owned by Ameritas Mutual Holding Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and Directors of the Fund who are employees of the Advisor or its affiliates. For its services, the Advisor receives an annual fee, payable monthly, of .30% of the Portfolio’s average daily net assets. Under the terms of the agreement, $53,475 was payable at period end. In addition, $2,555 was payable at period end for operating expenses paid by the Advisor during June 2014.
The Advisor has contractually agreed to limit net annual portfolio operating expenses through April 30, 2015. The contractual expense cap is .60%. For the purpose of this expense limit, operating expenses do not include interest expense, brokerage commissions, taxes, and extraordinary expenses. This expense limitation does not limit acquired fund fees and expenses, if any.
Calvert Investment Administrative Services, Inc., an affiliate of the Advisor, provides administrative services to the Portfolio for an annual fee, payable monthly, of .10% of the Portfolio’s average daily net assets. Under the terms of the agreement, $17,825 was payable at period end.
Calvert Investment Services, Inc. (“CIS”), an affiliate of the Advisor, acts as shareholder servicing agent for the Portfolio. For its services, CIS received a fee of $7,554 for the six months ended June 30, 2014. Under the terms of the agreement, $1,280 was payable at period end. Boston Financial Data Services, Inc. is the transfer and dividend disbursing agent.
Each Director of the Fund who is not an employee of the Advisor or its affiliates receives a fee of $1,500 for each Board and Committee meeting attended plus an annual fee of $40,000. Committee chairs receive an additional $5,000 annual retainer. Directors’ fees are allocated to each of the portfolios served.
NOTE C — INVESTMENT ACTIVITY AND TAX INFORMATION
During the period, the cost of purchases and proceeds from sales of investments, other than U.S. government and short-term securities, were $3,888,053 and $21,106,655, respectively. U.S. government security purchases and sales were $26,369,673 and $28,902,451, respectively.

CAPITAL LOSS CARRYFORWARD

NO EXPIRATION DATE
Short-term	($343,440)

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Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred in taxable years beginning after December 22, 2010 can be carried forward to offset future capital gains for an unlimited period. These losses will retain their character as either long-term or short-term.
As of June 30, 2014, the tax basis components of appreciation/(depreciation) and the federal tax cost were as follows:

Unrealized appreciation	$6,080,959
Unrealized (depreciation)	(1,117,194)
Net unrealized appreciation/(depreciation)	$4,963,765

Federal income tax cost of investments	$205,425,513
NOTE D — LINE OF CREDIT
A financing agreement is in place with the Calvert Funds and State Street Corporation (“SSC”). Under the agreement, SSC provides an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), accessible by the Funds for temporary or emergency purposes only. Borrowings under the committed facility bear interest at the higher of the London Interbank Offered Rate (LIBOR) or the overnight Federal Funds Rate plus 1.25% per annum. A commitment fee of .11% per annum is incurred on the unused portion of the committed facility, which is allocated to all participating funds. The Portfolio had no borrowings under the agreement during the six months ended June 30, 2014.
NOTE E — REORGANIZATION
On December 11, 2013, the Board of Directors of Calvert Variable Series, Inc. approved the reorganization of the Calvert VP Income Portfolio (“VP Income”) into the Calvert VP Investment Grade Bond Index Portfolio (“VP Bond Index”). Shareholders approved the reorganization at a meeting on April 11, 2014 and the reorganization took place on April 30, 2014.
The acquisition was accomplished by a tax-free exchange of the following shares:

Merged Portfolio	Shares	Acquiring Portfolio	Shares	Value
VP INCOME	1,995,827	VP BOND INDEX	592,020	$32,310,044
For financial reporting purposes, assets received and shares issued by VP Bond Index were recorded at fair value; however, the cost basis of the investments received from VP Income were carried forward to align ongoing reporting of VP Bond Index’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
The net assets and net unrealized appreciation (depreciation) immediately before the acquisitions were as follows:

Merged Portfolio	Net Assets	Unrealized Appreciation (Depreciation)	Acquiring Portfolio	Net Assets
VP INCOME	$32,310,044	$552,102	VP BOND INDEX	$200,923,845
Assuming the acquisition had been completed on January 1, 2014, VP Bond Index’s results of operations for the six months ended June 30, 2014 would have been as follows:

Net investment income	$2,555,662 (a)
Net realized and change in unrealized gain (loss) on investments	$6,683,556 (b)

Net increase (decrease) in assets from operations	$9,239,218
Because VP Bond Index and VP Income sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is also not practicable to separate the amounts of revenue and earnings of VP Income that have been included in VP Bond Index’s Statement of Operations since April 30, 2014.

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(a) $2,257,063 as reported, plus $298,599 from VP Income pre-merger.
(b) $5,849,231 as reported, plus $834,325 from VP Income pre-merger.
NOTE F — SUBSEQUENT EVENTS
In preparing the financial statements as of June 30, 2014, no subsequent events or transactions occurred that would have required recognition or disclosure in these financial statements.

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FINANCIAL HIGHLIGHTS

	PERIODS ENDED
	JUNE 30,		DECEMBER 31,
	2014		2013	2012	2011 (z)	2010 (z)	2009 (z)
Net asset value, beginning	$53.11		$56.06	$55.50	$52.80	$50.82	$51.17
Income from investment operations:
Net investment income	0.59		1.03	1.08	1.42	1.56	2.00
Net realized and unrealized gain (loss)	1.52		(2.59)	1.04	3.01	1.67	0.35
Total from investment operations	2.11		(1.56)	2.12	4.43	3.23	2.35
Distributions from:
Net investment income	—		(1.31)	(1.28)	(1.35)	(1.08)	(2.50)
Net realized gain	—		(0.08)	(0.28)	(0.38)	(0.17)	(0.20)
Total distributions	—		(1.39)	(1.56)	(1.73)	(1.25)	(2.70)
Total increase (decrease) in net asset value	2.11		(2.95)	0.56	2.70	1.98	(0.35)
Net asset value, ending	$55.22		$53.11	$56.06	$55.50	$52.80	$50.82

Total return*	3.97%		(2.80%)	3.83%	8.39%	6.37%	4.59%
Ratios to average net assets: A
Net investment income	2.19	% (a)	1.84%	2.07%	2.58%	2.89%	3.83%
Total expenses	0.50	% (a)	0.50%	0.49%	0.50%	0.53%	0.54%
Expenses before offsets	0.50	% (a)	0.50%	0.49%	0.50%	0.53%	0.54%
Net expenses	0.50	% (a)	0.50%	0.49%	0.50%	0.52%	0.54%
Portfolio turnover	15%		41%	43%	40%	99%	71%
Net assets, ending (in thousands)	$209,864		$199,633	$203,442	$168,830	$109,616	$37,629

A    Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the portfolio.
(a) Annualized.
(z) Per share figures are calculated using the Average Shares Method.
* Total return is not annualized for periods of less than one year and does not reflect charges and expenses of the variable annuity or variable universal life contract.

See notes to financial statements.

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EXPLANATION OF FINANCIAL TABLES
SCHEDULE OF INVESTMENTS
The Schedule of Investments is a snapshot of all securities held in the fund at their market value, on the last day of the reporting period. Securities are listed by asset type (e.g., common stock, corporate bonds, U.S. government obligations) and may be further broken down into sub-groups and by industry classification.
STATEMENT OF ASSETS AND LIABILITIES
The Statement of Assets and Liabilities is often referred to as the fund’s balance sheet. It lists the value of what the fund owns, is due and owes on the last day of the reporting period. The fund’s assets include the market value of securities owned, cash, receivables for securities sold and shareholder subscriptions, and receivables for dividends and interest payments that have been earned, but not yet received. The fund’s liabilities typically include payables for securities purchased and shareholder redemptions, and expenses owed but not yet paid. The statement also reports the fund’s net asset value (NAV) per share on the last day of the reporting period. The NAV is calculated by dividing the fund’s net assets (assets minus liabilities) by the number of shares outstanding. This statement is accompanied by a Schedule of Investments. Alternatively, if certain conditions are met, a Statement of Net Assets may be presented in lieu of this statement and the Schedule of Investments.
STATEMENT OF NET ASSETS
The Statement of Net Assets provides a detailed list of the fund’s holdings, including each security’s market value on the last day of the reporting period. The Statement of Net Assets includes a Schedule of Investments. Other assets are added and other liabilities subtracted from the investments total to calculate the fund’s net assets. Finally, net assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) per share.
At the end of the Statement of Net Assets is a table displaying the composition of the fund’s net assets. Paid in Capital is the money invested by shareholders and represents the bulk of net assets. Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the amounts the fund had available to distribute to shareholders as of the statement date. Accumulated Realized Losses will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund’s investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.
STATEMENT OF OPERATIONS
The Statement of Operations summarizes the fund’s investment income earned and expenses incurred in operating the fund. Investment income includes dividends earned from stocks and interest earned from interest-bearing securities in the fund. Expenses incurred in operating the fund include the advisory fee paid to the investment advisor, administrative services fees, distribution plan expenses (if applicable), transfer agent fees, shareholder servicing expenses, custodial, legal, and audit fees, and the printing and postage expenses related to shareholder reports. Expense offsets (fees paid indirectly) may also be shown. Credits earned from offset arrangements are used to reduce the fund’s expenses. This statement also shows net gains (losses) realized on the sale of investments and the increase or decrease in the unrealized appreciation (depreciation) on investments held during the period.
STATEMENT OF CHANGES IN NET ASSETS
The Statement of Changes in Net Assets shows how the fund’s total net assets changed during the two most recent reporting periods. Changes in the fund’s net assets are attributable to investment operations, distributions and capital share transactions.
The Operations section of the report summarizes information detailed in the Statement of Operations. The Distribution section shows the dividend and capital gain distributions made to shareholders. The amounts shown as distributions in this section may not match the net investment income and realized gains amounts shown in the Operations section because distributions are determined on a tax basis and certain investments or transactions may be treated differently for financial statement and tax purposes. The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, and the amounts redeemed. The corresponding numbers of shares issued, reinvested and redeemed are shown at the end of the report.

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FINANCIAL HIGHLIGHTS
The Financial Highlights table provides a per-share breakdown by class of the components that affect the fund’s net asset value for current and past reporting periods. The table provides total return, total distributions, expense ratios, portfolio turnover and net assets for the applicable period. Total return is a measure of a fund’s performance that encompasses all elements of return: dividends, capital gain distributions and changes in net asset value. Total return is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gain distributions, expressed as a percentage of the initial investment. Total distributions include distributions from net investment income and net realized gains. Long-term gains are earned on securities held in the fund more than one year. Short-term gains, on the sale of securities held less than one year, are treated as ordinary dividend income for tax purposes. The expense ratio is a fund’s cost of doing business, expressed as a percentage of net assets. These expenses directly reduce returns to shareholders. Portfolio turnover measures the trading activity in a fund’s investment portfolio – how often securities are bought and sold by a fund. Portfolio turnover is affected by market conditions, changes in the size of the fund, the nature of the fund’s investments and the investment style of the portfolio manager.
PROXY VOTING
The Proxy Voting Guidelines that the Portfolio uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the Fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Fund at 1-800-368-2745, by visiting the Calvert website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling the Fund, by visiting the Calvert website at www.calvert.com or visiting the SEC’s website at www.sec.gov.
AVAILABILITY OF QUARTERLY PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.
Investors should carefully consider the investment objectives, risks, charges and expenses of the Calvert Funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call Calvert at 800/368-2745.

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Calvert VP Inflation Protected Plus Portfolio
Semi-Annual Report June 30, 2014

4	Market Commentary
7	Shareholder Expense Example
8	Statement of Net Assets
10	Statement of Operations
11	Statements of Changes in Net Assets
12	Notes to Financial Statements
16	Financial Highlights
17	Explanation of Financial Tables
18	Proxy Voting
18	Availability of Quarterly Portfolio Holdings

CALVERT VP INFLATION PROTECTED PLUS PORTFOLIO
Portfolio within Calvert Variable Products, Inc.
Managed by Ameritas Investment Partners, Inc., Subadvisor
Despite geopolitical and economic uncertainty, and initial investor caution, it was a strong year-to-date for fixed-income investors. The yield curve, or the difference in interest rates for short- and long-term bonds, flattened over the reporting period as investors sought greater yield through longer-maturity bonds. The Barclays Aggregate Bond Index returned 3.93% year-to-date, while Treasuries were the lowest-performing sector. Money-market yields remained low, pinned down by the Fed’s near-zero interest-rate policy.
The Calvert VP Inflation Protected Plus Portfolio outperformed its benchmark for the six-month reporting period, with a total return of 6.12% versus 5.83% for the Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index. The Portfolio’s outperformance was driven by its exposure to longer-duration1 TIPS and corporate bonds. With interest rates remaining low during the reporting period, the Portfolio’s exposure to floating-rate bonds, which generally provide greater income during times of inflation, weakened overall performance. Performance was also negatively impacted by a relatively high allocation to cash.
Proposed Merger
The Directors of Calvert Variable Products, Inc. (CVP) have approved a resolution to merge, or reorganize Calvert VP Inflation Protected Plus Portfolio into Calvert VP Investment Grade Bond Index Portfolio, also a series of CVP. Shareholders of Calvert VP Inflation Protected Plus Portfolio will be asked to vote on the merger and must approve it before any change may take place. Proxy materials, including the proposed Agreement and Plan of Reorganization and a further explanation of the proposed changes, will be sent to shareholders.
Investment Climate
The U.S. economy has labored slowly and steadily to recover from the global financial crisis. Since the 2009 trough of the Great Recession, the U.S. gross domestic product (GDP) growth rate has averaged a sub-par 2.1%. That said, the United States has generally fared better than other major global economies. U.S. banks, for example, are in much better condition than most of their overseas counterparts, and consumer price deflation risk is much lower than in Japan or Europe.

AVERAGE ANNUAL TOTAL RETURN (period ended 6.30.14)

Six month*	6.12%
One year	4.84%
Five year	5.10%
Since inception (12/28/2006)	5.07%

The performance data shown represents past performance, does not guarantee future results and assumes reinvestment of all dividends and distributions. All performance data reflects fee waivers and/or expense limitations, if any are in effect; in their absence performance would be lower. See Note B in Notes to Financial Statements. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.
Visit calvert.com/institutional-VP-performance.html for current performance data. The gross expense ratio from the current prospectus for the Portfolio is 0.72%. This number may vary from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, does not include fee or expense waivers. The performance data and expense ratio reflect deduction of Portfolio operating expenses, but do not reflect charges and expenses imposed under the variable annuity or life insurance contract.
* Total Return is not annualized for periods of less than one year.

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In January, many forecasters, including the Federal Reserve (Fed), made early-year predictions for a faster pace of economic growth for 2014, perhaps even 3%. An unusually cold winter, however, resulted in disappointing GDP growth, and the economy contracted at a recession-like minus 2.9% for the first quarter, surprising nearly everyone. As a result, to achieve even a modest 2% growth rate overall for 2014, the economy will need to expand 3.7%, on average, over the last three quarters of the year.
While U.S. GDP growth disappointed, there was good news on other economic fronts. Over the six-month reporting period the unemployment rate fell from 6.7% to 6.1%, its lowest level since September 2008, and non-farm payrolls grew at a solid average monthly pace of 231,000. However, the overall labor force participation rate held steady at 62.8%, a still-low level. The reporting period ended with other notable positives, including improved U.S. corporate earnings, robust auto sales, expansion in the manufacturing Purchasing Managers Index (PMI)2, and growing consumer confidence.
Accommodative Central Bank Policies
After evaluating the economic data and financial market conditions, in December 2013 the Fed announced a gradual tapering of government bond purchases (quantitative easing) to occur over the next 12 to 18 months. In March 2014, the Fed dropped the unemployment and forecast inflation-rate thresholds from its policy statement, returning to a more traditional, but less clear, set of economic indicators to guide policy deliberation. At its April and June meetings, the Fed continued to taper bond purchases but otherwise made little change to its core forecast and policy plans. Geopolitical developments resulted in short bouts of market concern, but otherwise were not important influences on global investor behavior.
Knowing that investors remain very sensitive to interest-rate news, the Fed has been very careful in explaining its policy decision-making process and has worked painstakingly to keep the markets calm. Historical and expected volatility measures for financial markets fell to very low levels. While interest-rate hikes are likely to occur next year if economic growth steadies and improves, the cycle should be either short or consist of a longer series of small increases. The Fed indicated its policy for a future target interest rate should be closer to 3% than the pre-crisis 4% level.
Benign U.S. Fed policies were echoed by easing measures from the European Central Bank (ECB), the Bank of Japan, and China’s central bank. The Bank of England (BOE), however, signaled a policy hike sooner than

INVESTMENT ALLOCATION	% OF TOTAL INVESTMENTS
Long Term	42%
Intermediate Term	25%
Short Term	33%
Total	100%

expected, although it indicated its target policy rate in the post-crisis economy would be lower than the past standard. Overall, the major advanced-economy central banks were in accord in guiding the markets to expect very low policy interest rates for a long time, perhaps years to come.
Outlook
Looking ahead, we expect the U.S. economy to expand slowly, at sub-trend growth rates, as it continues to recover from the financial crisis. Inflation should remain low and we expect gradual labor market improvement to continue. During an election year, we believe there should be little economic drag from restrictive fiscal policy. In view of the negative first-quarter GDP growth rate, it will be challenging to meet the average of 2.1% for 2014.
That said, we expect a rebound in economic growth over the balance of 2014. In our view, the trend in negative economic surprises has bottomed. Measures of labor market slack should improve, perhaps even returning to historical norms over the next year. Inflation should remain tame. At the Fed, monetary policy into 2015 will focus heavily on clear and consistent public communications. The “tapering” of government bond purchases should be completed by the end of October. While the Fed will continue to signal a first rate-hike in the Fed funds policy target rate sometime in 2015, the exact timing will remain uncertain. In the meantime, yields in the two- to five-year maturity range are likely to move around as investors try to anticipate Fed decisions. Shorter-maturity yields, such the two-year Treasury note, should creep higher if the Fed sticks to its mid-2015 “lift off” guidance.
Money markets rates should remain near zero percent well into next year. Having said that, time will continue to work against low rates as the long-term trajectory has nowhere to go but up. The outlook for inflation-protected securities depends heavily on the rate of future inflation and interest-rate movements. As interest rates eventually rise, this should benefit floating-rate securities and shorter-dated bonds. In addition, we believe steady U.S. economic growth and favorable central bank policies will continue to provide a favorable underpinning for the fixed-income

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markets. Overall, the environment appears favorable for inflation-protected securities.
Sincerely,
Natalie A. Trunow
Senior Vice President, Chief Investment Officer - Equities
Calvert Investment Management, Inc.
July 2014

1. Duration measures a portfolio’s sensitivity to changes in interest rates. Generally, the longer the duration, the greater the change in value in response to a given change in interest rates.
2. Purchasing Managers Index (PMI) is an indicator of the economic health of the manufacturing sector and is based on five major areas: new orders, inventory levels, production, supplier deliveries, and the employment environment.

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SHAREHOLDER EXPENSE EXAMPLE
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).
Note: Expenses do not reflect charges and expenses of the variable annuity or variable universal life contract.
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	BEGINNING ACCOUNT VALUE 1/1/14	ENDING ACCOUNT VALUE 6/30/14	EXPENSES PAID DURING PERIOD* 1/1/14 - 6/30/14
Actual	$1,000.00	$1,061.18	$3.74

Hypothetical (5% return per year before expenses)	$1,000.00	$1,021.17	$3.67

* Expenses are equal to the Fund’s annualized expense ratio of 0.73%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

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STATEMENT OF NET ASSETS
JUNE 30, 2014

U.S. TREASURY OBLIGATIONS - 55.3%	PRINCIPAL AMOUNT	VALUE

United States Treasury Inflation Indexed Bonds:
2.375%, 1/15/25	$1,886,340	$2,285,271
2.00%, 1/15/26	2,149,776	2,532,872
2.375%, 1/15/27	1,998,265	2,452,089
1.75%, 1/15/28	2,149,850	2,475,015
3.625%, 4/15/28	1,758,720	2,469,902
2.50%, 1/15/29	1,876,936	2,368,166
3.375%, 4/15/32	1,669,338	2,410,496
2.125%, 2/15/40	1,974,114	2,511,598
United States Treasury Inflation Indexed Notes:
0.125%, 1/15/23	1,848,528	1,842,173
0.375%, 7/15/23	1,324,180	1,349,836
0.625%, 1/15/24	1,523,880	1,579,121

Total U.S. Treasury Obligations (Cost $22,508,451)		24,276,539

CORPORATE BONDS - 42.0%
American Express Co., 0.818%, 5/22/18 (r)	1,000,000	1,007,472
AT&T, Inc., 1.137%, 11/27/18 (r)	1,000,000	1,019,478
Bank of America Corp., 1.30%, 3/22/18 (r)	1,000,000	1,012,875
BP Capital Markets plc, 0.864%, 9/26/18 (r)	1,000,000	1,009,211
CA, Inc., 5.375%, 12/1/19	100,000	112,424
Cigna Corp., 4.00%, 2/15/22	100,000	106,117
Cintas Corp. No. 2, 3.25%, 6/1/22	150,000	149,313
Citigroup, Inc., 0.501%, 6/9/16 (r)	1,000,000	990,905
DIRECTV Holdings LLC, 5.20%, 3/15/20	200,000	225,302
Enbridge Energy Partners LP, 5.20%, 3/15/20	100,000	111,672
Energizer Holdings, Inc., 4.70%, 5/19/21	200,000	205,959
Energy Transfer Partners LP, 5.20%, 2/1/22	500,000	553,304
Equifax, Inc., 3.30%, 12/15/22	100,000	97,930
Ford Motor Credit Co. LLC:
1.474%, 5/9/16 (r)	1,000,000	1,014,739
8.125%, 1/15/20	400,000	510,717
GATX Corp., 4.85%, 6/1/21	200,000	219,596
General Electric Capital Corp., 0.941%, 4/2/18 (r)	1,000,000	1,013,334
Goldman Sachs Group, Inc., 1.425%, 4/30/18 (r)	1,000,000	1,016,146
JPMorgan Chase Bank, 0.56%, 6/13/16 (r)	1,250,000	1,245,531
L-3 Communications Corp., 5.20%, 10/15/19	200,000	224,998
Liberty Property LP, 3.375%, 6/15/23	100,000	97,051
McCormick & Company, Inc., 3.90%, 7/15/21	500,000	537,744
NBCUniversal Enterprise, Inc., 0.911%, 4/15/18 (e)(r)	1,000,000	1,011,129
Pfizer, Inc., 0.531%, 6/15/18 (r)	1,300,000	1,302,132
Prudential Financial, Inc., 1.004%, 8/15/18 (r)	1,000,000	1,001,238
Rio Tinto Finance USA Ltd., 3.75%, 9/20/21	500,000	526,603
Stanley Black & Decker, Inc., 2.90%, 11/1/22	150,000	146,557
Teck Resources Ltd., 4.75%, 1/15/22	100,000	104,928

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CORPORATE BONDS - CONT'D	PRINCIPAL AMOUNT	VALUE

The Valspar Corp., 4.20%, 1/15/22	$300,000	$316,744
TransCanada PipeLines Ltd., 0.914%, 6/30/16 (r)	1,000,000	1,008,120
Verizon Communications, Inc., 1.981%, 9/14/18 (r)	500,000	527,528

Total Corporate Bonds (Cost $17,932,464)		18,426,797

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 5.7%
Freddie Mac, 2.375%, 1/13/22	2,500,000	2,495,080

Total U.S. Government Agencies and Instrumentalities (Cost $2,468,714)		2,495,080

TIME DEPOSIT - 2.5%
State Street Bank Time Deposit, 0.083%, 7/1/14	1,079,690	1,079,690

Total Time Deposit (Cost $1,079,690)		1,079,690

TOTAL INVESTMENTS (Cost $43,989,319) - 105.5%		46,278,106
Other assets and liabilities, net - (5.5%)		(2,423,970)
NET ASSETS - 100%		$43,854,136

NET ASSETS CONSIST OF:
Paid-in capital applicable to 732,839 shares of common stock outstanding;
$0.10 par value, 20,000,000 shares authorized		$39,703,965
Undistributed net investment income		898,223
Accumulated net realized gain (loss)		963,161
Net unrealized appreciation (depreciation)		2,288,787

NET ASSETS		$43,854,136

NET ASSET VALUE PER SHARE		$59.84

(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Abbreviations:
LLC: Limited Liability Corporation
LP: Limited Partnership
plc: Public Limited Company
See notes to financial statements.

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STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2014

NET INVESTMENT INCOME
Investment Income:
Interest income	$566,241
Inflation principal income	496,071
Total investment income	1,062,312

Expenses:
Investment advisory fee	188,965
Transfer agency fees and expenses	5,160
Accounting fees	6,725
Directors’ fees and expenses	7,516
Administrative fees	37,793
Custodian fees	13,203
Reports to shareholders	539
Professional fees	13,918
Miscellaneous	2,649
Total expenses	276,468

NET INVESTMENT INCOME	785,844

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss)	452,741
Change in unrealized appreciation (depreciation)	3,299,052

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	3,751,793

INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$4,537,637

See notes to financial statements.

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STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS	SIX MONTHS ENDED JUNE 30, 2014	YEAR ENDED DECEMBER 31, 2013
Operations:
Net investment income	$785,844	$1,140,860
Net realized gain (loss)	452,741	1,225,216
Change in unrealized appreciation (depreciation)	3,299,052	(9,290,007)

INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	4,537,637	(6,923,931)

Distributions to shareholders from:
Net investment income	—	(1,196,712)
Net realized gain	—	(825,102)
Total distributions	—	(2,021,814)

Capital share transactions:
Shares sold	2,049,243	10,761,243
Reinvestment of distributions	—	2,021,814
Shares redeemed	(44,712,920)	(15,741,666)
Total capital share transactions	(42,663,677)	(2,958,609)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(38,126,040)	(11,904,354)

NET ASSETS
Beginning of period	81,980,176	93,884,530
End of period (including undistributed net investment income
of $898,223 and $112,379, respectively)	$43,854,136	$81,980,176

CAPITAL SHARE ACTIVITY
Shares sold	35,373	178,145
Shares reinvested	—	35,835
Shares redeemed	(756,315)	(263,898)
Total capital share activity	(720,942)	(49,918)

See notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS
NOTE A — SIGNIFICANT ACCOUNTING POLICIES
General: Calvert VP Inflation Protected Plus Portfolio (the “Portfolio”), a series of Calvert Variable Products, Inc., (the “Fund”), is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund is comprised of twelve separate portfolios. The operations of each series of the Fund are accounted for separately. Shares of the Portfolio are sold without sales charge to affiliated and unaffiliated insurance companies for allocation to certain of their variable separate accounts.
Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Portfolio uses independent pricing services approved by the Board of Directors (“the Board”) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
The Board has adopted Valuation Procedures (the “Procedures”) to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. The Board has delegated the day-to-day responsibility for determining the fair value of assets of the Portfolio to Calvert Investment Management, Inc. (the “Advisor” or “Calvert”) and has provided these Procedures to govern Calvert in its valuation duties.
Calvert has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated.
The Valuation Committee meets on a regular basis to review illiquid securities and other investments which may not have readily available market prices. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.
The Valuation Committee utilizes various methods to measure the fair value of the Portfolio’s investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. There were no such transfers during the period. Valuation techniques used to value the Portfolio’s investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices, and such securities are generally categorized as Level 2 in the hierarchy. Short-term securities of sufficient credit quality with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

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If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Advisor, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by the Valuation Committee.
The Valuation Committee considers a number of factors, including significant unobservable valuation inputs when arriving at fair value. It considers all significant facts that are reasonably available and relevant to the determination of fair value.
The Valuation Committee primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. When more appropriate, the fund may employ an income-based or cost approach. An income-based valuation approach discounts anticipated future cash flows of the investment to calculate a present amount (discounted). The measurement is based on the value indicated by current market expectations about those future amounts. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. A cost based approach is based on the amount that currently would be required to replace the service capacity of an asset (current replacement cost). From the seller’s perspective, the price that would be received for the asset is determined based on the cost to a buyer to acquire or construct a substitute asset of comparable utility, adjusted for obsolescence.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.
At June 30, 2014, no securities were fair valued in good faith under the direction of the Board.
The following table summarizes the market value of the Portfolio's holdings as of June 30, 2014, based on the inputs used to value them:

	VALUATION INPUTS
INVESTMENTS IN SECURITIES*	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
U.S. government obligations	—	$26,771,619	—	$26,771,619
Corporate debt	—	18,426,797	—	18,426,797
Other debt obligations	—	1,079,690	—	1,079,690
TOTAL	—	$46,278,106	—	$46,278,106

* For a complete listing of investments, please refer to the Statement of Net Assets.
Treasury Inflation-Protected Securities: The Portfolio invests in Treasury Inflation-Protected Securities (“TIPS”), in which the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to inflation principal income in the accompanying Statement of Operations. Such adjustments may have a significant impact on the Portfolio’s distributions.
Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.
Distributions to Shareholders: Distributions to shareholders are recorded by the Portfolio on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Portfolio’s capital accounts to reflect income and gains available for distribution under income tax regulations.

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Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Federal Income Taxes: No provision for federal income or excise tax is required since the Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Portfolio’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Portfolio’s financial statements. A Portfolio’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.
NOTE B — RELATED PARTY TRANSACTIONS
Calvert Investment Management, Inc. (the “Advisor”) is wholly-owned by Calvert Investments, Inc., which is indirectly wholly-owned by Ameritas Mutual Holding Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and Directors of the Fund who are employees of the Advisor or its affiliates. For its services, the Advisor receives an annual fee, payable monthly, of .50% of the Portfolio’s average daily net assets. Under the terms of the agreement, $22,874 was payable at period end. In addition, $1,276 was payable at period end for operating expenses paid by the Advisor during June 2014.
The Advisor has contractually agreed to limit net annual portfolio operating expenses through April 30, 2015. The contractual expense cap is .79%. For the purpose of this expense limit, operating expenses do not include interest expense, brokerage commissions, taxes, and extraordinary expenses. This expense limitation does not limit acquired fund fees and expenses, if any.
Calvert Investment Administrative Services, Inc., an affiliate of the Advisor, provides administrative services to the Portfolio for an annual fee, payable monthly, of .10% of the Portfolio’s average daily net assets. Under the terms of the agreement, $4,575 was payable at period end.
Calvert Investment Services, Inc. (“CIS”), an affiliate of the Advisor, acts as shareholder servicing agent for the Portfolio. For its services, CIS received a fee of $3,011 for the six months ended June 30, 2014. Under the terms of the agreement, $527 was payable at period end. Boston Financial Data Services, Inc. is the transfer and dividend disbursing agent.
Each Director of the Fund who is not an employee of the Advisor or its affiliates receives a fee of $1,500 for each Board and Committee meeting attended plus an annual fee of $40,000. Committee chairs receive an additional $5,000 annual retainer. Directors’ fees are allocated to each of the portfolios served.
NOTE C — INVESTMENT ACTIVITY AND TAX INFORMATION
During the period, the cost of purchases and proceeds from sales of investments, other than short-term and U.S. Government securities, were $4,274,521 and $26,087,883, respectively. U.S. Government security purchases and sales were $7,440,670 and $25,749,015, respectively.
As of June 30, 2014, the tax basis components of unrealized appreciation/(depreciation) and the federal tax cost were as follows:

Unrealized appreciation	$2,376,674
Unrealized (depreciation)	(107,497)
Net unrealized appreciation/(depreciation)	$2,269,177

Federal income tax cost of investments	$44,008,929

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NOTE D — LINE OF CREDIT
A financing agreement is in place with the Calvert Funds and State Street Corporation (“SSC”). Under the agreement, SSC provides an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), accessible by the Funds for temporary or emergency purposes only. Borrowings under the committed facility bear interest at the higher of the London Interbank Offered Rate (LIBOR) or the overnight Federal Funds Rate plus 1.25% per annum. A commitment fee of .11% per annum is incurred on the unused portion of the committed facility, which is allocated to all participating funds. The Portfolio had no loans outstanding pursuant to this line of credit at June 30, 2014.
For the six months ended June 30, 2014, borrowing information by the Portfolio under the agreement was as follows:

Average Daily Balance	Weighted Average Interest Rate	Maximum Amount Borrowed	Month Of Maximum Amount Borrowed
$501	1.34%	$90,677	March 2014
NOTE E — REORGANIZATION
The Board of Directors has approved the Reorganization of the Portfolio into Calvert VP Investment Grade Bond Index Portfolio and has recommended approval of the Reorganization by Portfolio shareholders. In September 2014, a Proxy Statement will be mailed to shareholders and will contain additional information about the Reorganization, as well as voting instructions. If the Reorganization is approved by the Portfolio's shareholders, it will be merged into Calvert VP Investment Grade Bond Index Portfolio on or about November 15, 2014.
NOTE F — SUBSEQUENT EVENTS
In preparing the financial statements as of June 30, 2014, no subsequent events or transactions occurred that would have required recognition or disclosure in these financial statements.

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FINANCIAL HIGHLIGHTS

	PERIODS ENDED
	JUNE 30,	DECEMBER 31,
	2014 (z)	2013	2012 (z)	2011 (z)	2010	2009
Net asset value, beginning	$56.39	$62.44	$59.03	$54.84	$53.29	$49.69
Income from investment operations:
Net investment income	0.62	0.81	1.15	1.42	1.23	0.22
Net realized and unrealized gain (loss)	2.83	(5.44)	3.42	4.29	2.13	3.57
Total from investment operations	3.45	(4.63)	4.57	5.71	3.36	3.79
Distributions from:
Net investment income	—	(0.84)	(0.98)	(1.07)	(1.13)	(0.19)
Net realized gain	—	(0.58)	(0.18)	(0.45)	(0.68)	—
Total distributions	—	(1.42)	(1.16)	(1.52)	(1.81)	(0.19)
Total increase (decrease) in net asset value	3.45	(6.05)	3.41	4.19	1.55	3.60
Net asset value, ending	$59.84	$56.39	$62.44	$59.03	$54.84	$53.29

Total return*	6.12%	(7.41%)	7.73%	10.41%	6.33%	7.62%
Ratios to average net assets: A
Net investment income	2.08% (a)	1.29%	1.87%	2.45%	1.96%	0.57%
Total expenses	.73% (a)	0.72%	0.71%	0.79%	0.82%	0.81%
Expenses before offsets	.73% (a)	0.72%	0.71%	0.77%	0.75%	0.75%
Net expenses	.73% (a)	0.72%	0.71%	0.77%	0.75%	0.75%
Portfolio turnover	16%	46%	24%	38%	96%	123%
Net assets, ending (in thousands)	$43,854	$81,980	$93,885	$62,391	$29,773	$35,525

A    Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the portfolio.
(a) Annualized.
(z) Per share figures are calculated using the Average Shares Method.
* Total return is not annualized for periods of less than one year and does not reflect charges and expenses of the variable annuity or variable universal life contract.

See notes to financial statements.

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EXPLANATION OF FINANCIAL TABLES
SCHEDULE OF INVESTMENTS
The Schedule of Investments is a snapshot of all securities held in the fund at their market value, on the last day of the reporting period. Securities are listed by asset type (e.g., common stock, corporate bonds, U.S. government obligations) and may be further broken down into sub-groups and by industry classification.
STATEMENT OF ASSETS AND LIABILITIES
The Statement of Assets and Liabilities is often referred to as the fund’s balance sheet. It lists the value of what the fund owns, is due and owes on the last day of the reporting period. The fund’s assets include the market value of securities owned, cash, receivables for securities sold and shareholder subscriptions, and receivables for dividends and interest payments that have been earned, but not yet received. The fund’s liabilities typically include payables for securities purchased and shareholder redemptions, and expenses owed but not yet paid. The statement also reports the fund’s net asset value (NAV) per share on the last day of the reporting period. The NAV is calculated by dividing the fund’s net assets (assets minus liabilities) by the number of shares outstanding. This statement is accompanied by a Schedule of Investments. Alternatively, if certain conditions are met, a Statement of Net Assets may be presented in lieu of this statement and the Schedule of Investments.
STATEMENT OF NET ASSETS
The Statement of Net Assets provides a detailed list of the fund’s holdings, including each security’s market value on the last day of the reporting period. The Statement of Net Assets includes a Schedule of Investments. Other assets are added and other liabilities subtracted from the investments total to calculate the fund’s net assets. Finally, net assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) per share.
At the end of the Statement of Net Assets is a table displaying the composition of the fund’s net assets. Paid in Capital is the money invested by shareholders and represents the bulk of net assets. Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the amounts the fund had available to distribute to shareholders as of the statement date. Accumulated Realized Losses will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund’s investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.
STATEMENT OF OPERATIONS
The Statement of Operations summarizes the fund’s investment income earned and expenses incurred in operating the fund. Investment income includes dividends earned from stocks and interest earned from interest-bearing securities in the fund. Expenses incurred in operating the fund include the advisory fee paid to the investment advisor, administrative services fees, distribution plan expenses (if applicable), transfer agent fees, shareholder servicing expenses, custodial, legal, and audit fees, and the printing and postage expenses related to shareholder reports. Expense offsets (fees paid indirectly) may also be shown. Credits earned from offset arrangements are used to reduce the fund’s expenses. This statement also shows net gains (losses) realized on the sale of investments and the increase or decrease in the unrealized appreciation (depreciation) on investments held during the period.
STATEMENT OF CHANGES IN NET ASSETS
The Statement of Changes in Net Assets shows how the fund’s total net assets changed during the two most recent reporting periods. Changes in the fund’s net assets are attributable to investment operations, distributions and capital share transactions.
The Operations section of the report summarizes information detailed in the Statement of Operations. The Distribution section shows the dividend and capital gain distributions made to shareholders. The amounts shown as distributions in this section may not match the net investment income and realized gains amounts shown in the Operations section because distributions are determined on a tax basis and certain investments or transactions may be treated differently for financial statement and tax purposes. The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, and the amounts redeemed. The corresponding numbers of shares issued, reinvested and redeemed are shown at the end of the report.

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FINANCIAL HIGHLIGHTS
The Financial Highlights table provides a per-share breakdown by class of the components that affect the fund’s net asset value for current and past reporting periods. The table provides total return, total distributions, expense ratios, portfolio turnover and net assets for the applicable period. Total return is a measure of a fund’s performance that encompasses all elements of return: dividends, capital gain distributions and changes in net asset value. Total return is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gain distributions, expressed as a percentage of the initial investment. Total distributions include distributions from net investment income and net realized gains. Long-term gains are earned on securities held in the fund more than one year. Short-term gains, on the sale of securities held less than one year, are treated as ordinary dividend income for tax purposes. The expense ratio is a fund’s cost of doing business, expressed as a percentage of net assets. These expenses directly reduce returns to shareholders. Portfolio turnover measures the trading activity in a fund’s investment portfolio – how often securities are bought and sold by a fund. Portfolio turnover is affected by market conditions, changes in the size of the fund, the nature of the fund’s investments and the investment style of the portfolio manager.
PROXY VOTING
The Proxy Voting Guidelines that the Portfolio uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the Fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Fund at 1-800-368-2745, by visiting the Calvert website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling the Fund, by visiting the Calvert website at www.calvert.com or visiting the SEC’s website at www.sec.gov.
AVAILABILITY OF QUARTERLY PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.
Investors should carefully consider the investment objectives, risks, charges and expenses of the Calvert Funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call Calvert at 800/368-2745.

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Calvert VP Natural Resources Portfolio
Semi-Annual Report June 30, 2014

4	Market Commentary
7	Shareholder Expense Example
8	Statement of Net Assets
9	Statement of Operations
10	Statements of Changes in Net Assets
11	Notes to Financial Statements
15	Financial Highlights
16	Explanation of Financial Tables
17	Proxy Voting
17	Availability of Quarterly Portfolio Holdings

CALVERT VP NATURAL RESOURCES PORTFOLIO
Portfolio within Calvert Variable Products, Inc.
Managed by Ameritas Investment Partners, Inc., Subadvisor
Investment Climate
Equity markets weathered a rise in geopolitical tensions during the first half of 2014, marked by turmoil in the Middle East and conflict in the Ukraine. Despite these tensions, all major global equity indices posted strong returns over the reporting period. The U.S. economic recovery regained its footing after a disappointing first quarter, while easing measures announced by the European Central Bank (ECB) were a welcome development following a string of weaker-than-expected macroeconomic data in the eurozone. Meanwhile, signs that economic growth in China was stabilizing helped emerging-market equities rebound after a rough start to the year. For the six-month period ending June 30, 2014, the Standard and Poor’s (S&P) 500, Russell 1000, Russell 2000, MSCI EAFE, and MSCI Emerging Markets Indices returned 7.14%, 7.27%, 3.19%, 5.14%, and 6.32%, respectively.
Natural Resource equities performed in-line with U.S. stocks over the reporting period. Commodities, dominated by energy related commodities due to their large market size, strongly outperformed U.S. stocks. While the S&P 500 Index returned 7.1% during the period, the energy sector of the Index gained 13.1%, reflecting the strong upward moves in energy related commodity prices. Additionally, real estate investment trusts (REIT)s generally benefited as lower interest rates boosted their value. Generally, water and timber industries underperformed.
From an investment-style perspective, domestic large-capitalization stocks outperformed their small-cap counterparts, while value stocks outperformed growth stocks during the period. However, small-caps began to reverse this trend in June and should benefit from continued economic recovery and increasing merger and acquisition (M&A) activity in the United States as the year wears on. Looking at sector performance, Utilities, Energy, and Health Care were the top performers within the Russell 1000 Index, while the Consumer Discretionary, Telecommunications Services, and Industrials sectors lagged.
Equity Markets Prove Resilient Despite Geopolitical Tensions
Familiar sources of volatility—geopolitical turmoil and instability in the Middle East—again reared their ugly heads during the first half of the year. As the crisis in Iraq intensified, oil prices spiked in June, but retreated toward

AVERAGE ANNUAL TOTAL RETURN (period ended 6.30.14)

Six month**	7.06%
One year	15.13%
Five year	7.31%
Since inception (12/28/2006)	1.77%

The performance data shown represents past performance, does not guarantee future results and assumes reinvestment of all dividends and distributions. All performance data reflects fee waivers and/or expense limitations, if any are in effect; in their absence performance would be lower. See Note B in Notes to Financial Statements. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.
Visit calvert.com/institutional-VP-performance.html for current performance data. The gross expense ratio from the current prospectus for the Portfolio is 1.35% (includes Acquired Fund fees). This number may vary from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, does not include fee or expense waivers. The performance data and expense ratio reflect deduction of Portfolio operating expenses, but do not reflect charges and expenses imposed under the variable annuity or life insurance contract.
* The Natural Resources Composite benchmark is an internally constructed index comprised of blend of 50% DJ-UBS Commodity Index and 50% S&P North American Sector/Natural Resources Index.
** Total Return is not annualized for periods of less than one year.

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month-end following reports that the situation was coming under control. In the past this might have resulted in increased volatility or a sell-off in the equity markets, but this time investors seemed to shrug it off.
This was likely due to America having reduced its dependence on foreign energy and investors not perceiving the conflict as being a long-term threat to the supply of oil. At the same time, simmering unrest in the Ukraine lingered throughout the period. But with a relatively remote chance of the situation escalating into a broader regional conflict, market participants again determined the economic impact on global growth would likely be minimal. Overall, renewed confidence that the U.S. Federal Reserve (Fed) and central banks around the world would continue to maintain accommodative monetary policies also provided significant support for U.S. and global equity markets.
U.S. Macroeconomic Data Rebounds from Winter Doldrums
Rather than focusing on events happening abroad, investors instead fixed their attention on improving U.S. macroeconomic data, and put the first quarter’s negative gross domestic product (GDP) growth in the rearview mirror, attributing the setback to harsh winter weather. Strong U.S. corporate earnings provided support to equity markets while the labor market continued to show signs of improvement. Jobless claims continued their downward trend and monthly payroll gains have now exceeded 200,000 workers for five consecutive months, pushing the unemployment rate down to 6.1%, the lowest level since September 2008. Other macroeconomic data also pointed to a second quarter rebound – auto sales continued to rise, Manufacturing PMI1 remained firmly in expansion territory, and consumer confidence edged up. The housing market recovery, an important driver of economic growth, also got back on track with second-quarter data indicating a pick-up in housing activity, which had been suppressed by the severe weather conditions. Despite this spate of positive U.S. macroeconomic data, one area of concern was sluggish consumer spending, which is likely being held down by low wage growth. However, we believe that U.S. economic growth will accelerate in the coming quarters, allowing for income growth, which should boost both consumer confidence and spending.
Anemic European Economy Spurs ECB to Action
In Europe, European Central Bank (ECB) President Mario Draghi announced a series of easing measures at a June monetary policy meeting, with the goal of stimulating growth and fending off deflation. This came on the heels of weaker data in the eurozone as inflation there dropped to 0.5% and GDP grew just 0.2% in the first quarter, while the euro area’s Manufacturing PMI declined to the lowest

ECONOMIC SECTORS	% OF TOTAL INVESTMENTS
Materials Stocks	11.0%
Energy Stocks	26.3%
Forestry Stocks	5.0%
Water Stocks	7.2%
Gold Mining Stocks	2.2%
Energy Commodities	20.9%
Grain Commodities	10.1%
Industrial Metals Commodities	6.5%
Precious Metals Commodities	5.9%
Soft Commodities	3.5%
Livestock Commodities	1.4%
Total	100%

level since November 2013, with notable declines in France and Germany. As we have anticipated, it appears European economic recovery will take much longer to materialize than market consensus has anticipated to date.
China’s Economic Growth Remains a Concern, but Shows Signs of Stabilizing
Investors remained concerned about slowing economic growth in China as the country transitions to a more consumer-oriented economy. A sharp slowdown in China could prove troubling for global markets, especially given the unknown ripple effects on the global economy should the Chinese real estate bubble burst. For now, investors gained comfort in improved manufacturing PMI reports released in June and an expansion of China’s “mini-stimulus” policies. The improving economic backdrop in China also helped propel the rebound in emerging market equities during the second quarter.
Outlook
We continue to believe that this cycle of economic recovery will be more protracted than usual given the depth and severity of the financial crisis that preceded it. Consistent with that, and recognizing that this protracted cycle will continue to be characterized by very slow rates of improvement, we think the U.S. economy has largely recovered and is now going through an expansion phase. What this may mean going forward is that economic growth may continue to be slower than usual for this stage in the cycle, but it should still prove robust.
Concerns about subdued emerging-market growth and geopolitical turmoil have effectively injected more risk into the global markets, with investors taking a more cautious approach toward equities. In the short term, this has been positive for U.S. Treasuries and bond-fund inflows. However, from a longer-term perspective, bond

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prices are likely to come under greater pressure as the Fed continues to wind down its asset purchase program.
We expect the Fed will continue to focus on maintaining positive U.S. economic growth and will adjust the pace at which it tapers quantitative easing (QE) accordingly. As we have maintained for some time, a key consideration in the Fed's strategy remains the U.S housing market, which is a chief driver of U.S. economic growth. As a result, we don’t expect to see much interest-rate volatility in the near term. Having said that, time will continue to work against low rates as the long-term trajectory has nowhere else to go but up.
Overall, we believe global economic growth will continue to move ahead slowly, supported by favorable central bank policies, and these conditions will continue to provide a favorable underpinning for the equities markets, with the U.S. markets in the strongest position. U.S. equities will probably not repeat the 30-40% banner year they had in 2013, but as the U.S. economy continues to strengthen, there is no reason not to expect another positive—though less spectacular—year for stocks in 2014.
Sincerely,
Natalie A. Trunow
Senior Vice President, Chief Investment Officer - Equities
Calvert Investment Management, Inc.
July 2014

1. Purchasing Managers Index (PMI) is an indicator of the economic health of the manufacturing sector and is based on five major areas: new orders, inventory levels, production, supplier deliveries, and the employment environment.

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SHAREHOLDER EXPENSE EXAMPLE
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).
Note: Expenses do not reflect charges and expenses of the variable annuity or variable universal life contract.
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	BEGINNING ACCOUNT VALUE 1/1/14	ENDING ACCOUNT VALUE 6/30/14	EXPENSES PAID DURING PERIOD* 1/1/14 - 6/30/14
Actual	$1,000.00	$1,070.60	$3.98

Hypothetical (5% return per year before expenses)	$1,000.00	$1,020.95	$3.88

* Expenses are equal to the Fund’s annualized expense ratio of 0.78%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Portfolio invests are not included in the annualized expense ratio.

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STATEMENT OF NET ASSETS
JUNE 30, 2014

EXCHANGE TRADED PRODUCTS - 99.4%	SHARES	VALUE

Guggenheim Timber Index ETF	123,100	$3,104,582
iPath Dow Jones-UBS Commodity Index Total Return ETN*	422,100	16,647,624
iShares Global Materials ETF	87,500	5,645,500
iShares North American Natural Resources ETF	344,900	17,227,755
Market Vectors Gold Miners ETF	59,100	1,563,195
PowerShares DB Commodity Index Tracking Fund*	640,000	17,011,200
PowerShares Water Resources Portfolio ETF	188,500	5,012,215
Vanguard Materials ETF	33,500	3,744,965

Total Exchange Traded Products (Cost $65,472,309)		69,957,036

TIME DEPOSIT - 0.9%	PRINCIPAL AMOUNT
State Street Bank Time Deposit, 0.083%, 7/1/14	$634,509	634,509

Total Time Deposit (Cost $634,509)		634,509

TOTAL INVESTMENTS (Cost $66,106,818) - 100.3%		70,591,545
Other assets and liabilities, net - (0.3%)		(237,867)
NET ASSETS - 100%		$70,353,678

NET ASSETS CONSIST OF:
Paid-in capital applicable to 1,288,685 shares of common stock outstanding;
$0.10 par value, 20,000,000 shares authorized		$65,339,620
Undistributed net investment income		67,342
Accumulated net realized gain (loss)		461,989
Net unrealized appreciation (depreciation)		4,484,727

NET ASSETS		$70,353,678

NET ASSET VALUE PER SHARE		$54.59

* Non-income producing security.
Abbreviations:
ETF: Exchange Traded Fund
ETN: Exchange Traded Note
See notes to financial statements.

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STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2014

NET INVESTMENT INCOME
Investment Income:
Dividend income	$240,364
Interest income	246
Total investment income	240,610

Expenses:
Investment advisory fee	191,525
Transfer agency fees and expenses	4,486
Accounting fees	5,494
Directors' fees and expenses	5,176
Administrative fees	34,823
Custodian fees	10,023
Reports to shareholders	3,430
Professional fees	13,064
Miscellaneous	1,871
Total expenses	269,892

NET INVESTMENT INCOME (LOSS)	(29,282)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss)	1,696,407
Change in unrealized appreciation (depreciation)	3,144,227

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	4,840,634

INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$4,811,352

See notes to financial statements.

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STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS	SIX MONTHS ENDED JUNE 30, 2014	YEAR ENDED DECEMBER 31, 2013
Operations:
Net investment income (loss)	($29,282)	$206,515
Net realized gain (loss)	1,696,407	(431,265)
Change in unrealized appreciation (depreciation)	3,144,227	1,077,896

INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	4,811,352	853,146

Distributions to shareholders from:
Net realized gain	—	(478,965)
Total distributions	—	(478,965)

Capital share transactions:
Shares sold	2,261,111	21,528,916
Reinvestment of distributions	—	478,965
Shares redeemed	(6,668,334)	(7,097,036)
Total capital share transactions	(4,407,223)	14,910,845

TOTAL INCREASE (DECREASE) IN NET ASSETS	404,129	15,285,026

NET ASSETS
Beginning of period	69,949,549	54,664,523
End of period (including undistributed net investment income of
$67,342 and $96,624, respectively)	$70,353,678	$69,949,549

CAPITAL SHARE ACTIVITY
Shares sold	43,381	430,839
Reinvestment of distributions	—	9,541
Shares redeemed	(126,461)	(140,803)
Total capital share activity	(83,080)	299,577

See notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS
NOTE A — SIGNIFICANT ACCOUNTING POLICIES
General: Calvert VP Natural Resources Portfolio (the “Portfolio”), a series of Calvert Variable Products, Inc. (the “Fund”), is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Fund is comprised of twelve separate portfolios. The operations of each series of the Fund are accounted for separately. Shares of the Portfolio are sold without sales charge to affiliated and unaffiliated insurance companies for allocation to certain of their variable separate accounts. The Portfolio invests primarily in exchange traded funds and exchange traded notes (the “Underlying Funds”) representing different natural resources exposure.
Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Portfolio uses independent pricing services approved by the Board of Directors (“the Board”) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
The Board has adopted Valuation Procedures (the “Procedures”) to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. The Board has delegated the day-to-day responsibility for determining the fair value of assets of the Portfolio to Calvert Investment Management, Inc. (the “Advisor” or “Calvert”) and has provided these Procedures to govern Calvert in its valuation duties.
Calvert has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated.
The Valuation Committee meets on a regular basis to review illiquid securities and other investments which may not have readily available market prices. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.
The Valuation Committee utilizes various methods to measure the fair value of the Portfolio’s investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. There were no such transfers during the period. Valuation techniques used to value the Portfolio’s investments by major category are as follows:
Exchange traded products are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Short-term securities of sufficient credit quality with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Advisor, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by the Valuation Committee.

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The Valuation Committee considers a number of factors, including significant unobservable valuation inputs when arriving at fair value. It considers all significant facts that are reasonably available and relevant to the determination of fair value.
The Valuation Committee primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. When more appropriate, the fund may employ an income-based or cost approach. An income-based valuation approach discounts anticipated future cash flows of the investment to calculate a present amount (discounted). The measurement is based on the value indicated by current market expectations about those future amounts. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. A cost based approach is based on the amount that currently would be required to replace the service capacity of an asset (current replacement cost). From the seller’s perspective, the price that would be received for the asset is determined based on the cost to a buyer to acquire or construct a substitute asset of comparable utility, adjusted for obsolescence.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.
At June 30, 2014, no securities were fair valued in good faith under the direction of the Board.
The following table summarizes the market value of the Portfolio's holdings as of June 30, 2014, based on the inputs used to value them:

	VALUATION INPUTS
INVESTMENTS IN SECURITIES*	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Exchange traded products	$69,957,036	—	—	$69,957,036
Other debt obligations	—	$634,509	—	634,509
TOTAL	$69,957,036	$634,509	—	$70,591,545

* For a complete listing of investments, please refer to the Statement of Net Assets.
Security Transactions and Investment Income: Security transactions, normally related to shares of the Underlying Funds, are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Income and capital gain distributions from the Underlying Funds, if any, are recorded on ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Expenses included in the accompanying financial statements reflect the expenses of the Portfolio and do not include any expenses associated with the Underlying Funds.
Distributions to Shareholders: Distributions to shareholders are recorded by the Portfolio on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Portfolio’s capital accounts to reflect income and gains available for distribution under income tax regulations.
Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Federal Income Taxes: No provision for federal income or excise tax is required since the Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

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Management has analyzed the Portfolio’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Portfolio’s financial statements. A Portfolio’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.
NOTE B — RELATED PARTY TRANSACTIONS
Calvert Investment Management, Inc. (the “Advisor”) is wholly-owned by Calvert Investments, Inc., which is indirectly wholly-owned by Ameritas Mutual Holding Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and Directors of the Fund who are employees of the Advisor or its affiliates. For its services, the Advisor receives an annual fee, payable monthly, of .55%, of the Portfolio’s average daily net assets. Under the terms of the agreement, $31,831 was payable at period end. In addition, $1,276 was payable at period end for operating expenses paid by the Advisor during June 2014.
The Advisor has contractually agreed to limit net annual portfolio operating expenses through April 30, 2015. The contractual expense cap is .79%. For the purpose of this expense limit, operating expenses do not include interest expense, brokerage commissions, taxes, and extraordinary expenses. This expense limitation does not limit fees and expenses associated with the Underlying Funds.
Calvert Investment Administrative Services, Inc., an affiliate of the Advisor, provides administrative services to the Portfolio for an annual fee, payable monthly, of .10% of the Portfolio’s average daily net assets. Under the terms of the agreement, $5,788 was payable at period end.
Calvert Investment Services, Inc. (“CIS”), an affiliate of the Advisor, acts as shareholder servicing agent for the Portfolio. For its services, CIS received a fee of $2,596 for the six months ended June 30, 2014. Under the terms of the agreement, $440 was payable at period end. Boston Financial Data Services, Inc. is the transfer and dividend disbursing agent.
Each Director of the Fund who is not an employee of the Advisor or its affiliates receives a fee of $1,500 for each Board and Committee meeting attended plus an annual fee of $40,000. Committee chairs receive an additional $5,000 annual retainer. Directors’ fees are allocated to each of the portfolios served.
NOTE C — INVESTMENT ACTIVITY AND TAX INFORMATION
During the period, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $22,040,084 and $25,993,072, respectively.

CAPITAL LOSS CARRYFORWARD

NO EXPIRATION DATE
Short-term	($553,191)
Long-term	(1,149,313)
Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred in taxable years beginning after December 22, 2010 can be carried forward to offset future capital gains for an unlimited period. These losses will retain their character as either long-term or short-term.
As of June 30, 2014, the tax basis components of appreciation/(depreciation) and the federal tax cost were as follows:

Unrealized appreciation	$5,427,926
Unrealized (depreciation)	(625,022)
Net unrealized appreciation/(depreciation)	$4,802,904

Federal income tax cost of investments	$65,788,641

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NOTE D — LINE OF CREDIT
A financing agreement is in place with the Calvert Funds and State Street Corporation (“SSC”). Under the agreement, SSC provides an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), accessible by the Funds for temporary or emergency purposes only. Borrowings under the committed facility bear interest at the higher of the London Interbank Offered Rate (LIBOR) or the overnight Federal Funds Rate plus 1.25% per annum. A commitment fee of .11% per annum is incurred on the unused portion of the committed facility, which is allocated to all participating funds. The Portfolio had no borrowings under the agreement during the six months ended June 30, 2014.
NOTE E — SUBSEQUENT EVENTS
In preparing the financial statements as of June 30, 2014, no subsequent events or transactions occurred that would have required recognition or disclosure in these financial statements.

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FINANCIAL HIGHLIGHTS

	PERIODS ENDED
	JUNE 30,		DECEMBER 31,
	2014		2013 (z)	2012	2011	2010 (z)	2009 (z)
Net asset value, beginning	$50.99		$50.98	$49.84	$55.64	$47.61	$36.42
Income from investment operations:
Net investment income (loss)	(0.02)		0.17	0.08	0.10	0.47	0.08
Net realized and unrealized gain (loss)	3.62		0.19	2.35	(5.74)	7.73	11.22
Total from investment operations	3.60		0.36	2.43	(5.64)	8.20	11.30
Distributions from:
Net investment income	—		—	(0.01)	(0.16)	(0.17)	(0.11)
Net realized gain	—		(0.35)	(1.28)	—	—	—
Total distributions	—		(0.35)	(1.29)	(0.16)	(0.17)	(0.11)
Total increase (decrease) in net asset value	3.60		0.01	1.14	(5.80)	8.03	11.19
Net asset value, ending	$54.59		$50.99	$50.98	$49.84	$55.64	$47.61

Total return*	7.06%		0.72%	4.90%	(10.13)%	17.22%	31.04%
Ratios to average net assets: A, B
Net investment income (loss)	(0.08	)% (a)	0.33%	0.19%	0.29%	0.98%	0.20%
Total expenses	0.78	% (a)	0.79%	0.79%	0.84%	0.87%	0.90%
Expenses before offsets	0.78	% (a)	0.79%	0.78%	0.76%	0.75%	0.75%
Net expenses	0.78	% (a)	0.79%	0.78%	0.76%	0.75%	0.75%
Portfolio turnover	32%		31%	37%	28%	30%	35%
Net assets, ending (in thousands)	$70,354		$69,950	$54,665	$48,746	$42,368	$17,369

A  Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the portfolio.
B    Amounts do not include the activity of the Underlying Funds.
(a) Annualized.
(z) Per share figures are calculated using the Average Shares Method.
* Total return is not annualized for periods of less than one year and does not reflect charges and expenses of the variable annuity or variable universal life contract.

See notes to financial statements.
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EXPLANATION OF FINANCIAL TABLES
SCHEDULE OF INVESTMENTS
The Schedule of Investments is a snapshot of all securities held in the fund at their market value, on the last day of the reporting period. Securities are listed by asset type (e.g., common stock, corporate bonds, U.S. government obligations) and may be further broken down into sub-groups and by industry classification.
STATEMENT OF ASSETS AND LIABILITIES
The Statement of Assets and Liabilities is often referred to as the fund’s balance sheet. It lists the value of what the fund owns, is due and owes on the last day of the reporting period. The fund’s assets include the market value of securities owned, cash, receivables for securities sold and shareholder subscriptions, and receivables for dividends and interest payments that have been earned, but not yet received. The fund’s liabilities typically include payables for securities purchased and shareholder redemptions, and expenses owed but not yet paid. The statement also reports the fund’s net asset value (NAV) per share on the last day of the reporting period. The NAV is calculated by dividing the fund’s net assets (assets minus liabilities) by the number of shares outstanding. This statement is accompanied by a Schedule of Investments. Alternatively, if certain conditions are met, a Statement of Net Assets may be presented in lieu of this statement and the Schedule of Investments.
STATEMENT OF NET ASSETS
The Statement of Net Assets provides a detailed list of the fund’s holdings, including each security’s market value on the last day of the reporting period. The Statement of Net Assets includes a Schedule of Investments. Other assets are added and other liabilities subtracted from the investments total to calculate the fund’s net assets. Finally, net assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) per share.
At the end of the Statement of Net Assets is a table displaying the composition of the fund’s net assets. Paid in Capital is the money invested by shareholders and represents the bulk of net assets. Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the amounts the fund had available to distribute to shareholders as of the statement date. Accumulated Realized Losses will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund’s investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.
STATEMENT OF OPERATIONS
The Statement of Operations summarizes the fund’s investment income earned and expenses incurred in operating the fund. Investment income includes dividends earned from stocks and interest earned from interest-bearing securities in the fund. Expenses incurred in operating the fund include the advisory fee paid to the investment advisor, administrative services fees, distribution plan expenses (if applicable), transfer agent fees, shareholder servicing expenses, custodial, legal, and audit fees, and the printing and postage expenses related to shareholder reports. Expense offsets (fees paid indirectly) may also be shown. Credits earned from offset arrangements are used to reduce the fund’s expenses. This statement also shows net gains (losses) realized on the sale of investments and the increase or decrease in the unrealized appreciation (depreciation) on investments held during the period.
STATEMENT OF CHANGES IN NET ASSETS
The Statement of Changes in Net Assets shows how the fund’s total net assets changed during the two most recent reporting periods. Changes in the fund’s net assets are attributable to investment operations, distributions and capital share transactions.
The Operations section of the report summarizes information detailed in the Statement of Operations. The Distribution section shows the dividend and capital gain distributions made to shareholders. The amounts shown as distributions in this section may not match the net investment income and realized gains amounts shown in the Operations section because distributions are determined on a tax basis and certain investments or transactions may be treated differently for financial statement and tax purposes. The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, and the amounts redeemed. The corresponding numbers of shares issued, reinvested and redeemed are shown at the end of the report.

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FINANCIAL HIGHLIGHTS
The Financial Highlights table provides a per-share breakdown by class of the components that affect the fund’s net asset value for current and past reporting periods. The table provides total return, total distributions, expense ratios, portfolio turnover and net assets for the applicable period. Total return is a measure of a fund’s performance that encompasses all elements of return: dividends, capital gain distributions and changes in net asset value. Total return is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gain distributions, expressed as a percentage of the initial investment. Total distributions include distributions from net investment income and net realized gains. Long-term gains are earned on securities held in the fund more than one year. Short-term gains, on the sale of securities held less than one year, are treated as ordinary dividend income for tax purposes. The expense ratio is a fund’s cost of doing business, expressed as a percentage of net assets. These expenses directly reduce returns to shareholders. Portfolio turnover measures the trading activity in a fund’s investment portfolio – how often securities are bought and sold by a fund. Portfolio turnover is affected by market conditions, changes in the size of the fund, the nature of the fund’s investments and the investment style of the portfolio manager.
PROXY VOTING
The Proxy Voting Guidelines that the Portfolio uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the Fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Fund at 1-800-368-2745, by visiting the Calvert website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling the Fund, by visiting the Calvert website at www.calvert.com or visiting the SEC’s website at www.sec.gov.
AVAILABILITY OF QUARTERLY PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.
Investors should carefully consider the investment objectives, risks, charges and expenses of the Calvert Funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call Calvert at 800/368-2745.

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Calvert VP Volatility Managed Moderate Portfolio
Semi-Annual Report June 30, 2014

4	Market Commentary
7	Shareholder Expense Example
8	Schedule of Investments
10	Statement of Assets and Liabilities
11	Statement of Operations
12	Statements of Changes in Net Assets
13	Notes to Financial Statements
17	Financial Highlights
18	Explanation of Financial Tables
19	Proxy Voting
19	Availability of Quarterly Portfolio Holdings

CALVERT VP VOLATILITY MANAGED MODERATE PORTFOLIO
Portfolio within Calvert Variable Products, Inc.
Managed by Ameritas Investment Partners, Inc., and Milliman, Inc., Subadvisors
Investment Climate
Equity markets weathered a rise in geopolitical tensions during the first half of 2014, marked by turmoil in the Middle East and conflict in the Ukraine. Despite these tensions, all major global equity indices posted strong returns over the reporting period. The U.S. economic recovery regained its footing after a disappointing first quarter, while easing measures announced by the European Central Bank (ECB) were a welcome development following a string of weaker-than-expected macroeconomic data in the eurozone. Meanwhile, signs that economic growth in China was stabilizing helped emerging-market equities rebound after a rough start to the year. For the six-month period ending June 30, 2014, the Standard and Poor’s (S&P) 500, Russell 1000, Russell 2000, MSCI EAFE, and MSCI Emerging Markets Indices returned 7.14%, 7.27%, 3.19%, 5.14%, and 6.32%, respectively.
From an investment-style perspective, domestic large-capitalization stocks outperformed their small-cap counterparts, while value stocks outperformed growth stocks during the period. However, small-caps began to reverse this trend in June and should benefit from continued economic recovery and increasing merger and acquisition (M&A) activity in the United States as the year wears on. Looking at sector performance, Utilities, Energy, and Health Care were the top performers within the Russell 1000 Index, while the Consumer Discretionary, Telecommunications Services, and Industrials sectors lagged.
Equity Markets Prove Resilient Despite Geopolitical Tensions
Familiar sources of volatility—geopolitical turmoil and instability in the Middle East—again reared their ugly heads during the first half of the year. As the crisis in Iraq intensified, oil prices spiked in June, but retreated toward month-end following reports that the situation was coming under control. In the past this might have resulted in increased volatility or a sell-off in the equity markets, but this time investors seemed to shrug it off. This was likely due to America having reduced its dependence on foreign energy and investors not perceiving the conflict as being a long-term threat to the supply of oil. At the same time, simmering unrest in the Ukraine lingered throughout the period. But with a relatively remote chance of the situation escalating into a broader regional conflict, market participants again determined the economic impact on

AVERAGE ANNUAL TOTAL RETURN (period ended 6.30.14)

Six month**	5.54%
One year	11.94%
Since inception (4/30/2013)	6.49%

The performance data shown represents past performance, does not guarantee future results and assumes reinvestment of all dividends and distributions. All performance data reflects fee waivers and/or expense limitations, if any are in effect; in their absence performance would be lower. See Note B in Notes to Financial Statements. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.
Visit www.calvert.com/institutional-VP-performance.html for current performance data. The gross expense ratio from the current prospectus for the Portfolio is 1.73% (includes Acquired Fund fees). This number may vary from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, does not include fee or expense waivers. The performance data and expense ratio reflect deduction of Portfolio operating expenses, but do not reflect charges and expenses imposed under the variable annuity or life insurance contract.
* The Volatility Managed Moderate Composite Benchmark is an internally constructed index comprised of a blend of 36% Russell 3000 Index, 2% MSCI U.S. REIT, 10% MSCI EAFE Index, 48% Barclays U.S. Aggregate Bond Index and 4% Barclays 3 Month T-Bill Bellwether Index.
** Total Return is not annualized for periods of less than one year.

4 www.calvert.com CALVERT VP VOLATILITY MANAGED MODERATE PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED)

global growth would likely be minimal. Overall, renewed confidence that the U.S. Federal Reserve (Fed) and central banks around the world would continue to maintain accommodative monetary policies also provided significant support for U.S. and global equity markets.
U.S. Macroeconomic Data Rebounds from Winter Doldrums
Rather than focusing on events happening abroad, investors instead fixed their attention on improving U.S. macroeconomic data, and put the first quarter’s negative gross domestic product (GDP) growth in the rearview mirror, attributing the setback to harsh winter weather. Strong U.S. corporate earnings provided support to equity markets while the labor market continued to show signs of improvement. Jobless claims continued their downward trend and monthly payroll gains have now exceeded 200,000 workers for five consecutive months, pushing the unemployment rate down to 6.1%, the lowest level since September 2008. Other macroeconomic data also pointed to a second quarter rebound—auto sales continued to rise, Manufacturing PMI1 remained firmly in expansion territory, and consumer confidence edged up. The housing market recovery, an important driver of economic growth, also got back on track with second-quarter data indicating a pick-up in housing activity, which had been suppressed by the severe weather conditions. Despite this spate of positive U.S. macroeconomic data, one area of concern was sluggish consumer spending, which is likely being held down by low wage growth. However, we believe that U.S. economic growth will accelerate in the coming quarters, allowing for income growth, which should boost both consumer confidence and spending.
Anemic European Economy Spurs ECB to Action
In Europe, European Central Bank (ECB) President Mario Draghi announced a series of easing measures at a June monetary policy meeting, with the goal of stimulating growth and fending off deflation. This came on the heels of weaker data in the eurozone as inflation there dropped to 0.5% and GDP grew just 0.2% in the first quarter, while the euro area’s Manufacturing PMI declined to the lowest level since November 2013, with notable declines in France and Germany. As we have anticipated, it appears European economic recovery will take much longer to materialize than the market has anticipated to date.
China’s Economic Growth Remains a Concern, but Shows Signs of Stabilizing
Investors remained concerned about slowing economic growth in China as the country transitions to a more consumer-oriented economy. A sharp slowdown in China could prove troubling for global markets, especially given

ECONOMIC SECTORS	% OF TOTAL INVESTMENTS
Exchange Traded Products	90.4%
Short-Term Investments	9.6%
Total	100%

the unknown ripple effects on the global economy should the Chinese real estate bubble burst. For now, investors gained comfort in improved manufacturing PMI reports released in June and an expansion of China’s “mini-stimulus” policies. The improving economic backdrop in China also helped propel the rebound in emerging market equities during the second quarter.
Outlook
We continue to believe that this cycle of economic recovery will be more protracted than usual given the depth and severity of the financial crisis that preceded it. Consistent with that and recognizing that this protracted cycle will continue to be characterized by very slow rates of improvement, we think the U.S. economy has largely recovered and is now going through an expansion phase. What this may mean going forward is that economic growth may continue to be slower than usual for this stage in the cycle, but it should still prove robust.
Concerns about subdued emerging-market growth and geopolitical turmoil have effectively injected more risk into the global markets, with investors taking a more cautious approach toward equities. In the short term, this has been positive for U.S. Treasuries and bond-fund inflows. However, from a longer-term perspective, bond prices are likely to come under greater pressure as the Fed continues to wind down its asset purchase program.
We expect the Fed will continue to focus on maintaining positive U.S. economic growth and will adjust the pace at which it tapers quantitative easing (QE) accordingly. As we have maintained for some time, a key consideration in the Fed's strategy remains the U.S housing market, which is a chief driver of U.S. economic growth. As a result, we don’t expect to see much interest-rate volatility in the near term. Having said that, time will continue to work against low rates as the long-term trajectory has nowhere else to go but up.
Overall, we believe global economic growth will continue to move ahead slowly, supported by favorable central bank policies, and these conditions will continue to provide a favorable underpinning for the equities markets, with the U.S. markets in the strongest position. U.S. equities will probably not repeat the 30-40% banner year they had in 2013, but as the U.S. economy continues to strengthen,

www.calvert.com CALVERT VP VOLATILITY MANAGED MODERATE PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 5

there is no reason not to expect another positive—though less spectacular—year for stocks in 2014.
Sincerely,
Natalie A. Trunow
Senior Vice President, Chief Investment Officer - Equities
Calvert Investment Management, Inc.
July 2014

1. Purchasing Managers Index (PMI) is an indicator of the economic health of the manufacturing sector and is based on five major areas: new orders, inventory levels, production, supplier deliveries, and the employment environment.

6 www.calvert.com CALVERT VP VOLATILITY MANAGED MODERATE PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED)

SHAREHOLDER EXPENSE EXAMPLE
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).
Note: Expenses do not reflect charges and expenses of the variable annuity or variable universal life contract.
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	BEGINNING ACCOUNT VALUE 1/1/14	ENDING ACCOUNT VALUE 6/30/14	EXPENSES PAID DURING PERIOD* 1/1/14 - 6/30/14
Actual	$1,000.00	$1,055.37	$4.23

Hypothetical (5% return per year before expenses)	$1,000.00	$1,020.68	$4.16

* Expenses are equal to the Fund’s annualized expense ratio of 0.83%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Portfolio invests are not included in the annualized expense ratio.

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SCHEDULE OF INVESTMENTS
JUNE 30, 2014

EXCHANGE TRADED PRODUCTS - 90.7%	SHARES	VALUE

Consumer Discretionary Select Sector SPDR Fund	3,500	$233,590
Consumer Staples Select Sector SPDR Fund	5,400	240,948
Financial Select Sector SPDR Fund	13,600	309,264
Health Care Select Sector SPDR Fund	4,100	249,403
Industrial Select Sector SPDR Fund	4,500	243,270
iShares Core S&P Mid-Cap ETF	4,900	701,092
iShares Core U.S. Aggregate Bond ETF	129,000	14,112,600
iShares North American Natural Resources ETF	6,100	304,695
iShares Russell 2000 ETF	16,300	1,936,603
iShares S&P 500 Growth ETF	30,500	3,208,295
iShares S&P 500 Value ETF	35,500	3,204,940
iShares S&P Mid-Cap 400 Growth ETF	4,100	644,028
iShares S&P Mid-Cap 400 Value ETF	5,100	647,292
iShares TIPS Bond ETF	6,400	738,304
SPDR Barclays High Yield Bond ETF	30,700	1,281,111
Technology Select Sector SPDR Fund	9,600	368,160
Vanguard FTSE Developed Markets ETF	105,700	4,501,763
Vanguard FTSE Emerging Markets ETF	14,500	625,385
Vanguard REIT ETF	16,900	1,264,796
Vanguard S&P 500 ETF	60,700	10,891,401
Vanguard Short-Term Corporate Bond ETF	8,100	650,997
Vanguard Total Bond Market ETF	171,700	14,117,174
Vanguard Total International Stock ETF	23,200	1,259,528

Total Exchange Traded Products (Cost $60,810,227)		61,734,639

TIME DEPOSIT - 9.7%	PRINCIPAL AMOUNT
State Street Bank Time Deposit, 0.083%, 7/1/14	$6,580,529	6,580,529

Total Time Deposit (Cost $6,580,529)		6,580,529

TOTAL INVESTMENTS (Cost $67,390,756) - 100.4%		68,315,168
Other assets and liabilities, net - (0.4%)		(264,484)
NET ASSETS - 100%		$68,050,684

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Purchased:
MSCI EAFE Mini Index	9	9/14	$886,005	$2,803
E-Mini S&P 400 Index	3	9/14	428,790	8,023
E-Mini Russell 2000 Index	5	9/14	595,150	11,011
E-Mini S&P 500 Index	22	9/14	2,147,640	13,924
Total Purchased				$35,761

See notes to financial statements.

8 www.calvert.com CALVERT VP VOLATILITY MANAGED MODERATE PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED)

Abbreviations:
ETF: Exchange Traded Fund
REIT: Real Estate Investment Trust

See notes to financial statements.

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STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2014

ASSETS
Investments in securities, at value (Cost $67,390,756) - see accompanying schedules	$68,315,168
Cash	62,317
Cash collateral at broker	171,625
Receivable for futures variation margin	35,789
Receivable for securities sold	1,837,351
Receivable for shares sold	3,622,000
Interest and dividends receivable	4,399
Total assets	74,048,649

LIABILITIES
Payable for securities purchased	5,949,912
Payable to Calvert Investment Management, Inc.	16,557
Payable to Calvert Investment Administrative Services, Inc.	4,084
Payable to Calvert Investment Services, Inc.	60
Payable to Calvert Investment Distributors, Inc.	10,209
Accrued expenses and other liabilities	17,143
Total liabilities	5,997,965

NET ASSETS	$68,050,684

NET ASSETS CONSIST OF:
Paid-in capital applicable to 4,251,451 shares of common stock outstanding;
$0.10 par value, 100,000,000 shares authorized	$66,527,935
Undistributed net investment income	190,839
Accumulated net realized gain (loss)	371,737
Net unrealized appreciation (depreciation)	960,173

NET ASSETS	$68,050,684

NET ASSET VALUE PER SHARE	$16.01

See notes to financial statements.

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STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2014

NET INVESTMENT INCOME
Investment Income:
Dividend income	$269,153
Interest income	846
Total investment income	269,999

Expenses:
Investment advisory fee	40,057
Transfer agency fees and expenses	2,045
Accounting fees	1,431
Directors’ fees and expenses	665
Administrative fees	9,537
Distribution Plan expenses	23,843
Custodian fees	10,127
Reports to shareholders	2,992
Professional fees	9,789
Miscellaneous	144
Total expenses	100,630
Reimbursement from Advisor	(21,470)
Net expenses	79,160

NET INVESTMENT INCOME	190,839

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	278,071
Futures	105,922
383,993
Change in unrealized appreciation (depreciation) on:
Investments	771,067
Futures	14,055
785,122

NET REALIZED AND UNREALIZED GAIN (LOSS)	1,169,115

INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$1,359,954

See notes to financial statements.

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STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS	SIX MONTHS ENDED JUNE 30, 2014	FROM INCEPTION APRIL 30, 2013 THROUGH DECEMBER 31, 2013
Operations:
Net investment income	$190,839	$72,648
Net realized gain (loss)	383,993	(12,261)
Change in unrealized appreciation (depreciation)	785,122	175,051

INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,359,954	235,438

Distributions to shareholders from:
Net investment income	—	(72,643)
Total distributions	—	(72,643)

Capital share transactions:
Shares sold	57,624,993	8,997,652
Reinvestment of distributions	—	55,980
Shares redeemed	(98,217)	(52,473)
Total capital share transactions	57,526,776	9,001,159

TOTAL INCREASE (DECREASE) IN NET ASSETS	58,886,730	9,163,954

NET ASSETS
Beginning of period	9,163,954	—
End of period (including undistributed net investment income
of $190,839 and $0, respectively)	$68,050,684	$9,163,954

CAPITAL SHARE ACTIVITY
Shares sold	3,653,744	603,948
Reinvestment of distributions	—	3,695
Shares redeemed	(6,402)	(3,534)
Total capital share activity	3,647,342	604,109

See notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS
NOTE A — SIGNIFICANT ACCOUNTING POLICIES
General: Calvert VP Volatility Managed Moderate Portfolio (the “Portfolio”), a series of Calvert Variable Products, Inc. (the “Fund”), is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund is comprised of twelve separate portfolios. The operations of each series of the Fund are accounted for separately. The Portfolio began operations on April 30, 2013 and offers Class F shares, which are subject to Distribution Plan expenses. Shares of the Portfolio are sold without sales charge to affiliated and unaffiliated insurance companies for allocation to certain of their variable separate accounts. The Portfolio invests primarily in exchange traded funds representing a broad range of asset classes (the “Underlying Funds”) and derivatives to manage overall portfolio volatility.
Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Portfolio uses independent pricing services approved by the Board of Directors (“the Board”) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
The Board has adopted Valuation Procedures (the “Procedures”) to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. The Board has delegated the day-to-day responsibility for determining the fair value of assets of the Portfolio to Calvert Investment Management, Inc. (the “Advisor” or “Calvert”) and has provided these Procedures to govern Calvert in its valuation duties.
Calvert has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated.
The Valuation Committee meets on a regular basis to review illiquid securities and other investments which may not have readily available market prices. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.
The Valuation Committee utilizes various methods to measure the fair value of the Portfolio’s investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. There were no such transfers during the period. Valuation techniques used to value the Portfolio’s investments by major category are as follows:
Exchange traded products are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Short-term securities of sufficient credit quality with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

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If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Advisor, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by the Valuation Committee.
The Valuation Committee considers a number of factors, including significant unobservable valuation inputs when arriving at fair value. It considers all significant facts that are reasonably available and relevant to the determination of fair value.
The Valuation Committee primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. When more appropriate, the fund may employ an income-based or cost approach. An income-based valuation approach discounts anticipated future cash flows of the investment to calculate a present amount (discounted). The measurement is based on the value indicated by current market expectations about those future amounts. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. A cost based approach is based on the amount that currently would be required to replace the service capacity of an asset (current replacement cost). From the seller’s perspective, the price that would be received for the asset is determined based on the cost to a buyer to acquire or construct a substitute asset of comparable utility, adjusted for obsolescence.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.
At June 30, 2014, no securities were fair valued in good faith under the direction of the Board.
The following table summarizes the market value of the Portfolio's holdings as of June 30, 2014, based on the inputs used to value them:

	VALUATION INPUTS
INVESTMENTS IN SECURITIES*	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Exchange traded products	$61,734,639	—	—	$61,734,639
Other debt obligations	—	$6,580,529	—	6,580,529
TOTAL	$61,734,639	$6,580,529	—	$68,315,168
Other financial instruments**	$35,761	—	—	$35,761

* For a complete listing of investments, please refer to the Schedule of Investments.
** Other financial instruments are derivative instruments not reflected in the Total Investments in the Schedule of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

Futures Contracts: The Portfolio may purchase and sell futures contracts to manage overall portfolio volatility. These futures contracts may include, but are not limited to, market index futures contracts and futures contracts based on U.S. government obligations. The Portfolio may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Portfolio’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Portfolio. During the period, futures contracts were

14 www.calvert.com CALVERT VP VOLATILITY MANAGED MODERATE PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED)

used to adjust the Portfolio’s overall equity exposure in an effort to stabilize portfolio volatility around a target level. The Portfolio’s futures contracts at period end are presented in the Statement of Net Assets.
During the period, the Portfolio invested in E-Mini S&P 500 Index, MSCI EAFE Mini Index, E-Mini S&P 400 Index, and E-Mini Russell 2000 Index futures. The volume of outstanding contracts has varied throughout the period with a weighted average of 17 contracts and $595,245 weighted average notional value.
Security Transactions and Investment Income: Security transactions, normally related to shares of the Underlying Funds, are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Expenses included in the accompanying financial statements reflect the expenses of the Portfolio and do not include any expenses associated with the Underlying Funds.
Distributions to Shareholders: Distributions to shareholders are recorded by the Portfolio on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Portfolio’s capital accounts to reflect income and gains available for distribution under income tax regulations.
Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Federal Income Taxes: No provision for federal income or excise tax is required since the Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Portfolio’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Portfolio’s financial statements. A Portfolio’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.
NOTE B — RELATED PARTY TRANSACTIONS
Calvert Investment Management, Inc. (the “Advisor”) is wholly-owned by Calvert Investments, Inc., which is indirectly wholly-owned by Ameritas Mutual Holding Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and Directors of the Fund who are employees of the Advisor or its affiliates. For its services, the Advisor receives an annual fee, payable monthly, of .42% of the Portfolio’s average daily net assets.
The Advisor has contractually agreed to limit net annual portfolio operating expenses through April 30, 2015. The contractual expense cap is .83%. For the purpose of this expense limit, operating expenses do not include interest expense, brokerage commissions, taxes and extraordinary expenses. This expense limitation does not limit fees and expenses associated with the Underlying Funds.
Calvert Investment Administrative Services, Inc., an affiliate of the Advisor, provides administrative services to the Portfolio for an annual fee, payable monthly, of .10% of the average daily net assets of the Portfolio.
Calvert Investment Distributors, Inc. (“CID”), an affiliate of the Advisor, is the distributor and principal underwriter for the Portfolio. Pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Portfolio has adopted a Distribution Plan that permits the Portfolio to pay certain expenses associated with the distribution and servicing of its shares. The expenses paid may not exceed .25% annually of the average daily net assets of Class F.
Calvert Investment Services, Inc. (“CIS”), an affiliate of the Advisor, acts as shareholder servicing agent for the Portfolio. For its services, CIS received a fee of $321 for the six months ended June 30, 2014.
Each Director of the Fund who is not an employee of the Advisor or its affiliates receives a fee of $1,500 for each Board and Committee meeting attended plus an annual fee of $40,000. Committee chairs receive an additional $5,000 annual retainer. Directors’ fees are allocated to each of the portfolios served.

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NOTE C — INVESTMENT ACTIVITY AND TAX INFORMATION
During the period, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $59,105,537 and $6,973,246, respectively.
As of June 30, 2014, the tax basis components of appreciation/(depreciation) and the federal tax cost were as follows:

Unrealized appreciation	$902,177
Unrealized (depreciation)	(3,181)
Net unrealized appreciation/(depreciation)	$898,996

Federal income tax cost of investments	$67,416,172
NOTE D — LINE OF CREDIT
A financing agreement is in place with the Calvert Funds and State Street Corporation (“SSC”). Under the agreement, SSC provides an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), accessible by the Funds for temporary or emergency purposes only. Borrowings under the committed facility bear interest at the higher of the London Interbank Offered Rate (LIBOR) or the overnight Federal Funds Rate plus 1.25% per annum. A commitment fee of .11% per annum is incurred on the unused portion of the committed facility, which is allocated to all participating funds. The Portfolio had no borrowings under the agreement during the six months ended June 30, 2014.
NOTE E — SUBSEQUENT EVENTS
In preparing the financial statements as of June 30, 2014, no subsequent events or transactions occurred that would have required recognition or disclosure in these financial statements.

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FINANCIAL HIGHLIGHTS

	PERIODS ENDED
	JUNE 30,		DECEMBER 31,
	2014 (z)		2013 #(z)
Net asset value, beginning	$15.17		$15.00
Income from investment operations:
Net investment income	0.13		0.21
Net realized and unrealized gain (loss)	0.71		0.08
Total from investment operations	0.84		0.29
Distributions from:
Net investment income	—		(0.12)
Net realized gain	—		—
Total distributions	—		(0.12)
Total increase (decrease) in net asset value	0.84		0.17
Net asset value, ending	$16.01		$15.17

Total return*	5.54%		1.97%
Ratios to average net assets: A, B
Net investment income	2.00	% (a)	2.10% (a
Total expenses	1.06	% (a)	1.60% (a
Expenses before offsets	0.83	% (a)	0.83% (a
Net expenses	0.83	% (a)	0.83% (a
Portfolio turnover	33%		3%
Net assets, ending (in thousands)	$68,051		$9,164

A Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the portfolio.
B Amounts do not include the activity of the Underlying Funds.
(a) Annualized.
(z) Per share figures are calculated using the Average Shares Method.
# From April 30, 2013 inception.
* Total return is not annualized for periods of less than one year and does not reflect charges and expenses of the variable annuity or variable universal life contract.

See notes to financial statements.

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EXPLANATION OF FINANCIAL TABLES
SCHEDULE OF INVESTMENTS
The Schedule of Investments is a snapshot of all securities held in the fund at their market value, on the last day of the reporting period. Securities are listed by asset type (e.g., common stock, corporate bonds, U.S. government obligations) and may be further broken down into sub-groups and by industry classification.
STATEMENT OF ASSETS AND LIABILITIES
The Statement of Assets and Liabilities is often referred to as the fund’s balance sheet. It lists the value of what the fund owns, is due and owes on the last day of the reporting period. The fund’s assets include the market value of securities owned, cash, receivables for securities sold and shareholder subscriptions, and receivables for dividends and interest payments that have been earned, but not yet received. The fund’s liabilities typically include payables for securities purchased and shareholder redemptions, and expenses owed but not yet paid. The statement also reports the fund’s net asset value (NAV) per share on the last day of the reporting period. The NAV is calculated by dividing the fund’s net assets (assets minus liabilities) by the number of shares outstanding. This statement is accompanied by a Schedule of Investments. Alternatively, if certain conditions are met, a Statement of Net Assets may be presented in lieu of this statement and the Schedule of Investments.
STATEMENT OF NET ASSETS
The Statement of Net Assets provides a detailed list of the fund’s holdings, including each security’s market value on the last day of the reporting period. The Statement of Net Assets includes a Schedule of Investments. Other assets are added and other liabilities subtracted from the investments total to calculate the fund’s net assets. Finally, net assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) per share.
At the end of the Statement of Net Assets is a table displaying the composition of the fund’s net assets. Paid in Capital is the money invested by shareholders and represents the bulk of net assets. Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the amounts the fund had available to distribute to shareholders as of the statement date. Accumulated Realized Losses will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund’s investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.
STATEMENT OF OPERATIONS
The Statement of Operations summarizes the fund’s investment income earned and expenses incurred in operating the fund. Investment income includes dividends earned from stocks and interest earned from interest-bearing securities in the fund. Expenses incurred in operating the fund include the advisory fee paid to the investment advisor, administrative services fees, distribution plan expenses (if applicable), transfer agent fees, shareholder servicing expenses, custodial, legal, and audit fees, and the printing and postage expenses related to shareholder reports. Expense offsets (fees paid indirectly) may also be shown. Credits earned from offset arrangements are used to reduce the fund’s expenses. This statement also shows net gains (losses) realized on the sale of investments and the increase or decrease in the unrealized appreciation (depreciation) on investments held during the period.
STATEMENT OF CHANGES IN NET ASSETS
The Statement of Changes in Net Assets shows how the fund’s total net assets changed during the two most recent reporting periods. Changes in the fund’s net assets are attributable to investment operations, distributions and capital share transactions.
The Operations section of the report summarizes information detailed in the Statement of Operations. The Distribution section shows the dividend and capital gain distributions made to shareholders. The amounts shown as distributions in this section may not match the net investment income and realized gains amounts shown in the Operations section because distributions are determined on a tax basis and certain investments or transactions may be treated differently for financial statement and tax purposes. The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, and the amounts redeemed. The corresponding numbers of shares issued, reinvested and redeemed are shown at the end of the report.

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FINANCIAL HIGHLIGHTS
The Financial Highlights table provides a per-share breakdown by class of the components that affect the fund’s net asset value for current and past reporting periods. The table provides total return, total distributions, expense ratios, portfolio turnover and net assets for the applicable period. Total return is a measure of a fund’s performance that encompasses all elements of return: dividends, capital gain distributions and changes in net asset value. Total return is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gain distributions, expressed as a percentage of the initial investment. Total distributions include distributions from net investment income and net realized gains. Long-term gains are earned on securities held in the fund more than one year. Short-term gains, on the sale of securities held less than one year, are treated as ordinary dividend income for tax purposes. The expense ratio is a fund’s cost of doing business, expressed as a percentage of net assets. These expenses directly reduce returns to shareholders. Portfolio turnover measures the trading activity in a fund’s investment portfolio – how often securities are bought and sold by a fund. Portfolio turnover is affected by market conditions, changes in the size of the fund, the nature of the fund’s investments and the investment style of the portfolio manager.
PROXY VOTING
The Proxy Voting Guidelines that the Portfolio uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the Fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Fund at 1-800-368-2745, by visiting the Calvert website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling the Fund, by visiting the Calvert website at www.calvert.com or visiting the SEC’s website at www.sec.gov.
AVAILABILITY OF QUARTERLY PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.
Investors should carefully consider the investment objectives, risks, charges and expenses of the Calvert Funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call Calvert at 800/368-2745.

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Calvert VP Volatility Managed Moderate Growth Portfolio
Semi-Annual Report June 30, 2014

4	Market Commentary
7	Shareholder Expense Example
8	Statement of Net Assets
10	Statement of Operations
11	Statements of Changes in Net Assets
12	Notes to Financial Statements
16	Financial Highlights
17	Explanation of Financial Tables
18	Proxy Voting
18	Availability of Quarterly Portfolio Holdings

CALVERT VP VOLATILITY MANAGED MODERATE GROWTH PORTFOLIO
Portfolio within Calvert Variable Products, Inc.
Managed by Ameritas Investment Partners, Inc., and Milliman, Inc., Subadvisors
Investment Climate
Equity markets weathered a rise in geopolitical tensions during the first half of 2014, marked by turmoil in the Middle East and conflict in the Ukraine. Despite these tensions, all major global equity indices posted strong returns over the reporting period. The U.S. economic recovery regained its footing after a disappointing first quarter, while easing measures announced by the European Central Bank (ECB) were a welcome development following a string of weaker-than-expected macroeconomic data in the eurozone. Meanwhile, signs that economic growth in China was stabilizing helped emerging-market equities rebound after a rough start to the year. For the six-month period ending June 30, 2014, the Standard and Poor’s (S&P) 500, Russell 1000, Russell 2000, MSCI EAFE, and MSCI Emerging Markets Indices returned 7.14%, 7.27%, 3.19%, 5.14%, and 6.32%, respectively.
From an investment-style perspective, domestic large-capitalization stocks outperformed their small-cap counterparts, while value stocks outperformed growth stocks during the period. However, small-caps began to reverse this trend in June and should benefit from continued economic recovery and increasing merger and acquisition (M&A) activity in the United States as the year wears on. Looking at sector performance, Utilities, Energy, and Health Care were the top performers within the Russell 1000 Index, while the Consumer Discretionary, Telecommunications Services, and Industrials sectors lagged.
Equity Markets Prove Resilient Despite Geopolitical Tensions
Familiar sources of volatility—geopolitical turmoil and instability in the Middle East—again reared their ugly heads during the first half of the year. As the crisis in Iraq intensified, oil prices spiked in June, but retreated toward month-end following reports that the situation was coming under control. In the past this might have resulted in increased volatility or a sell-off in the equity markets, but this time investors seemed to shrug it off. This was likely due to America having reduced its dependence on foreign energy and investors not perceiving the conflict as being a long-term threat to the supply of oil. At the same time, simmering unrest in the Ukraine lingered throughout the period. But with a relatively remote chance of the situation escalating into a broader regional conflict, market participants again determined the economic impact on

AVERAGE ANNUAL TOTAL RETURN (period ended 6.30.14)

Six month**	5.43%
One year	13.59%
Since inception (4/30/2013)	8.15%

The performance data shown represents past performance, does not guarantee future results and assumes reinvestment of all dividends and distributions. All performance data reflects fee waivers and/or expense limitations, if any are in effect; in their absence performance would be lower. See Note B in Notes to Financial Statements. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.
Visit calvert.com/institutional-VP-performance.html for current performance data. The gross expense ratio from the current prospectus for the Portfolio is 1.55% (includes Acquired Fund fees). This number may vary from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, does not include fee or expense waivers. The performance data and expense ratio reflect deduction of Portfolio operating expenses, but do not reflect charges and expenses imposed under the variable annuity or life insurance contract.
* The Volatility Managed Moderate Growth Composite Benchmark is an internally constructed index comprised of a blend of 47% Russell 3000 Index, 3% MSCI U.S. REIT, 13% MSCI EAFE Index, 33% Barclays U.S. Aggregate Bond Index and 4% Barclays 3 Month T-Bill Bellwether Index.
** Total Return is not annualized for periods of less than one year.

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global growth would likely be minimal. Overall, renewed confidence that the U.S. Federal Reserve (Fed) and central banks around the world would continue to maintain accommodative monetary policies also provided significant support for U.S. and global equity markets.
U.S. Macroeconomic Data Rebounds from Winter Doldrums
Rather than focusing on events happening abroad, investors instead fixed their attention on improving U.S. macroeconomic data, and put the first quarter’s negative gross domestic product (GDP) growth in the rearview mirror, attributing the setback to harsh winter weather. Strong U.S. corporate earnings provided support to equity markets while the labor market continued to show signs of improvement. Jobless claims continued their downward trend and monthly payroll gains have now exceeded 200,000 workers for five consecutive months, pushing the unemployment rate down to 6.1%, the lowest level since September 2008. Other macroeconomic data also pointed to a second quarter rebound—auto sales continued to rise, Manufacturing PMI1 remained firmly in expansion territory, and consumer confidence edged up. The housing market recovery, an important driver of economic growth, also got back on track with second-quarter data indicating a pick-up in housing activity, which had been suppressed by the severe weather conditions. Despite this spate of positive U.S. macroeconomic data, one area of concern was sluggish consumer spending, which is likely being held down by low wage growth. However, we believe that U.S. economic growth will accelerate in the coming quarters, allowing for income growth, which should boost both consumer confidence and spending.
Anemic European Economy Spurs ECB to Action
In Europe, European Central Bank (ECB) President Mario Draghi announced a series of easing measures at a June monetary policy meeting, with the goal of stimulating growth and fending off deflation. This came on the heels of weaker data in the eurozone as inflation there dropped to 0.5% and GDP grew just 0.2% in the first quarter, while the euro area’s Manufacturing PMI declined to the lowest level since November 2013, with notable declines in France and Germany. As we have anticipated, it appears European economic recovery will take much longer to materialize than the market has anticipated to date.
China’s Economic Growth Remains a Concern, but Shows Signs of Stabilizing
Investors remained concerned about slowing economic growth in China as the country transitions to a more consumer-oriented economy. A sharp slowdown in China could prove troubling for global markets, especially given

ECONOMIC SECTORS	% OF TOTAL INVESTMENTS
Exchange Traded Products	97.0%
Short-Term Investments	3.0%
Total	100%

the unknown ripple effects on the global economy should the Chinese real estate bubble burst. For now, investors gained comfort in improved manufacturing PMI reports released in June and an expansion of China’s “mini-stimulus” policies. The improving economic backdrop in China also helped propel the rebound in emerging market equities during the second quarter.
Outlook
We continue to believe that this cycle of economic recovery will be more protracted than usual given the depth and severity of the financial crisis that preceded it. Consistent with that and recognizing that this protracted cycle will continue to be characterized by very slow rates of improvement, we think the U.S. economy has largely recovered and is now going through an expansion phase. What this may mean going forward is that economic growth may continue to be slower than usual for this stage in the cycle, but it should still prove robust.
Concerns about subdued emerging-market growth and geopolitical turmoil have effectively injected more risk into the global markets, with investors taking a more cautious approach toward equities. In the short term, this has been positive for U.S. Treasuries and bond-fund inflows. However, from a longer-term perspective, bond prices are likely to come under greater pressure as the Fed continues to wind down its asset purchase program.
We expect the Fed will continue to focus on maintaining positive U.S. economic growth and will adjust the pace at which it tapers quantitative easing (QE) accordingly. As we have maintained for some time, a key consideration in the Fed's strategy remains the U.S housing market, which is a chief driver of U.S. economic growth. As a result, we don’t expect to see much interest-rate volatility in the near term. Having said that, time will continue to work against low rates as the long-term trajectory has nowhere else to go but up.
Overall, we believe global economic growth will continue to move ahead slowly, supported by favorable central bank policies, and these conditions will continue to provide a favorable underpinning for the equities markets, with the U.S. markets in the strongest position. U.S. equities will probably not repeat the 30-40% banner year they had in 2013, but as the U.S. economy continues to strengthen,

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there is no reason not to expect another positive—though less spectacular—year for stocks in 2014.
Sincerely,
Natalie A. Trunow
Senior Vice President, Chief Investment Officer - Equities
Calvert Investment Management, Inc.
July 2014

1. Purchasing Managers Index (PMI) is an indicator of the economic health of the manufacturing sector and is based on five major areas: new orders, inventory levels, production, supplier deliveries, and the employment environment.

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SHAREHOLDER EXPENSE EXAMPLE
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).
Note: Expenses do not reflect charges and expenses of the variable annuity or variable universal life contract.
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	BEGINNING ACCOUNT VALUE 1/1/14	ENDING ACCOUNT VALUE 6/30/14	EXPENSES PAID DURING PERIOD* 1/1/14 - 6/30/14
Actual	$1,000.00	$1,054.30	$4.23

Hypothetical (5% return per year before expenses)	$1,000.00	$1,020.68	$4.16

* Expenses are equal to the Fund’s annualized expense ratio of 0.83%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Portfolio invests are not included in the annualized expense ratio.

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STATEMENT OF NET ASSETS
JUNE 30, 2014

EXCHANGE TRADED PRODUCTS - 95.7%	SHARES	VALUE

Consumer Discretionary Select Sector SPDR Fund	1,100	$73,414
Consumer Staples Select Sector SPDR Fund	2,000	89,240
Financial Select Sector SPDR Fund	4,900	111,426
Health Care Select Sector SPDR Fund	1,500	91,245
Industrial Select Sector SPDR Fund	1,700	91,902
iShares Core S&P Mid-Cap ETF	3,300	472,164
iShares Core U.S. Aggregate Bond ETF	42,600	4,660,440
iShares North American Natural Resources ETF	2,100	104,895
iShares Russell 2000 ETF	8,000	950,480
iShares S&P 500 Growth ETF	17,700	1,861,863
iShares S&P 500 Value ETF	20,600	1,859,768
iShares S&P Mid-Cap 400 Growth ETF	1,500	235,620
iShares S&P Mid-Cap 400 Value ETF	2,000	253,840
iShares TIPS Bond ETF	2,200	253,792
SPDR Barclays High Yield Bond ETF	5,700	237,861
Technology Select Sector SPDR Fund	3,500	134,225
Vanguard FTSE Developed Markets ETF	49,900	2,125,241
Vanguard FTSE Emerging Markets ETF	5,300	228,589
Vanguard REIT ETF	9,500	710,980
Vanguard S&P 500 ETF	25,900	4,647,237
Vanguard Short-Term Corporate Bond ETF	2,900	233,073
Vanguard Total Bond Market ETF	28,500	2,343,270
Vanguard Total International Stock ETF	12,700	689,483

Total Exchange Traded Products (Cost $21,467,648)		22,460,048

TIME DEPOSIT - 3.0%	PRINCIPAL AMOUNT
State Street Bank Time Deposit, 0.083%, 7/1/14	$700,666	700,666

Total Time Deposit (Cost $700,666)		700,666

TOTAL INVESTMENTS (Cost $22,168,314) - 98.7%		23,160,714
Other assets and liabilities, net - 1.3%		313,900
NET ASSETS - 100%		$23,474,614

See notes to financial statements.

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NET ASSETS CONSIST OF:

Paid-in capital applicable to 1,439,092 shares of common stock outstanding;
$0.10 par value, 100,000,000 shares authorized	$21,967,588
Undistributed net investment income	132,301
Accumulated net realized gain (loss)	366,837
Net unrealized appreciation (depreciation)	1,007,888

NET ASSETS	$23,474,614

NET ASSET VALUE PER SHARE	$16.31

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Purchased:
E-Mini Russell 2000 Index	2	9/14	$238,060	$5,848
E-Mini S&P 400 Index	1	9/14	142,930	2,674
E-Mini S&P 500 Index	9	9/14	878,580	5,829
MSCI EAFE Mini Index	4	9/14	393,780	1,137
Total Purchased				$15,488

Abbreviations:
ETF: Exchange Traded Fund
REIT: Real Estate Investment Trust

See notes to financial statements.

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STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2014

NET INVESTMENT INCOME
Investment Income:
Dividend income	$205,126
Interest income	412
Total investment income	205,538

Expenses:
Investment advisory fee	37,059
Transfer agency fees and expenses	2,398
Accounting fees	1,324
Directors’ fees and expenses	947
Administrative fees	8,824
Distribution Plan expenses	22,059
Custodian fees	11,158
Reports to shareholders	4,454
Professional fees	10,181
Miscellaneous	447
Total expenses	98,851
Reimbursement from Advisor	(25,614)
Net expenses	73,237

NET INVESTMENT INCOME	132,301

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	380,686
Futures	(148)
380,538
Change in unrealized appreciation (depreciation) on:
Investments	546,988
Futures	(16,675)
530,313

NET REALIZED AND UNREALIZED GAIN (LOSS)	910,851

INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$1,043,152

See notes to financial statements.

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STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS	SIX MONTHS ENDED JUNE 30, 2014	FROM INCEPTION APRIL 30, 2013 THROUGH DECEMBER 31, 2013
Operations:
Net investment income	$132,301	$104,903
Net realized gain (loss)	380,538	(13,707)
Change in unrealized appreciation (depreciation)	530,313	477,575

INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,043,152	568,771

Distributions to shareholders from:
Net investment income	—	(104,897)
Total distributions	—	(104,897)

Capital share transactions:
Shares sold	9,730,407	14,201,358
Reinvestment of distributions	—	88,850
Shares redeemed	(957,897)	(1,095,130)
Total capital share transactions	8,772,510	13,195,078

TOTAL INCREASE (DECREASE) IN NET ASSETS	9,815,662	13,658,952

NET ASSETS
Beginning of period	13,658,952	—
End of period (including undistributed net investment income
of $132,301 and $0, respectively)	$23,474,614	$13,658,952

CAPITAL SHARE ACTIVITY
Shares sold	615,837	948,961
Reinvestment of distributions	—	5,751
Shares redeemed	(59,472)	(71,985)
Total capital share activity	556,365	882,727

See notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS
NOTE A — SIGNIFICANT ACCOUNTING POLICIES
General: Calvert VP Volatility Managed Moderate Growth Portfolio (the “Portfolio”), a series of Calvert Variable Products, Inc. (the “Fund”), is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund is comprised of twelve separate portfolios. The operations of each series of the Fund are accounted for separately. The Portfolio began operations on April 30, 2013 and offers Class F shares, which are subject to Distribution Plan expenses. Shares of the Portfolio are sold without sales charge to affiliated and unaffiliated insurance companies for allocation to certain of their variable separate accounts. The Portfolio invests primarily in exchange traded funds representing a broad range of asset classes (the “Underlying Funds”) and derivatives to manage overall portfolio volatility.
Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Portfolio uses independent pricing services approved by the Board of Directors (“the Board”) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
The Board has adopted Valuation Procedures (the “Procedures”) to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. The Board has delegated the day-to-day responsibility for determining the fair value of assets of the Portfolio to Calvert Investment Management, Inc. (the “Advisor” or “Calvert”) and has provided these Procedures to govern Calvert in its valuation duties.
Calvert has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated.
The Valuation Committee meets on a regular basis to review illiquid securities and other investments which may not have readily available market prices. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.
The Valuation Committee utilizes various methods to measure the fair value of the Portfolio’s investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. There were no such transfers during the period. Valuation techniques used to value the Portfolio’s investments by major category are as follows:
Exchange traded products are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Short-term securities of sufficient credit quality with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

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If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Advisor, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by the Valuation Committee.
The Valuation Committee considers a number of factors, including significant unobservable valuation inputs when arriving at fair value. It considers all significant facts that are reasonably available and relevant to the determination of fair value.
The Valuation Committee primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. When more appropriate, the fund may employ an income-based or cost approach. An income-based valuation approach discounts anticipated future cash flows of the investment to calculate a present amount (discounted). The measurement is based on the value indicated by current market expectations about those future amounts. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. A cost based approach is based on the amount that currently would be required to replace the service capacity of an asset (current replacement cost). From the seller’s perspective, the price that would be received for the asset is determined based on the cost to a buyer to acquire or construct a substitute asset of comparable utility, adjusted for obsolescence.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.
At June 30, 2014, no securities were fair valued in good faith under the direction of the Board.
The following table summarizes the market value of the Portfolio's holdings as of June 30, 2014, based on the inputs used to value them:

	VALUATION INPUTS
INVESTMENTS IN SECURITIES*	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Exchange traded products	$22,460,048	—	—	$22,460,048
Other debt obligations	—	$700,666	—	700,666
TOTAL	$22,460,048	$700,666	—	$23,160,714

Other financial instruments**	$15,488	—	—	$15,488

* For a complete listing of investments, please refer to the Statement of Net Assets.
** Other financial instruments are derivative instruments not reflected in the Total Investments in the Statement of Net Assets, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

Futures Contracts: The Portfolio may purchase and sell futures contracts to manage overall portfolio volatility. These futures contracts may include, but are not limited to, market index futures contracts and futures contracts based on U.S. government obligations. The Portfolio may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Portfolio’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange and the boards of trade, through their clearing corporations, guarantee the futures contracts against

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default. As a result, there is minimal counterparty credit risk to the Portfolio. During the period, futures contracts were used to adjust the Portfolio’s overall equity exposure in an effort to stabilize portfolio volatility around a target level. The Portfolio’s futures contracts at period end are presented in the Statement of Net Assets.
During the period, the Portfolio invested in E-Mini Russell 2000 Index, E-Mini S&P 400 Index, E-Mini S&P 500 Index, and MSCI EAFE Mini Index futures. The volume of outstanding contracts has varied throughout the period with a weighted average of 4 contracts and $119,721 weighted average notional value.
Security Transactions and Investment Income: Security transactions, normally related to shares of the Underlying Funds, are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Expenses included in the accompanying financial statements reflect the expenses of the Portfolio and do not include any expenses associated with the Underlying Funds.
Distributions to Shareholders: Distributions to shareholders are recorded by the Portfolio on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Portfolio’s capital accounts to reflect income and gains available for distribution under income tax regulations.
Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Federal Income Taxes: No provision for federal income or excise tax is required since the Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Portfolio’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Portfolio’s financial statements. A Portfolio’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.
NOTE B — RELATED PARTY TRANSACTIONS
Calvert Investment Management, Inc. (the “Advisor”) is wholly-owned by Calvert Investments, Inc., which is indirectly wholly-owned by Ameritas Mutual Holding Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and Directors of the Fund who are employees of the Advisor or its affiliates. For its services, the Advisor receives an annual fee, payable monthly, of .42% of the Portfolio’s average daily net assets. Under the terms of the agreement, $7,876 was payable at period end. In addition, $1,274 was payable at period end for operating expenses paid by the Advisor during June 2014.
The Advisor has contractually agreed to limit net annual portfolio operating expenses through April 30, 2015. The contractual expense cap is .83%. For the purpose of this expense limit, operating expenses do not include interest expense, brokerage commissions, taxes and extraordinary expenses. This expense limitation does not limit fees and expenses associated with the Underlying Funds. Under the terms of the agreement, $3,487 was receivable at period end.
Calvert Investment Administrative Services, Inc., an affiliate of the Advisor, provides administrative services to the Portfolio for an annual fee, payable monthly, of .10% of the average daily net assets of the Portfolio. Under the terms of the agreement, $1,875 was payable at period end.
Calvert Investment Distributors, Inc. (“CID”), an affiliate of the Advisor, is the distributor and principal underwriter for the Portfolio. Pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Portfolio has adopted a Distribution Plan that permits the Portfolio to pay certain expenses associated with the distribution and servicing of its shares. The expenses paid may not exceed .25% annually of the average daily net assets of Class F. Under the terms of the agreement, $4,688 was payable at period end.

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Calvert Investment Services, Inc. (“CIS”), an affiliate of the Advisor, acts as shareholder servicing agent for the Portfolio. For its services, CIS received a fee of $474 for the six months ended June 30, 2014. Under the terms of the agreement, $89 was payable at period end. Boston Financial Data Services, Inc. is the transfer and dividend disbursing agent.
Each Director of the Fund who is not an employee of the Advisor or its affiliates receives a fee of $1,500 for each Board and Committee meeting attended plus an annual fee of $40,000. Committee chairs receive an additional $5,000 annual retainer. Directors’ fees are allocated to each of the portfolios served.
NOTE C — INVESTMENT ACTIVITY AND TAX INFORMATION
During the period, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $16,090,210 and $7,581,876, respectively.
As of June 30, 2014, the tax basis components of appreciation/(depreciation) and the federal tax cost were as follows:

Unrealized appreciation	$974,032
Unrealized (depreciation)	(2,875)
Net unrealized appreciation/(depreciation)	$971,157

Federal income tax cost of investments	$22,189,557
NOTE D — LINE OF CREDIT
A financing agreement is in place with the Calvert Funds and State Street Corporation (“SSC”). Under the agreement, SSC provides an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), accessible by the Funds for temporary or emergency purposes only. Borrowings under the committed facility bear interest at the higher of the London Interbank Offered Rate (LIBOR) or the overnight Federal Funds Rate plus 1.25% per annum. A commitment fee of .11% per annum is incurred on the unused portion of the committed facility, which is allocated to all participating funds. The Portfolio had no borrowings under the agreement during the six months ended June 30, 2014.
NOTE E — SUBSEQUENT EVENTS
In preparing the financial statements as of June 30, 2014, no subsequent events or transactions occurred that would have required recognition or disclosure in these financial statements.

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FINANCIAL HIGHLIGHTS

	PERIODS ENDED
	JUNE 30,		DECEMBER 31,
	2014 (z)		2013 #(z)
Net asset value, beginning	$15.47		$15.00
Income from investment operations:
Net investment income	0.12		0.20
Net realized and unrealized gain (loss)	0.72		0.39
Total from investment operations	0.84		0.59
Distributions from:
Net investment income	—		(0.12)
Net realized gain	—		—
Total distributions	—		(0.12)
Total increase (decrease) in net asset value	0.84		0.47
Net asset value, ending	$16.31		$15.47

Total return*	5.43%		3.94%
Ratios to average net assets: A, B
Net investment income	1.50	% (a)	2.06% (a)
Total expenses	1.12	% (a)	1.41% (a)
Expenses before offsets	0.83	% (a)	.83% (a)
Net expenses	0.83	% (a)	.83% (a)
Portfolio turnover	44%		6%
Net assets, ending (in thousands)	$23,475		$13,659

A Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the portfolio.
B Amounts do not include the activity of the Underlying Funds.
(a) Annualized.
(z) Per share figures are calculated using the Average Shares Method.
# From April 30, 2013 inception.
* Total return is not annualized for periods of less than one year and does not reflect charges and expenses of the variable annuity or variable universal life contract.

See notes to financial statements.

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EXPLANATION OF FINANCIAL TABLES
SCHEDULE OF INVESTMENTS
The Schedule of Investments is a snapshot of all securities held in the fund at their market value, on the last day of the reporting period. Securities are listed by asset type (e.g., common stock, corporate bonds, U.S. government obligations) and may be further broken down into sub-groups and by industry classification.
STATEMENT OF ASSETS AND LIABILITIES
The Statement of Assets and Liabilities is often referred to as the fund’s balance sheet. It lists the value of what the fund owns, is due and owes on the last day of the reporting period. The fund’s assets include the market value of securities owned, cash, receivables for securities sold and shareholder subscriptions, and receivables for dividends and interest payments that have been earned, but not yet received. The fund’s liabilities typically include payables for securities purchased and shareholder redemptions, and expenses owed but not yet paid. The statement also reports the fund’s net asset value (NAV) per share on the last day of the reporting period. The NAV is calculated by dividing the fund’s net assets (assets minus liabilities) by the number of shares outstanding. This statement is accompanied by a Schedule of Investments. Alternatively, if certain conditions are met, a Statement of Net Assets may be presented in lieu of this statement and the Schedule of Investments.
STATEMENT OF NET ASSETS
The Statement of Net Assets provides a detailed list of the fund’s holdings, including each security’s market value on the last day of the reporting period. The Statement of Net Assets includes a Schedule of Investments. Other assets are added and other liabilities subtracted from the investments total to calculate the fund’s net assets. Finally, net assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) per share.
At the end of the Statement of Net Assets is a table displaying the composition of the fund’s net assets. Paid in Capital is the money invested by shareholders and represents the bulk of net assets. Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the amounts the fund had available to distribute to shareholders as of the statement date. Accumulated Realized Losses will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund’s investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.
STATEMENT OF OPERATIONS
The Statement of Operations summarizes the fund’s investment income earned and expenses incurred in operating the fund. Investment income includes dividends earned from stocks and interest earned from interest-bearing securities in the fund. Expenses incurred in operating the fund include the advisory fee paid to the investment advisor, administrative services fees, distribution plan expenses (if applicable), transfer agent fees, shareholder servicing expenses, custodial, legal, and audit fees, and the printing and postage expenses related to shareholder reports. Expense offsets (fees paid indirectly) may also be shown. Credits earned from offset arrangements are used to reduce the fund’s expenses. This statement also shows net gains (losses) realized on the sale of investments and the increase or decrease in the unrealized appreciation (depreciation) on investments held during the period.
STATEMENT OF CHANGES IN NET ASSETS
The Statement of Changes in Net Assets shows how the fund’s total net assets changed during the two most recent reporting periods. Changes in the fund’s net assets are attributable to investment operations, distributions and capital share transactions.
The Operations section of the report summarizes information detailed in the Statement of Operations. The Distribution section shows the dividend and capital gain distributions made to shareholders. The amounts shown as distributions in this section may not match the net investment income and realized gains amounts shown in the Operations section because distributions are determined on a tax basis and certain investments or transactions may be treated differently for financial statement and tax purposes. The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, and the amounts redeemed. The corresponding numbers of shares issued, reinvested and redeemed are shown at the end of the report.

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FINANCIAL HIGHLIGHTS
The Financial Highlights table provides a per-share breakdown by class of the components that affect the fund’s net asset value for current and past reporting periods. The table provides total return, total distributions, expense ratios, portfolio turnover and net assets for the applicable period. Total return is a measure of a fund’s performance that encompasses all elements of return: dividends, capital gain distributions and changes in net asset value. Total return is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gain distributions, expressed as a percentage of the initial investment. Total distributions include distributions from net investment income and net realized gains. Long-term gains are earned on securities held in the fund more than one year. Short-term gains, on the sale of securities held less than one year, are treated as ordinary dividend income for tax purposes. The expense ratio is a fund’s cost of doing business, expressed as a percentage of net assets. These expenses directly reduce returns to shareholders. Portfolio turnover measures the trading activity in a fund’s investment portfolio – how often securities are bought and sold by a fund. Portfolio turnover is affected by market conditions, changes in the size of the fund, the nature of the fund’s investments and the investment style of the portfolio manager.
PROXY VOTING
The Proxy Voting Guidelines that the Portfolio uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the Fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Fund at 1-800-368-2745, by visiting the Calvert website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling the Fund, by visiting the Calvert website at www.calvert.com or visiting the SEC’s website at www.sec.gov.
AVAILABILITY OF QUARTERLY PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.
Investors should carefully consider the investment objectives, risks, charges and expenses of the Calvert Funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call Calvert at 800/368-2745.

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Calvert VP Volatility Managed Growth Portfolio
Semi-Annual Report June 30, 2014

4	Market Commentary
7	Shareholder Expense Example
8	Schedule of Investments
10	Statement of Assets and Liabilities
11	Statement of Operations
12	Statements of Changes in Net Assets
13	Notes to Financial Statements
17	Financial Highlights
18	Explanation of Financial Tables
19	Proxy Voting
19	Availability of Quarterly Portfolio Holdings

CALVERT VP VOLATILITY MANAGED GROWTH PORTFOLIO
Portfolio within Calvert Variable Products, Inc.
Managed by Ameritas Investment Partners, Inc., and Milliman, Inc., Subadvisors
Investment Climate
Equity markets weathered a rise in geopolitical tensions during the first half of 2014, marked by turmoil in the Middle East and conflict in the Ukraine. Despite these tensions, all major global equity indices posted strong returns over the reporting period. The U.S. economic recovery regained its footing after a disappointing first quarter, while easing measures announced by the European Central Bank (ECB) were a welcome development following a string of weaker-than-expected macroeconomic data in the eurozone. Meanwhile, signs that economic growth in China was stabilizing helped emerging-market equities rebound after a rough start to the year. For the six-month period ending June 30, 2014, the Standard and Poor’s (S&P) 500, Russell 1000, Russell 2000, MSCI EAFE, and MSCI Emerging Markets Indices returned 7.14%, 7.27%, 3.19%, 5.14%, and 6.32%, respectively.
From an investment-style perspective, domestic large-capitalization stocks outperformed their small-cap counterparts, while value stocks outperformed growth stocks during the period. However, small-caps began to reverse this trend in June and should benefit from continued economic recovery and increasing merger and acquisition (M&A) activity in the United States as the year wears on. Looking at sector performance, Utilities, Energy, and Health Care were the top performers within the Russell 1000 Index, while the Consumer Discretionary, Telecommunications Services, and Industrials sectors lagged.
Equity Markets Prove Resilient Despite Geopolitical Tensions
Familiar sources of volatility—geopolitical turmoil and instability in the Middle East—again reared their ugly heads during the first half of the year. As the crisis in Iraq intensified, oil prices spiked in June, but retreated toward month-end following reports that the situation was coming under control. In the past this might have resulted in increased volatility or a sell-off in the equity markets, but this time investors seemed to shrug it off. This was likely due to America having reduced its dependence on foreign energy and investors not perceiving the conflict as being a long-term threat to the supply of oil. At the same time, simmering unrest in the Ukraine lingered throughout the period. But with a relatively remote chance of the situation escalating into a broader regional conflict, market participants again determined the economic impact on

AVERAGE ANNUAL TOTAL RETURN (period ended 6.30.14)

Six month**	4.66%
One year	14.77%
Since inception (4/30/2013)	9.82%

The performance data shown represents past performance, does not guarantee future results and assumes reinvestment of all dividends and distributions. All performance data reflects fee waivers and/or expense limitations, if any are in effect; in their absence performance would be lower. See Note B in Notes to Financial Statements. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.
Visit calvert.com/institutional-VP-performance.html for current performance data. The gross expense ratio from the current prospectus for the Portfolio is 1.039% (includes Acquired Fund fees). This number may vary from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, does not include fee or expense waivers. The performance data and expense ratio reflect deduction of Portfolio operating expenses, but do not reflect charges and expenses imposed under the variable annuity or life insurance contract.
* The Volatility Managed Growth Composite Benchmark is an internally constructed index comprised of a blend of 58% Russell 3000 Index, 4% MSCI U.S. REIT, 16% MSCI EAFE Index, 18% Barclays U.S. Aggregate Bond Index and 4% Barclays 3 Month T-Bill Bellwether Index.
** Total Return is not annualized for periods of less than one year.

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global growth would likely be minimal. Overall, renewed confidence that the U.S. Federal Reserve (Fed) and central banks around the world would continue to maintain accommodative monetary policies also provided significant support for U.S. and global equity markets.
U.S. Macroeconomic Data Rebounds from Winter Doldrums
Rather than focusing on events happening abroad, investors instead fixed their attention on improving U.S. macroeconomic data, and put the first quarter’s negative gross domestic product (GDP) growth in the rearview mirror, attributing the setback to harsh winter weather. Strong U.S. corporate earnings provided support to equity markets while the labor market continued to show signs of improvement. Jobless claims continued their downward trend and monthly payroll gains have now exceeded 200,000 workers for five consecutive months, pushing the unemployment rate down to 6.1%, the lowest level since September 2008. Other macroeconomic data also pointed to a second quarter rebound—auto sales continued to rise, Manufacturing PMI1 remained firmly in expansion territory, and consumer confidence edged up. The housing market recovery, an important driver of economic growth, also got back on track with second-quarter data indicating a pick-up in housing activity, which had been suppressed by the severe weather conditions. Despite this spate of positive U.S. macroeconomic data, one area of concern was sluggish consumer spending, which is likely being held down by low wage growth. However, we believe that U.S. economic growth will accelerate in the coming quarters, allowing for income growth, which should boost both consumer confidence and spending.
Anemic European Economy Spurs ECB to Action
In Europe, European Central Bank (ECB) President Mario Draghi announced a series of easing measures at a June monetary policy meeting, with the goal of stimulating growth and fending off deflation. This came on the heels of weaker data in the eurozone as inflation there dropped to 0.5% and GDP grew just 0.2% in the first quarter, while the euro area’s Manufacturing PMI declined to the lowest level since November 2013, with notable declines in France and Germany. As we have anticipated, it appears European economic recovery will take much longer to materialize than the market has anticipated to date.
China’s Economic Growth Remains a Concern, but Shows Signs of Stabilizing
Investors remained concerned about slowing economic growth in China as the country transitions to a more consumer-oriented economy. A sharp slowdown in China could prove troubling for global markets, especially given

ECONOMIC SECTORS	% OF TOTAL INVESTMENTS
Exchange Traded Products	91.8%
Short-Term Investments	8.2%
Total	100%

the unknown ripple effects on the global economy should the Chinese real estate bubble burst. For now, investors gained comfort in improved manufacturing PMI reports released in June and an expansion of China’s “mini-stimulus” policies. The improving economic backdrop in China also helped propel the rebound in emerging market equities during the second quarter.
Outlook
We continue to believe that this cycle of economic recovery will be more protracted than usual given the depth and severity of the financial crisis that preceded it. Consistent with that and recognizing that this protracted cycle will continue to be characterized by very slow rates of improvement, we think the U.S. economy has largely recovered and is now going through an expansion phase. What this may mean going forward is that economic growth may continue to be slower than usual for this stage in the cycle, but it should still prove robust.
Concerns about subdued emerging-market growth and geopolitical turmoil have effectively injected more risk into the global markets, with investors taking a more cautious approach toward equities. In the short term, this has been positive for U.S. Treasuries and bond-fund inflows. However, from a longer-term perspective, bond prices are likely to come under greater pressure as the Fed continues to wind down its asset purchase program.
We expect the Fed will continue to focus on maintaining positive U.S. economic growth and will adjust the pace at which it tapers quantitative easing (QE) accordingly. As we have maintained for some time, a key consideration in the Fed's strategy remains the U.S housing market, which is a chief driver of U.S. economic growth. As a result, we don’t expect to see much interest-rate volatility in the near term. Having said that, time will continue to work against low rates as the long-term trajectory has nowhere else to go but up.
Overall, we believe global economic growth will continue to move ahead slowly, supported by favorable central bank policies, and these conditions will continue to provide a favorable underpinning for the equities markets, with the U.S. markets in the strongest position. U.S. equities will probably not repeat the 30-40% banner year they had in 2013, but as the U.S. economy continues to strengthen,

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there is no reason not to expect another positive—though less spectacular—year for stocks in 2014.
Sincerely,
Natalie A. Trunow
Senior Vice President, Chief Investment Officer - Equities
Calvert Investment Management, Inc.
July 2014

1. Purchasing Managers Index (PMI) is an indicator of the economic health of the manufacturing sector and is based on five major areas: new orders, inventory levels, production, supplier deliveries, and the employment environment.

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SHAREHOLDER EXPENSE EXAMPLE
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).
Note: Expenses do not reflect charges and expenses of the variable annuity or variable universal life contract.
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	BEGINNING ACCOUNT VALUE 1/1/14	ENDING ACCOUNT VALUE 6/30/14	EXPENSES PAID DURING PERIOD* 1/1/14 - 6/30/14
Actual	$1,000.00	$1,046.60	$4.21

Hypothetical (5% return per year before expenses)	$1,000.00	$1,020.68	$4.16

* Expenses are equal to the Fund’s annualized expense ratio of 0.83%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Portfolio invests are not included in the annualized expense ratio.

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SCHEDULE OF INVESTMENTS
JUNE 30, 2014

EXCHANGE TRADED PRODUCTS - 94.0%	SHARES	VALUE

Consumer Discretionary Select Sector SPDR Fund	3,200	$213,568
Consumer Staples Select Sector SPDR Fund	5,000	223,100
Financial Select Sector SPDR Fund	12,400	281,976
Health Care Select Sector SPDR Fund	3,800	231,154
Industrial Select Sector SPDR Fund	4,300	232,458
iShares Core S&P Mid-Cap ETF	12,400	1,774,192
iShares Core U.S. Aggregate Bond ETF	86,100	9,419,340
iShares North American Natural Resources ETF	5,000	249,750
iShares Russell 2000 ETF	24,900	2,958,369
iShares S&P 500 Growth ETF	67,200	7,068,768
iShares S&P 500 Value ETF	78,200	7,059,896
iShares S&P Mid-Cap 400 Growth ETF	3,900	612,612
iShares S&P Mid-Cap 400 Value ETF	5,000	634,600
SPDR Barclays High Yield Bond ETF	14,400	600,912
Technology Select Sector SPDR Fund	8,800	337,480
Vanguard FTSE Developed Markets ETF	152,600	6,499,234
Vanguard FTSE Emerging Markets ETF	13,900	599,507
Vanguard REIT ETF	30,800	2,305,072
Vanguard S&P 500 ETF	68,900	12,362,727
Vanguard Short-Term Corporate Bond ETF	7,300	586,701
Vanguard Total International Stock ETF	43,400	2,356,186

Total Exchange Traded Products (Cost $53,866,590)		56,607,602

TIME DEPOSIT - 8.4%	PRINCIPAL AMOUNT
State Street Bank Time Deposit, 0.083%, 7/1/14	$5,049,938	5,049,938

Total Time Deposit (Cost $5,049,938)		5,049,938

TOTAL INVESTMENTS (Cost $58,916,528) - 102.4%		61,657,540
Other assets and liabilities, net - (2.4%)		(1,436,590)
NET ASSETS - 100%		$60,220,950

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Purchased:
MSCI EAFE Mini Index	8	9/14	$787,560	$2,554
E-Mini S&P 400 Index	3	9/14	428,790	8,023
E-Mini Russell 2000 Index	5	9/14	595,150	12,076
E-Mini S&P 500 Index	19	9/14	1,854,780	13,513
Total Purchased				$36,166

See notes to financial statements.

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Abbreviations:
ETF: Exchange Traded Fund
REIT: Real Estate Investment Trust

See notes to financial statements.

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STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2014

ASSETS
Investments in securities, at value (Cost $58,916,528) - see accompanying schedule	$61,657,540
Cash	99,913
Cash collateral at broker	151,733
Receivable for securities sold	2,481,226
Receivable for futures variation margin	36,285
Receivable for shares sold	1,048,675
Interest and dividends receivable	7,211
Total assets	65,482,583

LIABILITIES
Payable for securities purchased	5,168,476
Payable for shares redeemed	31,740
Payable to Calvert Investment Management, Inc.	16,843
Payable to Calvert Investment Administrative Services, Inc.	4,471
Payable to Calvert Investment Services, Inc.	167
Payable to Calvert Investment Distributors, Inc.	11,176
Accrued expenses and other liabilities	28,760
Total liabilities	5,261,633

NET ASSETS	$60,220,950

NET ASSETS CONSIST OF:
Paid-in capital applicable to 3,622,980 shares of common stock outstanding;
$0.10 par value, 100,000,000 shares authorized	$56,689,622
Undistributed net investment income	315,456
Accumulated net realized gain (loss)	438,694
Net unrealized appreciation (depreciation)	2,777,178

NET ASSETS	$60,220,950

NET ASSET VALUE PER SHARE	$16.62

See notes to financial statements.

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STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2014

NET INVESTMENT INCOME
Investment Income:
Dividend income	$471,045
Interest income	1,006
Total investment income	472,051

Expenses:
Investment advisory fee	79,887
Transfer agency fees and expenses	3,029
Directors’ fees and expenses	1,876
Administrative fees	19,021
Distribution Plan expenses	47,552
Accounting fees	2,853
Custodian fees	13,273
Reports to shareholders	8,879
Professional fees	10,909
Miscellaneous	560
Total expenses	187,839
Reimbursement from Advisor	(29,968)
Net expenses	157,871

NET INVESTMENT INCOME	314,180

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	844,028
Futures	(247,444)
596,584
Change in unrealized appreciation (depreciation) on:
Investments	1,457,092
Futures	(26,461)
1,430,631

NET REALIZED AND UNREALIZED GAIN (LOSS)	2,027,215

INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$2,341,395

See notes to financial statements.

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STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS	SIX MONTHS ENDED JUNE 30, 2014	FROM INCEPTION APRIL 30, 2013 THROUGH DECEMBER 31, 2013
Operations:
Net investment income	$314,180	$173,036
Net realized gain (loss)	596,584	(158,151)
Change in unrealized appreciation (depreciation)	1,430,631	1,346,547

INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	2,341,395	1,361,432

Distributions to shareholders from:
Net investment income	—	(171,499)
Total distributions	—	(171,499)

Capital share transactions:
Shares sold	32,495,967	24,461,673
Reinvestment of distributions	—	157,148
Shares redeemed	(325,821)	(99,345)
Total capital share transactions	32,170,146	24,519,476

TOTAL INCREASE (DECREASE) IN NET ASSETS	34,511,541	25,709,409

NET ASSETS
Beginning of period	25,709,409	—
End of period (including undistributed net investment income
of $315,456 and $1,276, respectively)	$60,220,950	$25,709,409

CAPITAL SHARE ACTIVITY
Shares sold	2,024,331	1,615,438
Reinvestment of distributions	—	9,921
Shares redeemed	(20,270)	(6,440)
Total capital share activity	2,004,061	1,618,919

See notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS
NOTE A — SIGNIFICANT ACCOUNTING POLICIES
General: Calvert VP Volatility Managed Growth Portfolio (the “Portfolio”), a series of Calvert Variable Products, Inc. (the “Fund”), is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund is comprised of twelve separate portfolios. The operations of each series of the Fund are accounted for separately. The Portfolio began operations on April 30, 2013 and offers Class F shares, which are subject to Distribution Plan expenses. Shares of the Portfolio are sold without sales charge to affiliated and unaffiliated insurance companies for allocation to certain of their variable separate accounts. The Portfolio invests primarily in exchange traded funds representing a broad range of asset classes (the “Underlying Funds”) and derivatives to manage overall portfolio volatility.
Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Portfolio uses independent pricing services approved by the Board of Directors (“the Board”) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
The Board has adopted Valuation Procedures (the “Procedures”) to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. The Board has delegated the day-to-day responsibility for determining the fair value of assets of the Portfolio to Calvert Investment Management, Inc. (the “Advisor” or “Calvert”) and has provided these Procedures to govern Calvert in its valuation duties.
Calvert has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated.
The Valuation Committee meets on a regular basis to review illiquid securities and other investments which may not have readily available market prices. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.
The Valuation Committee utilizes various methods to measure the fair value of the Portfolio’s investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. There were no such transfers during the period. Valuation techniques used to value the Portfolio’s investments by major category are as follows:
Exchange traded products are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Short-term securities of sufficient credit quality with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

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If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Advisor, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by the Valuation Committee.
The Valuation Committee considers a number of factors, including significant unobservable valuation inputs when arriving at fair value. It considers all significant facts that are reasonably available and relevant to the determination of fair value.
The Valuation Committee primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. When more appropriate, the fund may employ an income-based or cost approach. An income-based valuation approach discounts anticipated future cash flows of the investment to calculate a present amount (discounted). The measurement is based on the value indicated by current market expectations about those future amounts. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. A cost based approach is based on the amount that currently would be required to replace the service capacity of an asset (current replacement cost). From the seller’s perspective, the price that would be received for the asset is determined based on the cost to a buyer to acquire or construct a substitute asset of comparable utility, adjusted for obsolescence.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.
At June 30, 2014, no securities were fair valued in good faith under the direction of the Board.
The following table summarizes the market value of the Portfolio's holdings as of June 30, 2014, based on the inputs used to value them:

	VALUATION INPUTS
INVESTMENTS IN SECURITIES*	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Exchange traded products	$56,607,602	—	—	$56,607,602
Other debt obligations	—	$5,049,938	—	5,049,938
TOTAL	$56,607,602	$5,049,938	—	$61,657,540
Other financial instruments**	$36,166	—	—	$36,166

* For a complete listing of investments, please refer to the Schedule of Investments.
** Other financial instruments are derivative instruments not reflected in the Total Investments in the Schedule of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

Futures Contracts: The Portfolio may purchase and sell futures contracts to manage overall portfolio volatility. These futures contracts may include, but are not limited to, market index futures contracts and futures contracts based on U.S. government obligations. The Portfolio may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Portfolio’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange and the boards of trade, through their clearing corporations, guarantee the futures contracts against

14 www.calvert.com CALVERT VP VOLATILITY MANAGED GROWTH PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED)

default. As a result, there is minimal counterparty credit risk to the Portfolio. During the period, futures contracts were used to adjust the Portfolio’s overall equity exposure in an effort to stabilize portfolio volatility around a target level. The Portfolio’s futures contracts at period end are presented in the Schedule of Investments.
During the period, the Portfolio invested in E-Mini S&P 500 Index, MSCI EAFE Mini Index, E-Mini S&P 400 Index, and E-Mini Russell 2000 Index futures. The volume of outstanding contracts has varied throughout the period with a weighted average of 10 contracts and $754,114 weighted average notional value.
Security Transactions and Investment Income: Security transactions, normally related to shares of the Underlying Funds, are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Expenses included in the accompanying financial statements reflect the expenses of the Portfolio and do not include any expenses associated with the Underlying Funds.
Distributions to Shareholders: Distributions to shareholders are recorded by the Portfolio on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Portfolio’s capital accounts to reflect income and gains available for distribution under income tax regulations.
Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Federal Income Taxes: No provision for federal income or excise tax is required since the Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Portfolio’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Portfolio’s financial statements. A Portfolio’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.
NOTE B — RELATED PARTY TRANSACTIONS
Calvert Investment Management, Inc. (the “Advisor”) is wholly-owned by Calvert Investments, Inc., which is indirectly wholly-owned by Ameritas Mutual Holding Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and Directors of the Fund who are employees of the Advisor or its affiliates. For its services, the Advisor receives an annual fee, payable monthly, of .42% of the Portfolio’s average daily net assets.
The Advisor has contractually agreed to limit net annual portfolio operating expenses through April 30, 2015. The contractual expense cap is .83%. For the purpose of this expense limit, operating expenses do not include interest expense, brokerage commissions, taxes and extraordinary expenses. This expense limitation does not limit fees and expenses associated with the Underlying Funds.
Calvert Investment Administrative Services, Inc., an affiliate of the Advisor, provides administrative services to the Portfolio for an annual fee, payable monthly, of .10% of the average daily net assets of the Portfolio.
Calvert Investment Distributors, Inc. (“CID”), an affiliate of the Advisor, is the distributor and principal underwriter for the Portfolio. Pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Portfolio has adopted a Distribution Plan that permits the Portfolio to pay certain expenses associated with the distribution and servicing of its shares. The expenses paid may not exceed .25% annually of the average daily net assets of Class F.
Calvert Investment Services, Inc. (“CIS”), an affiliate of the Advisor, acts as shareholder servicing agent for the Portfolio. For its services, CIS received a fee of $762 for the six months ended June 30, 2014. Boston Financial Data Services, Inc. is the transfer and dividend disbursing agent.

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Each Director of the Fund who is not an employee of the Advisor or its affiliates receives a fee of $1,500 for each Board and Committee meeting attended plus an annual fee of $40,000. Committee chairs receive an additional $5,000 annual retainer. Directors’ fees are allocated to each of the portfolios served.
NOTE C — INVESTMENT ACTIVITY AND TAX INFORMATION
During the period, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $40,358,195 and $10,445,635, respectively.

CAPITAL LOSS CARRYFORWARD

NO EXPIRATION DATE
Short-term	($34,190)
Long-term	(57,120)
Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred in taxable years beginning after December 22, 2010 can be carried forward to offset future capital gains for an unlimited period. These losses will retain their character as either long-term or short-term.
As of June 30, 2014, the tax basis components of appreciation/(depreciation) and the federal tax cost were as follows:

Unrealized appreciation	$2,709,867
Unrealized (depreciation)	(3,242)
Net unrealized appreciation/(depreciation)	$2,706,625

Federal income tax cost of investments	$58,950,915
NOTE D — LINE OF CREDIT
A financing agreement is in place with the Calvert Funds and State Street Corporation (“SSC”). Under the agreement, SSC provides an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), accessible by the Funds for temporary or emergency purposes only. Borrowings under the committed facility bear interest at the higher of the London Interbank Offered Rate (LIBOR) or the overnight Federal Funds Rate plus 1.25% per annum. A commitment fee of .11% per annum is incurred on the unused portion of the committed facility, which is allocated to all participating funds. The Portfolio had no borrowings under the agreement during the six months ended June 30, 2014.
NOTE E — SUBSEQUENT EVENTS
In preparing the financial statements as of June 30, 2014, no subsequent events or transactions occurred that would have required recognition or disclosure in these financial statements.

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FINANCIAL HIGHLIGHTS

	PERIODS ENDED
	JUNE 30,	DECEMBER 31,
	2014 (z)	2013 #(z)
Net asset value, beginning	$15.88	$15.00
Income from investment operations:
Net investment income	0.13	0.21
Net realized and unrealized gain (loss)	0.61	0.78
Total from investment operations	0.74	0.99
Distributions from:
Net investment income	—	(0.11)
Net realized gain	—	—
Total distributions	—	(0.11)
Total increase (decrease) in net asset value	0.74	0.88
Net asset value, ending	$16.62	$15.88

Total return*	4.66%	6.59%
Ratios to average net assets: A, B
Net investment income	1.65% (a)	2.12% (a)
Total expenses	.99% (a)	1.25% (a)
Expenses before offsets	.83% (a)	.83% (a)
Net expenses	.83% (a)	.83% (a)
Portfolio turnover	28%	1%
Net assets, ending (in thousands)	$60,221	$25,709

A Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the portfolio.
B Amounts do not include the activity of the Underlying Funds.
(a) Annualized.
(z) Per share figures are calculated using the Average Shares Method.
# From April 30, 2013 inception.
* Total return is not annualized for periods of less than one year and does not reflect charges and expenses of the variable annuity or variable universal life contract.

See notes to financial statements.

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EXPLANATION OF FINANCIAL TABLES
SCHEDULE OF INVESTMENTS
The Schedule of Investments is a snapshot of all securities held in the fund at their market value, on the last day of the reporting period. Securities are listed by asset type (e.g., common stock, corporate bonds, U.S. government obligations) and may be further broken down into sub-groups and by industry classification.
STATEMENT OF ASSETS AND LIABILITIES
The Statement of Assets and Liabilities is often referred to as the fund’s balance sheet. It lists the value of what the fund owns, is due and owes on the last day of the reporting period. The fund’s assets include the market value of securities owned, cash, receivables for securities sold and shareholder subscriptions, and receivables for dividends and interest payments that have been earned, but not yet received. The fund’s liabilities typically include payables for securities purchased and shareholder redemptions, and expenses owed but not yet paid. The statement also reports the fund’s net asset value (NAV) per share on the last day of the reporting period. The NAV is calculated by dividing the fund’s net assets (assets minus liabilities) by the number of shares outstanding. This statement is accompanied by a Schedule of Investments. Alternatively, if certain conditions are met, a Statement of Net Assets may be presented in lieu of this statement and the Schedule of Investments.
STATEMENT OF NET ASSETS
The Statement of Net Assets provides a detailed list of the fund’s holdings, including each security’s market value on the last day of the reporting period. The Statement of Net Assets includes a Schedule of Investments. Other assets are added and other liabilities subtracted from the investments total to calculate the fund’s net assets. Finally, net assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) per share.
At the end of the Statement of Net Assets is a table displaying the composition of the fund’s net assets. Paid in Capital is the money invested by shareholders and represents the bulk of net assets. Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the amounts the fund had available to distribute to shareholders as of the statement date. Accumulated Realized Losses will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund’s investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.
STATEMENT OF OPERATIONS
The Statement of Operations summarizes the fund’s investment income earned and expenses incurred in operating the fund. Investment income includes dividends earned from stocks and interest earned from interest-bearing securities in the fund. Expenses incurred in operating the fund include the advisory fee paid to the investment advisor, administrative services fees, distribution plan expenses (if applicable), transfer agent fees, shareholder servicing expenses, custodial, legal, and audit fees, and the printing and postage expenses related to shareholder reports. Expense offsets (fees paid indirectly) may also be shown. Credits earned from offset arrangements are used to reduce the fund’s expenses. This statement also shows net gains (losses) realized on the sale of investments and the increase or decrease in the unrealized appreciation (depreciation) on investments held during the period.
STATEMENT OF CHANGES IN NET ASSETS
The Statement of Changes in Net Assets shows how the fund’s total net assets changed during the two most recent reporting periods. Changes in the fund’s net assets are attributable to investment operations, distributions and capital share transactions.
The Operations section of the report summarizes information detailed in the Statement of Operations. The Distribution section shows the dividend and capital gain distributions made to shareholders. The amounts shown as distributions in this section may not match the net investment income and realized gains amounts shown in the Operations section because distributions are determined on a tax basis and certain investments or transactions may be treated differently for financial statement and tax purposes. The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, and the amounts redeemed. The corresponding numbers of shares issued, reinvested and redeemed are shown at the end of the report.

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FINANCIAL HIGHLIGHTS
The Financial Highlights table provides a per-share breakdown by class of the components that affect the fund’s net asset value for current and past reporting periods. The table provides total return, total distributions, expense ratios, portfolio turnover and net assets for the applicable period. Total return is a measure of a fund’s performance that encompasses all elements of return: dividends, capital gain distributions and changes in net asset value. Total return is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gain distributions, expressed as a percentage of the initial investment. Total distributions include distributions from net investment income and net realized gains. Long-term gains are earned on securities held in the fund more than one year. Short-term gains, on the sale of securities held less than one year, are treated as ordinary dividend income for tax purposes. The expense ratio is a fund’s cost of doing business, expressed as a percentage of net assets. These expenses directly reduce returns to shareholders. Portfolio turnover measures the trading activity in a fund’s investment portfolio – how often securities are bought and sold by a fund. Portfolio turnover is affected by market conditions, changes in the size of the fund, the nature of the fund’s investments and the investment style of the portfolio manager.
PROXY VOTING
The Proxy Voting Guidelines that the Portfolio uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the Fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Fund at 1-800-368-2745, by visiting the Calvert website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling the Fund, by visiting the Calvert website at www.calvert.com or visiting the SEC’s website at www.sec.gov.
AVAILABILITY OF QUARTERLY PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.
Investors should carefully consider the investment objectives, risks, charges and expenses of the Calvert Funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call Calvert at 800/368-2745.

www.calvert.com CALVERT VP VOLATILITY MANAGED GROWTH PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 19

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	This Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Directors since registrant last provided disclosure in response to this Item.

Item 11. Controls and Procedures.

(a)    The principal executive and financial officers concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.

(b)    There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1)    Not applicable.

(a)(2)     A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2).

Attached hereto.

(a)(3)    Not applicable.

(b)    A certification for the registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached hereto. The certification furnished pursuant to this paragraph is not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the registrant specifically incorporates it by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT VARIABLE PRODUCTS, INC.

By:     ___/s/ Barbara J. Krumsiek__________
Barbara J. Krumsiek
Chairman -- Principal Executive Officer

Date: August 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

___/s/ Barbara J. Krumsiek___________
Barbara J. Krumsiek
Chairman -- Principal Executive Officer

Date: August 28, 2014

__/s/ Michael V. Yuhas, Jr.________
Michael V. Yuhas
Assistant Treasurer -- Principal Financial Officer

Date: August 28, 2014